UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549

FORM N-1A

File No. 033-63238
File No. 811-07742

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. __	/ /

Post-Effective Amendment No. 39	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 40

(Check appropriate box or boxes.)

VOYAGEUR MUTUAL FUNDS
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania 19103-7094
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	December 29, 2010

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/X/	on December 29, 2010 pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

/ /	If appropriate, check the following box: this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

---   C O N T E N T S   ---

This Post-Effective Amendment No. 39 to Registration File No. 033-63238 includes the following:

1.           Facing Page

2.           Contents Page

3.           Part A - Prospectuses (1)

4.           Part B - Statements of Additional Information (1)

5.           Part C - Other Information (1)

6.           Signatures

7.           Exhibits

This Post-Effective Amendment relates only to the Class A, B and C shares of the Registrant's series, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund and the Class A, B, C and Institutional shares of the Registrant's series, Delaware National High Yield Municipal Bond Fund.

(1)
This Post-Effective Amendment contains one common Prospectus and Statement of Additional Information for five registrants and two other common Prospectuses and a Statement of Additional Information for two registrants. Each registrant offers its shares in one or more series.  The Part C contained in this Post-Effective Amendment relates only to the Registrant's five series.  Post-effective amendments, each of which includes the applicable common Prospectus(es) and Statement of Additional Information and its own Part C, also are being filed for each of the five other registrants.

The Prospectus and Statement of Additional Information contained in this Post-Effective Amendment that relate to the Class A, B and C shares of the Registrant's series, Delaware Minnesota High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund also relate to the shares of Delaware Tax-Free Arizona Fund series of Voyageur Insured Funds; Delaware Tax-Free Minnesota Intermediate Fund series of Voyageur Intermediate Tax Free Funds: Delaware Tax-Free Colorado Fund series of Voyageur Mutual Funds II; and Delaware Tax-Free Minnesota Fund series of Voyageur Tax Free Funds.  Post-effective amendments which include the Prospectus and Statement of Additional Information as they relate to the series of these other registrants as well as their own Part C are being filed for Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds II and Voyageur Tax Free Funds.

The Prospectuses and Statement of Additional Information contained in this Post-Effective Amendment that relate to the Class A, B, C and Institutional shares of the Registrant's Delaware National High-Yield Municipal Bond Fund series also relate to the shares of the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, series of Delaware Group Tax-Free Fund. A separate post-effective amendment which includes the Prospectuses and Statement of Additional Information as they relate to the Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund and includes its own Part C is being filed for Delaware Group Tax-Free Fund.

FIXED INCOME

Nasdaq ticker symbols
	Class A	Class B	Class C
Delaware Tax-Free Arizona Fund	VAZIX	DVABX	DVACX
Delaware Tax-Free California Fund	DVTAX	DVTFX	DVFTX
Delaware Tax-Free Colorado Fund	VCTFX	DVBTX	DVCTX
Delaware Tax-Free Idaho Fund	VIDAX	DVTIX	DVICX
Delaware Tax-Free Minnesota Fund	DEFFX	DMOBX	DMOCX
Delaware Tax-Free Minnesota Intermediate Fund	DXCCX	DVSBX	DVSCX
Delaware Minnesota High-Yield Municipal Bond Fund	DVMHX	DVMYX	DVMMX
Delaware Tax-Free New York Fund	FTNYX	DVTNX	DVFNX

December [29], 2010

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Fund summaries
Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Minnesota High-Yield Municipal Bond Fund

Page

How we manage the Funds Our investment strategies The securities in which the Funds typically invest The risks of investing in the Funds Disclosure of portfolio holdings information	Page

Who manages the Funds Investment manager Portfolio managers Manager of managers structure Who's who?	Page

About your account
Investing in the Funds
   Choosing a share class
   Dealer compensation
Payments to intermediaries
How to reduce your sales charge
Waivers of contingent deferred sales charges
How to buy shares
Document delivery
How to redeem shares
Account minimums
Special services
Exchanges
Frequent trading of Fund shares
Dividends, distributions, and taxes

Page

Financial highlights	Page
Additional information	Page

Fund summary: Delaware Tax-Free Arizona Fund

What is the Fund’s investment objective?
Delaware Tax-Free Arizona Fund seeks as high a level of current income exempt from federal income tax and from the Arizona state personal income tax, as is consistent with preservation of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account” on page [__] and in the Fund’s statement of additional information under the section entitled “Purchasing shares” on page [__].

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	B	(if not redeemed) B	C	(if not redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from Arizona state personal income taxes.  This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses.  The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions.  We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax exempt income consistent with preservation of capital.  The Fund’s income level will vary depending on current interest rates and the specific securities in the portfolio.  The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.  The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Geographic concentration -- Geographic concentration risk is the heightened sensitivity to regional, state and local political and economic conditions that could adversely affect the holdings in a fund.  There is also a risk that there could be inadequate supply of municipal bonds in a particular state.

•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free Arizona Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
11.18%	4.48%	8.92%	4.61%	4.57%	3.35%	4.37%	1.76%	-4.02%	x.xx%

As of September 30, 2010, the Fund's Class A shares had a calendar year-to-date return of x.xx%  During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.95% for the quarter ended September 30, 2002 and its lowest quarterly return was -3.18% for the quarter ended June 30, 2004.  The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

Class A return before taxes	1 year	5 years	10 years
	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes	xx.xx%	xx.xx%	xx.xx%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%	xx.xx%	xx.xx%

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105-1407); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100.  We may reduce or waive the above minimums in certain cases.  As of May 31, 2007, no new or subsequent investments are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund summary: Delaware Tax-Free California Fund

What is the Fund’s investment objective?
Delaware Tax-Free California Fund seeks as high a level of current income exempt from federal income tax and from the California state personal income tax, as is consistent with preservation of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account” on page [__] and in the Fund’s statement of additional information under the section entitled “Purchasing shares” on page [__].

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	(x.xx%)	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from December 29, 2010 through December 29, 2011. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	B	(if not redeemed) B	C	(if not redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from California state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax exempt income consistent with preservation of capital.  The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Geographic concentration -- Geographic concentration risk is the heightened sensitivity to regional, state and local political and economic conditions that could adversely affect the holdings in a fund.  There is also a risk that there could be inadequate supply of municipal bonds in a particular state.

•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free California Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
14.51%	4.82%	9.00%	4.95%	6.14%	5.28%	5.14%	-0.11%	-8.04%	x.xx%

As of September 30, 2010, the Fund's Class A shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 5.66% for the quarter ended September 30, 2002 and its lowest quarterly return was -4.30% for the quarter ended December 31, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

Class A return before taxes	1 year	5 years	10 years
	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes	xx.xx%	xx.xx%	xx.xx%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%	xx.xx%	xx.xx%

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105-1407); by telephone to our Shareholder Service Center at 800

523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100.  We may reduce or waive the above minimums in certain cases.  As of May 31, 2007, no new or subsequent investments are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund summary: Delaware Tax-Free Colorado Fund

What is the Fund’s investment objective?
Delaware Tax-Free Colorado Fund seek as high a level of current income exempt from federal income tax and from the Colorado personal income tax, as is consistent with preservation of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account” on page [__] and in the Fund’s statement of additional information under the section entitled “Purchasing shares” on page [__].

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	B	(if not redeemed) B	C	(if not redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from Colorado personal income taxes of its respective state. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Geographic concentration -- Geographic concentration risk is the heightened sensitivity to regional, state and local political and economic conditions that could adversely affect the holdings in a fund.  There is also a risk that there could be inadequate supply of municipal bonds in a particular state.

•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free Colorado Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
11.19%	5.35%	7.06%	5.20%	4.38%	4.23%	4.65%	1.85%	-4.81%	x.xx%

As of September 30, 2010, the Fund's Class A shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.39% for the quarter ended September 30, 2002 and its lowest quarterly return was -3.25% for the quarter ended September 30, 2008.  The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

Class A return before taxes	1 year	5 years	10 years
	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes	xx.xx%	xx.xx%	xx.xx%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%	xx.xx%	xx.xx%

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105-1407); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100.  We may reduce or waive the above minimums in certain cases.  As of May 31, 2007, no new or subsequent investments are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund summary: Delaware Tax-Free Idaho Fund

What is the Fund’s investment objective?
Delaware Tax-Free Idaho Fund seek as high a level of current income exempt from federal income tax and from the Idaho personal income tax, as is consistent with preservation of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account” on page [__] and in the Fund’s statement of additional information under the section entitled “Purchasing shares” on page [__].

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	B	(if not redeemed) B	C	(if not redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from Idaho personal income taxes of its respective state. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Geographic concentration -- Geographic concentration risk is the heightened sensitivity to regional, state and local political and economic conditions that could adversely affect the holdings in a fund.  There is also a risk that there could be inadequate supply of municipal bonds in a particular state.

•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free Idaho Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
10.58%	4.77%	8.61%	5.57%	4.57%	3.09%	4.35%	3.17%	-2.83%	x.xx%

As of September 30, 2010, the Fund's Class A shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.51% for the quarter ended December 31, 2000 and its lowest quarterly return was -2.81% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

Class A return before taxes	1 year	5 years	10 years
	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes	xx.xx%	xx.xx%	xx.xx%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%	xx.xx%	xx.xx%

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105-1407); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100.  We may reduce or waive the above minimums in certain cases.  As of May 31, 2007, no new or subsequent investments are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund summary: Delaware Tax-Free New York Fund

What is the Fund’s investment objective?
Delaware Tax-Free New York Fund seeks as high a level of current income exempt from federal income tax and from the New York state personal income tax as is consistent with preservation of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account” on page [__] and in the Fund’s statement of additional information under the section entitled “Purchasing shares” on page [__].

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	(x.xx%)	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from December 29, 2010 through December 29, 2011. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	B	(if not redeemed) B	C	(if not redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from New York personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in its portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. The Fund will generally have a dollar-weighted average effective maturity of between five and 30 years.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Geographic concentration -- Geographic concentration risk is the heightened sensitivity to regional, state and local political and economic conditions that could adversely affect the holdings in a fund.  There is also a risk that there could be inadequate supply of municipal bonds in a particular state.

•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free New York Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
11.94%	4.06%	10.15%	5.61%	5.14%	4.11%	4.95%	2.17%	-3.20%	x.xx%

As of September 30, 2010, the Fund's Class A shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 5.20% for the quarter ended September 30, 2002 and its lowest quarterly return was -2.94% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

Class A return before taxes	1 year	5 years	10 years
	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes	xx.xx%	xx.xx%	xx.xx%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%	xx.xx%	xx.xx%

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o

Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105-1407); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100.  We may reduce or waive the above minimums in certain cases.  As of May 31, 2007, no new or subsequent investments are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund summary: Delaware Tax-Free Minnesota Fund

What is the Fund’s investment objective?
Delaware Tax-Free Minnesota Fund seeks as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, as is consistent with preservation of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account” on page [__] and in the Fund’s statement of additional information under the section entitled “Purchasing shares” on page [__].

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C
Management fees	0.54%	0.54%	0.54%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	B	(if not redeemed) B	C	(if not redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, Delaware Tax-Free Minnesota Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from the Minnesota state personal income tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax exempt income consistent with preservation of capital.  The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. Under normal circumstances, the Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Geographic concentration -- Geographic concentration risk is the heightened sensitivity to regional, state and local political and economic conditions that could adversely affect the holdings in a fund.  There is also a risk that there could be inadequate supply of municipal bonds in a particular state.

•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free Minnesota performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
10.91%	4.21%	8.68%	6.51%	4.78%	4.11%	4.66%	2.10%	-3.10%	x.xx%

As of September 30, 2010, the Fund's Class A shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.55% for the quarter ended December 31, 2000 and its lowest quarterly return was -2.87% for the quarter ended September 30, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

Class A return before taxes	1 year	5 years	10 years
	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes	xx.xx%	xx.xx%	xx.xx%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%	xx.xx%	xx.xx%

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o

Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105-1407); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100.  We may reduce or waive the above minimums in certain cases.  As of May 31, 2007, no new or subsequent investments are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund summary: Delaware Tax-Free Minnesota Intermediate Fund

What is the Fund’s investment objective?
Delaware Tax-Free Minnesota Intermediate Fund seeks to provide investors with preservation of capital and, secondarily, current income exempt from federal income tax and the Minnesota state personal income tax, by maintaining a dollar-weighted average effective portfolio maturity of 10 years or less.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account” on page [__] and in the Fund’s statement of additional information under the section entitled “Purchasing shares” on page [__].

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	2.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers2	(0.10%)	none	none
Total annual fund operating expenses after fee waivers	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 2.00%, which declines to 1.00% during the second and third years and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund's Class A shares 12b-1 fee from [December 29, 2010 through December 29, 2011], to no more than 0.15% of average daily net assets.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Distributor's applicable waivers for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	B	(if not redeemed) B	C	(if not redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax, and from the Minnesota state personal income tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. Under normal circumstances, the Fund will maintain a dollar-weighted average effective maturity of more than 3 years but less than 10 years.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Geographic concentration -- Geographic concentration risk is the heightened sensitivity to regional, state and local political and economic conditions that could adversely affect the holdings in a fund.  There is also a risk that there could be inadequate supply of municipal bonds in a particular state.

•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free Minnesota Intermediate Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
6.65%	5.11%	8.54%	5.68%	3.93%	3.43%	4.32%	2.93%	-0.77%	x.xx%

As of September 30, 2010, the Fund's Class A shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.37% for the quarter ended September 30, 2002 and its lowest quarterly return was -2.27% for the quarter ended June 30, 2004. The maximum Class A sales charge of 2.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

Class A return before taxes	1 year	5 years	10 years
	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes	xx.xx%	xx.xx%	xx.xx%
Barclays Capital 3-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%	xx.xx%	xx.xx%

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105-1407); by telephone to our Shareholder Service Center at 800

523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100.  We may reduce or waive the above minimums in certain cases.  As of May 31, 2007, no new or subsequent investments are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

Fund summary: Delaware Minnesota High-Yield Municipal Bond Fund

What is the Fund’s investment objective?
Delaware Minnesota High-Yield Municipal Bond Fund seeks as high a level of current income exempt from federal income tax and from the Minnesota state personal income tax, primarily through investment in medium- and lower-grade municipal obligations.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account” on page [__] and in the Fund’s statement of additional information under the section entitled “Purchasing shares” on page [__].

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	(x.xx%)	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from December 29, 2010 through December 29, 2011. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	A	B	(if not redeemed) B	C	(if not redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes and the Minnesota state personal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund is required to derive at least 95% of its income from Minnesota obligations in order for any of its income to be exempt from Minnesota state personal income taxes. Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs. Under normal circumstances, the Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

The Fund will invest in lower-rated municipal securities ("junk bonds"), which typically offer higher income potential and involve greater risk than higher-quality securities.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Geographic concentration -- Geographic concentration risk is the heightened sensitivity to regional, state and local political and economic conditions that could adversely affect the holdings in a fund.  There is also a risk that there could be inadequate supply of municipal bonds in a particular state.

•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Minnesota High-Yield Municipal Bond Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
7.21%	6.82%	8.68%	8.19%	6.35%	5.86%	5.69%	0.05%	-10.04%	x.xx%

As of September 30, 2010, the Fund's Class A shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, Class A's highest quarterly return was 3.83% for the quarter ended September 30, 2002 and its lowest quarterly return was -6.04% for the quarter ended December 31, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

Class A return before taxes	1 year	5 years	10 years
	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes	xx.xx%	xx.xx%	xx.xx%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%	xx.xx%	xx.xx%

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o

Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105-1407); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100.  We may reduce or waive the above minimums in certain cases.  As of May 31, 2007, no new or subsequent investments are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

The Funds' investment manager, Delaware Management Company (Manager or we), will analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular fund.

The Funds will invest primarily in tax-exempt obligations of issuers in their respective states.

The Funds may also invest in securities of U.S. territories and possessions to the extent that these securities are tax-exempt under each state's tax code.

We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as: to reinvest the proceeds in higher yielding securities; to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation. As a result, we may realize losses or capital gains which could be taxable to shareholders.

Delaware Tax-Free Minnesota Intermediate Fund will generally have a dollar-weighted average effective maturity of more than 3 years but less than 10 years. This is a more conservative strategy than funds with longer dollar-weighted average effective maturities, which should result in the Fund experiencing less price volatility when interest rates rise or fall. The remaining Funds described in this prospectus will generally have a dollar-weighted average effective maturity of between 5 and 30 years.

Each Fund's investment objective is fundamental. This means that a Fund's Board of Trustees (each a "Board" and together, the "Boards") may not change the objective without obtaining shareholder approval.

The securities in which the Funds typically invest

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may also be free of state income taxes in the state where they are issued. Please see the Funds' Statement of Additional Information (SAI) for additional information about certain of the securities described below as well as other securities in which the Funds may invest.

Tax-exempt obligations

Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state or territory, its agencies or instrumentalities, municipalities, or other political subdivisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income tax in the state where the bond is issued. Determination of a bond's tax-exempt status is based on the opinion of the bond issuer's legal counsel.  Tax-exempt obligations may include securities subject to the alternative minimum tax.

How the Funds use them: Under normal conditions, each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest 80% of its respective assets in tax-exempt debt obligations rated in the top four quality grades by Standard & Poor's (S&P) or another nationally recognized statistical rating organization (NRSRO), or in unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

Delaware Tax-Free New York Fund will invest at least 80% of net assets in tax-exempt obligations under normal market conditions.

Delaware Minnesota High-Yield Municipal Bond Fund may invest in both investment grade and below investment grade debt obligations. Investment grade debt obligations are rated in the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. Below investment grade debt obligations are rated below the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to being rated below the top four quality grades. Both investment and below investment grade bonds may include general obligation bonds and revenue bonds.

The Fund may invest all or a portion of its assets in higher grade securities if the Manager determines that abnormal market conditions make investing in lower rated securities inconsistent with shareholders' best interest.

High yield, high-risk municipal bonds

High yield, high-risk municipal bonds are municipal debt obligations rated lower than investment grade by an NRSRO or, if unrated, of comparable quality. These securities are often referred to as "junk bonds" and are considered to be of poor standing and predominately speculative.

How the Funds use them: Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities.

Delaware Minnesota High-Yield Municipal Bond Fund may invest without limitation in high yield, high-risk fixed income securities.

General obligation bonds

General obligation bonds are municipal bonds on which the payment of principal and interest is secured by the issuer's pledge of its full faith, credit, and taxing power.

How the Funds use them: Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest without limit in general obligation bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limitation in general obligation bonds.

Revenue bonds

Revenue bonds are municipal bonds on which principal and interest payments are made from revenues derived from a particular facility, from the proceeds of a special excise tax or from revenue generated by an operating project. Principal and interest are not secured by the general taxing power. Tax-exempt industrial development bonds, in most cases, are a type of revenue bond that is not backed by the credit of the issuing municipality and may therefore involve more risk.

How the Funds use them: Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest without limit in revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality. Delaware Minnesota High-Yield Municipal Bond Fund may invest without limitation in revenue bonds.

Insured municipal bonds

Various municipal issuers may obtain insurance for their obligations. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. However, there is no assurance that the insurance company will meet its obligations. Insured obligations are typically rated in the top quality grades by an NRSRO.

How the Funds use them: The Funds may invest without limit in insured bonds. It is possible that a substantial portion of a Fund's portfolio may consist of municipal bonds that are insured by a single insurance company.

Insurance is available on uninsured bonds and a Fund may purchase such insurance directly. We will generally do so only if we believe that purchasing and insuring a bond provides an investment opportunity at least comparable to owning other available insured securities.

The purpose of insurance is to protect against credit risk. It does not insure against market risk or guarantee the value of the securities in the portfolio or the value of shares of a Fund.

Private activity or private placement bonds

Private activity or private placement bonds are municipal bond issues whose proceeds are used to finance certain nongovernment activities, including some types of industrial revenue bonds such as privately owned sports and convention facilities. The Tax Reform Act of 1986 subjects interest income from these bonds to the federal alternative minimum tax and makes the tax-exempt status of certain bonds dependent on the issuer's compliance with specific requirements after the bonds are issued.

How the Funds use them: Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 20% of its assets in bonds whose income is subject to the federal alternative minimum tax. This means that a portion of each Fund's distributions could be subject to the federal alternative minimum tax that applies to certain taxpayers.

Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in these bonds.

Inverse floaters

Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Certain inverse floater programs may be considered to be a form of borrowing.

How the Funds use them: Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, a Fund's investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund's net assets.

Delaware Minnesota High-Yield Municipal Bond Fund may invest up to 25% of its net assets in inverse floaters.

Where a Fund has invested in inverse floaters that are deemed to be borrowings, the Fund will designate cash and liquid securities in an amount sufficient to terminate the inverse floater program, and will adjust the value of those designated assets on a daily basis.

Advance refunded bonds

In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities that are deposited into an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on pre-existing bonds which are then considered to be "advance refunded bonds." Escrow secured bonds often receive the highest rating from S&P and Moody's Investors Service, Inc. (Moody's).

How the Funds use them: The Funds may invest without limit in advance refunded bonds. These bonds are generally considered to be of very high quality because of the escrow account, which typically holds U.S. Treasurys.

Short-term tax-free instruments

Short-term tax-free instruments include instruments such as tax-exempt commercial paper and general obligation, revenue, and project notes, as well as variable floating rate demand obligations.

How the Funds use them: The Funds may invest without limitation in high-quality, short-term tax-free instruments.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date.  Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option.

Certain options and futures may be considered to be derivative securities.

How the Funds use them: The Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities and other money market instruments at times when each Fund's assets are not fully invested. We may only enter into these transactions for hedging purposes if it is consistent with a Fund's respective investment objective and policies.

We may invest up to an aggregate of 20% of a Fund's net assets in futures, options, and swaps as long as the Fund's investment in these securities when aggregated with other taxable instruments and securities rated below investment grade (other than Delaware Minnesota High-Yield Municipal Bond Fund) does not exceed 20% of the Fund's total net assets.

At times when we anticipate adverse conditions, we may want to protect gains on securities without actually selling them. We might use futures or options on futures to neutralize the effect of any price declines, without selling a bond or bonds.

Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: The Funds may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as "Rule 144A Securities."  Restricted securities that are determined to be illiquid are subject to the Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swaps, index swaps, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of an index, in exchange for making fixed or floating rate interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Funds use them: The Funds may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. The Funds may also use interest rate swaps to hedge against changes in interest rates. We may use index swaps to gain exposure to markets that a Fund invests in and may also use index swaps as a substitute for futures, options or forward contracts if such contracts are not directly available to the Fund on favorable terms. We enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

We may invest up to an aggregate of 20% of a Fund's net assets in futures, options and swaps (subject to the Fund's 15% limitation on the aggregate notional amount of credit default swaps when we are selling protection a security or purchasing protection on a security that the Fund does not own) as long as the Fund's investment in these securities when aggregated with other taxable investments and securities that are rated below investment grade (other than Delaware Minnesota High-Yield Municipal Bond Fund) does not exceed 20% of the Fund's net assets.

Use of these strategies can increase the Funds' operating costs and can lead to loss of principal.

Municipal leases and certificates of participation

Certificates of participation (COPs) are widely used by state and local governments to finance the purchase of property and facilities. COPs are like installment purchase agreements. A governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality, which makes lease payments to repay interest and principal to the holders of the bonds. Once the lease payments are completed, the municipality gains ownership of the property for a nominal sum.

How the Funds use them: The Funds may invest without limitation in municipal lease obligations primarily through COPs.

As with a Fund's other investments, we expect its investments in municipal lease obligations to be exempt from regular federal income taxes. Each Fund will rely on the opinion of the bond issuer's counsel for a determination of the bond's tax-exempt status.

A feature that distinguishes COPs from municipal debt is that leases typically contain a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but may terminate the lease without penalty if its legislature or other appropriating body does not allocate the necessary money. In such a case, the creator of the COP, or its agent, is typically entitled to repossess the property. In many cases, however, the market value of the property will be principal to the holders of the less than the amount the municipality was paying.

Zero coupon bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a discount from their respective face amount or par value.

How the Funds use them: The Funds may invest in zero coupon bonds. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. The bonds may have certain tax consequences which, under certain conditions, could be adverse to a Fund.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: Typically, each Fund uses repurchase agreements as a short-term investment for its cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. A Fund will only enter into repurchase agreements in which the collateral comprises U.S. government securities. In the discretion of the Manager, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored enterprises.

Other investment strategies

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Funds will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in the Funds being unable to meet their investment objective.

Purchasing securities on a when-issued or delayed-delivery basis

Each Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Funds will designate cash or securities in amounts sufficient to cover their obligations, and will value the designated assets daily.

Temporary defensive positions

In response to unfavorable market conditions, we may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments.  These investments may not be consistent with a Fund's investment objective.  To the extent that a Fund holds such instruments, it may be unable to achieve its investment objective.

Downgraded quality ratings

The credit quality restrictions described above for each Fund apply only at the time of purchase. The Funds may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond, after we have changed our assessment of its credit quality.

Concentration

Depending on the supply of available bonds and how those bonds suit our investment needs, each Fund may concentrate its investments (investing more than 25% of total assets) in a particular segment of the bond market such as the housing, healthcare and/or utility industries. Each Fund may also invest more than 25% of total assets in industrial development bonds. Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Minnesota High-Yield Municipal Bond Fund, and Delaware Tax-Free New York Fund may also concentrate investments in transportation, education and/or industrial obligations.

The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Funds. You should also note that the failure of an issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, in some cases retroactively to the date the security was issued. Please see the SAI for a further discussion of these risks and other risks not discussed here.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the Internal Revenue Service, or a state tax authority, as taxable and/or (ii) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps and inverse floaters may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: Interest rate risk is generally the most significant risk for these Funds. Because interest rate movements can be unpredictable, we do not try to increase return by aggressively capitalizing on interest rate moves. We do attempt to manage the duration of a Fund in order to take advantage of our market outlook, especially on a longer term basis.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: The Funds maintain a long-term investment approach and focus on securities that we believe can continue to provide returns over an extended time frame regardless of interim market fluctuations in the bond market. In evaluating the use of an index swap, the Manager carefully considers how market changes could affect the swap and how that compares to a Fund investing directly in the market the swap is intended to represent.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such a pending merger or actual or threatened bankruptcy).

How the Funds strive to manage them: Each Fund spreads its assets across different types of municipal bonds and among bonds representing different industries and regions within a state. We also follow a rigorous selection process before choosing securities for the portfolios. Each Fund may concentrate its investments (investing 25% or more of total assets) in a particular segment of the bond market such as the housing, healthcare and/or utility industries. Each Fund may also invest 25% or more of total assets in industrial development bonds. We will generally concentrate our investments in a particular sector when the supply of bonds in other sectors does not suit our investment needs. This will expose a Fund to greater industry and security risk.

Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund, and Delaware Minnesota High-Yield Municipal Bond Fund may also concentrate their investments in transportation, education, and/or industrial obligations.

Credit risk

Credit risk is the possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

In the case of municipal bonds, issuers may be affected by poor economic conditions in their states.

How the Funds strive to manage it: We conduct careful credit analysis of individual bonds; we focus on high-quality bonds and limit our holdings of bonds rated below investment grade (except for Delaware Minnesota High-Yield Municipal Bond Fund). We also hold a number of different bonds in each portfolio. All of this is designed to help reduce credit risk.

Delaware Minnesota High-Yield Municipal Bond Fund is subject to significant credit risk due to its investment in lower-quality, high yielding bonds. This risk is described more fully below.

High yield, high-risk municipal bond risks

Investing in so-called "junk bonds" entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by municipalities with lesser financial strength and therefore less ability to make projected debt payments on the bonds.

Although experts disagree on the impact recessionary periods have had and will have on high yield municipal bonds, some analysts believe a protracted economic downturn would adversely affect the value of outstanding bonds and the ability of high yield issuers to repay principal and interest. In particular, for a high yield revenue bond, adverse economic conditions to the particular project or industry which backs the bond would pose a significant risk.

How the Funds strive to manage it: Each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) limits the amount of the portfolio which may be invested in lower-quality, higher yielding bonds.

This is a significant risk for Delaware Minnesota High-Yield Municipal Bond Fund. In striving to manage this risk, we hold a number of different bonds representing a variety of industries and municipal projects, seeking to minimize the effect that any one bond may have on the portfolio.

Call risk

Call risk is the risk that a bond issuer will prepay the bond during periods of low interest rates, forcing an investor to reinvest his or her money at interest rates that might be lower than rates on the called bond.

How the Funds strive to manage it: We take into consideration the likelihood of prepayment when we select bonds and in certain environments may look for bonds that have protection against early prepayment.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold, within seven days, at approximately the price at which a fund values them.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

How the Funds strive to manage it: A Fund's exposure to illiquid securities is limited to no more than 15% of its net assets.

A less liquid secondary market may have an adverse effect on a Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

Swap agreements may be treated as illiquid securities, but swap dealers may be willing to repurchase interest rate swaps within seven days.

Geographic concentration risk

Geographic concentration risk is the risk that a fund which concentrates on investments from a particular state or region could be adversely affected by political and economic conditions in that state or region. There is also a risk if that there could be an inadequate supply of municipal bonds in a particular state.

How the Funds strive to manage it: Each Fund invests primarily in a specific state and may be subject to geographic concentration risk.  We carefully monitor the economies of each state, and in general we believe they are broad enough to satisfy our investment needs. In addition, we have the flexibility to invest in issuers in Puerto Rico, the Virgin Islands, and Guam whose bonds are also free of individual state income taxes.

Alternative minimum tax risk

If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

How the Funds strive to manage it: Under normal circumstances, each Fund (except Delaware Minnesota High-Yield Municipal Bond Fund) may invest up to 20% of its assets in bonds whose income is subject to federal alternative minimum tax.

Delaware Minnesota High-Yield Municipal Bond Fund may invest without limit in bonds whose income is subject to the federal alternative minimum tax.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: We will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to increase diversification, or to earn additional income.

Counterparty risk

If a fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may only obtain a limited recovery, or may obtain no recovery at all.

How the Funds strive to manage it: We try to minimize this risk by considering the creditworthiness of all parties before we enter into transactions with them. The Funds will hold collateral from counterparties consistent with applicable regulations.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a fund.

How the Funds strive to manage it:  We evaluate the economic and political climate in the U.S. before selecting securities for the Funds. We typically diversify a Fund's assets among a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager
The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a wholly owned subsidiary of Macquarie Group, Ltd. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services. For its services to the Funds, the Manager was paid aggregate fees, net of fee waivers, during the last fiscal year as follows:

Investment management fees as a percentage of average daily net assets

Delaware Tax-Free Arizona Fund	x.xx%	Delaware Tax-Free Minnesota Fund	x.xx%
Delaware Tax-Free California Fund	x.xx%	Delaware Tax-Free Minnesota Intermediate Fund	x.xx%
Delaware Tax-Free Colorado Fund	x.xx%	Delaware Minnesota High-Yield Municipal Bond Fund	x.xx%
Delaware Tax-Free Idaho Fund	x.xx%	Delaware Tax-Free New York Fund	x.xx%

A discussion of the basis for the Boards’ approval of the Funds’ investment advisory contracts is available in the Funds' annual reports to shareholders for the period ended August 31, 2010.

Portfolio managers

Joseph R. Baxter and Stephen J. Czepiel each have an equal role in the management of the Funds. Mr. Baxter and Mr. Czepiel assumed primary responsibility for making day-to-day investment decisions for the Funds in May 2003 and July 2007, respectively.

Joseph R. Baxter, Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel, Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund shares.

Manager of managers structure

The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Boards, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds' Boards, for overseeing the Funds' sub-advisors and recommending to the Boards their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds' Boards the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds' portfolios.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Funds without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who's who?
This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees
Investment manager Delaware Management Company 2005 Market Street Philadelphia, PA 19103-7094	The Funds	Custodian The Bank of New York Mellon One Wall Street New York, NY 10286-0001
Portfolio managers	Distributor Delaware Distributors, L.P. 2005 Market Street Philadelphia, PA 19103-7094	Service agent Delaware Service Company, Inc. 2005 Market Street Philadelphia, PA 19103-7094
Financial advisors
Shareholders

Board of trustees  A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the fund’s business affairs.  The Fund relies on certain exemptive rules adopted by the SEC that require the board of trustees to be comprised of a majority of trustees independent of a fund’s investment manager and distributor.

Investment manager  An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus.  A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers  Portfolio managers make investment decisions for individual portfolios.

Custodian  Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor  Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent  Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors  Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund’s assets.

Shareholders  Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund’s management contract and changes fundamental investment policies.

About your account

Investing in the Funds
You can choose from a number of share classes for each Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class

CLASS A

•
Class A shares have an up-front sales charge of up to 4.50% that you pay when you buy the shares. Class A shares of Delaware Tax-Free Minnesota Intermediate Fund have an up-front sales charge of up to 2.75%.

•	If you invest $100,000 or more, your front-end sales charge will be reduced.

•	You may qualify for other reduced sales charges and under certain circumstances the sales charge may be waived, as described in “How to reduce your sales charge” below.

•
Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% (currently limited to 0.15% for Delaware Tax-Free Minnesota Intermediate Fund) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.  See “Dealer compensation” below for further information.

•	Class A shares generally are not subject to a contingent deferred sales charge (CDSC), except in the limited circumstances described in the table below.

Class A sales charges

The table below details your sales charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge.  The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth.  The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current net asset value (NAV), the percentage rate of sales charge, and rounding.

Amount of purchase	Delaware Tax-Free Funds and Delaware Minnesota High-Yield Municipal Bond Fund		Delaware Tax-Free Minnesota Intermediate Fund
	Sales charge as % of offering price	Sales charge as % of amount invested	Sales charge as % of offering price	Sales charge as % of amount invested
Less than $100,000	4.50%	4.71%	2.75%	2.83%
$100,000 but less than $250,000	3.50%	3.63%	2.00%	2.04%
$250,000 but less than $500,000	2.50%	2.56%	1.00%	1.01%
$500,000 but less than $1 million	2.00%	2.04%	1.00%	1.01%
$1 million or more	None*	None*	None*	None*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares.  However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem shares of the Delaware Tax-Free Funds and Delaware Minnesota High-Yield Municipal Bond Fund within the first year after your purchase and 0.50% if you redeem shares within the second year; and 0.75% if you redeem shares of the Tax-Free Minnesota Intermediate Fund within the first year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption.  For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.  See “Dealer compensation” below for a description of the amount of dealer compensation that is paid.

CLASS B

As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans, are allowed in a Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class's pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007, and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. In addition, because a Fund's or its Distributor's ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus supplement if there are any changes to any attributes, sales charges, or fees.

•
Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC if you redeem your shares within six years (three years for Delaware Tax-Free Minnesota Intermediate Fund) after you buy them.

•
If you redeem Class B shares during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter. For Delaware Tax-Free Minnesota Intermediate Fund, the CDSC is 2.00% during the first year, 1.00% during the second and third years, and 0% thereafter.

•
In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years (three years for Delaware Tax-Free Minnesota Intermediate Fund) are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period (three-year period for Delaware Tax-Free Minnesota Intermediate Fund).  For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges – Class B and Class C” below.

•	Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

•
For approximately eight years (five years for Delaware Tax-Free Minnesota Intermediate Fund) after you buy your Class B shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

•	Because of its higher 12b-1 fee, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

•
Approximately eight years (five years for Delaware Tax-Free Minnesota Intermediate Fund) after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.25%. Conversion may occur as late as three months after, as applicable, the eighth or fifth anniversary of purchase, during which time Class B's higher 12b-1 fee applies.

CLASS C

•
Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

•
In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.  For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges – Class B and Class C” below.

•	Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

•
Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

•	Because of its higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

•	Unlike Class B shares, Class C shares do not automatically convert to another class.

•	You may purchase only up to $1 million of Class C shares. Orders that exceed $1 million will be rejected. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares.  Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Calculation of contingent deferred sales charges – Class B and Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC.  The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption.  No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions.  For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund.  In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

Dealer compensation
The financial advisor that sells you shares of a Fund may be eligible to receive the following amounts as compensation for your investment in a Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Delaware Tax-Free Funds and Delaware Minnesota High-Yield Bond Fund			Delaware Tax-Free Minnesota Intermediate Fund
	Class A1	Class B2	Class C3	Class A1	Class B2	Class C3
Commission (%)	-	4.00%	1.00%	-	2.00%	1.00%
Investment less than $100,000	4.00%	-	-	2.35%	-	-
$100,000 but less than $250,000	3.00%	-	-	1.75%	-	-
$250,000 but less than $500,000	2.00%	-	-	0.75%	-	-
$500,000 but less than $1 million	1.60%	-	-	0.75%	-	-
$1 million but less than $5 million	1.00%	-	-	0.75%	-	-
$5 million but less than $25 million	0.50%	-	-	0.50%	-	-
$25 million and more	0.25%	-	-	0.25%	-	-
12b-1 fee to dealer	0.25%	0.25%	1.00%	0.25%	0.15%	1.00%

1
On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested.  Your securities dealer may be eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares. The maximum 12b-1 fee applicable to Class A shares of Delaware Tax-Free Minnesota Intermediate Fund is 0.25%, however, the Distributor has contracted to limit this amount to 0.15% from December 29, 2010, through December 29, 2011.

2
On sales of Class B shares, the Distributor may pay your securities dealer an up-front commission of 4.00% (2.00% for Delaware Tax-Free Minnesota Intermediate Fund). Your securities dealer may also be eligible to receive a 12b-1 service fee of up to 0.25% (0.15% for Delaware Tax-Free Minnesota Intermediate Fund) from the date of purchase.  After approximately eight years (five years for Delaware Tax-Free Minnesota Intermediate Fund), Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.

3
On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%.  The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% 12b-1 service fee advanced at the time of purchase.  Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.  Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the 12b-1 fee for Class C shares from the date of purchase.

Payments to intermediaries
The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing a Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, salespersons and customers (distribution assistance).  The level of payments made to a qualifying Financial Intermediary in any given year will vary.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options.  In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes.  You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you.  In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary.  Any such payments will not change the NAV or the price of a Fund’s shares.

For more information, please see the SAI.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the applicable Fund in order to qualify for a reduction in sales charges.  Such information may include your Delaware Investments® Funds holdings in any other account and the names of qualifying family members and their holdings.  We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Program	How it works	Share class A B C
Letter of intent
Through a letter of intent, you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.

		X	Not available
Although the letter of intent and rights of accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your letter of intent or qualify for rights of accumulation.

Rights of accumulation
You can combine your holdings or purchases of all Delaware Investments® Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.
X
Although the rights of accumulation do not apply to Class B shares acquired upon reinvestment of dividends or capital gains, you can combine the value of your Class B shares purchased on or before May 31, 2007, with your purchase of Class A shares to qualify for rights of accumulation.

Reinvestment of redeemed shares	Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.	For Class A, you will not have to pay an additional front-end sales charge.	Not available	Not available.
SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, and 457 Retirement Plans
These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group. Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.
		X	There is no reduction in sales charges for Class B or Class C shares for group purchases by retirement plans.

Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.

•	Shares purchased under the Delaware Investments dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

•
Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age) and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.
•
Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a Delaware Investments Fund may exchange into Class A shares of another Delaware Investments Fund at NAV.

•	Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments Funds.
•	Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.
•
Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

•	Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund's Institutional Class, if applicable.
•	Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

Waivers of contingent deferred sales charges
The Funds’ applicable CDSCs may be waived under the following circumstances:

Share class
Category	A*	B	C
Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

	X	X	X
Redemptions that result from a Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.	X	X	X
For distributions from accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.	X	X	X
Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at net asset value” above.	X	Not available.	Not available.

*
The waiver for Class A shares relates to a waiver of the Limited CDSC.  Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

Certain sales charges may be based on historical cost.  Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information.  Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ web site at www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI, which is available upon request.

How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application with your check.

Please note that purchase orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. A business day is any day that the NYSE is open for business (Business Day). We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests in foreign securities, the fund's NAV may change on days when a shareholder will not be able to purchase or sell fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors it deems appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The price of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and which is subject to the Board's oversight.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of a Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with the Funds. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to a Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that redemption orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

 If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Redemptions-in-kind

The Funds have reserved the right to pay for redemptions with portfolio securities under certain conditions.  See the SAI for more information on redemptions in-kind.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem your account after 60 days' written notice to you.

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online account access

Online account access is a password-protected area of the Delaware Investments® Funds' web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the applicable fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service

Through the on demand service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Systematic withdrawal plan

Through the systematic withdrawal plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds' Board has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund.  A short-term roundtrip is any redemption of fund shares within 20

Business Days of a purchase of that fund’s shares.  If you make a second such short-term roundtrip in a fund within 90 rolling calendar days as a previous short-term roundtrip in that fund, you may be considered a market timer.  In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege.  The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and the fund's NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds' policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (Code). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare all its net investment income, if any, on a daily basis and distribute to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month but paid in January are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid "buying a dividend"

If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations

Dividends and distributions paid by each Fund may consist of exempt-interest dividends, ordinary dividends and capital gain distributions as described below:

Exempt-interest dividends.  Dividends from the Funds will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes and, possibly, corporate income taxes, and they should consult with their tax advisors about the taxability of this income before investing in a Fund.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (ii) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Taxable income dividends.  Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital gain distributions.  Each Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Sales or redemption of Fund shares.  A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding.  By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale or redemption of your shares. The Funds also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate as well as U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and to claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital gains, if any, exempt-interest dividends, and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

State tax considerations

The following sections address certain state income tax aspects of distributions from the Funds. Unless otherwise noted, the discussion is limited to income taxes applicable to individual shareholders.

Arizona State Taxation. You may exclude any exempt interest dividends paid to you by Delaware Tax-Free Arizona Fund from your Arizona taxable income if the dividends can be excluded from your gross income for federal income tax purposes and if the dividends are derived from interest on:

•	obligations of the State of Arizona and its political subdivisions; or

•	qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law.

You may exclude dividends derived from interest on these securities to the same extent as if you held these securities directly rather than investing in them through a mutual fund.

California State Taxation. You may exclude any exempt interest dividends paid to you by Delaware Tax-Free California Fund from your California taxable income for purposes of the California personal income tax if:

•
the dividends are derived from interest on obligations of the State of California and its political subdivisions or qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law;

•
the dividends paid do not exceed the amount of interest (minus certain non deductible expenses) the Fund receives, during its taxable year, on obligations that, when held by an individual, pay interest exempt from taxation by California; and

•	the Fund properly identifies the dividends as California exempt interest dividends in a written notice mailed to the investor.

Delaware Tax-Free California Fund may designate dividends as exempt from California income tax, only if:

•	it qualifies as a regulated investment company under the Code; and

•
at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from taxation by the State of California when held by an individual.

Distributions from Delaware Tax-Free California Fund, including exempt-interest dividends, are taxable to shareholders that are subject to certain provisions of the California Corporation Tax Law, including the corporation franchise tax.

Colorado State Taxation.  You may exclude any exempt interest dividends paid to you by the Delaware Tax-Free Colorado Fund from your Colorado taxable income if the dividends can be excluded from your gross income for federal income tax purposes and if the dividends are attributable to interest on:

•	obligations of the State of Colorado or its political subdivisions which are issued on or after May 1, 1980;

•
obligations of the State of Colorado or its political subdivisions which were issued before May 1, 1980, to the extent that such interest is specifically exempt from income taxation under the Colorado state laws authorizing the issuance of such obligations; and

•	qualifying obligations of United States territories and possessions that are exempt from state taxation under federal law.

Idaho State Taxation.  According to a ruling which Delaware Tax-Free Idaho Fund received from the Idaho Department of Revenue, dated December 13, 1994, any exempt interest dividends paid to you by Delaware Tax-Free Idaho Fund are not subject to the Idaho personal income tax as long as the dividends are attributable to:

•	interest earned on bonds issued by the State of Idaho, its cities and political subdivisions; or

•	interest earned on qualifying obligations of the U.S. government or its territories and possessions that are exempt from state taxation under federal law.

Minnesota State Taxation.  Individuals, estates and trusts may exclude any exempt interest dividends paid by Delaware Tax-Free Minnesota Fund, Delaware Tax-Free Minnesota Intermediate Fund, and Delaware Minnesota High-Yield Municipal Bond Fund from their Minnesota taxable net income if such dividends are derived from tax-exempt interest on obligations of Minnesota and its political subdivisions and if the dividends are excluded from gross income for federal income tax purposes as long as the following condition is met:

•	exempt interest dividends from tax-exempt obligations of Minnesota and its political subdivisions represents 95% or more of the total exempt interest dividends paid to shareholders by the Fund.

Exempt interest dividends derived from other obligations must be added back to federal taxable income in computing Minnesota taxable net income. However, dividends attributable to interest derived from qualifying obligations of the United States may be excluded from Minnesota taxable net income to the extent such interest was included in federal taxable income.

Exempt interest dividends that are excluded from Minnesota taxable net income but that are subject to the federal alternative minimum tax, are also subject to the Minnesota alternative minimum tax on individuals, estates and trusts. Certain corporations that receive distributions from the Minnesota Funds, including exempt interest dividends, may be subject to the Minnesota income tax imposed on corporations.

New York State and City Taxation.  You may exclude any exempt interest dividends paid to you by Delaware Tax-Free New York Fund from your taxable income for purposes of the New York state income taxes and the New York City income tax, if the dividends can be excluded from your gross income for federal income tax purposes and if the dividends are attributable to interest on:

•	obligations of the State of New York or its political subdivisions;

•	qualifying obligations of U.S. territories and possessions that are exempt from state taxation under federal law.

Dividends from (or the value of) Delaware Tax-Free New York Fund, including exempt interest dividends, may be taken into account in determining the New York State and New York City income and franchise taxes on business corporations, banking corporations and insurance companies when paid to (or held by) shareholders subject to such taxes.

Financial highlights
The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the 2010 fiscal year has been audited by [______________________], independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request by calling 800 523-1918. For the fiscal years prior to 2010, the Funds' prior independent registered public accounting firm audited the Funds' financial statements.

Delaware Tax-Free Arizona Fund

Class A shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.930	$11.070	$11.350	$11.560
Income (loss) from investment operations:
Net investment Income		0.431	0.444	0.465	0.467
Net realized and unrealized gain (loss) on investments		0.158	(0.140)	(0.280)	(0.210)
Total from investment operations		0.589	0.304	0.185	0.257

Less dividends and distributions from:
Net investment income		(0.429)	(0.444)	(0.465)	(0.467)
Net realized gain on investments		—	—	—	—
Total dividends and distributions		(0.429)	(0.444)	(0.465)	(0.467)
Net asset value, end of period		$11.090	$10.930	$11.070	$11.350
Total return1		5.64%	2.78%	1.63%	2.31%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$113,689	$122,027	$125,636	$131,468
Ratio of expenses to average net assets		0.75%	0.75%	0.76%	0.76%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		0.91%	0.91%	0.91%	0.91%
Ratio of net investment loss to average net assets		4.07%	4.02%	4.11%	4.12%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly		3.91%	2.86%	3.96%	3.97%
Portfolio turnover		27%	29%	9%	71%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Arizona Fund

Class B shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.940	$11.070	$11.360	$11.570
Income (loss) from investment operations:
Net investment Income		0.352	0.361	0.380	0.382
Net realized and unrealized gain (loss) on investments		0.158	(0.130)	(0.290)	(0.210)
Total from investment operations		0.510	0.231	0.090	0.172

Less dividends and distributions from:
Net investment income		(0.350)	(0.361)	(0.380)	(0.382)
Net realized gain on investments		—	—	—	—
Total dividends and distributions		(0.350)	(0.361)	(0.380)	(0.382)
Net asset value, end of period		$11.100	$10.940	$11.070	$11.360
Total return1		4.85%	2.10%	0.78%	1.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$6,509	$9,620	$12,407	$16,413
Ratio of expenses to average net assets		1.50%	1.50%	1.51%	1.51%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.66%	1.66%	1.66%	1.66%
Ratio of net investment loss to average net assets		3.32%	3.27%	3.36%	3.37%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly		3.16%	3.11%	3.21%	3.22%
Portfolio turnover		27%	29%	9%	8%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Arizona Fund

Class C shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.960	$11.090	$11.380	$11.580
Income (loss) from investment operations:
Net investment Income		0.352	0.361	0.380	0.381
Net realized and unrealized gain (loss) on investments		0.158	(0.130)	(0.290)	(0.200)
Total from investment operations		0.510	0.231	0.090	0.181

Less dividends and distributions from:
Net investment income		(0.350)	(0.361)	(0.380)	(0.381)
Net realized gain on investments		—	—	—	—
Total dividends and distributions		(0.350)	(0.361)	(0.380)	(0.381)
Net asset value, end of period		$11.120	$10.960	$11.090	$11.380
Total return1		4.84%	2.09%	0.77%	1.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$7,257	$8,806	$7,609	$8,117
Ratio of expenses to average net assets		1.50%	1.50%	1.51%	1.51%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.66%	1.66%	1.66%	1.66%
Ratio of net investment loss to average net assets		3.32%	3.27%	3.36%	3.37%
Ratio of net investment loss to average net assets prior to fees waived and expense paid indirectly		3.16%	3.11%	3.21%	3.22%
Portfolio turnover		27%	29%	9%	8%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free California Fund

Class A shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.800	$11.010	$11.400	$11.490
Income (loss) from investment operations:
Net investment Income		0.448	0.449	0.454	0.450
Net realized and unrealized gain (loss) on investments		(0.182)	(0.210)	(0.390)	(0.090)
Total from investment operations		0.266	0.239	0.064	0.360

Less dividends and distributions from:
Net investment income		(0.446)	(0.449)	(0.454)	(0.450)
Total dividends and distributions		(0.446)	(0.449)	(0.454)	(0.450)
Net asset value, end of period		$10.620	$10.800	$11.010	$11.400
Total return1		2.74%	2.21%	0.51%	3.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$61,132	$67,174	$76,537	$75,995
Ratio of expenses to average net assets		0.88%	0.88%	0.89%	0.88%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		0.97%	0.97%	0.97%	0.97%
Ratio of net investment income to average net assets		4.42%	4.11%	3.98%	3.97%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		4.33%	4.02%	3.90%	3.88%
Portfolio turnover		59%	34%	21%	14%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free California Fund

Class B shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.840	$11.060	$11.440	$11.530
Income (loss) from investment operations:
Net investment income		0.373	0.367	0.368	0.365
Net realized and unrealized gain (loss) on investments		(0.172)	(0.220)	(0.380)	(0.090)
Total from investment operations		0.201	0.147	(0.012)	0.275

Less dividends and distributions from:
Net investment income		(0.371)	(0.367)	(0.368)	(0.365)
Total dividends and distributions		(0.371)	(0.367)	(0.368)	(0.365)
Net asset value, end of period		$10.670	$10.840	$11.060	$11.440
Total return1		2.07%	1.34%	(0.15%)	2.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$4,938	$6,589	$9,384	$14,918
Ratio of expenses to average net assets		1.63%	1.63%	1.64%	1.63%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.72%	1.72%	1.72%	1.72%
Ratio of net investment income to average net assets		3.67%	3.36%	3.23%	3.22%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.58%	3.27%	3.15%	3.13%
Portfolio turnover		59%	34%	21%	14%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free California Fund

Class C shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.810	$11.030	$11.420	$11.500
Income (loss) from investment operations:
Net investment income		0.373	0.367	0.368	0.365
Net realized and unrealized gain (loss) on investments		(0.172)	(0.220)	(0.390)	(0.080)
Total from investment operations		0.201	0.147	(0.022)	0.285

Less dividends and distributions from:
Net investment income		(0.371)	(0.367)	(0.368)	(0.365)
Total dividends and distributions		(0.371)	(0.367)	(0.368)	(0.365)
Net asset value, end of period		$10.640	$10.810	$11.030	$11.420
Total return1		2.07%	1.35%	(0.24%)	2.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$13,530	$14,991	$13,453	$12,768
Ratio of expenses to average net assets		1.63%	1.63%	1.64%	1.63%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.72%	1.72%	1.72%	1.72%
Ratio of net investment income to average net assets		3.67%	3.36%	3.23%	3.22%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.58%	3.27%	3.15%	3.13%
Portfolio turnover		59%	34%	21%	14%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Colorado Fund

Class A shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.640	$10.730	$11.040	$11.200
Income (loss) from investment operations:
Net investment Income		0.452	0.448	0.464	0.488
Net realized and unrealized gain (loss) on investments		(0.041)	(0.089)	(0.310)	(0.160)
Total from investment operations		0.411	0.359	0.154	0.328

Less dividends and distributions from:
Net investment income		(0.451)	(0.449)	(0.464)	(0.488)
Total dividends and distributions		(0.451)	(0.449)	(0.464)	(0.488)
Net asset value, end of period		$10.600	$10.640	$10.730	$11.040
Total return1		4.11%	3.38%	1.38%	3.03%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$226,393	$234,630	$246,695	$258,773
Ratio of expenses to average net assets		0.90%	0.93%	0.94%	0.93%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		0.95%	0.95%	0.96%	0.94%
Ratio of net investment income to average net assets		4.43%	4.16%	4.22%	4.43%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		4.38%	4.14%	4.20%	4.42%
Portfolio turnover		27%	15%	12%	8%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Colorado Fund

Class B shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.640	$10.730	$11.050	$11.200
Income (loss) from investment operations:
Net investment income		0.375	0.367	0.382	0.405
Net realized and unrealized gain (loss) on investments		(0.031)	(0.089)	(0.320)	(0.150)
Total from investment operations		0.344	0.278	0.062	0.255

Less dividends and distributions from:
Net investment income		(0.374)	(0.368)	(0.382)	(0.405)
Total dividends and distributions		(0.374)	(0.368)	(0.382)	(0.405)
Net asset value, end of period		$10.610	$10.640	$10.730	$11.050
Total return1		3.43%	2.60%	0.53%	2.35%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$2,693	$3,961	$5,326	$8,221
Ratio of expenses to average net assets		1.65%	1.68%	1.69%	1.68%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.70%	1.70%	1.71%	1.69%
Ratio of net investment income to average net assets		3.68%	3.41%	3.47%	3.68%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.63%	3.39%	3.45%	3.67%
Portfolio turnover		27%	15%	12%	8%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Colorado Fund

Class C shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.660	$10.750	$11.070	$11.220
Income (loss) from investment operations:
Net investment income		0.375	0.367	0.382	0.405
Net realized and unrealized gain (loss) on investments		(0.031)	(0.089)	(0.320)	(0.150)
Total from investment operations		0.344	0.278	0.062	0.255

Less dividends and distributions from:
Net investment income		(0.374)	(0.368)	(0.382)	(0.405)
Total dividends and distributions		(0.374)	(0.368)	(0.382)	(0.405)
Net asset value, end of period		$10.630	$10.660	$10.750	$11.070
Total return1		3.43%	2.60%	0.53%	2.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$11,542	$9,836	$10,152	$9,971
Ratio of expenses to average net assets		1.65%	1.68%	1.69%	1.68%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.70%	1.70%	1.71%	1.69%
Ratio of net investment income to average net assets		3.68%	3.41%	3.47%	3.68%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.63%	3.39%	3.45%	3.67%
Portfolio turnover		27%	15%	12%	8%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Idaho Fund

Class A shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$11.260	$11.260	$11.450	$11.630
Income (loss) from investment operations:
Net investment Income		0.436	0.437	0.448	0.449
Net realized and unrealized gain (loss) on investments		0.228	—	(0.190)	(0.180)
Total from investment operations		0.664	0.437	0.258	0.269

Less dividends and distributions from:
Net investment income		(0.434)	(0.437)	(0.448)	(0.449)
Total dividends and distributions		(0.434)	(0.437)	(0.448)	(0.449)
Net asset value, end of period		$11.490	$11.260	$11.260	$11.450
Total return1		6.12%	3.93%	2.27%	2.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$86,445	$72,237	$69,931	$62,808
Ratio of expenses to average net assets		0.88%	0.85%	0.86%	0.85%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		0.96%	0.96%	0.98%	0.98%
Ratio of net investment income to average net assets		3.94%	3.87%	3.92%	3.95%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.86%	3.76%	3.80%	3.82%
Portfolio turnover		10%	11%	8%	15%
1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Idaho Fund

Class B shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$11.240	$11.240	$11.430	$11.610
Income (loss) from investment operations:
Net investment income		0.353	0.353	0.363	0.364
Net realized and unrealized gain (loss) on investments		0.228	—	(0.190)	(0.180)
Total from investment operations		0.581	0.353	0.173	0.184

Less dividends and distributions from:
Net investment income		(0.351)	(0.353)	(0.363)	(0.364)
Total dividends and distributions		(0.351)	(0.353)	(0.363)	(0.364)
Net asset value, end of period		$11.470	$11.240	$11.240	$11.430
Total return1		5.34%	3.17%	1.51%	1.64%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$3,359	$5,123	$6,003	$7,892
Ratio of expenses to average net assets		1.63%	1.60%	1.61%	1.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.71%	1.71%	1.73%	1.73%
Ratio of net investment income to average net assets		3.19%	3.12%	3.17%	3.20%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.11%	3.01%	3.05%	3.07%
Portfolio turnover		10%	11%	8%	15%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Idaho Fund

Class C shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$11.250	$11.250	$11.440	$11.630
Income (loss) from investment operations:
Net investment income		0.353	0.352	0.363	0.364
Net realized and unrealized gain (loss) on investments		0.228	—	(0.190)	(0.190)
Total from investment operations		0.581	0.352	0.173	0.174

Less dividends and distributions from:
Net investment income		(0.351)	(0.352)	(0.363)	(0.364)
Total dividends and distributions		(0.351)	(0.352)	(0.363)	(0.364)
Net asset value, end of period		$11.480	$11.250	$11.250	$11.440
Total return1		5.34%	3.16%	1.51%	1.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$19,176	$11,490	$11,535	$13,430
Ratio of expenses to average net assets		1.63%	1.60%	1.61%	1.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.71%	1.71%	1.73%	1.73%
Ratio of net investment income to average net assets		3.19%	3.12%	3.17%	3.20%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.11%	3.01%	3.05%	3.07%
Portfolio turnover		10%	11%	8%	15%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free New York Fund

Class A shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.300	$10.300	$10.550	$10.700
Income (loss) from investment operations:
Net investment Income		0.409	0.411	0.435	0.449
Net realized and unrealized gain (loss) on investments		0.148	—	(0.250)	(0.150)
Total from investment operations		0.557	0.411	0.185	0.299

Less dividends and distributions from:
Net investment income		(0.407)	(0.411)	(0.435)	(0.449)
Total dividends and distributions		(0.407)	(0.411)	(0.435)	(0.449)
Net asset value, end of period		$10.450	$10.300	$10.300	$10.550
Total return1		5.65%	4.04%	1.75%	2.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$22,780	$15,340	$14,817	$13,519
Ratio of expenses to average net assets		0.85%	0.85%	0.79%	0.65%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.10%	1.09%	1.10%	1.09%
Ratio of net investment income to average net assets		4.10%	3.97%	4.13%	4.28%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.85%	3.73%	3.82%	3.84%
Portfolio turnover		36%	28%	14%	20%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free New York Fund

Class B shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.270	$10.280	$10.530	$10.670
Income (loss) from investment operations:
Net investment income		0.334	0.333	0.357	0.370
Net realized and unrealized gain (loss) on investments		0.148	(0.010)	(0.250)	(0.140)
Total from investment operations		0.482	0.323	0.107	0.230

Less dividends and distributions from:
Net investment income		(0.332)	(0.333)	(0.357)	(0.370)
Total dividends and distributions		(0.332)	(0.333)	(0.357)	(0.370)
Net asset value, end of period		$10.420	$10.270	$10.280	$10.530
Total return1		4.88%	3.17%	0.99%	2.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$1,018	$1,549	$2,164	$2,858
Ratio of expenses to average net assets		1.60%	1.60%	1.54%	1.40%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.85%	1.84%	1.85%	1.84%
Ratio of net investment income to average net assets		3.35%	3.22%	3.38%	3.53%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.10%	2.98%	3.07%	3.09%
Portfolio turnover		36%	28%	14%	20%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free New York Fund

Class C shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.270	$10.280	$10.530	$10.670
Income (loss) from investment operations:
Net investment income		0.333	0.333	0.357	0.370
Net realized and unrealized gain (loss) on investments		0.148	(0.010)	(0.250)	(0.140)
Total from investment operations		0.481	0.323	0.107	0.230

Less dividends and distributions from:
Net investment income		(0.331)	(0.333)	(0.357)	(0.370)
Total dividends and distributions		(0.331)	(0.333)	(0.357)	(0.370)
Net asset value, end of period		$10.420	$10.270	$10.280	$10.530
Total return1		4.88%	3.17%	0.99%	2.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$5,651	$2,049	$2,131	$2,068
Ratio of expenses to average net assets		1.60%	1.60%	1.54%	1.40%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.85%	1.84%	1.85%	1.84%
Ratio of net investment income to average net assets		3.35%	3.22%	3.38%	3.53%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.10%	2.98%	3.07%	3.09%
Portfolio turnover		36%	28%	14%	20%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Minnesota Fund

Class A shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$12.120	$12.170	$12.490	$12.690
Income (loss) from investment operations:
Net investment income		0.474	0.495	0.511	0.511
Net realized and unrealized gain (loss) on investments		0.107	(0.041)	(0.313)	(0.172)
Total from investment operations		0.581	0.454	0.198	0.339

Less dividends and distributions from:
Net investment income		(0.473)	(0.502)	(0.507)	(0.513)
Net realized gain on investments		(0.048)	(0.002)	(0.011)	(0.026)
Total dividends and distributions		(0.521)	(0.504)	(0.518)	(0.539)
Net asset value, end of period		$12.180	$12.120	$12.170	$12.490
Total return1		5.04%	3.77%	1.58%	2.78%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$559,393	$574,914	$578,194	$381,720
Ratio of expenses to average net assets excluding interest and fees on
short-term floating rate notes issued		0.92%	0.93%	0.94%	0.93%
Interest and fees on short-term floating rate notes issued		0.01%	0.18%	0.29%	0.26%
Total expenses2		0.93%	1.11%	1.23%	1.19%

Ratio of expenses to average net assets excluding interest and fees on
short-term floating rate notes issued prior to fees waived and expense paid indirectly		0.94%	0.93%	0.96%	0.94%
Interest and fees on short-term floating rate notes issued		0.01%	0.18%	0.29%	0.26%
Total expenses prior to fees waived and expense paid indirectly2		0.95%	1.11%	1.25%	1.20%
Ratio of net investment income to average net assets		4.03%	4.05%	4.12%	4.11%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly		4.01%	4.05%	4.10%	4.10%
Portfolio turnover		20%	17%	7%	13%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

2
Total expenses and total expenses prior to fees waived and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expenses, remarketing fees, liquidity fees, and trustees' fees in connection with the Delaware Tax-free Minnesota Fund's participation in inverse floaters programs.

Delaware Tax-Free Minnesota Fund

Class B shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$12.130	$12.180	$12.500	$12.700
Income (loss) from investment operations:
Net investment income		0.386	0.403	0.419	0.418
Net realized and unrealized gain (loss) on investments		0.107	(0.041)	(0.314)	(0.172)
Total from investment operations		0.493	0.362	0.105	0.246

Less dividends and distributions from:
Net investment income		(0.385)	(0.410)	(0.414)	(0.420)
Net realized gain on investments		(0.048)	(0.002)	(0.011)	(0.026)
Total dividends and distributions		(0.433)	(0.412)	(0.425)	(0.446)
Net asset value, end of period		$12.190	$12.130	$12.180	$12.500
Total return1		4.26%	2.99%	0.82%	2.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$9,506	$11,593	$15,674	$11,354
Ratio of expenses to average net assets excluding interest and fees on
short-term floating rate notes issued		1.67%	1.68%	1.69%	1.68%
Interest and fees on short-term floating rate notes issued		0.01%	0.18%	0.29%	0.26%
Total expenses2		1.68%	1.86%	1.98%	1.94%

Ratio of expenses to average net assets excluding interest and fees on
short-term floating rate notes issued prior to fees waived and expense paid indirectly		1.69%	1.68%	1.71%	1.69%
Interest and fees on short-term floating rate notes issued		0.01%	0.18%	0.29%	0.26%
Total expenses prior to fees waived and expense paid indirectly2		1.70%	1.86%	2.00%	1.95%
Ratio of net investment income to average net assets		3.28%	3.30%	3.37%	3.36%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly		3.26%	3.30%	3.35%	3.35%
Portfolio turnover		20%	17%	7%	13%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

2
Total expenses and total expenses prior to fees waved and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expenses, remarketing fees, liquidity fees, and trustees' fees in connection with the Delaware Tax-free Minnesota Fund's participation in inverse floaters programs.

Delaware Tax-Free Minnesota Fund

Class C shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$12.160	$12.200	$12.530	$12.720
Income (loss) from investment operations:
Net investment income		0.386	0.403	0.418	0.418
Net realized and unrealized gain (loss) on investments		0.107	(0.031)	(0.323)	(0.162)
Total from investment operations		0.493	0.372	0.095	0.256

Less dividends and distributions from:
Net investment income		(0.385)	(0.410)	(0.414)	(0.420)
Net realized gain on investments		(0.048)	(0.002)	(0.011)	(0.026)
Total dividends and distributions		(0.433)	(0.412)	(0.425)	(0.446)
Net asset value, end of period		$12.220	$12.160	$12.200	$12.530
Total return1		4.25%	3.06%	0.73%	2.08%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$34,174	$27,585	$26,830	$15,125
Ratio of expenses to average net assets excluding interest and fees on
short-term floating rate notes issued		1.67%	1.68%	1.69%	1.68%
Interest and fees on short-term floating rate notes issued		0.01%	0.18%	0.29%	0.26%
Total expenses2		1.68%	1.86%	1.98%	1.94%

Ratio of expenses to average net assets excluding interest and fees on
short-term floating rate notes issued prior to fees waived and expense paid indirectly		1.69%	1.68%	1.71%	1.69%
Interest and fees on short-term floating rate notes issued		0.01%	0.18%	0.29%	0.26%
Total expenses prior to fees waived and expense paid indirectly2		1.70%	1.86%	2.00%	1.95%
Ratio of net investment income to average net assets		3.28%	3.30%	3.37%	3.36%
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly		3.26%	3.30%	3.35%	3.35%
Portfolio turnover		20%	17%	7%	13%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

2
Total expenses and total expenses prior to fees waved and expenses paid indirectly includes interest and related expenses which include, but are not limited to, interest expenses, remarketing fees, liquidity fees, and trustees' fees in connection with the Delaware Tax-free Minnesota Fund's participation in inverse floaters programs.

Delaware Tax-Free Minnesota Intermediate Fund

Class A shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.720	$10.610	$10.860	$11.010
Income (loss) from investment operations:
Net investment income		0.384	0.414	0.445	0.429
Net realized and unrealized gain (loss) on investments		0.100	0.110	(0.250)	(0.150)
Total from investment operations		0.484	0.524	0.195	0.279
Less dividends and distributions from:
Net investment income		(0.384)	(0.414)	(0.445)	(0.429)
Total dividends and distributions		(0.384)	(0.414)	(0.445)	(0.429)
Net asset value, end of period		$10.820	$10.720	$10.610	$10.860
Total return1		4.67%	5.00%	1.80%	2.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$78,021	$58,465	$48,477	$48,297
Ratio of expenses to average net assets		0.75%	0.75%	0.76%	0.75%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		0.97%	0.95%	1.00%	0.97%
Ratio of net investment income to average net assets		3.62%	3.83%	4.11%	3.96%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.40%	3.63%	3.87%	3.74%
Portfolio turnover		12%	27%	15%	11%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

Delaware Tax-Free Minnesota Intermediate Fund

Class B shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.750	$10.640	$10.890	$11.040
Income (loss) from investment operations:
Net investment income		0.295	0.322	0.353	0.337
Net realized and unrealized gain (loss) on investments		0.100	0.110	(0.250)	(0.150)
Total from investment operations		0.395	0.432	0.103	0.187
Less dividends and distributions from:
Net investment income		(0.295)	(0.322)	(0.353)	(0.337)
Total dividends and distributions		(0.295)	(0.322)	(0.353)	(0.337)
Net asset value, end of period		$10.850	$10.750	$10.640	$10.890
Total return1		3.79%	4.10%	0.94%	1.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$317	$908	$1,713	$1,993
Ratio of expenses to average net assets		1.60%	1.60%	1.61%	1.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.72%	1.70%	1.75%	1.72%
Ratio of net investment income to average net assets		2.77%	2.98%	3.26%	3.11%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		2.65%	2.88%	3.12%	2.99%
Portfolio turnover		12%	27%	15%	11%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Tax-Free Minnesota Intermediate Fund

Class C shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.740	$10.630	$10.880	$11.030
Income (loss) from investment operations:
Net investment income		0.295	0.322	0.353	0.337
Net realized and unrealized gain (loss) on investments		0.100	0.110	(0.250)	(0.150)
Total from investment operations		0.395	0.432	0.103	0.187
Less dividends and distributions from:
Net investment income		(0.295)	(0.322)	(0.353)	(0.337)
Total dividends and distributions		(0.295)	(0.322)	(0.353)	(0.337)
Net asset value, end of period		$10.840	$10.740	$10.630	$10.880
Total return1		3.78%	4.10%	0.94%	1.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$11,276	$7,126	$4,936	$5,162
Ratio of expenses to average net assets		1.60%	1.60%	1.61%	1.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.72%	1.70%	1.75%	1.72%
Ratio of net investment income to average net assets		2.77%	2.98%	3.26%	3.11%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		2.65%	2.88%	3.12%	2.99%
Portfolio turnover		12%	27%	15%	11%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Minnesota High-Yield Municipal Bond Fund

Class A shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.000	$10.180	$10.530	$10.610
Income (loss) from investment operations:
Net investment income		0.422	0.418	0.430	0.445
Net realized and unrealized gain (loss) on investments		(0.091)	(0.180)	(0.350)	(0.082)
Total from investment operations		0.331	0.238	0.080	0.363
Less dividends and distributions from:
Net investment income		(0.421)	(0.418)	(0.430)	(0.443)
Total dividends and distributions		(0.421)	(0.418)	(0.430)	(0.443)
Net asset value, end of period		$9.910	$10.000	$10.180	$10.530
Total return1		3.63%	2.35%	0.71%	3.54%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$107,951	$116,999	$109,807	$87,504
Ratio of expenses to average net assets		0.89%	0.89%	0.90%	0.89%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		0.97%	0.97%	1.00%	1.00%
Ratio of net investment income to average net assets		4.49%	4.11%	4.09%	4.26%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		4.41%	4.03%	3.99%	4.15%
Portfolio turnover		12%	10%	10%	4%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Minnesota High-Yield Municipal Bond Fund

Class B shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.010	$10.190	$10.550	$10.630
Income (loss) from investment operations:
Net investment income		0.352	0.341	0.351	0.367
Net realized and unrealized gain (loss) on investments		(0.091)	(0.179)	(0.360)	(0.082)
Total from investment operations		0.261	0.162	(0.009)	0.285
Less dividends and distributions from:
Net investment income		(0.351)	(0.342)	(0.351)	(0.365)
Total dividends and distributions		(0.351)	(0.342)	(0.351)	(0.365)
Net asset value, end of period		$9.920	$10.010	$10.190	$10.550
Total return1		2.86%	1.58%	(0.13%)	2.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$4,995	$5,907	$7,334	$9,578
Ratio of expenses to average net assets		1.64%	1.64%	1.65%	1.64%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.72%	1.72%	1.75%	1.75%
Ratio of net investment income to average net assets		3.74%	3.36%	3.34%	3.51%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.66%	3.28%	3.24%	3.40%
Portfolio turnover		12%	10%	10%	4%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

Delaware Minnesota High-Yield Municipal Bond Fund

Class C shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.020	$10.200	$10.550	$10.630
Income (loss) from investment operations:
Net investment income		0.352	0.342	0.351	0.367
Net realized and unrealized gain (loss) on investments		(0.091)	(0.181)	(0.350)	(0.082)
Total from investment operations		0.261	0.161	0.001	0.285
Less dividends and distributions from:
Net investment income		(0.351)	(0.341)	(0.351)	(0.365)
Total dividends and distributions		(0.351)	(0.341)	(0.351)	(0.365)
Net asset value, end of period		$9.930	$10.020	$10.200	$10.550
Total return1		2.85%	1.58%	(0.04%)	2.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$24,740	$28,849	$26,016	$20,516
Ratio of expenses to average net assets		1.64%	1.64%	1.65%	1.64%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.72%	1.72%	1.75%	1.75%
Ratio of net investment income to average net assets		3.74%	3.36%	3.34%	3.51%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.66%	3.28%	3.24%	3.40%
Portfolio turnover		12%	10%	10%	4%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

How to read the Financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss.  The amount of realized gain per share, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: Net realized gain on investments.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Contact information

Web site
www.delawareinvestments.com

E-mail

service@delinvest.com

Shareholder service center

800 523-1918

Call the shareholder service center weekdays, 8 a.m. to 7 p.m. Eastern time:
¡	For fund information, literature, price, yield, and performance figures.
¡	For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone service

800 362-FUND (800 362-3863)

¡	For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this touch-tone service.

Additional information about the Funds' investments is available in its annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Funds, write to us at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Funds' web site (www.delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC web site (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

PR-322 [8/10] DG3 xxxxx [12/10]

Investment Company Act number: 811-04977, 811-04364, 811-06411, 811-07742, 811-04989, and 811-03910

FIXED INCOME

Nasdaq ticker symbols
Delaware Tax-Free USA Fund Class A Class B Class C	DMTFX DTFCX DUSCX
Delaware Tax-Free USA Intermediate Fund Class A Class B Class C	DMUSX DUIBX DUICX
Delaware National High-Yield Municipal Bond Fund Class A Class B Class C	CXHYX DVNYX DVHCX

December [29], 2010

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Fund summaries Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund	page
How we manage the Funds Our investment strategies The securities in which the Funds typically invest The risks of investing in the Funds Disclosure of portfolio holdings	page
Who manages the Funds Investment manager Portfolio managers Manager of managers structure Who’s who?	page
About your account
Investing in the Funds
Choosing a share class
Dealer compensation
Payments to intermediaries
How to reduce your sales charge
Waivers of contingent deferred sales charges
How to buy shares
Fair valuation
Document delivery
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares
Dividends, distributions, and taxes

page

Financial highlights	page

Additional information	page

2

Fund summary: Delaware Tax-Free USA Fund

What is the Fund’s investment objective?
Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account” on page [__] and in the Fund’s statement of additional information under the section entitled “Purchasing shares” on page [__].

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.24%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	(x.xx%)	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from December 29, 2010 through December 29, 2011. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor and the Fund. Additionally, the Fund's Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992 and 0.30% on all shares acquired on or after June 1, 1992.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

3

Class	A	B	(if not redeemed) B	C	(if not redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 5 and 30 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

4

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10-years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
10.89%	4.37%	8.72%	6.69%	5.22%	3.80%	5.16%	0.67%	-6.81%	x.xx%

As of September 30, 2010, the Fund's Class A shares had a calendar year-to-date return of x.xx During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.55% for the quarter ended September 30, 2002, and its lowest quarterly return was [____]% for the quarter ended [___________]. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

Class A return before taxes	1 year	5 years	10 years
	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes	xx.xx%	xx.xx%	xx.xx%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%	xx.xx%	xx.xx%

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware

5

Service Center, 430 W. 7th Street, Kansas City, MO 64105-1407); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100.  We may reduce or waive the above minimums in certain cases.  As of May 31, 2007, no new or subsequent investments are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

6

Fund summary: Delaware Tax-Free USA Intermediate Fund

What is the Fund’s investment objective?
Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account” on page [__] and in the Fund’s statement of additional information under the section entitled “Purchasing shares” on page [__].

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	2.75%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	2.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C
Management fees	0.50%	0.50%	0.50%
Distribution and service (12b-1) fees	0.30%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	none	none
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 2.00%, which declines to 1.00% during the second and third years and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from December 29, 2010 through December 29, 2011. The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund's Class A shares 12b-1 fee from December 29, 2010 through December 29, 2011, to no more than x.xx% of average daily net assets. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The waivers and reimbursements may only be terminated by agreement of the Manager or the Distributor and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's and Distributor’s waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

7

Class	A	B	(if not redeemed) B	C	(if not redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted average effective maturity of between 3 and 10 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

8

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Intermediate Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
9.44%	5.12%	9.10%	6.10%	4.93%	3.45%	4.20%	1.74%	-1.02%	x.xx%

As of September 30, 2010, the Fund's Class A shares had a calendar year-to-date return of x.xx During the periods illustrated in this bar chart, Class A's highest quarterly return was 4.55% for the quarter ended September 30, 2002, and its lowest quarterly return was [____]% for the quarter ended [___________]. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

Class A return before taxes	1 year	5 years	10 years
	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes	xx.xx%	xx.xx%	xx.xx%
Barclays Capital 3-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%	xx.xx%	xx.xx%

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o

9

Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105-1407); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100.  We may reduce or waive the above minimums in certain cases.  As of May 31, 2007, no new or subsequent investments are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

10

Fund summary: Delaware National High-Yield Municipal Bond Fund

What is the Fund’s investment objective?
Delaware National High-Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Delaware Investments® Funds.  More information about these and other discounts is available from your financial advisor, in this prospectus under the section entitled “About your account” on page [__] and in the Fund’s statement of additional information under the section entitled “Purchasing shares” on page [__].

Shareholder fees (fees paid directly from your investment)

Class	A	B	C
Maximum sales charge (load) imposed on purchases as a percentage of offering price	4.50%	None	None
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	None	4.00%1	1.00%1

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Class	A	B	C
Management fees	0.55%	0.55%	0.55%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	x.xx%	x.xx%	x.xx%
Total annual fund operating expenses	x.xx%	x.xx%	x.xx%
Fee waivers and expense reimbursements2	(x.xx%)	(x.xx%)	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%	x.xx%	x.xx%

1
If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge (CDSC) of 4.00%, which declines to 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  Class C shares redeemed within one year of purchase are subject to a 1.00% CDSC.

2
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any 12b-1 plan, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from December 29, 2010 through December 29, 2011. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund. The waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

11

Class	A	B	(if not redeemed) B	C	(if not redeemed) C
1 year	$xxx	$xxx	$xxx	$xxx	$xxx
3 years	$xxx	$xxx	$xxx	$xxx	$xxx
5 years	$xxx	$xxx	$xxx	$xxx	$xxx
10 years	$x,xxx	$x,xxx	$x,xxx	$x,xxx	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity between 5 and 30 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax exempt income consistent with preservation of capital. The Fund's income will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

Under normal circumstances, the Fund will invest primarily in lower-rated municipal securities, which typically offer higher income potential and involve greater risk than higher-quality securities.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

12

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware National High-Yield Municipal Bond Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-, 5-, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Class A)

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009
6.98%	5.36%	4.69%	6.57%	7.36%	5.92%	6.16%	-0.38%	-19.04%	x.xx%

As of September 30, 2010, the Fund's Class A shares had a calendar year-to-date return of x.xx During the periods illustrated in this bar chart, Class A's highest quarterly return was 3.16% for the quarter ended September 30, 2006, and its lowest quarterly return was -14.15% for the quarter ended December 31, 2008. The maximum Class A sales charge of 4.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns in the table below do include the sales charge.

Average annual returns for periods ended December 31, 2009

Class A return before taxes	1 year	5 years	10 years
	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions	xx.xx%	xx.xx%	xx.xx%
Class A return after taxes on distributions and sale of Fund shares	xx.xx%	xx.xx%	xx.xx%
Class B return before taxes	xx.xx%	xx.xx%	xx.xx%
Class C return before taxes	xx.xx%	xx.xx%	xx.xx%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%	xx.xx%	xx.xx%

After-tax performance is presented only for Class A shares of the Fund.  The after-tax returns for other Fund classes may vary.  Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

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Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Service Center, 430 W. 7th Street, Kansas City, MO 64105-1407); by telephone to our Shareholder Service Center at 800 523-1918 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

In most cases, the minimum initial investment is $1,000 and subsequent investments can be made for as little as $100.  We may reduce or waive the above minimums in certain cases.  As of May 31, 2007, no new or subsequent investments are allowed in the Fund’s Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

The Funds' investment manager, Delaware Management Company (Manager or we), will analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. The following is a general description of the investment strategies used to manage the Funds and a list of securities in which the Funds may invest.

We will generally invest in debt obligations issued by state and local governments and their political subdivisions, agencies, authorities, and instrumentalities that are exempt from federal income tax. We may also invest in debt obligations issued by or for the District of Columbia, and its political subdivisions, agencies, authorities, and instrumentalities or territories and possessions of the United States that are exempt from federal income tax.

We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation. As a result, we may realize losses or capital gains which could be taxable to shareholders.

Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years. Delaware Tax-Free USA Intermediate Fund will generally have a dollar-weighted average effective maturity between 3 and 10 years. This is a more conservative strategy than funds with longer average maturities, which should result in a Fund experiencing less price volatility when interest rates rise or fall.

The investment objective of each Fund described in this Prospectus is fundamental. This means the Boards of Trustees (each, a "Board" and together, the "Boards") may not change the objective without obtaining shareholder approval. If an objective were changed, we would notify the shareholders at least 60 days before the change in the objective became effective.

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The securities in which the Funds typically invest

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may be free of state income taxes in the state where they are issued. Please see the Statement of Additional Information (SAI) for additional information about the securities described below as well as other securities in which the Funds may invest.

Tax-exempt obligations

Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state or territory, its agencies or instrumentalities, municipalities or other political sub-divisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income tax in the state where the bond is issued. Determination of a bond's tax-exempt status is based on the opinion of the bond issuer's legal counsel. Tax-exempt obligations may include securities subject to the alternative minimum tax. See "Private activity or private placement bonds" below for more information.

How the Funds use them: Under normal conditions, each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest 80% of its assets in tax-exempt debt obligations rated in the top four quality grades by Standard & Poor's (S&P) or another nationally recognized statistical rating organization (NRSRO), or in unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

Delaware National High-Yield Municipal Bond Fund may invest in both investment grade and below investment grade debt obligations. Investment grade debt obligations are rated in the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. Below investment grade debt obligations are rated below the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to being rated below the top four quality grades. Both investment grade and below investment grade bonds may include general obligation bonds and revenue bonds.

Delaware National High-Yield Municipal Bond Fund may invest all or a portion of its assets in higher grade securities if the Manager determines that abnormal market conditions make investing in lower rated securities inconsistent with shareholders' best interest.

High yield, high-risk municipal bonds

High yield, high-risk municipal bonds are debt obligations rated lower than investment grade by an NRSRO or, if unrated, of comparable quality. These securities are often referred to as "junk bonds" and are considered to be of poor standing and predominately speculative.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities. Delaware National High-Yield Municipal Bond Fund may invest without limitation in high yield, high-risk fixed income securities.

General obligation bonds

General obligation bonds are municipal bonds on which the payment of principal and interest is secured by the issuer's pledge of its full faith, credit, and taxing power.

How the Funds use them: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may invest without limitation in general obligation bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

Delaware National High-Yield Municipal Bond Fund may invest without limitation in general obligation bonds.

Revenue bonds

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Revenue bonds are municipal bonds on which principal and interest payments are made from revenues derived from a particular facility, from the proceeds of a special excise tax or from revenue generated by an operating project. Principal and interest are not secured by the general taxing power. Tax-exempt industrial development bonds, in most cases, are a type of revenue bond that is not backed by the credit of the issuing municipality and may therefore involve more risk.

How the Funds use them: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may invest without limitation in revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

Delaware National High-Yield Municipal Bond Fund may invest without limitation in revenue bonds.

Insured municipal bonds

Various municipal issuers may obtain insurance for their obligations. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. However, there is no assurance that the insurance company will meet its obligations. Insured obligations are typically rated in the top quality grades by an NRSRO.

How the Funds use them: The Funds may invest without limitation in insured bonds. It is possible that a substantial portion of a Fund's portfolio may consist of municipal bonds that are insured by a single insurance company.

Insurance is available on uninsured bonds and a Fund may purchase such insurance directly. The Manager will generally do so only if it believes that purchasing and insuring a bond provides an investment opportunity at least comparable to owning other available insured securities.

The purpose of insurance is to protect against credit risk. It does not insure against market risk or guarantee the value of the securities in the portfolio or the value of shares of a Fund.

Private activity or private placement bonds

Private activity or private placement bonds are municipal bond issues whose proceeds are used to finance certain nongovernment activities, including some types of industrial revenue bonds such as privately owned sports and convention facilities. The Tax Reform Act of 1986 subjects interest income from these bonds to the federal alternative minimum tax and makes the tax-exempt status of certain bonds dependent on the issuer's compliance with specific requirements after the bonds are issued.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 20% of its assets in bonds whose income is subject to the federal alternative minimum tax. This means that a portion of each Fund's distributions could be subject to the federal alternative minimum tax that applies to certain taxpayers.

Delaware National High-Yield Municipal Bond Fund may invest without limitation in these bonds.

Inverse floaters

Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Certain inverse floater programs may be considered to be a form of borrowing.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, a Fund's investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund's net assets.

Delaware National High-Yield Municipal Bond Fund may invest up to 25% of its net assets in inverse floaters.

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Where a Fund has invested in inverse floaters that are deemed to be borrowings, the Fund will designate cash and liquid securities in an amount sufficient to terminate the inverse floater program, and will adjust the value of those designated assets on a daily basis.

Advance refunded bonds

In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities that are deposited into an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on pre-existing bonds which are then considered to be "advance refunded bonds." Escrow secured bonds often receive the highest rating from S&P and Moody's Investors Service, Inc. (Moody's).

How the Funds use them: The Funds may invest without limit in advance refunded bonds. These bonds are generally considered to be of very high quality because of the escrow account, which typically holds U.S. Treasurys.

Short-term tax-free instruments

Short-term tax-free instruments include instruments such as tax-exempt commercial paper and general obligation, revenue, and project notes, as well as variable floating rate demand obligations.

How the Funds use them: The Funds may invest without limitation in high-quality, short-term tax-free instruments.

Options and futures

Options represent a right to buy or sell a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option.

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Certain options and futures may be considered derivative securities.

How the Funds use them: The Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities and other money market instruments at times when each Fund's assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with the Fund's respective investment objective and policies.

The Manager may invest up to an aggregate of 20% of a Fund's net assets in futures, options, and swaps as long as the Fund's investment in these securities, when aggregated with other taxable instruments and securities rated below investment grade (other than Delaware National High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's total net assets.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Funds might use futures or options on futures to neutralize the effect of any price declines, without selling a bond or bonds.

Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

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Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: Typically, each Fund uses repurchase agreements as a short-term investment for its cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. A Fund will only enter into repurchase agreements in which the collateral comprises U.S. government securities. In the discretion of the Manager, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored enterprises.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed a Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines, without selling a bond or bonds.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Funds use them: Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. Each Fund may also use interest rate swaps to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in and also as a substitute for futures, options, or forward contracts if such contracts are not directly available to a Fund on favorable terms. A Fund enters into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps (subject to each Fund's 15% limitation on the aggregate notional amount of credit default swaps when a Fund is selling protection a security or purchasing protection on a security that the Fund does not own) as long as each Fund's investment in these securities,

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when aggregated with other taxable investments and securities that are rated below investment grade (other than Delaware National High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's net assets.

Use of these strategies can increase the Funds' operating costs and can lead to loss of principal.

Municipal leases and certificates of participation

Certificates of participation (COPs) are widely used by state and local governments to finance the purchase of property and facilities. COPs are like installment purchase agreements. A governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality, which makes lease payments to repay interest and principal to the holders of the bonds. Once the lease payments are completed, the municipality gains ownership of the property for a nominal sum.

How the Funds use them: The Funds may invest without limitation in municipal lease obligations, primarily through COPs, rated in the top four quality grades by S&P or another NRSRO.  In addition, the Funds may invest up to 20% of their respective total assets in lower-rated, or “junk bonds,” obligations.

As with a Fund's other investments, we expect its investments in municipal lease obligations to be exempt from regular federal income taxes. Each Fund will rely on the opinion of the bond issuer's counsel for a determination of the bond's tax-exempt status.

A feature that distinguishes COPs from municipal debt is that leases typically contain a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but may terminate the lease without penalty if its legislature or other appropriating body does not allocate the necessary money. In such a case, the creator of the COP, or its agent, is typically entitled to repossess the property. In many cases, however, the market value of the property will be principal to the holders of the less than the amount the municipality was paying.

Zero coupon bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a discount from their respective face amount or par value.

How the Funds use them: The Funds may invest in zero coupon bonds. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. The bonds may have certain tax consequences which, under certain conditions, could be adverse to a Fund.

Other investment strategies

Downgraded quality ratings

The credit quality restrictions described above for each Fund apply only at the time of purchase. The Funds may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond, after we have changed our assessment of its credit quality.

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions but normally does not do so. Each Fund may borrow up to 10% of the value of its total assets (20% for Delaware National High-Yield Municipal Bond Fund). A Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective. The Funds will not borrow money in excess of one-third of the value of their assets.

Purchasing securities on a when-issued or delayed-delivery basis

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Each Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Funds will designate cash or securities in amounts sufficient to cover their obligations, and will value the designated assets daily.

Lending securities

Delaware Tax-Free USA Intermediate Fund may lend up to 25% of its assets to qualified broker/dealers and institutional investors for their use in securities transactions. Borrowers of the Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of loaned securities. These transactions, if any, may generate additional income for the Fund.

Concentration

Where the Manager feels there is a limited supply of appropriate investments, each Fund may concentrate its investments (invest more than 25% of total assets) in municipal obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of housing finance agencies or healthcare facilities). In addition, each Fund may invest more than 25% of its assets in industrial development bonds or, in the case of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, pollution control bonds, which may be backed only by the assets and revenues of a nongovernmental issuer. Each Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

Temporary defensive positions

In response to unfavorable market conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These could include securities such as obligations of the U.S. government, its agencies and instrumentalities, commercial paper, cash, certificates of deposit of domestic banks, repurchase agreements, reverse repurchase agreements, other cash equivalents, and other debt instruments. These investments may not be consistent with each Fund's investment objective. To the extent that a Fund holds these investments, it may be unable to achieve its investment objective.

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The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Funds.  You should also note that the failure of an issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest to become taxable, in some cases retroactively to the date the security was issued. Please see the SAI for a further discussion of these risks and other risks not discussed here.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps and inverse floaters may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund do not try to increase return by predicting and aggressively capitalizing on interest rate moves. In an attempt to reduce interest rate risk, the Manager will adjust a Fund's average maturity based on its view of interest rates. In anticipation of an interest rate decline, the Manager may extend average maturity and when the Manager anticipates an increase, it may shorten average maturity.

In an attempt to reduce interest rate risk, the Manager will adjust Delaware National High-Yield Municipal Bond Fund's average maturity based on its view of interest rates. In anticipation of an interest rate decline, the Manager may extend average maturity and when the Manager anticipates an increase, it may shorten average maturity.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: The Funds maintain a long-term investment approach and focus on securities that the Manager believes can continue to provide returns over an extended time frame regardless of interim market fluctuations in the bond market.

In evaluating the use of an index swap, the Manager carefully considers how market changes could affect the swap and how that compares to a Fund investing directly in the market the swap is intended to represent.

Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

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Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such a pending merger or actual or threatened bankruptcy).

How the Funds strive to manage them: The Funds spread their assets across different types of municipal bonds and among bonds representing different industries and regions throughout the country in order to minimize the impact that a poorly performing security would have on a Fund. The Manager also follows a rigorous selection process before choosing securities for the portfolio.

Where the Manager feels there is a limited supply of appropriate investments, the Manager may concentrate each Fund's investments in just a few industries. This will expose a Fund to greater industry and security risk.

Credit risk

Credit risk is the possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

In the case of municipal bonds, issuers may be affected by poor economic conditions in their states.

How the Funds strive to manage it: The Manager conducts careful credit analysis of individual bonds; the Funds focus on high-quality bonds and limit their holdings of bonds rated below investment grade (except for Delaware National High-Yield Municipal Bond Fund); and the Funds hold a number of different bonds in the portfolios. All of this is designed to help reduce credit risk.

Delaware National High-Yield Municipal Bond Fund is subject to significant credit risk due to its investment in lower-quality, high yielding bonds. This risk is described more fully below.

High yield, high-risk municipal bond risks

Investing in so-called "junk bonds" entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by municipalities with lesser financial strength and therefore less ability to make projected debt payments on the bonds.

Although experts disagree on the impact recessionary periods have had and will have on high yield municipal bonds, some analysts believe a protracted economic downturn would adversely affect the value of outstanding bonds and the ability of high yield issuers to repay principal and interest. In particular, for a high yield revenue bond, adverse economic conditions to the particular project or industry which backs the bond would pose a significant risk.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund limit the amount of their respective portfolios which may be invested in lower-quality, higher yielding bonds.

This is a significant risk for Delaware National High-Yield Municipal Bond Fund. In striving to manage this risk, the Fund holds a number of different bonds representing a variety of industries and municipal projects, seeking to minimize the effect that any one bond may have on the portfolio.

Call risk

Call risk is the risk that a bond issuer will prepay the bond during periods of low interest rates, forcing an investor to reinvest his or her money at interest rates that might be lower than rates on the called bond.

How the Funds strive to manage it: The Manager takes into consideration the likelihood of prepayment when it selects bonds and, in certain environments, the Manager may look for bonds that have protection against early prepayment.

Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

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There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

How the Funds strive to manage it: Each Fund's exposure to illiquid securities is limited to no more than 15% of its net assets.

A less liquid secondary market may have an adverse effect on a Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

Swap agreements may be treated as illiquid securities, but swap dealers may be willing to repurchase interest rate swaps within seven days.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: The Funds will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to improve diversification or to earn additional income. The Manager will generally not use derivatives for reasons inconsistent with a Fund's investment objectives.

Alternative minimum tax risk

If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

How the Funds strive to manage it: Delaware Tax-Free Fund and Delaware Tax-Free USA Intermediate Fund each may invest up to 20% of their assets in bonds whose income is subject to the federal alternative minimum tax.

Counterparty risk

If a fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may only obtain a limited recovery, or may obtain no recovery at all.

How the Funds strive to manage it:  We try to minimize this risk by considering the creditworthiness of all parties before we enter into transactions with them. The Funds will hold collateral from counterparties consistent with applicable regulations.

Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to

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price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a fund.

How the Funds strive to manage it:  We evaluate the economic and political climate in the U.S. before selecting securities for each Fund. We typically diversify a Fund's assets among a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

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Who manages the Funds

Investment manager
The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a wholly owned subsidiary of Macquarie Group, Ltd. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services. For its services to the Funds, the Manager was paid aggregate fees, net of fee waivers, during the last fiscal year as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
As a percentage of average daily net assets	x.xx%	x.xx%	x.xx%

A discussion of the basis for the Boards’ approval of the Funds’ investment advisory contracts is available in the Funds’ annual report to shareholders for the period ended August 31, 2010.

Portfolio managers
Joseph R. Baxter and Stephen J. Czepiel each have an equal role in the management of the Funds. Mr. Baxter and Mr. Czepiel assumed primary responsibility for making day-to-day investment decisions for the Funds in May 2003 and July 2007, respectively.

Joseph R. Baxter
Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel
Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree in finance and economics from Duquesne University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Manager of managers structure
The Funds and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Boards, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without shareholder approval (Manager of Managers Structure).  Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Funds’ Boards, for overseeing the Funds’ sub-advisors and recommending to the Boards their hiring, termination, or replacement.  The SEC order does not apply to any sub-advisor that is affiliated with the Funds or the Manager.  While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Funds, the Manager may, in the future, recommend to the Funds’ Boards the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Funds’ portfolios.

The Manager of Managers Structure enables the Funds to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements.  The Manager of Managers Structure does not permit an increase in the overall management and advisory

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fees payable by the Funds without shareholder approval.  Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the change.

Who’s who?
This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees
Investment manager Delaware Management Company 2005 Market Street Philadelphia, PA 19103-7094	The Funds	Custodian The Bank of New York Mellon One Wall Street New York, NY 10286-0001
Portfolio managers	Distributor Delaware Distributors, L.P. 2005 Market Street Philadelphia, PA 19103-7094	Service agent Delaware Service Company, Inc. 2005 Market Street Philadelphia, PA 19103-7094
Financial advisors
Shareholders

Board of trustees  A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the fund’s business affairs.  A Fund relies on certain exemptive rules adopted by the SEC that require the board of trustees to be comprised of a majority of trustees independent of a fund’s investment manager and distributor.

Investment manager  An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus.  A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers  Portfolio managers make investment decisions for individual portfolios.

Custodian  Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor  Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent  Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Financial advisors  Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund’s assets.

Shareholders  Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund’s management contract and changes fundamental investment policies.

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About your account

Investing in the Funds
You can choose from a number of share classes for each Fund.  Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

Choosing a share class

Class A
•
Class A shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund have an up-front sales charge of up to 4.50% that you pay when you buy the shares. Class A shares of Delaware Tax-Free USA Intermediate Fund have an up-front sales charge of up to 2.75%.

•	If you invest $100,000 or more, your front-end sales charge will be reduced.

•	You may qualify for reduced sales charges and under certain circumstances the sales charge may be waived, as described in “How to reduce your sales charge” below.

•
Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% with respect to Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 0.30% with respect to Delaware Tax-Free USA Intermediate Fund (currently limited to 0.15%) of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.  See “Dealer compensation” below for further information.

•	Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.

Class A sales charges

The table below details your sales charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge.  The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth.  The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of sales charge, and rounding.

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Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund			Delaware Tax-Free USA Intermediate Fund
Amount of purchase	Sales charge as % of offering price	Sales charge as % of amount invested	Sales charge as % of offering price	Sales charge as % of amount invested
Less than $100,000	4.50%	4.71%	2.75%	2.83%
$100,000 but less than $250,000	3.50%	3.63%	2.00%	2.04%
$250,000 but less than $500,000	2.50%	2.56%	1.00%	1.01%
$500,000 but less than $1 million	2.00%	2.04%	1.00%	1.01%
$1 million or more	None*	None*	None*	None*

* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if the Distributor paid your financial advisor a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund within the first year after your purchase and 0.50% if you redeem them within the second year; and 0.75% if you redeem shares of Delaware Tax-Free USA Intermediate Fund within the first year after your purchase, unless a specific waiver of the Limited CDSC applies.  The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption.  For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.  See “Dealer compensation” below for a description of the amount of dealer compensation that is paid.

Class B

As of May 31, 2007, no new or subsequent investments, including investments through automatic investment plans, are allowed in a Fund's Class B shares, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund's shares will be permitted to invest in other classes of the Fund, subject to that class's pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007, and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. In addition, because a Fund's or its Distributor's ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus supplement if there are any changes to any attributes, sales charges, or fees.

•
Class B shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC if you redeem your shares within six years after you buy them (three years for Delaware Tax-Free USA Intermediate Fund).

•
If you redeem Class B shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC is 3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.  For Delaware Tax-Free USA Intermediate Fund, the CDSC is 2.00% during the first year, 1.00% during the second and third years, and 0% thereafter.

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•
In determining whether the CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period.  For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges – Class B and Class C” below.

•	Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

•
For approximately eight years (five years for Delaware Tax-Free USA Intermediate Fund) after you buy your Class B shares, they are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

•	Because of its higher 12b-1 fee, Class B shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

•
Approximately eight years (five years for Delaware Tax-Free USA Intermediate Fund) after you buy them, Class B shares automatically convert to Class A shares with a 12b-1 fee of no more than 0.25% for Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 0.30% for Delaware Tax-Free USA Intermediate Fund. Conversion may occur as late as three months after, as applicable, the eighth anniversary of purchase (fifth anniversary for Delaware Tax-Free USA Intermediate Fund), during which time Class B’s higher 12b-1 fee applies.

Class C
•
Class C shares have no up-front sales charge, so the full amount of your purchase is invested in a Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

•
In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.  For further information on how the CDSC is determined, please see “Calculation of contingent deferred sales charges – Class B and Class C” below.

•	Under certain circumstances, the CDSC may be waived; please see “Waivers of contingent deferred sales charges” below for further information.

•
Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

•	Because of its higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A shares.

•	Unlike Class B shares, Class C shares do not automatically convert to another class.

•	You may purchase only up to $1 million of Class C shares. Orders that exceed $1 million will be rejected. The limitation on maximum purchases varies for retirement plans.

Each share class of the Funds has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Calculation of contingent deferred sales charges – Class B and Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC.  The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption.  No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions.  For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund.  In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.

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Dealer compensation
The financial advisor that sells you shares of the Funds may be eligible to receive the following amounts as compensation for your investment in the Funds.  These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated.

	Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund			Delaware Tax-Free USA Intermediate Fund
	Class A1	Class B2	Class C3	Class A1	Class B2	Class C3
Commission (%)	---	4.00%	1.00%	---	2.00%	1.00%
Investment less than $100,000	4.00%	---	---	2.35%	---	---
$100,000 but less than $250,000	3.00%	---	---	1.75%	---	---
$250,000 but less than $500,000	2.00%	---	---	0.75%	---	---
$500,000 but less than $1 million	1.60%	---	---	0.75%	---	---
$1 million but less than $5 million	1.00%	---	---	0.75%	---	---
$5 million but less than $25 million	0.50%	---	---	0.50%	---	---
$25 million or more	0.25%	---	---	0.25%	---	---
12b-1 fee to dealer	0.30%	0.25%	1.00%	0.15%	0.15%	1.00%

1
On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested.  Your securities dealer may be eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares of Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund and 0.30% of the 12b-1 fee applicable to Class A shares of Delaware Tax-Free USA Intermediate Fund.  However, the Distributor has contracted to limit this amount to 0.15% for Delaware Tax-Free USA Intermediate Fund from December 29, 2010, through December 29, 2011.

2
On sales of Class B shares, the Distributor may pay your securities dealer an up-front commission of 4.00% (2.00% for Delaware Tax-Free USA Intermediate Fund).  Your securities dealer may also be eligible to receive a 12b-1 service fee of up to 0.25% from the date of purchase.  After approximately eight years (five years for Delaware Tax-Free USA Intermediate Fund), Class B shares automatically convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A shares.

3
On sales of Class C shares, the Distributor may pay your securities dealer an up-front commission of 1.00%.  The up-front commission includes an advance of the first year’s 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% 12b-1 service fee advanced at the time of purchase.  Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.  Alternatively, certain intermediaries may not be eligible to receive the up-front commission of 1.00%, but may receive the 12b-1 fee for Class C shares from the date of purchase.

Payments to intermediaries
The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing a Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, salespersons and customers (distribution assistance).  The level of payments made to a qualifying Financial Intermediary in any given year will vary.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options.  In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes.  You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with

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investment products it recommends or sells to you.  In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary.  Any such payments will not change the NAV or the price of a Fund’s shares.

For more information, please see the SAI.

How to reduce your sales charge
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial advisor or the applicable Fund in order to qualify for a reduction in sales charges.  Such information may include your Delaware Investments® Funds holdings in any other account and the names of qualifying family members and their holdings.  We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge.

Program	How it works	Share class
		A	B	C
Letter of intent
Through a letter of intent, you agree to invest a certain amount in Delaware Investments® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges.
		X	Not available.
Although the letter of intent and rights of accumulation do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares to fulfill your letter of intent or qualify for rights of accumulation.

Rights of accumulation
You can combine your holdings or purchases of all Delaware Investments Funds (except money market funds with no sales charge), as well as the holdings and purchases of your spouse and children under 21 to qualify for reduced front-end sales charges.
X
Although the rights of accumulation do not apply to Class B shares acquired upon reinvestment of dividends or capital gains, you can combine the value of your Class B shares purchased on or before May 31, 2007, with your purchase of Class A shares to qualify for rights of accumulation.

Reinvestment of redeemed shares	Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.	For Class A, you will not have to pay an additional front-end sales charge.	Not available.	Not available.

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Buying Class A shares at net asset value

Class A shares of a Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege.  A Fund reserves the right to modify or terminate these arrangements at any time.

•	Shares purchased under the Delaware Investments® dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

•
Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) legal counsel to the Delaware Investments® Funds; and (iii) registered representatives and employees of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan established by any of the foregoing entities, counsel, or broker/dealers may also purchase shares at NAV.

•
Shareholders who own Class A shares of Delaware Cash Reserve® Fund as a result of a liquidation of a Delaware Investments® Fund may exchange into Class A shares of another Delaware Investments® Fund at NAV.

•	Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments® Funds.

•	Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

•
Purchases for the benefit of the clients of brokers, dealers, and registered investment advisors if such brokers, dealers, or investment advisors have entered into an agreement with the Distributor providing specifically for the purchase of Class A shares in connection with special investment products, such as wrap accounts or similar fee-based programs. Investors may be charged a fee when effecting transactions in Class A shares through a broker or agent that offers these special investment products.

•	Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of a Fund's Institutional Class, if applicable.

•
Purchases by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firms have entered into a Class A NAV agreement with respect to such retirement platforms.

•	Purchases by certain legacy bank-sponsored retirement plans that meet requirements set forth in the SAI.

•	Purchases by certain legacy retirement assets that meet requirements set forth in the SAI.

•	Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

•	Purchases by certain participants in defined contribution plans and their spouses whose plan assets will be rolled over into Foundation® IRA accounts.

•	Purchases by participants of certain group retirement plans and members of their households as described in the SAI.

•	Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm.

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Waivers of contingent deferred sales charges
The Funds’ applicable CDSCs may be waived under the following circumstances:

Share Class
Category	A*	B	C
Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

	X	X	X
Redemptions that result from a Fund’s right to liquidate a shareholder’s account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.	X	X	X
For distributions from accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.	X	X	X
Redemptions by the classes of shareholders who are permitted to purchase shares at NAV, regardless of the size of the purchase. See “Buying Class A shares at net asset value” above.	X	Not available.	Not available.

*
The waiver for Class A shares relates to a waiver of the Limited CDSC.  Please note that you or your financial advisor will have to notify us at the time of purchase that the trade qualifies for such waiver.

Certain sales charges may be based on historical cost.  Therefore, you should maintain any records that substantiate these costs because the Funds, their transfer agent, and financial intermediaries may not maintain this information.  Information about existing sales charges and sales charge reductions and waivers is available free of charge on the Delaware Investments® Funds’ web site at www.delawareinvestments.com.  Additional information on sales charges can be found in the SAI, which is available upon request.

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How to buy shares

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application with your check.

Please note that purchase orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 523-1918 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

Through automated shareholder services

You may purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. The minimum initial purchase is $250, and you can make additional investments of $25 or more, if you are buying shares in an IRA or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan. The minimum initial purchase for a Coverdell Education Savings Account (formerly, an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs, or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price. We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests primarily in foreign securities, the NAV may change on days when a shareholder will not be able to purchase or redeem fund shares

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because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board.  For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

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Fair valuation

When the Funds use fair value pricing, they may take into account any factors it deems appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The price of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and which is subject to the Board's oversight.

Retirement plans

In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call our Shareholder Service Center at 800 523-1918.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of a Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with a Fund. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Shareholder Service Center at 800 523-1918 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to a Fund). Your financial advisor may charge a separate fee for this service.

By mail

You may redeem your shares by mail by writing to: Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that redemption orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

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By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through automated shareholder services

You may redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

 If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

Redemptions-in-kind

A Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Account minimums

If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, we may redeem your account after 60 days' written notice to you.

Special services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

39

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your checking account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic delivery

With Delaware eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time, from anywhere.

Online account access

Online account access is a password-protected area of the Delaware Investments® Funds' web site that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund, you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service

Through the on demand service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

40

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

Through the systematic withdrawal plan, you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class B and C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds' Board has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund.  A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares.  If you make a second such short-term roundtrip in a fund within 90 rolling calendar days as a previous short-term roundtrip in that fund, you may be considered a market timer.  In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege.  The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

41

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and the fund's NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds' policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

42

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

The Fund intends to qualify each year as a regulated investment company under the Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

43

Annual statements

Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Avoid "buying a dividend"

At the time you purchase your Fund shares, the Fund's net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. With respect to taxable years of the Fund beginning before January 1, 2011, unless such provision is extended or made permanent, a portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the Internal Revenue Service instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains, if any, and, with respect to taxable years of the Fund that began before January 1, 2010 (unless such sunset date is extended, possibly retroactively to January 1, 2010, or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

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Financial highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of a Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the 2010 fiscal year has been audited by [______________________], independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request by calling 800 523-1918. For the fiscal years prior to 2010, the Funds' prior independent registered public accounting firm audited the Funds' financial statements.

Delaware Tax-Free USA Fund

Class A shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.970	$11.230	$11.570	$11.760
Income (loss) from investment operations:
Net investment income		0.479	0.462	0.466	0.458
Net realized and unrealized gain (loss) on investments		(0.081)	(0.260)	(0.337)	(0.186)
Total from investment operations		0.398	0.202	0.129	0.272

Less dividends and distributions from:
Net investment income		(0.478)	(0.462)	(0.469)	(0.462)
Total dividends and distributions		(0.478)	(0.462)	(0.469)	(0.462)
Net asset value, end of period		$10.890	$10.970	$11.230	$11.570
Total return1		3.91%	1.82%	1.08%	2.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$536,420	$510,822	$735,584	$656,813
Ratio of expenses to average net assets		0.84%	0.85%	0.87%	0.86%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		0.97%	0.94%	0.95%	1.00%
Ratio of net investment income to average net assets		4.60%	4.13%	4.03%	3.97%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		4.47%	4.04%	3.95%	3.83%
Portfolio turnover		66%	28%	36%	41%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

45

Delaware Tax-Free USA Fund

Class B shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.960	$11.230	$11.570	$11.760
Income (loss) from investment operations:
Net investment income		0.399	0.378	0.378	0.370
Net realized and unrealized gain (loss) on investments		(0.080)	(0.270)	(0.337)	(0.186)
Total from investment operations		0.319	0.108	0.041	0.184

Less dividends and distributions from:
Net investment income		(0.399)	(0.378)	(0.381)	(0.374)
Total dividends and distributions		(0.399)	(0.378)	(0.381)	(0.374)
Net asset value, end of period		$10.880	$10.960	$11.230	$11.570
Total return1		3.13%	0.96%	0.32%	1.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$8,168	$11,812	$17,286	$22,189
Ratio of expenses to average net assets		1.60%	1.61%	1.63%	1.63%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.73%	1.70%	1.71%	1.73%
Ratio of net investment income to average net assets		3.84%	3.37%	3.27%	3.20%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.71%	3.28%	3.19%	3.10%
Portfolio turnover		66%	28%	36%	41%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

46

Delaware Tax-Free USA Fund

Class C shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$10.970	$11.230	$11.570	$11.760
Income (loss) from investment operations:
Net investment income		0.399	0.377	0.378	0.370
Net realized and unrealized gain (loss) on investments		(0.080)	(0.260)	(0.337)	(0.186)
Total from investment operations		0.319	0.117	0.041	0.184

Less dividends and distributions from:
Net investment income		(0.399)	(0.377)	(0.381)	(0.374)
Total dividends and distributions		(0.399)	(0.377)	(0.381)	(0.374)
Net asset value, end of period		$10.890	$10.970	$11.230	$11.570
Total return1		3.13%	0.96%	0.41%	1.63%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$20,542	$16,641	$16,871	$15,110
Ratio of expenses to average net assets		1.60%	1.61%	1.63%	1.63%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.73%	1.70%	1.71%	1.73%
Ratio of net investment income to average net assets		3.84%	3.37%	3.27%	3.20%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.71%	3.28%	3.19%	3.10%
Portfolio turnover		66%	28%	36%	41%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

47

Delaware Tax-Free USA Intermediate Fund

Class A shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$11.250	$11.210	$11.470	$11.610
Income (loss) from investment operations:
Net investment income		0.388	0.383	0.414	0.408
Net realized and unrealized gain (loss) on investments		0.210	0.041	(0.260)	(0.140)
Total from investment operations		0.598	0.424	0.154	0.268
Less dividends and distributions from:
Net investment income		(0.388)	(0.384)	(0.414)	(0.408)
Total dividends and distributions		(0.388)	(0.384)	(0.414)	(0.408)
Net asset value, end of period		$11.460	$11.250	$11.210	$11.470
Total return1		5.49%	3.83%	1.34%	2.38%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$459,782	$407,729	$306,215	$204,525
Ratio of expenses to average net assets		0.75%	0.75%	0.76%	0.75%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.03%	1.03%	1.03%	1.07%
Ratio of net investment income to average net assets		3.51%	3.38%	3.60%	3.56%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.23%	3.10%	3.33%	3.24%
Portfolio turnover		47%	28%	40%	37%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

48

Delaware Tax-Free USA Intermediate Fund

Class B shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$11.240	$11.200	$11.460	$11.610
Income (loss) from investment operations:
Net investment income		0.294	0.287	0.317	0.311
Net realized and unrealized gain (loss) on investments		0.210	0.041	(0.260)	(0.150)
Total from investment operations		0.504	0.328	0.057	0.161
Less dividends and distributions from:
Net investment income		(0.294)	(0.288)	(0.317)	(0.311)
Total dividends and distributions		(0.294)	(0.288)	(0.317)	(0.311)
Net asset value, end of period		$11.450	$11.240	$11.200	$11.460
Total return1		4.61%	2.95%	0.48%	1.43%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$861	$1,272	$1,786	$2,413
Ratio of expenses to average net assets		1.60%	1.60%	1.61%	1.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.73%	1.73%	1.73%	1.77%
Ratio of net investment income to average net assets		2.66%	2.53%	2.75%	2.71%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		2.53%	2.40%	2.63%	2.54%
Portfolio turnover		47%	28%	40%	37%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

49

Delaware Tax-Free USA Intermediate Fund

Class C shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$11.240	$11.200	$11.470	$11.610
Income (loss) from investment operations:
Net investment income		0.294	0.287	0.317	0.311
Net realized and unrealized gain (loss) on investments		0.210	0.041	(0.270)	(0.140)
Total from investment operations		0.504	0.328	0.047	0.171
Less dividends and distributions from:
Net investment income		(0.294)	(0.288)	(0.317)	(0.311)
Total dividends and distributions		(0.294)	(0.288)	(0.317)	(0.311)
Net asset value, end of period		$11.450	$11.240	$11.200	$11.470
Total return1		4.60%	2.95%	0.39%	1.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$40,232	$24,880	$28,237	$28,004
Ratio of expenses to average net assets		1.60%	1.60%	1.61%	1.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.73%	1.73%	1.73%	1.77%
Ratio of net investment income to average net assets		2.66%	2.53%	2.75%	2.71%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		2.53%	2.40%	2.63%	2.54%
Portfolio turnover		47%	28%	40%	37%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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Delaware National High-Yield Municipal Bond Fund

Class A shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$9.510	$10.030	$10.320	$10.380
Income (loss) from investment operations:
Net investment income		0.505	0.484	0.482	0.477
Net realized and unrealized gain (loss) on investments		(0.595)	(0.520)	(0.290)	(0.060)
Total from investment operations		(0.090)	(0.036)	0.192	0.417
Less dividends and distributions from:
Net investment income		(0.500)	(0.484)	(0.482)	(0.477)
Total dividends and distributions		(0.500)	(0.484)	(0.482)	(0.477)
Net asset value, end of period		$8.920	$9.510	$10.030	$10.320
Total return1		(0.38%)	(0.37%)	1.82%	4.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$68,812	$67,762	$65,143	$68,663
Ratio of expenses to average net assets		0.90%	0.90%	0.91%	0.90%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.08%	1.04%	1.03%	1.02%
Ratio of net investment income to average net assets		6.06%	4.94%	4.66%	4.66%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		5.88%	4.80%	4.54%	4.54%
Portfolio turnover		67%	24%	37%	73%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

51

Delaware National High-Yield Municipal Bond Fund

Class B shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$9.530	$10.050	$10.350	$10.400
Income (loss) from investment operations:
Net investment income		0.440	0.410	0.404	0.400
Net realized and unrealized gain (loss) on investments		(0.592)	(0.520)	(0.300)	(0.050)
Total from investment operations		(0.152)	(0.110)	0.104	0.350
Less dividends and distributions from:
Net investment income		(0.438)	(0.410)	(0.404)	(0.400)
Total dividends and distributions		(0.438)	(0.410)	(0.404)	(0.400)
Net asset value, end of period		$8.940	$9.530	$10.050	$10.350
Total return1		(1.11%)	(1.12%)	0.96%	3.47%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$1,448	$3,135	$5,972	$9,519
Ratio of expenses to average net assets		1.65%	1.65%	1.66%	1.65%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.83%	1.79%	1.78%	1.77%
Ratio of net investment income to average net assets		5.31%	4.19%	3.91%	3.91%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		5.13%	4.05%	3.79%	3.79%
Portfolio turnover		67%	24%	37%	73%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

52

Delaware National High-Yield Municipal Bond Fund

Class C shares	2010	2009	2008	2007	Year ended Aug. 31, 2006
Net asset value, beginning of period		$9.550	$10.070	$10.360	$10.420
Income (loss) from investment operations:
Net investment income		0.441	0.410	0.404	0.400
Net realized and unrealized gain (loss) on investments		(0.592)	(0.520)	(0.290)	(0.060)
Total from investment operations		(0.151)	(0.110)	0.114	0.340
Less dividends and distributions from:
Net investment income		(0.439)	(0.410)	(0.404)	(0.400)
Total dividends and distributions		(0.439)	(0.410)	(0.404)	(0.400)
Net asset value, end of period		$8.960	$9.550	$10.070	$10.360
Total return1		(1.11%)	(1.12%)	1.06%	3.36%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$7,770	$6,998	$4,848	$5,332
Ratio of expenses to average net assets		1.65%	1.65%	1.66%	1.65%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		1.83%	1.79%	1.78%	1.77%
Ratio of net investment income to average net assets		5.31%	4.19%	3.91%	3.91%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		5.13%	4.05%	3.79%	3.79%
Portfolio turnover		67%	24%	37%	73%

1
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

53

How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss.  The amount of realized gain, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: net realized gain on investments.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

54

Contact information

Web site
www.delawareinvestments.com

E-mail

service@delinvest.com

Shareholder service center

800 523-1918

Call the shareholder service center weekdays, 8 a.m. to 7 p.m. Eastern time:
¡	For fund information, literature, price, yield, and performance figures.
¡	For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Delaphone service

800 362-FUND (800 362-3863)

¡	For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this touch-tone service.

55

Additional information about the Funds' investments is available in its annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Funds, write to us at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Funds' web site (www.delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC web site (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

Investment Company Act file numbers: 811-03850 and 811-07742

PR-011 [8/10] DG3 12/10
P0xxxxx

56

FIXED INCOME

Nasdaq ticker symbols
Delaware Tax-Free USA Fund
Institutional Class	DTFIX
Delaware Tax-Free USA Intermediate Fund
Institutional Class	DUSIX
Delaware National High-Yield Municipal Bond Funds
Institutional Class	DVHIX

December [29], 2010

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Fund summaries Delaware Tax-Free USA Fund Delaware Tax-Free USA Intermediate Fund Delaware National High-Yield Municipal Bond Fund	page

How we manage the Funds Our investment strategies The securities in which the Funds typically invest The risks of investing in the Funds Disclosure of portfolio holdings	page

Who manages the Funds Investment manager Portfolio managers Manager of managers structure Who’s who?	page

About your account
Investing in the Funds
Payments to intermediaries
How to buy shares
Fair valuation
Document delivery
How to redeem shares
Account minimum
Exchanges
Frequent trading of Fund shares
Dividends, distributions, and taxes
page

Financial highlights	page

Additional information	page

2

Fund summary: Delaware Tax-Free USA Fund

What is the Fund’s investment objective?
Delaware Tax-Free USA Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	x.xx%
Total annual fund operating expenses	x.xx%
Fee waiver and expense reimbursements1	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%

1
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from December 29, 2010 through December 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 year	$xxx
3 years	$xxx
5 years	$xxx
10 years	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted

3

average effective maturity of between 5 and 30 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year period compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

2009
xx.xx%

As of September 30, 2010, the Fund's Institutional Class shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was x.xx% for the quarter ended [______________] and its lowest quarterly return was x.xx% for the quarter ended [______________].

4

Average annual returns for periods ended December 31, 2009

Return before taxes (inception: 12/31/08)	1 year
xx.xx%
Return after taxes on distributions	xx.xx%
Return after taxes on distributions and sale of Fund shares	xx.xx%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Investments, 430 W. 7th Street, Kansas City, MO 64121-1407); by telephone to your Client Services Representative at 800 362-7500 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following:  (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (5) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; (6) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund’s Manager, Distributor, or service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services; (7) programs sponsored by and/or controlled by financial intermediaries where: (1) such programs allow or require the purchase of Institutional Class shares; (2) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund’s transfer agent; and (3) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the

5

Institutional Class shares through a no-commission network or platform; or (8) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

6

Fund summary: Delaware Tax-Free USA Intermediate Fund

What is the Fund’s investment objective?
Delaware Tax-Free USA Intermediate Fund seeks as high a level of current interest income exempt from federal income tax as is available from municipal obligations and as is consistent with prudent investment management and preservation of capital.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management fees	0.50%
Distribution and service (12b-1) fees	none
Other expenses	x.xx%
Total annual fund operating expenses	x.xx%
Fee waiver and expense reimbursements1	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%

1
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from December 29, 2010 through December 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 year	$xxx
3 years	$xxx
5 years	$xxx
10 years	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in securities the income from which is exempt from federal income taxes, including the federal alternative minimum tax. This is a fundamental investment policy that may not be changed without prior shareholder approval.

The Fund will invest primarily in municipal debt obligations that are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will have a dollar-weighted

7

average effective maturity of between 3 and 10 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income level will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware Tax-Free USA Intermediate Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year period compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

2009
xx.xx%

As of September 30, 2010, the Fund's Institutional Class shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was x.xx% for the quarter ended [______________] and its lowest quarterly return was x.xx% for the quarter ended [______________].

8

Average annual returns for periods ended December 31, 2009

Return before taxes (inception: 12/31/08)	1 year
xx.xx%
Return after taxes on distributions	xx.xx%
Return after taxes on distributions and sale of Fund shares	xx.xx%
Barclays Capital 3-15 Year Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Investments, 430 W. 7th Street, Kansas City, MO 64121-1407); by telephone to your Client Services Representative at 800 362-7500 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following:  (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (5) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; (6) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund’s Manager, Distributor, or service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services; (7) programs sponsored by and/or controlled by financial intermediaries where: (1) such programs allow or require the purchase of Institutional Class shares; (2) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund’s transfer agent; and (3) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the

9

Institutional Class shares through a no-commission network or platform; or (8) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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Fund summary: Delaware National High-Yield Municipal Bond Fund

What is the Fund’s investment objective?
Delaware National High-Yield Municipal Bond Fund seeks a high level of current income exempt from federal income tax primarily through investment in medium- and lower-grade municipal obligations.

What are the Fund’s fees and expenses?
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Institutional Class
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	x.xx%
Total annual fund operating expenses	x.xx%
Fee waiver and expense reimbursements1	(x.xx%)
Total annual fund operating expenses after fee waivers and expense reimbursements	x.xx%

1
The Fund’s investment manager, Delaware Management Company (Manager), is contractually waiving its investment advisory fees and/or paying expenses (excluding any taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) to the extent necessary to prevent total annual fund operating expenses from exceeding x.xx% of the Fund's average daily net assets from December 29, 2010 through December 29, 2011.  These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager's waivers and reimbursements for the one-year period and the total operating expenses without waivers for years 2 through 10.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Institutional Class
1 year	$xxx
3 years	$xxx
5 years	$xxx
10 years	$x,xxx

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was xxx% of the average value of its portfolio.

What are the Fund’s principal investment strategies?
Under normal circumstances, the Fund will invest at least 80% of its net assets in municipal securities the income from which is exempt from federal income taxes. This is a fundamental investment policy that may not be changed without prior shareholder approval.

Municipal debt obligations are issued by state and local governments to raise funds for various public purposes such as hospitals, schools, and general capital expenses. The Fund will invest its assets in securities with maturities of various lengths, depending on market conditions, but will typically have a dollar-weighted average effective maturity between 5

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and 30 years. We will adjust the average maturity of the bonds in the portfolio to attempt to provide a high level of tax-exempt income consistent with preservation of capital. The Fund's income will vary depending on current interest rates and the specific securities in the portfolio. The Fund may concentrate its investments in certain types of bonds or in a certain segment of the municipal bond market when the supply of bonds in other sectors does not suit our investment needs.

Under normal circumstances, the Fund will invest primarily in lower-rated municipal securities, which typically offer higher income potential and involve greater risk than higher-quality securities.

What are the principal risks of investing in the Fund?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest.  Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.  Principal risks include:

•
Investment not guaranteed by the Manager or its affiliates -- Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

•
Market risk -- The risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, or investor confidence or heavy institutional selling.

•
Interest rate risk -- The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

•	Credit risk -- The risk that an issuer of a debt security, including a governmental issuer, may be unable to make interest payments and repay principal in a timely manner.
•
High yield (junk bond) risk -- Investing in so-called “junk” bonds entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High-yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

•
Call risk -- The risk that a bond issuer will prepay the bond during periods of low interest rates, forcing a fund to reinvest that money at interest rates that might be lower than rates on the called bond.

•	Liquidity risk -- The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.
•
Alternative Minimum Tax risk -- If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund’s distributions would be taxable for shareholders who are subject to this tax.

•
Derivatives risk -- Derivatives may involve additional expenses and are subject to the risk that a security or a securities index to which the derivative is associated moves in the opposite direction from what the portfolio manager had anticipated.

•
Counterparty risk -- The risk that a counterparty to a derivative contract (such as a swap, futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

•
Government and regulatory risk -- The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets.

How has Delaware National High-Yield Municipal Bond Fund performed?
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the 1-year period compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 362-7500 or by visiting our web site at www.delawareinvestments.com/performance.

Year-by-year total return (Institutional Class)

2009
xx.xx%

As of September 30, 2010, the Fund's Institutional Class shares had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was x.xx% for the quarter ended [______________] and its lowest quarterly return was x.xx% for the quarter ended [______________].

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Average annual returns for periods ended December 31, 2009

Return before taxes (inception: 12/31/08)	1 year
xx.xx%
Return after taxes on distributions	xx.xx%
Return after taxes on distributions and sale of Fund shares	xx.xx%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	xx.xx%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown.  After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager
Delaware Management Company

Portfolio managers	Position with Delaware Management Company	Start date on the Fund
Joseph R. Baxter	Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager	May 2003
Stephen J. Czepiel	Senior Vice President, Senior Portfolio Manager	July 2007

Purchase and redemption of Fund shares
You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day).  Shares may be purchased or redeemed: through your financial advisor; by regular mail (c/o Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691); by overnight courier service (c/o Delaware Investments, 430 W. 7th Street, Kansas City, MO 64121-1407); by telephone to your Client Services Representative at 800 362-7500 weekdays from 8 a.m. to 7 p.m. Eastern time; by telephone to our automated telephone service at 800 362-3863 at any time; through our web site at www.delawareinvestments.com; or by wire.

There is no minimum initial purchase requirement for Institutional Class shares, but Institutional Class shares are available for purchase only by the following:  (1) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans; (2) tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with Delaware Distributors, L.P. (Distributor); (3) institutional advisory accounts (including mutual funds) managed by the Manager or its affiliates and clients of Delaware Investment Advisers, an affiliate of the Manager, as well as the clients’ affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts; (4) a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; (5) registered investment advisors (RIAs) investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes. Use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; (6) certain plans qualified under Section 529 of the Internal Revenue Code of 1986, as amended (Code), for which the Fund’s Manager, Distributor, or service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services; (7) programs sponsored by and/or controlled by financial intermediaries where: (1) such programs allow or require the purchase of Institutional Class shares; (2) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Fund’s transfer agent; and (3) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar service, or (ii) offers the

13

Institutional Class shares through a no-commission network or platform; or (8) private investment vehicles, including, but not limited to, foundations and endowments.

Tax information
The Fund’s distributions are generally taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Payments to broker/dealers and other financial intermediaries
If you purchase the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to a recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s web site for more information.

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How we manage the Funds

We take a disciplined approach to investing, combining investment strategies and risk management techniques that we believe can help shareholders meet their goals.

Our investment strategies

The Funds' investment manager, Delaware Management Company (Manager or we), will analyze economic and market conditions, seeking to identify the securities or market sectors that we think are the best investments for a particular Fund. The following is a general description of the investment strategies used to manage the Funds and a list of securities in which the Funds may invest.

We will generally invest in debt obligations issued by state and local governments and their political subdivisions, agencies, authorities, and instrumentalities that are exempt from federal income tax. We may also invest in debt obligations issued by or for the District of Columbia, and its political subdivisions, agencies, authorities, and instrumentalities or territories and possessions of the United States that are exempt from federal income tax.

We will generally invest in securities for income rather than seeking capital appreciation through active trading. However, we may sell securities for a variety of reasons such as to reinvest the proceeds in higher yielding securities, to eliminate investments not consistent with the preservation of capital; to honor redemption requests; or to address a weakening credit situation. As a result, we may realize losses or capital gains which could be taxable to shareholders.

Delaware Tax-Free USA Fund and Delaware National High-Yield Municipal Bond Fund will generally have a dollar-weighted average effective maturity of between 5 and 30 years. Delaware Tax-Free USA Intermediate Fund will generally have a dollar-weighted average effective maturity between 3 and 10 years. This is a more conservative strategy than funds with longer average maturities, which should result in a Fund experiencing less price volatility when interest rates rise or fall.

The investment objective of each Fund described in this Prospectus is fundamental. This means the Boards of Trustees (each, a "Board" and together, the "Boards") may not change the objective without obtaining shareholder approval. If an objective were changed, we would notify the shareholders at least 60 days before the change in the objective became effective.

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The securities in which the Funds typically invest

Fixed income securities offer the potential for greater income payments than stocks, and also may provide capital appreciation. Municipal bond securities typically pay income free of federal income taxes and may be free of state income taxes in the state where they are issued. Please see the Statement of Additional Information (SAI) for additional information about the securities described below as well as other securities in which the Funds may invest.

Tax-exempt obligations

Tax-exempt obligations are commonly known as municipal bonds. These are debt obligations issued by or for a state or territory, its agencies or instrumentalities, municipalities or other political sub-divisions. The interest on these debt obligations can generally be excluded from federal income tax as well as personal income tax in the state where the bond is issued. Determination of a bond's tax-exempt status is based on the opinion of the bond issuer's legal counsel. Tax-exempt obligations may include securities subject to the alternative minimum tax. See "Private activity or private placement bonds" below for more information.

How the Funds use them: Under normal conditions, each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest 80% of its assets in tax-exempt debt obligations rated in the top four quality grades by Standard & Poor's (S&P) or another nationally recognized statistical rating organization (NRSRO), or in unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. These bonds may include general obligation bonds and revenue bonds.

Delaware National High-Yield Municipal Bond Fund may invest in both investment grade and below investment grade debt obligations. Investment grade debt obligations are rated in the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to the top four quality grades. Below investment grade debt obligations are rated below the top four quality grades by S&P or another NRSRO, or in the case of unrated tax-exempt obligations if, in the Manager's opinion, they are equivalent in quality to being rated below the top four quality grades. Both investment grade and below investment grade bonds may include general obligation bonds and revenue bonds.

Delaware National High-Yield Municipal Bond Fund may invest all or a portion of its assets in higher grade securities if the Manager determines that abnormal market conditions make investing in lower rated securities inconsistent with shareholders' best interest.

High yield, high-risk municipal bonds

High yield, high-risk municipal bonds are debt obligations rated lower than investment grade by an NRSRO or, if unrated, of comparable quality. These securities are often referred to as "junk bonds" and are considered to be of poor standing and predominately speculative.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 20% of its net assets in high yield, high-risk fixed income securities. Delaware National High-Yield Municipal Bond Fund may invest without limitation in high yield, high-risk fixed income securities.

General obligation bonds

General obligation bonds are municipal bonds on which the payment of principal and interest is secured by the issuer's pledge of its full faith, credit, and taxing power.

How the Funds use them: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may invest without limitation in general obligation bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

Delaware National High-Yield Municipal Bond Fund may invest without limitation in general obligation bonds.

Revenue bonds

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Revenue bonds are municipal bonds on which principal and interest payments are made from revenues derived from a particular facility, from the proceeds of a special excise tax or from revenue generated by an operating project. Principal and interest are not secured by the general taxing power. Tax-exempt industrial development bonds, in most cases, are a type of revenue bond that is not backed by the credit of the issuing municipality and may therefore involve more risk.

How the Funds use them: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund may invest without limitation in revenue bonds in the top four quality grades or bonds that are unrated, but which the Manager determines to be of equal quality.

Delaware National High-Yield Municipal Bond Fund may invest without limitation in revenue bonds.

Insured municipal bonds

Various municipal issuers may obtain insurance for their obligations. In the event of a default, the insurer is required to make payments of interest and principal when due to the bondholders. However, there is no assurance that the insurance company will meet its obligations. Insured obligations are typically rated in the top quality grades by an NRSRO.

How the Funds use them: The Funds may invest without limitation in insured bonds. It is possible that a substantial portion of a Fund's portfolio may consist of municipal bonds that are insured by a single insurance company.

Insurance is available on uninsured bonds and a Fund may purchase such insurance directly. The Manager will generally do so only if it believes that purchasing and insuring a bond provides an investment opportunity at least comparable to owning other available insured securities.

The purpose of insurance is to protect against credit risk. It does not insure against market risk or guarantee the value of the securities in the portfolio or the value of shares of a Fund.

Private activity or private placement bonds

Private activity or private placement bonds are municipal bond issues whose proceeds are used to finance certain nongovernment activities, including some types of industrial revenue bonds such as privately owned sports and convention facilities. The Tax Reform Act of 1986 subjects interest income from these bonds to the federal alternative minimum tax and makes the tax-exempt status of certain bonds dependent on the issuer's compliance with specific requirements after the bonds are issued.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 20% of its assets in bonds whose income is subject to the federal alternative minimum tax. This means that a portion of each Fund's distributions could be subject to the federal alternative minimum tax that applies to certain taxpayers.

Delaware National High-Yield Municipal Bond Fund may invest without limitation in these bonds.

Inverse floaters

Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates. Consequently, the market values of inverse floaters will generally be more volatile than other tax-exempt investments. Certain inverse floater programs may be considered to be a form of borrowing.

How the Funds use them: Each Fund (except for Delaware National High-Yield Municipal Bond Fund) may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. However, a Fund's investments in taxable securities (including investments in inverse floaters on taxable securities) combined with its investments in securities rated below investment grade are limited to 20% of the Fund's net assets.

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Delaware National High-Yield Municipal Bond Fund may invest up to 25% of its net assets in inverse floaters.

Where a Fund has invested in inverse floaters that are deemed to be borrowings, the Fund will designate cash and liquid securities in an amount sufficient to terminate the inverse floater program, and will adjust the value of those designated assets on a daily basis.

Advance refunded bonds

In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest-bearing debt securities that are deposited into an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest on pre-existing bonds which are then considered to be "advance refunded bonds." Escrow secured bonds often receive the highest rating from S&P and Moody's Investors Service, Inc. (Moody's).

How the Funds use them: The Funds may invest without limit in advance refunded bonds. These bonds are generally considered to be of very high quality because of the escrow account, which typically holds U.S. Treasurys.

Short-term tax-free instruments

Short-term tax-free instruments include instruments such as tax-exempt commercial paper and general obligation, revenue, and project notes, as well as variable floating rate demand obligations.

How the Funds use them: The Funds may invest without limitation in high-quality, short-term tax-free instruments.

Options and futures

Options represent a right to buy or sell a security or a group of securities at an agreed upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if its purchaser exercises the option.

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Certain options and futures may be considered derivative securities.

How the Funds use them: The Funds may invest in futures, options, and closing transactions related thereto. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the market a Fund's cash, short-term debt securities and other money market instruments at times when each Fund's assets are not fully invested. Each Fund may only enter into these transactions for hedging purposes if it is consistent with the Fund's respective investment objective and policies.

The Manager may invest up to an aggregate of 20% of a Fund's net assets in futures, options, and swaps as long as the Fund's investment in these securities, when aggregated with other taxable instruments and securities rated below investment grade (other than Delaware National High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's total net assets.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Funds might use futures or options on futures to neutralize the effect of any price declines, without selling a bond or bonds.

Use of these strategies can increase the operating costs of the Funds and can lead to loss of principal.

The Funds have claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, are not subject to registration or regulation as a commodity pool operator under the CEA.

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Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

How the Funds use them: Typically, each Fund uses repurchase agreements as a short-term investment for its cash position. In order to enter into these repurchase agreements, a Fund must have collateral of at least 102% of the repurchase price. A Fund will only enter into repurchase agreements in which the collateral comprises U.S. government securities. In the discretion of the Manager, a Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities or government-sponsored enterprises.

Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Funds use them: Each Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed a Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them.

How the Funds use them: Each Fund may invest up to 15% of its net assets in illiquid securities.

Interest rate swap, index swap, and credit default swap agreements

In an interest rate swap, a fund receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a fund receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a fund receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a fund may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, etc.) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a fund may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines, without selling a bond or bonds.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

How the Funds use them: Each Fund may use interest rate swaps to adjust its sensitivity to interest rates by changing its duration. Each Fund may also use interest rate swaps to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that a Fund invests in and also as a substitute for futures, options, or forward contracts if such contracts are not directly available to a Fund on favorable terms. A Fund enters into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

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Each Fund may invest up to an aggregate of 20% of its net assets in futures, options, and swaps (subject to each Fund's 15% limitation on the aggregate notional amount of credit default swaps when a Fund is selling protection a security or purchasing protection on a security that the Fund does not own) as long as each Fund's investment in these securities, when aggregated with other taxable investments and securities that are rated below investment grade (other than Delaware National High-Yield Municipal Bond Fund), does not exceed 20% of the Fund's net assets.

Use of these strategies can increase the Funds' operating costs and can lead to loss of principal.

Municipal leases and certificates of participation

Certificates of participation (COPs) are widely used by state and local governments to finance the purchase of property and facilities. COPs are like installment purchase agreements. A governmental corporation may create a COP when it issues long-term bonds to pay for the acquisition of property or facilities. The property or facilities are then leased to a municipality, which makes lease payments to repay interest and principal to the holders of the bonds. Once the lease payments are completed, the municipality gains ownership of the property for a nominal sum.

How the Funds use them: The Funds may invest without limitation in municipal lease obligations, primarily through COPs, rated in the top four quality grades by S&P or another NRSRO.  In addition, the Funds may invest up to 20% of their respective total assets in lower-rated, or “junk bonds,” obligations.

As with a Fund's other investments, we expect its investments in municipal lease obligations to be exempt from regular federal income taxes. Each Fund will rely on the opinion of the bond issuer's counsel for a determination of the bond's tax-exempt status.

A feature that distinguishes COPs from municipal debt is that leases typically contain a "nonappropriation" or "abatement" clause. This means that the municipality leasing the property or facility must use its best efforts to make lease payments, but may terminate the lease without penalty if its legislature or other appropriating body does not allocate the necessary money. In such a case, the creator of the COP, or its agent, is typically entitled to repossess the property. In many cases, however, the market value of the property will be principal to the holders of the less than the amount the municipality was paying.

Zero coupon bonds

Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest. Therefore, they are issued and traded at a discount from their respective face amount or par value.

How the Funds use them: The Funds may invest in zero coupon bonds. The market prices of these bonds are generally more volatile than the market prices of securities that pay interest periodically and are likely to react to changes in interest rates to a greater degree than interest-paying bonds having similar maturities and credit quality. The bonds may have certain tax consequences which, under certain conditions, could be adverse to a Fund.

Other investment strategies

Downgraded quality ratings

The credit quality restrictions described above for each Fund apply only at the time of purchase. The Funds may continue to hold a security whose quality rating has been lowered or in the case of an unrated bond, after we have changed our assessment of its credit quality.

Borrowing from banks

Each Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions but normally does not do so. Each Fund may borrow up to 10% of the value of its total assets (20% for Delaware National High-Yield Municipal Bond Fund). A Fund will be required to pay interest to the lending

20

banks on the amount borrowed. As a result, borrowing money could result in a Fund being unable to meet its investment objective. The Funds will not borrow money in excess of one-third of the value of their assets.

Purchasing securities on a when-issued or delayed-delivery basis

Each Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Funds will designate cash or securities in amounts sufficient to cover their obligations, and will value the designated assets daily.

Lending securities

Delaware Tax-Free USA Intermediate Fund may lend up to 25% of its assets to qualified broker/dealers and institutional investors for their use in securities transactions. Borrowers of the Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of loaned securities. These transactions, if any, may generate additional income for the Fund.

Concentration

Where the Manager feels there is a limited supply of appropriate investments, each Fund may concentrate its investments (invest more than 25% of total assets) in municipal obligations relating to similar types of projects or with other similar economic, business, or political characteristics (such as bonds of housing finance agencies or healthcare facilities). In addition, each Fund may invest more than 25% of its assets in industrial development bonds or, in the case of Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund, pollution control bonds, which may be backed only by the assets and revenues of a nongovernmental issuer. Each Fund will not, however, invest more than 25% of its total assets in bonds issued for companies in the same industry.

Temporary defensive positions

In response to unfavorable market conditions, each Fund may invest in taxable instruments for temporary defensive purposes. These could include securities such as obligations of the U.S. government, its agencies and instrumentalities, commercial paper, cash, certificates of deposit of domestic banks, repurchase agreements, reverse repurchase agreements, other cash equivalents, and other debt instruments. These investments may not be consistent with each Fund's investment objective. To the extent that a Fund holds these investments, it may be unable to achieve its investment objective.

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The risks of investing in the Funds

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in a Fund, you should carefully evaluate the risks. Because of the nature of the Funds, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The table below describes the principal risks you assume when investing in the Funds.  You should also note that the failure of an issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest to become taxable, in some cases retroactively to the date the security was issued. Please see the SAI for a further discussion of these risks and other risks not discussed here.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the Internal Revenue Service (IRS), or a state tax authority, as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is greater for bonds with longer maturities than for those with shorter maturities.

Swaps and inverse floaters may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund do not try to increase return by predicting and aggressively capitalizing on interest rate moves. In an attempt to reduce interest rate risk, the Manager will adjust a Fund's average maturity based on its view of interest rates. In anticipation of an interest rate decline, the Manager may extend average maturity and when the Manager anticipates an increase, it may shorten average maturity.

In an attempt to reduce interest rate risk, the Manager will adjust Delaware National High-Yield Municipal Bond Fund's average maturity based on its view of interest rates. In anticipation of an interest rate decline, the Manager may extend average maturity and when the Manager anticipates an increase, it may shorten average maturity.

Market risk

Market risk is the risk that all or a majority of the securities in a certain market — like the stock or bond market — will decline in value because of economic conditions, future expectations, or investor confidence.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a fund could experience a higher or lower return than anticipated.

How the Funds strive to manage it: The Funds maintain a long-term investment approach and focus on securities that the Manager believes can continue to provide returns over an extended time frame regardless of interim market fluctuations in the bond market.

In evaluating the use of an index swap, the Manager carefully considers how market changes could affect the swap and how that compares to a Fund investing directly in the market the swap is intended to represent.

Industry and security risks

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Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such a pending merger or actual or threatened bankruptcy).

How the Funds strive to manage them: The Funds spread their assets across different types of municipal bonds and among bonds representing different industries and regions throughout the country in order to minimize the impact that a poorly performing security would have on a Fund. The Manager also follows a rigorous selection process before choosing securities for the portfolio.

Where the Manager feels there is a limited supply of appropriate investments, the Manager may concentrate each Fund's investments in just a few industries. This will expose a Fund to greater industry and security risk.

Credit risk

Credit risk is the possibility that a bond's issuer (or an entity that insures the bond) will be unable to make timely payments of interest and principal.

In the case of municipal bonds, issuers may be affected by poor economic conditions in their states.

How the Funds strive to manage it: The Manager conducts careful credit analysis of individual bonds; the Funds focus on high-quality bonds and limit their holdings of bonds rated below investment grade (except for Delaware National High-Yield Municipal Bond Fund); and the Funds hold a number of different bonds in the portfolios. All of this is designed to help reduce credit risk.

Delaware National High-Yield Municipal Bond Fund is subject to significant credit risk due to its investment in lower-quality, high yielding bonds. This risk is described more fully below.

High yield, high-risk municipal bond risks

Investing in so-called "junk bonds" entails the risk of principal loss, which may be greater than the risk involved in investment grade bonds. High yield bonds are sometimes issued by municipalities with lesser financial strength and therefore less ability to make projected debt payments on the bonds.

Although experts disagree on the impact recessionary periods have had and will have on high yield municipal bonds, some analysts believe a protracted economic downturn would adversely affect the value of outstanding bonds and the ability of high yield issuers to repay principal and interest. In particular, for a high yield revenue bond, adverse economic conditions to the particular project or industry which backs the bond would pose a significant risk.

How the Funds strive to manage it: Delaware Tax-Free USA Fund and Delaware Tax-Free USA Intermediate Fund limit the amount of their respective portfolios which may be invested in lower-quality, higher yielding bonds.

This is a significant risk for Delaware National High-Yield Municipal Bond Fund. In striving to manage this risk, the Fund holds a number of different bonds representing a variety of industries and municipal projects, seeking to minimize the effect that any one bond may have on the portfolio.

Call risk

Call risk is the risk that a bond issuer will prepay the bond during periods of low interest rates, forcing an investor to reinvest his or her money at interest rates that might be lower than rates on the called bond.

How the Funds strive to manage it: The Manager takes into consideration the likelihood of prepayment when it selects bonds and, in certain environments, the Manager may look for bonds that have protection against early prepayment.

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Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

There is generally no established retail secondary market for high yield securities. As a result, the secondary market for high yield securities is more limited and less liquid than other secondary securities markets. The high yield secondary market is particularly susceptible to liquidity problems when the institutions, such as mutual funds and certain financial institutions, which dominate it temporarily stop buying bonds for regulatory, financial, or other reasons.

Adverse publicity and investor perceptions may also disrupt the secondary market for high yield securities.

How the Funds strive to manage it: Each Fund's exposure to illiquid securities is limited to no more than 15% of its net assets.

A less liquid secondary market may have an adverse effect on a Fund's ability to dispose of particular issues, when necessary, to meet the Fund's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In striving to manage this risk, the Manager evaluates the size of a bond issuance as a way to anticipate its likely liquidity level.

Swap agreements may be treated as illiquid securities, but swap dealers may be willing to repurchase interest rate swaps within seven days.

Derivatives risk

Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio management team had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a fund from using the strategy.

How the Funds strive to manage it: The Funds will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, to neutralize the impact of interest rate changes, to improve diversification or to earn additional income. The Manager will generally not use derivatives for reasons inconsistent with a Fund's investment objectives.

Alternative minimum tax risk

If a fund invests in bonds whose income is subject to an alternative minimum tax, that portion of the fund's distributions would be taxable for shareholders who are subject to this tax.

How the Funds strive to manage it: Delaware Tax-Free Fund and Delaware Tax-Free USA Intermediate Fund each may invest up to 20% of their assets in bonds whose income is subject to the federal alternative minimum tax.

Counterparty risk

If a fund enters into a derivative contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may only obtain a limited recovery, or may obtain no recovery at all.

How the Funds strive to manage it:  We try to minimize this risk by considering the creditworthiness of all parties before we enter into transactions with them. The Funds will hold collateral from counterparties consistent with applicable regulations.

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Government and regulatory risks

Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, or other measures that could be detrimental to the investments of a fund.

How the Funds strive to manage it:  We evaluate the economic and political climate in the U.S. before selecting securities for each Fund. We typically diversify a Fund's assets among a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular issuers, or market sectors.

Disclosure of portfolio holdings information

A description of the Funds' policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI.

Who manages the Funds

Investment manager
The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (DMHI). DMHI is a wholly owned subsidiary of Macquarie Group, Ltd. The Manager makes investment decisions for the Funds, manages the Funds' business affairs, and provides daily administrative services. For its services to the Funds, the Manager was paid aggregate fees, net of fee waivers, during the last fiscal year as follows:

	Delaware Tax-Free USA Fund	Delaware Tax-Free USA Intermediate Fund	Delaware National High-Yield Municipal Bond Fund
As a percentage of average daily net assets	x.xx%	x.xx%	x.xx%

A discussion of the basis for the Boards’ approval of the Funds’ investment advisory contracts is available in the Funds’ annual report to shareholders for the period ended August 31, 2008.

Portfolio managers
Joseph R. Baxter and Stephen J. Czepiel each have an equal role in the management of the Funds. Mr. Baxter and Mr. Czepiel assumed primary responsibility for making day-to-day investment decisions for the Funds in May 2003 and July 2007, respectively.

Joseph R. Baxter
Senior Vice President, Head of Municipal Bond Department, Senior Portfolio Manager
Joseph R. Baxter is the head of the municipal bond department and is responsible for setting the department’s investment strategy. He is also a co-portfolio manager of the firm’s municipal bond funds and several client accounts. Before joining Delaware Investments in 1999, he held investment positions with First Union, most recently as a municipal portfolio manager with the Evergreen Funds. Baxter received a bachelor’s degree in finance and marketing from La Salle University.

Stephen J. Czepiel
Senior Vice President, Senior Portfolio Manager
Stephen J. Czepiel is a member of the firm’s municipal fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is a co-portfolio manager of the firm’s municipal bond funds and client accounts. He joined Delaware Investments in July 2004 as a senior bond trader. Previously, he was vice president at both Mesirow Financial and Loop Capital Markets. He began his career in the securities industry in 1982 as a municipal bond trader at Kidder Peabody and now has more than 20 years of experience in the municipal securities industry. Czepiel earned his bachelor’s degree

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in finance and economics from Duquesne University.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

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Who’s who?
This diagram shows the various organizations involved in managing, administering, and servicing the Delaware Investments® Funds.

Board of Trustees
Investment manager Delaware Management Company 2005 Market Street Philadelphia, PA 19103-7094	The Funds	Custodian The Bank of New York Mellon One Wall Street New York, NY 10286-0001
Portfolio managers	Distributor Delaware Distributors, L.P. 2005 Market Street Philadelphia, PA 19103-7094	Service agent Delaware Service Company, Inc. 2005 Market Street Philadelphia, PA 19103-7094
Shareholders

Board of trustees  A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund’s business affairs. Trustees establish procedures and oversee and review the performance of the fund’s business affairs.  A Fund relies on certain exemptive rules adopted by the SEC that require the board of trustees to be comprised of a majority of trustees independent of a fund’s investment manager and distributor.

Investment manager  An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund’s prospectus.  A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers  Portfolio managers make investment decisions for individual portfolios.

Custodian  Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets.

Distributor  Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent  Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

Shareholders  Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund’s management contract and changes fundamental investment policies.

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About your account

Institutional Class shares are available for purchase only by the following:

•	retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover IRAs from such plans;

•	tax-exempt employee benefit plans of the Manager or its affiliates and of securities dealer firms with a selling agreement with the Distributor;

•
institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory accounts;

•
a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

•
RIAs investing on behalf of clients that consist solely of institutions and high net worth individuals having at least $1 million entrusted to an RIA for investment purposes (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

•
certain plans qualified under Section 529 of the Code, for which the Manager, Distributor, or the Funds' service agent, or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution, or similar services;

•
programs sponsored by and/or controlled by financial intermediaries where: (1) such programs allow or require the purchase of Institutional Class shares; (2) the financial intermediary has entered into an agreement covering the arrangement with the Distributor and/or the Funds' transfer agent; and (3) the financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

•	private investment vehicles, including, but not limited to, foundations and endowments.

Payments to intermediaries

The Distributor and its affiliates may pay additional compensation (at their own expense and not as an expense of the Funds) to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing a Fund with “shelf space” or a higher profile with the Financial Intermediary’s consultants, salespersons and customers (distribution assistance).  The level of payments made to a qualifying Financial Intermediary in any given year will vary.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay or allow its affiliates to pay other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options.  In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes.  You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you.  In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary.  Any such payments will not change the NAV or the price of a Fund’s shares.

For more information, please see the SAI.

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How to buy shares

By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

Please note that purchase orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for investments by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for investments by overnight courier service. Please do not send purchase orders to 2005 Market Street, Philadelphia, PA 19103-7094.

By wire

Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #021000018, bank account number 8900403748. Include your account number and the name of the fund and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call us at 800 362-7500 so we can assign you an account number.

By exchange

You may exchange all or part of your investment in one or more Delaware Investments® Funds for shares of other Delaware Investments® Funds. Please keep in mind, however, that you may not exchange your shares for Class A shares, other than Delaware Cash Reserve® Fund. You may not exchange shares for Class B, Class C, or Class R shares. To open an account by exchange, call your Client Services Representative at 800 362-7500.

Through your financial advisor

Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If an authorized agent or we receive your order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price.  We reserve the right to reject any purchase order.

We determine the NAV per share for each class of a Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. For a fund that invests in foreign securities, the fund's NAV may change on days when a shareholder will not be able to purchase or sell fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market value.

Fair valuation

When the Funds use fair value pricing, they may take into account any factors it deems appropriate. The Funds may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The price of securities used by the Funds to calculate their NAV may differ from quoted or published prices for the same securities. Fair value pricing

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may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Funds may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Funds' assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and which is subject to the Board's oversight.

Document delivery

If you have an account in the same Delaware Investments® Fund as another member of your household, we send your household one copy of a Fund's prospectus and annual and semiannual reports unless you opt otherwise. This will help us reduce the printing and mailing expenses associated with a Fund. We will continue to send one copy of each of these documents to your household until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call our Client Service Center at 800 362-7500 or your financial advisor. We will begin sending you individual copies of these documents 30 days after receiving your request.

How to redeem shares

By mail

You may redeem your shares (sell them back to a Fund) by mail by writing to: Delaware Investments, P.O. Box 219691, Kansas City, MO 64121-9691 or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.

Please note that redemption orders submitted by mail will not be accepted until such orders are received by Delaware Investments at P.O. Box 219691, Kansas City, MO 64121-9691 for redemptions by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 for redemptions by overnight courier service. Please do not send redemption requests to 2005 Market Street, Philadelphia, PA 19103-7094.

By telephone

You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

By wire

You may redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next Business Day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

Through your financial advisor

Your financial advisor can handle all the details of redeeming your shares (selling them back to a Fund). Your financial advisor may charge a separate fee for this service.

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If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV determined on the next Business Day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

Redemptions-in-kind

A Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

Account minimum

If you redeem shares and your account balance falls below $250, a Fund may redeem your account after 60 days' written notice to you.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments® Fund. If you exchange shares to a fund that has a sales charge, you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class A shares of another Delaware Investments® Fund, other than Delaware Cash Reserve® Fund. You may not exchange your shares for Class B, Class C, or Class R shares of another Delaware Investments® Fund. The Fund may refuse the purchase side of any exchange request, if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

Frequent trading of Fund shares

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Funds' Board has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Funds and their shareholders, such as market timing. The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive, rapid, short-term “roundtrips” — that is, purchases into a fund followed quickly by redemptions out of that fund.  A short-term roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund’s shares.  If you make a second such short-term roundtrip in a fund within 90 rolling calendar days as a previous short-term roundtrip in that fund, you may be considered a market timer.  In determining whether market timing has occurred, the Fund will consider short-term roundtrips to include rapid purchases and sales of Fund shares through the exchange privilege.  The Fund reserves the right to consider other trading patterns to be market timing.

Your ability to use the Funds' exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Funds reserve the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Funds' market timing

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policy are not necessarily deemed accepted by the Funds and may be rejected by a Fund on the next Business Day following receipt by a Fund.

Redemptions will continue to be permitted in accordance with the Funds' current Prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund reserves the right to modify this policy at any time without notice, including modifications to a Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of each Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of market timing

By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Funds' shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may also force a Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Fund's performance if, for example, a Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time). Developments that occur between the closing of the foreign market and the fund's NAV calculation may affect the value of these foreign securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

Each Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Funds' market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity by multiple accounts under common ownership, control or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans, plan exchange limits, U.S. Department of Labor regulations, certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

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Omnibus account arrangements are common forms of holding shares of a Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds will attempt to have financial intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an omnibus account, the Funds or their agents may require the financial intermediary to impose its frequent trading policy, rather than the Funds' policy, to shareholders investing in the Fund through the financial intermediary.

A financial intermediary may impose different requirements or have additional restrictions on the frequency of trading than the Funds. Such restrictions may include without limitation, requiring the trades to be placed by U.S. mail, prohibiting purchases for a designated period of time (typically 30 to 90 days) by investors who have recently purchased or redeemed Fund shares and similar restrictions. The Funds' ability to impose such restrictions with respect to accounts traded through particular financial intermediaries may vary depending on systems capabilities, applicable contractual and legal restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine whether your financial intermediary imposes any additional or different limitations. In an effort to discourage market timers in such accounts, the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Funds and their agents to detect market timing in Fund shares, there is no guarantee that the Funds will be able to identify these shareholders or curtail their trading practices. In particular, the Funds may not be able to detect market timing attributable to a particular investor who effects purchase, redemption and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

Each Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (Code). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. Each Fund expects to declare all its net investment income, if any, on a daily basis and distribute to shareholders as dividends monthly. Each Fund will distribute net realized capital gains, if any, at least annually usually in December. A Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

Annual statements

Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year. Your statement will show the exempt-interest dividends you received and the separately-identified portion that constitutes an item of tax preference for purposes of the alternative minimum tax (tax-exempt AMT interest). Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. The Funds may reclassify income after your tax reporting statement is mailed to you. Prior to issuing your statement, the Funds make every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, a Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid "buying a dividend"

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If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax considerations

Dividends and distributions paid by each Fund may consist of exempt-interest dividends, ordinary dividends, and capital gain distributions as described below:

Exempt-interest dividends. Dividends from the Funds will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state's personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

Exempt-interest dividends are taken into account when determining the taxable portion of your social security or railroad retirement benefits. Each Fund may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining your federal alternative minimum tax. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax-exempt interest on private activity bonds issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

Because of these tax exemptions, a tax-free fund may not be a suitable investment for retirement plans and other tax-exempt investors. Corporate shareholders should note that these dividends may be fully taxable in states that impose corporate franchise taxes, and they should consult with their tax advisors about the taxability of this income before investing in a Fund.

While each Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (i) a security issued as tax-exempt may be reclassified by the IRS, or a state tax authority, as taxable and/or (ii) future legislative, administrative, or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of a Fund's shares, to decline.

Taxable income dividends. Each Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. Each Fund also may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will not be treated as qualified dividend income subject to reduced rates of taxation for individuals. Distributions of ordinary income are taxable whether you reinvest your distributions in additional Fund shares or receive them in cash.

Capital gain distributions. Each Fund also may realize net long-term capital gains from the sale of its portfolio securities. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

Sales or redemptions of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale.

Backup withholding. By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale or redemption of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Fund from long-term capital

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gains, if any, exempt-interest dividends, and, with respect to taxable years of a Fund that begin before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

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Financial highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the past 2 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the 2010 fiscal year has been audited by [______________________], independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request by calling 800 362-7500. For the fiscal years prior to 2010, the Funds' prior independent registered public accounting firm audited the Funds' financial statements.

Delaware Tax-Free USA Fund

Institutional Class Shares	Fiscal year 8/31/10	12/31/08 to 8/31/091
Net asset value, beginning of period		$ 10.020
Income from investment operations:
Net investment income		0.322
Net realized and unrealized gain on investments		0.870
Total from investment operations		1.192
Less dividends and distributions from:
Net investment income		(0.322)
Total dividends and distributions		(0.322)
Net asset value, end of period		$ 10.890
Total return2		12.15%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$ 1
Ratio of expenses to average net assets		0.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		0.73%
Ratio of net investment income to average net assets		4.84%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		4.71%
Portfolio turnover		66%3

1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3	Portfolio turnover is representative of the Fund for the year ended August 31, 2009.

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Delaware Tax-Free USA Intermediate Fund

Institutional Class Shares	Fiscal year 8/31/10	12/31/08 to 8/31/091
Net asset value, beginning of period		$ 10.800
Income from investment operations:
Net investment income		0.269
Net realized and unrealized gain on investments		0.660
Total from investment operations		0.929
Less dividends and distributions from:
Net investment income		(0.269)
Total dividends and distributions		(0.269)
Net asset value, end of period		$ 11.460
Total return2		8.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$ 1
Ratio of expenses to average net assets		0.60%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		0.73%
Ratio of net investment income to average net assets		3.65%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		3.52%
Portfolio turnover		47%3

1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3	Portfolio turnover is representative of the Fund for the year ended August 31, 2009.

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Delaware National High-Yield Municipal Bond Fund

Institutional Class Shares	Fiscal year 8/31/10	12/31/08 to 8/31/091
Net asset value, beginning of period		$ 7.590
Income from investment and operations:
Net investment income		0.342
Net realized and unrealized gain of investments		1.338
Total from investment operations		1.680
Less dividends and distributions from:
Net investment income		(0.340)
Total dividends and distributions		(0.340)
Net asset value, end of period		$ 8.930
Total return2		22.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)		$ 1
Ratio of expenses to average net assets		0.65%
Ratio of expenses to average net assets prior to fees waived and expense paid indirectly		0.85%
Ratio of net investment income to average net assets		6.41%
Ratio of net investment income to average net assets prior to fees waived and expense paid indirectly		6.21%
Portfolio turnover		67%3

1	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

2
Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

3	Portfolio turnover is representative of the Fund for the year ended August 31, 2009.

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How to read the financial highlights

Net investment income
Net investment income includes dividend and interest income earned from a fund’s investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss.  The amount of realized gain, if any, that we pay to shareholders would be listed under “Less dividends and distributions from: net realized gain on investments.”

Net asset value (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund’s portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund’s portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

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Contact information

•	Web site: www.delawareinvestments.com

•	E-mail: service@delinvest.com

•	Client Services Representative: 800 362-7500

•	Delaphone Service: 800 362-FUND (800 362-3863)

For convenient access to account information or current performance information on all Delaware Investments® Funds seven days a week, 24 hours a day, use this touch-tone service.

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Additional information about the Funds' investments is available in its annual and semiannual shareholder reports. In the Funds' annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can find more information about the Funds in their current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Funds, write to us at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service, or call toll-free 800 362-7500. The SAI and shareholder reports are available, free of charge, through the Funds' web site (www.delawareinvestments.com). You may also obtain additional information about the Funds from your financial advisor.

You can find reports and other information about the Funds on the EDGAR database on the SEC web site (www.sec.gov). You can get copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549-0102. Information about the Funds, including their SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

Investment Company Act file numbers: 811-03850 and 811-07742

PR-585 [08/10] DG3 12/10                                                                                                                                          PO xxxxx

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STATEMENT OF ADDITIONAL INFORMATION
December [29], 2010

Nasdaq ticker symbols
	Class A	Class B	Class C
Voyageur Insured Funds
Delaware Tax-Free Arizona Fund	VAZIX	DVABX	DVACX
Voyageur Mutual Funds
Delaware Minnesota High-Yield Municipal Bond Fund	DVMHX	DVMYX	DVMMX
Delaware Tax-Free California Fund	DVTAX	DVTFX	DVFTX
Delaware Tax-Free Idaho Fund	VIDAX	DVTIX	DVICX
Delaware Tax-Free New York Fund	FTNYX	DVTNX	DVFNX
Voyageur Tax-Free Funds
Delaware Tax-Free Minnesota Fund	DEFFX	DMOBX	DMOCX
Voyageur Intermediate Tax Free Funds
Delaware Tax-Free Minnesota Intermediate Fund	DXCCX	DVSBX	DVSCX
Voyageur Mutual Funds II
Delaware Tax-Free Colorado Fund	VCTFX	DVBTX	DVCTX

2005 Market Street, Philadelphia, PA  19103-7094

For Prospectus, Performance and Information on Existing Accounts of
Class A shares, Class B shares, and Class C shares: 800 523-1918

This Statement of Additional Information (“Part B”) describes shares of the municipal bond funds listed above (each individually, a “Fund,” and collectively, the “Funds”), which are series of the registered investment companies indicated above (each a “Trust” and together, the “Trusts”).  Each Fund offers Class A, B, and C Shares (each individually, a “Class” and collectively, the “Fund Classes”).  All references to “shares” in this Part B refer to all classes of shares of the Funds, except where noted.  The Funds’ investment adviser is Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust.

This Part B supplements the information contained in the current prospectus for the Funds (the “Prospectus”), dated December [29], 2010, as it may be amended from time to time.  This Part B should be read in conjunction with the Prospectus.  This Part B is not itself a Prospectus but is, in its entirety, incorporated by reference into the Prospectus.  A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service, or by phone toll-free at 800 523-1918. Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094..  Each Fund’s financial statements, the notes relating thereto, the financial highlights, and the reports of the independent registered public accounting firm are incorporated by reference from each Fund’s annual report (“Annual Report”) into this Part B.  The Annual Reports will accompany any request for Part B.  The Annual Reports can be obtained, without charge, by calling 800 523-1918.

	Page		Page
Organization and Classification		Investment Plans
Investment Objectives, Restrictions, and Policies		Determining Offering Price and Net Asset Value
Investment Strategies and Risks		Redemption and Exchange
Insurance		Distributions and Taxes
Disclosure of Portfolio Holdings Information		Performance
Management of the Trusts		Financial Statements
Investment Manager and Other Service Providers		Principal Holders
Portfolio Managers		Appendix A – Special Factors Affecting the Funds
Trading Practices and Brokerage		Appendix B – Description of Ratings
Capital Structure
Purchasing Shares

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ORGANIZATION AND CLASSIFICATION

Organization
The Trusts are organized as indicated in the table below:

Trust	Original Form of Organization (date)	Current Form of Organization (date)
Voyageur Insured Funds	Minnesota Corporation (January 6, 1987)	Delaware Statutory Trust (November 1, 1999)
Voyageur Intermediate Tax Free Funds	Minnesota Corporation (January 21, 1985)	Delaware Statutory Trust (November 1, 1999)
Voyageur Mutual Funds	Minnesota Corporation (April 14, 1993)	Delaware Statutory Trust (November 1, 1999)
Voyageur Mutual Funds II	Minnesota Corporation (January 13, 1987)	Delaware Statutory Trust (November 1, 1999)
Voyageur Tax Free Funds	Minnesota Corporation (November 10, 1983)	Delaware Statutory Trust (November 1, 1999)

Classification
Each Trust is an open-end management investment company.  Each Fund’s portfolio of assets is non-diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

Investment Objectives
Each Fund’s investment objectives are described in the Prospectus.  Each Fund’s investment objective is fundamental, and may not be changed without shareholder approval.

Fundamental Investment Restrictions
Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund shall not:

1.           Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

2.           Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3.           Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4.           Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

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5.           Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6.           Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restriction
In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Funds will be subject to the following investment restriction, which is considered non-fundamental and may be changed by each Fund’s respective Board of Trustees (each a “Board” and together, the “Boards”) without shareholder approval:  Each Fund may not invest more than 15% of its respective net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

In applying a Fund’s policy on concentration:  (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

Except for the Fund’s policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Portfolio Turnover
Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Code”) and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective.  The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover.  Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio.  A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded.  The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares.  A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.  In investing to achieve its investment objective, a Fund may hold securities for any period of time.

It is possible that a Fund’s annual portfolio turnover rate may be greater than 100%; however, a Fund is not expected to have a portfolio turnover rate in excess of 100%.

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For the fiscal years ended August 31, 2009 and 2010, the Funds’ portfolio turnover rates were as follows:

Fund	2009	2010
Tax-Free Arizona Fund	27%
Tax-Free California Fund	59%
Tax-Free Colorado Fund	27%
Tax-Free Idaho Fund	10%
Tax-Free Minnesota Fund	20%
Tax-Free Minnesota Intermediate Fund	12%
Minnesota High-Yield Municipal Bond Fund	12%
Tax-Free New York Fund	36%

INVESTMENT STRATEGIES AND RISKS

The Prospectus discusses the Funds' investment objectives and the strategies followed to seek to achieve those objectives. The following discussion supplements the description of the Funds' investment strategies and risks that are included in the Prospectus.

The Funds invest primarily in tax-exempt obligations. The term "Tax Exempt Obligations" refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder's tax status) and with respect to the Funds, personal income tax of the state specified in a Fund's name, if any. Tax Exempt Obligations are generally issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax Exempt Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, Tax Exempt Obligations may be issued by or on behalf of public bodies to obtain funds to provide for the construction, equipping, repair or improvement of housing facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal.

Securities in which the Funds may invest, including Tax Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the United States Congress or a state's legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax Exempt Obligations may be materially affected.

From time to time, legislation has been introduced in the United States Congress for the purpose of restricting the availability of or eliminating the federal income tax exemption for interest on Tax Exempt Obligations, some of which have been enacted. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax Exempt Obligations for investment by the Funds and the value of each Fund's portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund's investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or Fitch, Inc. ("Fitch") for Tax Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their

4

investments in accordance with the investment policies contained in the Funds' Prospectus and this Part B. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Tax Exempt Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

Advance Refunded Bonds
Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a rating of triple A from S&P and Moody's.

Credit Default Swaps
Each Fund may enter into credit default swap ("CDS") contracts to the extent consistent with its investment objectives and strategies. A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium. In the most general sense, the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities. The benefit for the seller of protection is the premium income it receives. A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of the Fund's portfolio holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). A Fund also might use CDS contracts to create or vary exposure to securities or markets.

CDS transactions may involve general market, illiquidity, counterparty, and credit risks. CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities. The aggregate notional amount (typically, the principal amount of the reference security or securities) of a Fund's investments in the CDS contracts will be limited to 15% of the Fund's total net assets. As the purchaser or seller of protection, a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

Where a Fund is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference security (or basket of securities), (2) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities), or (3) the negotiated monetary value of the obligation, the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the reference security (or basket of securities), the Fund will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation. To the extent that the Fund, as a seller of protection, may be required, in the event of a credit default, to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its books and records cash or liquid securities sufficient to cover the obligation. If the CDS permits the Fund to offset its obligations against the obligations of the counterparty under the CDS, then the Fund will only designate on its books and records cash or liquid securities sufficient to cover the Fund's net obligation to the counterparty, if any. All cash and liquid securities designated by the Fund to cover its obligations under CDSs will be marked to market daily to cover these obligations.

As the seller of protection in a CDS contract, a Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring, or agreed upon event (each of these events is a "Credit Event"). If a Credit Event occurs, a Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the CDS contact, a Fund would have no delivery requirement or payment

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obligation to the purchaser of protection. As the seller of protection, a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

As the purchaser of protection in a CDS contract, the Fund would pay a premium to the seller of protection. In return, the Fund would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities). A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to a Fund if a Credit Event should occur. This risk is known as counterparty risk and is described in further detail below.

If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities). If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

Each CDS contract is individually negotiated. The term of a CDS contract, assuming no Credit Event occurs, is typically between two and five years. CDS contracts may be unwound through negotiation with the counterparty. Additionally, a CDS contract may be assigned to a third party. In either case, the unwinding or assignment involves the payment or receipt of a separate payment by a Fund to terminate the CDS contract.

Counterparty risk. A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund's potential loss is the agreed upon periodic stream of payments from the purchaser of protection. If there is a default by a counterparty that is a seller of protection, a Fund's potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event occurs. CDS contracts do not involve the delivery of collateral to support each party's obligations; therefore, a Fund will only have contractual remedies against the counterparty pursuant to the CDS agreement. As with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Floating and Variable Rate Demand Notes
Variable rate master demand notes in which the Funds may invest are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. In determining dollar-weighted average effective portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Manager, under guidelines established by each Fund's Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, the Manager will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, such Fund may re sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of the variable or floating rate note involved in the event the issuer

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of the note defaulted on its payment obligations, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit.

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Forward Commitments
New issues of Tax Exempt Obligations and other securities are often purchased on a "when issued" or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such "forward commitments" if it holds and maintains, until the settlement date in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on each Fund's total assets which may be invested in forward commitments. Tax Exempt Obligations purchased on a when issued basis and the securities held in a Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Tax Exempt Obligations purchased on a when issued basis may expose a Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Tax Exempt Obligations on a when issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when issued basis may increase the volatility of the Fund's net asset value. Although each Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Manager deems it appropriate to do so. The Funds may realize short term profits or losses upon the sale of forward commitments.

Illiquid Investments/Restricted Securities
Each Fund is permitted to invest up to 15% of the value of its net assets in illiquid investments. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities 1933. Such securities generally have been considered illiquid by the staff of the SEC, since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act, certain forms of interest only and principal only, mortgaged backed U.S. government securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act). The Funds may invest without limitation in these forms of restricted securities if such securities are deemed by the Manager to be liquid in accordance with standards established by each Fund's Board. Minnesota High-Yield Fund, however, is subject to a 10% limit with respect to certain restricted floating or variable rate demand notes. Under these guidelines, the Manager must consider, among other things: (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed such Fund's 15% limit on investment in such securities, the Manager will determine what action to take to ensure that such Fund continues to adhere to such limitation.

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

As described in the Funds' Prospectus, the Funds are permitted to invest in municipal leases. Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed above), the Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

Interest Rate and Index Swaps
Each Fund may invest in interest rate and index swaps to the extent consistent with their respective investment objectives and strategies. A Fund will invest in interest rate swaps to adjust its sensitivity to interest rates by changing its

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duration, to hedge against changes in interest rates or to gain exposure to markets in which the Fund invests. A Fund may also use index swaps as a substitute for futures, options or forward contracts if such contracts are not available to the Fund on favorable terms. Each Fund may invest up to an aggregate of 20% of its net assets in futures, options and swaps as long as each Fund's investments in these securities when aggregated with other taxable investments and securities that are rated below investment grade (other than the Minnesota High-Yield Fund) do not exceed 20% of the Fund's total net assets.

Swaps are agreements to exchange payment streams over a period of time with another party, called a counterparty. Each payment stream is based on a specified rate, which could be a fixed or variable interest rate, the rate of return on an index, or some other reference rate. The payment streams are calculated with reference to a hypothetical principal amount, called the notional principal or the notional amount. For example, in an interest rate swap one party may agree to pay a fixed interest rate to a counterparty and to receive in return variable interest rate payments from the counterparty. The amount that each party pays is calculated by multiplying the fixed and variable rates, respectively, by the notional amount. The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction; it is used only to calculate the value of the payment streams.

When two counterparties each wish to swap interest rate payments, they typically each enter into a separate interest rate swap contract with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly. The broker/dealer intermediary enters into numerous transactions of this sort, and attempts to manage its portfolio of swaps so as to match and offset its payment receipts and obligations.

The typical minimum notional amount is $5 million. Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate ("LIBOR") or the rate set by the Bond Market Association ("BMA"). The typical maximum term of an interest rate swap agreement ranges from one to twelve years. Index swaps tend to be shorter term, often for one year. The portfolio managers presently intend to purchase swaps with maturities of up to 30 years.

A Fund may also engage in index swaps, also called total return swaps. In an index swap, a Fund may enter into a contract with a counterparty in which the counterparty will make payments to the Fund based on the positive returns of an index, such as a corporate bond index, in return for the Fund paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Fund is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal. As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction. The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed-income securities that are included in the index.

Swap transactions provide several benefits to a Fund. Interest rate swaps may be used as a duration management tool. Duration is a measure of a bond's interest-rate sensitivity, expressed in terms of years because it is related to the length of time remaining on the life of a bond. In general, the longer a bond's duration, the more sensitive the bond's price will be to changes in interest rates. The average duration of a Fund is the weighted average of the durations of the Fund's fixed-income securities.

If a Fund wished to shorten the duration of certain of its assets, longer term assets could be sold and shorter term assets acquired, but these transactions have potential tax and return differential consequences. By using an interest rate swap, a Fund could agree to make semi-annual fixed rate payments and receive semi-annual floating rate LIBOR or BMA payments adjusted every six months. The duration of the floating rate payments received by the Fund may be six months. In effect, a Fund can reduce the duration of the notional amount invested from a longer term to six months over the life of the swap agreement.

A Fund may also use swaps to gain exposure to specific markets. Other uses of swaps could help permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

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The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often referred to as counterparty risk. If there is a default by a counterparty in a swap transaction, a Fund's potential loss is the net amount of payments the Fund is contractually entitled to receive for one payment period (if any - the Fund could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction. A Fund will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing them -- the counterparty may be judgment proof due to insolvency, for example. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it. The standard industry swap agreements do, however, permit a Fund to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the Fund.

In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter into swap transactions as a dealer. A Fund will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

In addition to counterparty risk, the use of swaps also involves risks similar to those associated with ordinary portfolio security transactions. If the portfolio manager is incorrect in his or her forecast of market values or interest rates, the investment performance of a Fund which has entered into a swap transaction could be less favorable than it would have been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

The extent to which a Fund may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

Each Fund will, consistent with industry practice, segregate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the net amount of the excess, if any, of the Fund's payment obligations over its entitled payments with respect to each swap contract. To the extent that a Fund is obligated by a swap to pay a fixed or variable interest rate, the Fund may segregate securities that are expected to generate income sufficient to meet the Fund's net payment obligations.

Interest rate swaps may be considered liquid securities because they can be sold back to the counterparty/dealer relatively quickly at a determinable price. Most index swaps, on the other hand, are considered to be illiquid because the counterparty/dealer will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). Each Fund will consider the liquidity of each interest rate swap on an individual basis and treat all index swaps as subject to the limitation on illiquid investments. For purposes of calculating any percentage limitations, each Fund will refer to the notional amount of the swap.

Interest rate swaps will be priced using market prices. Index swaps will be priced using fair value pricing. The income provided by an interest rate swap should be qualifying income for purposes of Subchapter M of the Code. Interest rate swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M.

Inverse Floaters
Each Fund may invest up to 25% of its net assets in inverse floaters when the underlying bond is tax-exempt. Otherwise, each Fund's investments in taxable instruments and securities rated below investment grade (other than the Minnesota High-Yield Fund), including inverse floaters on taxable bonds, are limited to 20% of the Fund's net assets. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction to short-term interest rates or interest rate indices.

Certain expenses of an inverse floater program will be deemed to be expenses of a Fund where the Fund has transferred its own municipal bonds to the trust that issues the inverse floater. To the extent that income from the inverse floater offsets these expenses, the additional income will have a positive effect on a Fund's performance. Conversely, to

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the extent that these expenses exceed income earned from the trust collateral, the shortfall will have a negative effect on performance. Typically, the Funds invest in inverse floaters that permit the holder of the inverse floater to terminate the program in the event the fees and interest expense exceed income earned by the municipal bonds held by the trust. Inverse floaters may be more volatile than other tax-exempt investments.

Investment Companies
Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, each Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

Municipal Lease Obligations
Municipal leases may take the form of a lease with an option to purchase, an installment purchase contract, a conditional sales contract or a participation certificate in any of the foregoing. In determining leases in which the Funds will invest, the Manager will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Manager may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution. State or municipal lease obligations frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

The statutes of many states contain requirements with which such states and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the statutory requirements for the issuance of debt. The debt issuance limitations may be inapplicable for one or more of the following reasons: (1) the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis (the "non-appropriation" clause); (2) the exclusion of a lease or conditional sales contract from the definition of indebtedness under relevant state law; or (3) the lease provides for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

If the lease is terminated by the public body for non-appropriation or another reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in loss.

Options and Futures
Each Fund may invest up to an aggregate of 20% of its net assets in futures, options and swaps as long as each Fund's investments in these securities when aggregated with other taxable investments and securities that are rated below investment grade (other than the Minnesota High-Yield Fund) do not exceed 20% of the Fund's total net assets.

Each Fund may buy and sell put and call options on the securities in which they may invest, and certain Funds may enter into futures contracts and options on futures contracts with respect to fixed-income securities or based on financial indices including any index of securities in which a Fund may invest. Futures and options will be used to facilitate allocation of a Fund's investments among asset classes, to generate income or to hedge against changes in interest rates or declines in securities prices or increases in prices of securities proposed to be purchased. Different uses of futures and options have different risk and return characteristics. Generally, selling futures contracts, purchasing put options and writing (i.e. selling) call options are strategies designed to protect against falling securities prices and can limit potential gains if prices rise. Purchasing futures contracts, purchasing call options and writing put options are strategies whose returns tend to rise and fall together with securities prices and can cause losses if prices fall. If securities prices remain unchanged over time option writing strategies tend to be profitable, while option buying strategies tend to decline in value. The ability of Minnesota High-Yield Fund to engage in options is discussed separately, below.

Writing Options. The Funds may write (i.e. sell) covered put and call options with respect to the securities in which they may invest. By writing a call option, a Fund becomes obligated during the term of the option to deliver the

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securities underlying the option upon payment of the exercise price if the option is exercised. The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. With respect to put options written by any Fund, there will have been a predetermination that acquisition of the underlying security is in accordance with the investment objective of such Fund.

"Covered options" means that so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). A Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of a put option, it deposits and maintains with its custodian cash, U.S. government securities or other liquid high-grade debt obligations having a value equal to or greater than the exercise price of the option.

Through the writing of call or put options, a Fund may obtain a greater current return than would be realized on the underlying securities alone. A Fund receives premiums from writing call or put options, which it retains whether or not the options are exercised. By writing a call option, a Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option, a Fund might become obligated to purchase the underlying security for more than its current market price upon exercise.

Purchasing Options. The Funds may purchase put options in order to protect portfolio holdings in an underlying security against a decline in the market value of such holdings. Such protection is provided during the life of the put because a Fund may sell the underlying security at the put exercise price, regardless of a decline in the underlying security's market price. Any loss to a Fund is limited to the premium paid for, and transaction costs paid in connection with, the put plus the initial excess, if any, of the market price of the underlying security over the exercise price. However, if the market price of such security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put is sold.

A Fund may wish to protect certain portfolio securities against a decline in market value at a time when no put options on those particular securities are available for purchase. A Fund may therefore purchase a put option on securities other than those it wishes to protect even though it does not hold such other securities in its portfolio.

Each of the Funds may also purchase call options. During the life of the call option, a Fund may buy the underlying security at the call exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, a Fund will reduce any profit it might have realized had it bought the underlying security at the time it purchased the call option by the premium paid for the call option and by transaction costs.

Minnesota High-Yield Fund. Minnesota High-Yield Fund may purchase call options, write call options on a covered basis, write secured put options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Fund may invest in options that are either listed on a national securities exchange (an "Exchange") or traded over-the-counter. The Fund may write covered call options from time to time on such portion of its portfolio as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. The Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 2% of the Fund's total assets. The Fund may liquidate such a position by effecting a closing transaction. The Fund also may invest up to 2% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. The Fund may sell a put option which it previously purchased prior to the sale of the underlying options. The Fund may sell a put option purchased on individual securities and may enter into closing transactions.

Minnesota High-Yield Fund may also write put options on a secured basis which means that the Fund will maintain in a segregated account with its custodian, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by

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the put option written by the Fund. Secured put options will generally be written in circumstances where the Manager wishes to purchase the underlying security for the Fund's portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. The Fund may effect closing transactions with respect to put options it previously wrote.

The risks associated with Minnesota High-Yield Fund's options transactions are the same as those discussed above for the other Funds.

Securities Index Option Trading. The Funds, other than Minnesota High-Yield Fund, may purchase and write put and call options on securities indexes. Options on securities indexes are similar to options on securities except that, rather than the right to take or make delivery of a security at a specified price, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The writer of the option is obligated to make delivery of this amount.

The effectiveness of purchasing or writing index options as a hedging technique depends upon the extent to which price movements in a Fund's portfolio correlate with price movements of the index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of prices in the relevant underlying securities markets generally or, in the case of certain indexes, in an industry market segment, rather than movements in the price of a particular security. Accordingly, successful use by a Fund of options on security indexes will be subject to the Manager's ability to predict correctly movements in the direction of the stock market or interest rates market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual securities. In the event the Manager is unsuccessful in predicting the movements of an index, a Fund could be in a worse position than had no hedge been attempted.

Because exercises of index options are settled in cash, a Fund cannot determine the amount of its settlement obligations in advance and, with respect to call writing, cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. When a Fund writes an option on an index, that Fund will segregate or put into escrow with its custodian or pledge to a broker as collateral for the option, cash, high-grade liquid debt securities or "qualified securities" with a market value determined on a daily basis of not less than 100% of the current market value of the option.

Options purchased and written by a Fund may be exchange traded or may be options entered into by that Fund in negotiated transactions with investment dealers and other financial institutions (over-the-counter or "OTC" options such as commercial banks or savings and loan associations) deemed creditworthy by the Manager. OTC options are illiquid and it may not be possible for a Fund to dispose of options it has purchased or to terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over the counter options are subject to each Fund's 15% illiquid investment limitation.

Futures Contracts and Options on Futures Contracts. Certain Funds may enter into futures contracts and purchase and write options on these contracts, including but not limited to interest rate and securities index contracts and put and call options on these futures contracts. These contracts will be entered into on domestic and foreign exchanges and boards of trade, subject to applicable regulations of the Commodity Futures Trading Commission. These transactions may be entered into for bona fide hedging and other permissible risk management purposes.

In connection with transactions in futures contracts and writing related options, each Fund will be required to deposit as "initial margin" a specified amount of cash or short-term, U.S. government securities. The initial margin required for a futures contract is set by the exchange on which the contract is traded. It is expected that the initial margin would be approximately 1 1/2% to 5% of a contract's face value. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. No Fund will purchase or sell futures contracts or related options if, as a result, the sum of the initial margin deposit on that Fund's existing futures and related options positions and premiums paid for options or futures contracts entered into for other than bona fide hedging purposes would exceed 5% of such Fund's assets.

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Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled through offsetting before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearing house associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it purchases or sells futures contracts.

Risks of Transactions in Futures Contracts and Options
Hedging Risks in Futures Contracts Transactions. There are several risks in using securities index or interest rate futures contracts as hedging devices. One risk arises because the prices of futures contracts may not correlate perfectly with movements in the underlying index or financial instrument due to certain market distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than making additional variation margin payments, investors may close the contracts through offsetting transactions which could distort the normal relationship between the index or security and the futures market. Second, the margin requirements in the futures market are lower than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Because of possible price distortion in the futures market and because of imperfect correlation between movements in indexes of securities and movements in the prices of futures contracts, even a correct forecast of general market trends may not result in a successful hedging transaction over a very short period.

Another risk arises because of imperfect correlation between movements in the value of the futures contracts and movements in the value of securities subject to the hedge. With respect to index futures contracts, the risk of imperfect correlation increases as the composition of a Fund's portfolio diverges from the financial instruments included in the applicable index.

Successful use of futures contracts by a Fund is subject to the ability of the Manager to predict correctly movements in the direction of interest rates or the relevant underlying securities market. If a Fund has hedged against the possibility of an increase in interest rates adversely affecting the value of fixed-income securities held in its portfolio and interest rates decrease instead, that Fund will lose part or all of the benefit of the increased value of its security which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market or decline in interest rates. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

Although each Fund believes that the use of futures contracts and options thereon will benefit it, if the Manager's judgment about the general direction of securities prices or interest rates is incorrect, a Fund's overall performance may be poorer than if it had not entered into futures contracts or purchased or sold options thereon. For example, if a Fund seeks to hedge against the possibility of an increase in interest rates, which generally would adversely affect the price of fixed-income securities held in its portfolio, and interest rates decrease instead, such Fund will lose part or all of the benefit of the increased value of its assets which it has hedged due to the decrease in interest rates because it will have offsetting losses in its futures positions. In addition, particularly in such situations, a Fund may have to sell assets from its portfolio to meet daily margin requirements at a time when it may be disadvantageous to do so.

Liquidity of Futures Contracts. A Fund may elect to close some or all of its contracts prior to expiration. The purpose of making such a move would be to reduce or eliminate the hedge position held by that Fund. A Fund may close its positions by taking opposite positions. Final determinations of variation margin are then made, additional cash as required is paid by or to a Fund, and that Fund realizes a loss or a gain.

Positions in futures contracts may be closed only on an exchange or board of trade providing a secondary market for such futures contracts. Although the Funds intend to enter into futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular contract at any particular time.

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In addition, most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, it will not be possible to close a futures position and, in the event of adverse price movements, a Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

Risk of Options. The use of options on financial instruments and indexes and on interest rate and index futures contracts also involves additional risk. Compared to the purchase or sale of futures contracts, the purchase of call or put options involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transactions costs). The writing of a call option generates a premium, which may partially offset a decline in the value of a Fund's portfolio assets. By writing a call option, such Fund becomes obligated to sell an underlying instrument or a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option generates a premium, but such Fund becomes obligated to purchase the underlying instrument or futures contract, which may have a value lower than the exercise price. Thus, the loss incurred by a Fund in writing options may exceed the amount of the premium received.

The effective use of options strategies is dependent, among other things, on a Fund's ability to terminate options positions at a time when the Manager deems it desirable to do so. Although a Fund will enter into an option position only if the Manager believes that a liquid secondary market exists for such option, there is no assurance that such Fund will be able to effect closing transactions at any particular time or at an acceptable price. The Funds' transactions involving options on futures contracts will be conducted only on recognized exchanges.

A Fund's purchase or sale of put or call options will be based upon predictions as to anticipated interest rates or market trends by the Manager, which could prove to be inaccurate. Even if the expectations of the Manager are correct, there may be an imperfect correlation between the change in the value of the options and of the Fund's portfolio securities.

The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option; the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security at the exercise price which will usually exceed the then market value of the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of a purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit a Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If a Fund desires to sell a particular

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security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; a Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by a national securities exchange ("Exchange") on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

Certain Funds may purchase put options to hedge against a decline in the value of their portfolios. By using put options in this way, such Funds will reduce any profit they might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

Certain Funds may purchase call options to hedge against an increase in price of securities that such Funds anticipate purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

As discussed above, options may be traded over-the-counter ("OTC options"). In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. OTC options are illiquid and it may not be possible for the Funds to dispose of options they have purchased or terminate their obligations under an option they have written at a time when the Manager believes it would be advantageous to do so. Accordingly, OTC options are subject to each Fund's limitation that a maximum of 15% of its net assets be invested in illiquid securities. In the event of the bankruptcy of the writer of an OTC option, a Fund could experience a loss of all or part of the value of the option. The Manager anticipates that options on Tax Exempt Obligations will consist primarily of OTC options.

Lastly, it should be noted that the Trusts (on behalf of each Fund) has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund's operation. Accordingly, each Fund is not subject to registration or regulation as a CPO.

Private Purpose Bonds
The Code limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain non-government activities, and could include some types of industrial revenue bonds such as privately-

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owned sports and convention facilities. The tax-exempt status of certain bonds also depends on the issuer's compliance with specific requirements after the bonds are issued.

Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private purpose bonds, a portion of that Fund's distributions would be subject to the federal alternative minimum tax. Minnesota High-Yield Fund may invest up to 100% and each of the other Funds may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

Repurchase Agreements
The Funds may invest in repurchase agreements. A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis.

The Funds' custodian will hold the securities underlying any repurchase agreement or such securities will be part of the Federal Reserve Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price of the repurchase agreement (including any accrued interest), the obligor under the agreement will promptly furnish additional collateral to the Funds' custodian (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

The funds in the Delaware Investments® family (each a "Delaware Investments® Fund" and collectively, the "Delaware Investments® Funds") have obtained an exemption from the joint transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
Certain Funds (Tax-Free California Fund, Tax-Free Idaho Fund, Minnesota High-Yield Fund and Tax-Free New York Fund) may engage in "reverse repurchase agreements" with banks and securities dealers with respect to not more than 10% of the Fund's total assets. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time a Fund enters into a reverse repurchase agreement, cash or liquid having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. Because the Funds do not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Funds believe the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Funds' ability to provide current income without adversely affecting the Funds' ability to preserve capital.

Taxable Obligations
The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income (or property) taxation.

The Funds also may invest in certificates of deposit, bankers' acceptances and other time deposits. Certificates of deposit are certificates representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time

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certain after the deposit. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. Time deposits are non negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. With respect to Tax-Free Colorado Fund, investments in time deposits generally are limited to London branches of domestic banks that have total assets in excess of one billion dollars.

U.S. Government Obligations
The Funds may invest in securities issued or guaranteed by the U. S. government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of one to ten years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. government provides financial support to such U.S. government sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

In September 2008, the U.S. Treasury Department and the Federal Housing Finance Administration ("FHFA") announced that Fannie Mae and Federal Home Loan Mortgage Corporation would be placed into a conservatorship under FHFA. The effect that this conservatorship will have on these companies' debt and equity securities is unclear.

Zero Coupon Bonds and Pay-in-Kind Bonds
The Funds may invest in zero-coupon and payment-in-kind Tax Exempt Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

INSURANCE

Financial health of municipal bond insurance companies
About one half of the $2.77 trillion in outstanding U.S. municipal bonds are "wrapped" with a municipal bond insurance policy from one of several "monoline" financial guarantors. The municipal financial guaranty business began in 1971 when Ambac Indemnity Corporation ("Ambac") began underwriting bond insurance policies for municipalities. MBIA Insurance Corp. ("MBIA") began underwriting bond insurance policies in 1973. The insurance policies of Ambac and MBIA received the highest quality insurer financial strength ratings of AAA from Moody's, S&P, and Fitch, Inc. ("Fitch"). Over time a total of five other monoline firms - Assured Guaranty Corp. ("Assured Guaranty"), CIFG Assurance North America ("CIFG"), Financial Guaranty Insurance Co. ("FGIC"), Financial Security Assurance, Inc. ("FSA"), and XL Capital Assurance, Inc. ("XLCA") - entered the financial guaranty business, offering insurance policies that were rated AAA by all three rating agencies. Berkshire Hathaway Assurance Corporation ("BHAC"), a subsidiary of Berkshire Hathaway, Inc., began offering municipal bond insurance policies in 2008. S&P assigned a AAA insurer

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financial strength rating to BHAC on April 14, 2008 while Moody's rated the insurer financial strength rating of BHAC at Aaa on April 25, 2008. Two specialty "second tier" monolines, Radian Asset Assurance, Inc. ("Radian") and ACA Financial Guaranty Corp. ("ACA"), offer insurance policies with insurer financial strength and claims paying resources that initially were rated at less than AAA.

Over the past several years, several financial guarantors expanded their business lines to include the writing of insurance policies and credit default swap contracts for structured finance, which includes residential mortgage backed securities ("RMBS") and collateralized debt obligations ("CDOs") that contain both sub-prime and prime mortgages and home equity lines of credit ("HELOCs"). The structured finance portion of the financial guarantors accounted for about one third of the $2.5 trillion in insured par values.

The national housing slowdown and the widespread decline of home prices that began in 2006 triggered a significant increase in mortgage delinquencies and foreclosures, especially in the sub-prime mortgage sector. The rate of delinquencies and foreclosures greatly exceeded historical averages, especially for sub-prime mortgages and HELOCs that were underwritten in 2006 and 2007 as underwriting standards declined. During the summer and fall of 2007, all but two of the seven "first tier" or AAA-rated financial guarantors began to report sharp increases in their mark-to-market losses associated with the credit default swap contracts for insured RMBS and CDO exposure. The monoline insurers also began to set aside case loss reserves for future expected monetary losses associated with the payment of future claims in their structured finance portfolios. With the rise in delinquencies and weaker performance in mortgage pools, and CDOs with sub-prime exposure, the three rating agencies developed updates of their capital adequacy models for the financial guarantors. Extensive revisions to the capital models were completed in the second half of 2007. The revised capital models projected that future cumulative losses from sub-prime mortgages, HELOCs, and CDOs with sub-prime exposure would eat into the excess capital reserves that are necessary for the monoline insurers to maintain their AAA insurer financial strength rating. All three rating agencies disclosed that several of the monoline insurers would experience capital shortfalls that would require new capital infusions and risk reduction measures or else the insurer financial strength rating for the monoline insurers would be downgraded to below AAA.

In response to the higher loss expectations in structured finance, several of the monoline insurers including Ambac, MBIA, Assured Guaranty, and CIFG announced or completed plans to raise additional capital and claims paying resources. Starting in January 2008, the three rating agencies began to take negative actions against a number of the municipal bond insurers. These actions included actual rating downgrades, assigning negative outlooks, and/or placing the insurer financial strength rating on credit watch for possible downgrade. Through early April 2008, five of the seven first-tier monoline insurers have been downgraded by one or more of the rating agencies. By June 19, 2008, MBIA and Ambac, the two largest municipal bond insurers, were no longer rated triple-A by any of the three rating agencies.

During 2008, the rating agencies continued to revise their capital adequacy models to incorporate higher loss assumptions in the insured structured finance portfolios of RMBS and CDOs with mortgage backed securities exposure. These more severe stress case loss scenarios resulted in additional downgrades for the monoline firms with three bond insurers, CIFG, FGIC, and Syncora (formerly XLCA) receiving downgrades on their insurer financial strength ratings to below investment grade. In July 2008, Moody's placed the Aaa ratings of Assured Guaranty and FSA under review for possible downgrade due to stress case losses in their respective insured mortgage backed securities portfolios. In early October 2008, the AAA ratings of FSA were placed on CreditWatch Negative by S&P and on Rating Watch Negative by Fitch due to the risk of additional expected losses in its insured structured finance portfolio.

On November 21, 2008, Moody's downgraded to Aa2 from Aaa the insurer financial strength rating of Assured Guaranty and assigned a stable outlook. Also on November 21, 2008, Moody's downgraded the insurer financial strength rating of FSA to Aa3 from Aaa with a developing outlook. On November 14, 2008 Assured Guaranty announced an agreement to acquire FSA.

In mid February 2009, MBIA announced a restructuring of the firm (the "Transformation") with the creation of a new US public finance bond insurance company, MBIA Insurance Corporation of Illinois, which will take on 100% of the $537 billion public finance portfolio of MBIA Corp., including the $184 billion reinsurance transaction with FGIC. The structured finance portfolio will remain with MBIA Insurance Corp. The new public finance monoline is renamed National Public Finance Guarantee Corporation. The new "municipal only" bond insurer is rated Baa1 by Moody's and A by S&P as of June 5, 2009. Shortly after the transaction was approved by the New York State Insurance Commissioner,

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certain policyholders in the structured finance portfolio filed a class action lawsuit against MBIA Inc. and related parties alleging that the transaction is a fraudulent conveyance in breach of contract of their financial guaranty policyholders.

On March 16, 2009, shareholders of Assured Guaranty approved the acquisition of Financial Security Assurance Holding, Ltd ("FSA"). The purchase of FSA by Assured Guaranty has been approved by the New York State Insurance Department and the Oklahoma Insurance Department. The principal remaining conditions for Assured Guaranty's acquisition of FSA are: (1) finalization of arrangements under which Dexia SA retains the responsibility for FSA's Financial Products business and (2) confirmation by Moody's, S&P, and Fitch that the acquisition of FSA would not have a negative impact on Assured Guaranty's or FSA's insurer financial strength ratings.

On March 25, 2009, S&P revised the outlook of the AAA rating on Berkshire Hathaway Assurance Corporation to negative. The S&P rating action means that there are now no AAA rated monoline insurers that have retained "AAA/Stable" outlooks from all of the rating agencies.

On April 8, 2009, Moody's downgraded Berkshire Hathaway Assurance Corporation to Aa1 from AAA and assigned a stable outlook.

On April 20, 2009, S&P affirmed the AAA insurer financial strength rating of FSA, but revised the outlook to negative.

On May 4, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA from AAA and placed the rating on Rating Watch Evolving.

On May 11, 2009, Fitch downgraded the insurer financial strength rating of FSA to AA+ from AAA. The rating remained on Ratings Watch Negative.

On May 13, 2009 a second lawsuit was filed against MBIA Inc., MBIA Insurance Corporation, and MBIA Insurance Corporation of Illinois alleging fraudulent conveyance in the financial restructuring announced by MBIA as it launched a separate municipal-only municipal bond insurance subsidiary, National Public Finance Guarantee Corporation. The plaintiffs include a consortium of domestics and international banks, including J.P. Morgan Chase, Wachovia, Morgan Stanley Capital Services, Citibank, the Royal Bank of Scotland, Barclays Banks PLC, HSBC Bank USA, UBS AG, and Societe General, among others.

On May 20, 2009 Moody's placed its Aa2 rating on Assured Guaranty under review for possible downgrade.

On June 10, 2009, Assured Guaranty, Ltd. and Dexia announced that the closing conditions have been met for the acquisition of Financial Assurance Holdings, Ltd. by Assured Guaranty. Assured and Dexia announced that they expect to close the transaction on July 1, 2009. (Sources: various reports and press releases by Moody's, S&P, and Fitch and press releases by Assured Guaranty and MBIA.)

On October 12, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA- from AA. The outlook was revised to negative. Fitch also downgraded FSA to AA from AA+. The outlook was revised to negative.

On November 2, 2009, Financial Security Assurance, Inc. (FSA) changed it name to Assured Guaranty Municipal Corporation (AGMC).

On November 12, 2009, Moody's downgraded the insurer financial strength rating of Assured Guaranty to Aa3 from Aa2 and kept the rating under review for downgrade. Moody's confirmed the insurer financial strength rating of Assured Guaranty Municipal Corporation at Aa3 with a negative outlook.

On February 4, 2010, S&P downgraded the insurer financial strength rating of BHAC to AA+ from AAA, with a stable outlook.

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On March 25, 2010, S&P revised its insurer financial strength ratings on Ambac Assurance Corporation to "R" from "CC". The rating agency made the change following a directive by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI) to Ambac to establish a segregated account for certain of Ambac Assurance Corporation's liabilities, primarily insurance policies related to credit derivatives, residential mortgage-backed securities, (RMBS) and other structured finance transactions. In conjunction with the establishment of the segregated account, the OCI has commenced rehabilitation proceedings with respect to the liabilities contained in the segregated account in order to facilitate an orderly run-off and/or settlement of those specific liabilities.

Funds' investment in insured bonds
The Manager anticipates that substantially all of the insured municipal obligations in the Funds' investment portfolios will be covered by either primary insurance or secondary market insurance. Primary insurance is a municipal bond insurance policy that is attached to a municipal bond at the time the bond is first sold in the primary market ("Primary Insurance"). Secondary market insurance is a municipal bond insurance policy that is underwritten for a bond that has been previously issued and sold ("Secondary Market Insurance"). Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Secondary Market Insurance, if any, would be paid from a Fund's assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Insurer financial strength ratings are provided by Moody's, S&P, and Fitch. A Moody's insurance insurer financial strength rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurer financial strength rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurer financial strength ratio of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurer financial strength, financial enhancement rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurer financial strength, financial enhancement rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch Insurer Financial Strength ("IFS") rating provides an assessment of the financial strength of an insurance company and its capacity to meet senior obligations to policyholders and contract holders on a timely basis. Insurers that are assigned a AAA IFS rating by Fitch are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors are expected to be extremely small.

An insurer financial strength rating by Moody's, S&P, or Fitch does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurer financial strength rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody's, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance financial strength ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

Assured Guaranty has insurance financial strength ratings of Aa3 from Moody's, AAA from S&P, and AA- from Fitch. Assured Guaranty Municipal Corporation has insurance financial strength ratings of Aa3 from Moody's, AAA from S&P, and AA from Fitch. BHAC is rated Aa1 by Moody's and AA+ by S&P. These insurer financial strength ratings are as of December 17, 2009. The insurer financial strength ratings of ratings of Ambac, CIFG, FGIC, MBIA, and Syncora have fallen below AAA by each of the rating agencies that continue to rate these monolines. Insurer financial strength ratings for the municipal bond insurers may continue to change.

None of Assured Guaranty, Assured Guaranty Municipal Corporation, BHAC, or any affiliate thereof, has any material business relationship, direct or indirect, with the Funds.

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DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trust posts a list of each Fund’s portfolio holdings monthly, with a 30-day lag, on the Funds’ web site, www.delawareinvestments.com. In addition, on a 10-day lag, we also make available on the web site a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the web site by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive non-public portfolio holdings information on an ongoing basis are:  the Manager’s affiliates (Delaware Management Business Trust, Delaware Service Company, Inc., and the Distributor) and the Funds’ independent registered public accounting firm, custodian, legal counsel, financial printer (DG3), and proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager, nor any affiliate receive any compensation or consideration with respect to these agreements.

To protect shareholders’ interests and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

The Board will be notified of any substantial change to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer which, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

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MANAGEMENT OF THE TRUSTS

Officers and Trustees
The business and affairs of the Trusts are managed under the direction of their Boards.  Certain officers and Trustees of the Trusts hold identical positions in each of the other Delaware Investments® Funds.  As of November 30, 2010, the Trusts’ officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund.  The Trusts’ Trustees and principal officers are noted below along with their birth dates and their business experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death, or removal.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Patrick P. Coyne1 2005 Market Street Philadelphia, PA 19103 April 1963	Chairman, President, Chief Executive Officer, and Trustee	Chairman and Trustee since August 16, 2006 President and Chief Executive Officer since August 1, 2006	Patrick P. Coyne has served in various executive capacities at different times at Delaware Investments.2	81
Director — Kaydon Corp.

Board of Governors Member — Investment Company Institute (ICI)

Finance Committee Member — St. John Vianney Roman Catholic Church

Board of Trustees — Agnes Irwin School

Member of Investment Committee — Cradle of Liberty Council, BSA
(2007–2010)

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Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Trustee	Since March 2005	Private Investor — (March 2004–Present) Investment Manager — Morgan Stanley & Co. (January 1984–March 2004)	81	Director — Bryn Mawr Bank Corp. (BMTC) Chairman of Investment Committee — Pennsylvania Academy of Fine Arts Investment Committee and Governance Committee Member — Pennsylvania Horticultural Society
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	President — Drexel University (August 2010–Present) President — Franklin & Marshall College (July 2002–July 2010) Executive Vice President — University of Pennsylvania (April 1995–June 2002)	81	Director — Community Health Systems Director — Ecore International (2009–2010) Director — Allied Barton Securities Holdings (2005–2008)
Anthony D. Knerr 2005 Market Street Philadelphia, PA 19103 December 1938	Trustee	Since April 1990	Founder and Managing Director — Anthony Knerr & Associates (Strategic Consulting) (1990–Present)	81	None
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	Chief Investment Officer — Assurant, Inc. (Insurance) (2002–2004)	81	None
Ann R. Leven 2005 Market Street Philadelphia, PA 19103 November 1940	Trustee	Since October 1989	Consultant — ARL Associates (Financial Planning) (1983–Present)	81	Director and Audit Committee Chair — Systemax Inc. (2001–2009) Director and Audit Committee Chairperson — Andy Warhol Foundation (1999–2007)

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Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Thomas F. Madison 2005 Market Street Philadelphia, PA 19103 February 1936	Trustee	Since May 19973	President and Chief Executive Officer — MLM Partners, Inc. (Small Business Investing & Consulting) (January 1993–Present)	81
Director and Chair of Compensation Committee, Governance Committee Member — CenterPoint Energy

Lead Director and Chair of Audit and Governance Committees, Member of Compensation Committee — Digital River Inc.

Director and Chair of Governance Committee, Audit Committee Member —
Rimage Corporation

Director and Chair of Compensation Committee — Spanlink Communications

Lead Director and Member of Compensation and Governance Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner Health
(1996–2007)

Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	Vice President and Treasurer (January 2006–Present) Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President (July 1995–January 2003) 3M Corporation	81	Director — Okabena Company

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Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
J. Richard Zecher 2005 Market Street Philadelphia, PA 19103 July 1940	Trustee	Since March 2005	Founder — Investor Analytics (Risk Management) (May 1999–Present) Founder — Sutton Asset Management (Hedge Fund) (September 1996–Present)	81	Director and Audit Committee Member — Investor Analytics Director — Oxigene Inc. (2003–2008)

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Officer	Other Directorships Held by Officer
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Vice President, Deputy General Counsel, and Secretary	Vice President since September 2000 and Secretary since October 2005	David F. Connor has served as Vice President and Deputy General Counsel at Delaware Investments since 2000.	81	None4
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Delaware Investments.	81	None4
David P. O’Connor 2005 Market Street Philadelphia, PA 19103 February 1966	Senior Vice President, General Counsel, and Chief Legal Officer	Senior Vice President, General Counsel, and Chief Legal Officer since October 2005	David P. O’Connor has served in various executive and legal capacities at different times at Delaware Investments.	81	None4
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006	Richard Salus has served in various executive capacities at different times at Delaware Investments.	81	None4
1  Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Series’ Manager.
2  Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ Manager, principal underwriter, and transfer agent.
3  In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4  David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Series.

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The following table shows each Trustee’s ownership of shares of the Funds and of shares of all Delaware Investments® Funds as of December 31, 2009.

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	None
Independent Trustees
Thomas L. Bennett	None
John A. Fry1	None
Anthony D. Knerr	None
Lucinda S. Landreth	None
Ann R. Leven	None
Thomas F. Madison	None
Janet L. Yeomans	None
J. Richard Zecher	None

The following table describes the aggregate compensation received by each Trustee from the Trust and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee for the fiscal year ended August 31, 2010. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trusts	Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Investment Companies in the Delaware Investments® Complex1
Thomas L. Bennett		None
John A. Fry		None
Anthony D. Knerr		None
Lucinda S. Landreth		None
Ann R. Leven		None
Thomas F. Madison		None
Janet L. Yeomans		None
J. Richard Zecher		None

1      Effective January 1, 2010, each Independent Trustee/Director will receive an annual retainer fee of $125,000 for serving as a Trustee/Director for all 30 investment companies in the Delaware Investments® family, plus $10,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex. Each Trustee shall also receive a $5,000 fee for attending telephonic meetings on behalf of the investments companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $40,000. The incoming 2011 Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $20,000.

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Board Leadership Structure

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise the Delaware Investments® Family of Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chairman: Mr. Coyne, who is an Interested Trustee, serves as the Chairman of the Board. The Board believes that it is beneficial to have a representative of Fund management as its Chairman. Mr. Coyne is President of the Manager and its other service provider affiliates and oversees the day-to-day investment and business affairs affecting the Manager and the Trust. Accordingly, his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and appropriate. Mr. Coyne’s presence on the Board ensures that the Board’s decisions are accurately communicated to and implemented by Fund management.

Coordinating Trustee: The Board designates one of the Independent Trustees to serve as Coordinating Trustee. The Coordinating Trustee, in consultation with Fund management, counsel and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Coordinating Trustee also conducts meetings of the Independent Trustees. The Coordinating Trustee also generally serves as a liaison between outside Trustees, the Chairman, Fund officers, and counsel, and is an ex officio member of the Nominating and Corporate Governance and Investment Committees.

Size and composition of Board: The Board is currently comprised of nine Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies, practices and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the following Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; John A. Fry; Janet L. Yeomans; and J. Richard Zecher. The Audit Committee held six meetings during the Trust’s last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies, and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania  19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if

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nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following four Independent Trustees: John A. Fry, Chairman; Anthony D. Knerr; J. Richard Zecher; and Ann R. Leven (ex-officio). The Nominating and Corporate Governance Committee held four meetings during the Trust’s last fiscal year.

Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

Investments Committee: The primary purposes of the Investments Committee are to:  (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trust by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following five Independent Trustees: Thomas L. Bennett, Chairman; Anthony D. Knerr; Lucinda S. Landreth; Janet L. Yeomans; and Ann R. Leven (ex-officio). The Investments Committee held four meetings during the Trust’s last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities:  (1) receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Transfer Agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust’s series and to provide direction with respect thereto; (6) engaging the services of the Trust’s Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees/Directors routinely discuss certain risk management topics with Fund management at the Board level and also through the standing committees of the Board. In addition to these recurring risk management discussions, Fund management raises other specific risk management issues relating to the Fund with the Trustees/Directors at Board and committee meetings. When discussing new product initiatives with the Board, Fund management also discusses risk – either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trust.

The Audit Committee looks at specific risk management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager’s internal audit and risk management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trust.

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The Board’s other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls and Fund expenses.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board of Trustees’ approach to risk oversight will be able to minimize or even mitigate any particular risk. Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics
The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”), a subsidiary of RiskMetrics Group (“RiskMetrics”, which is a subsidiary of MSCI Inc.), to analyze proxy statements on behalf of the Funds and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/RiskMetrics’s proxy voting activities. If a proxy has been voted for the Funds, ISS/RiskMetrics will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Trust’s web site at www.delawareinvestments.com; and (ii) on the SEC’s web site at www.sec.gov.

The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

Because the Trust has delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the

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Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS/RiskMetrics in accordance with the Procedures. Because almost all Fund proxies are voted by ISS/RiskMetrics pursuant to the predetermined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS/RiskMetrics’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

As of September 30, 2010, the Manager and its affiliates within Delaware Investments were managing in the aggregate more than $xxx billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Ltd. “Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. Delaware Investments is the marketing name for DMHI and its subsidiaries.

The Investment Management Agreement for each Fund is dated January 4, 2010. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by its Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the applicable Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days’ notice by the Trustees of the applicable Trust or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Investment Management Agreements, the Funds shall pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Fund		As a percentage of average daily net assets
Tax-Free Arizona Fund Tax-Free Minnesota Intermediate Fund		0.50% on the first $500 million; 0.475% on the next $500 million; 0.45% on the next $1.5 billion; 0.425% on assets in excess of $2.5 billion
Tax-Free California Fund Tax-Free Colorado Fund Tax-Free Idaho Fund	Tax-Free Minnesota Fund Tax-Free New York Fund Minnesota High-Yield Fund	0.55% on the first $500 million; 0.50% on the next $500 million; 0.45% on the next $1.5 billion; 0.425% on assets in excess of $2.5 billion

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During the past three fiscal years, the Funds paid the following investment management fees:

Fund	August 31, 2010	August 31, 2009	August 31, 2008
Tax-Free Arizona Fund		$624,943 earned	$709,076 earned
		$423,556 paid	$483,561 paid
		$201,387 waived	$225,515 waived
Tax-Free California Fund		$440,661 earned	$520,140 earned
		$366,110 paid	$434,758 paid
		$74,551 waived	$85,382 waived
Tax-Free Colorado Fund		$1,276,704 earned	$1,412,198 earned
		$1,162,983 paid	$1,374,394 paid
		$113,721 waived	$37,804 waived
Tax-Free Idaho Fund		$506,038 earned	$481,706 earned
		$432,507 paid	$385,385 paid
		$73,531 waived	$96,321 waived
Tax-Free Minnesota Fund		$3,191,063 earned	$3,345,601 earned
		$3,091,003 paid	$3,343,616 paid
		$100,060 waived	$1,985 waived
Tax-Free Minnesota Intermediate Fund		$372,143 earned	$294,326 earned
		$284,509 paid	$233,696 paid
		$87,634 waived	$60,630 waived
Tax-Free High-Yield Fund		$730,159 earned	$806,049 earned
		$618,745 paid	$695,090 paid
		$111,414 earned	$110,959 waived
Tax-Free New York Fund		$125,458 earned	$103,764 earned
		$69,285 paid	$59,322 paid
		$56,173 waived	$44,442 waived

Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, such expenses include the Funds' proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated January 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of their respective Class A shares, after re-allowances to dealers, as follows:

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During the Funds' last three fiscal years, the Distributor received net commissions from each Fund on behalf of their respective Class A shares, after re-allowances to dealers, as follows:

Fund/Fiscal Year	Total Amount of Underwriting Commissions	Amounts Reallowed to Dealers	Net Commissions to DDLP
Tax-Free Arizona Fund
8/31/2010
8/31/2009	$118,342	$101,224	$17,118
8/31/2008	$124,356	$105,442	$18,914

Tax-Free California Fund
8/31/2010
8/31/2009	$55,025	$46,762	$8,263
8/31/2008	$93,657	$79,896	$13,761

Tax-Free Colorado
8/31/2010
8/31/2009	$ 135,921	$ 117,396	$ 18,525
8/31/2008	$ 158,505	$ 134,431	$ 24,075

Tax-Free Idaho
8/31/2010
8/31/2009	$ 302,597	$ 258,991	$ 43,606
8/31/2008	$ 157,932	$ 132,701	$ 25,231

Tax-Free Minnesota Fund
8/31/2010
8/31/2009	$ 431,436	$ 371,142	$ 60,294
8/31/2008	$ 440,533	$ 379,121	$ 61,412

Tax-Free Minnesota Intermediate Fund
8/31/2010
8/31/2009	$ 84,495	$ 70,768	$ 13,727
8/31/2008	$ 41,163	$ 33,531	$ 7,632

Minnesota High-Yield Municipal Bond Fund
8/31/2009	$ 138,171	$ 120,018	$ 18,152
8/31/2008	$ 312,089	$ 268,438	$ 43,652

Tax-Free New York Fund
8/31/2010
8/31/2009	$109,930	$94,656	$15,274
8/31/2008	$22,640	$20,015	$2,625

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During the Funds' last three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge payments as follows:

Fund/Fiscal Year	Class A	Class B	Class C
Tax-Free Arizona Fund
8/31/2010
8/31/2009	None	$1,283	$9,537
8/31/2008	$5,558	$11,430	$1,861

Tax-Free California Fund
8/31/2010
8/31/2009	None	$2,450	$5,957
8/31/2008	$17,593	$4,413	$1,894

Tax-Free Colorado Fund
8/31/2010
8/31/2009	None	$3,906	$28
8/31/2008	None	$1,222	None

Tax-Free Idaho Fund
8/31/2010
8/31/2009	None	$1,103	$803
8/31/2008	None	$1,369	$599

Tax-Free Minnesota Fund
8/31/2010
8/31/2009	None	$2,602	$3,769
8/31/2008	$5,490	$12,166	$1,348

Tax-Free Minnesota Intermediate Fund
8/31/2010
8/31/2009	None	$87	$1,033
8/31/2008	None	None	$287

Minnesota High-Yield Municipal Bond Fund
8/31/2010
8/31/2009	None	$6,127	$2,532
8/31/2008	$12,189	$7,734	$5,739

Tax-Free New York Fund
8/31/2010
8/31/2009	None	$518	$109
8/31/2008	None	$310	$506

Transfer Agent
Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement dated April 19, 2001, as amended June 26, 2001. The Transfer Agent is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $11.00 for each open and $6.50 for each closed account on its records and each account held on a subaccounting system maintained by firms that hold accounts on an omnibus basis.

These charges are assessed monthly on a pro rata basis and determined by using the number of shareholder and retirement accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

The Funds have authorized, in addition to the Transfer Agent, one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and

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redemption orders on behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

DST Systems, Inc. (“DST”) provides subtransfer agency services to the Funds. In connection with these services, DST administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses. Additionally, the Funds may pay broker/dealers, financial advisors, and other financial intermediaries (collectively, “Financial Intermediaries”) that maintain omnibus accounts with the Funds a fee for providing subtransfer agency and other services to the underlying beneficial shareholders holding Fund shares through such omnibus accounts. These fees may be based on the assets held in the omnibus accounts or a per account charge. Such expenses, to the extent they are Fund expenses, are included in the annual operating expenses set forth in the Funds’ prospectuses. The Financial Intermediary may charge a higher fee for providing such services than would be represented by the subtransfer agency or related fee. To the extent 12b-1 fees and subtransfer agency or related fees do not meet the charge, the Distributor or an affiliate will pay the difference out of its own resources.

Fund Accountants
Effective October 1, 2007, The Bank of New York Mellon (“BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ net asset values (“NAVs”) and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective October 1, 2007, DSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis. Prior to October 1, 2007, DSC provided fund accounting and financial administration services to each Fund at an annual rate of 0.04% of each Fund’s average daily net assets.

During the period September 1, 2007 to September 30, 2007, the Funds paid DSC the following amounts for fund accounting and financial administration services: $47,436.

During the period from October 1, 2007 to August 31, 2008, and the fiscal years ended August 31, 2009 and 2010, the Funds paid the following amounts to BNY Mellon for fund accounting and financial administration services: $456,868, $471,625, and $xxx,xxx.

During the period from October 1, 2007 to August 31, 2008, and the fiscal years ended August 31, 2009 and 2010, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services: $65,262, $67,374, and $xx,xxx.

Custodian
BNY Mellon also serves as custodian of the Funds’ securities and cash.  As custodian for each Fund, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities.

Legal Counsel
Stradley Ronon Stevens & Young, LLP serves as the Funds’ legal counsel.

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PORTFOLIO MANAGERS

Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2010 unless otherwise noted.  Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.  The personal account information is current as of the most recent calendar quarter end for which account statements are available.

Name	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Joseph R. Baxter
Registered Investment Companies			--	--
Other Pooled Investment Vehicles			--	--
Other Accounts			--	--
Stephen J. Czepiel
Registered Investment Companies			--	--
Other Pooled Investment Vehicles			--	--
Other Accounts			--	--

Description of Material Conflicts of Interest
Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ.  For example, an account or fund may be selling a security, while another account or Fund may be purchasing or holding the same security.  As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or Fund.  Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds.  A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund.  The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate.  The Manager has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest.  While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
Each portfolio’s manager’s compensation consists of the following:

Base Salary.  Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus.  Due to transitioning of responsibilities of the Manager's fixed income managers over the past year, some of the portfolio managers' bonuses may have been guaranteed for the past year. It is anticipated that going forward an objective component will be added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database.  The following describes the structure of the non-guaranteed bonus: Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior

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portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according a Fund's Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager's actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Incentive Plan/Equity Compensation Plan — Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, and performance awards (collectively, “Awards”) relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan (the “Plan”) established on March 24, 2009. Since the establishment of the Plan, Awards are no longer granted under the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan effective December 26, 2008, which was established in 2001.

The Plan was established in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company, subject to any applicable holding requirements. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30, and December 31. The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008 is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder.

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
As of August 31, 2010, the Funds’ portfolio managers [did not] own shares of any Fund.

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TRADING PRACTICES AND BROKERAGE

The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service.  The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds.  Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction.  Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer.  In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.  When a commission is paid, the Funds pay reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry.  In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.  Trades generally are made on a net basis where a Fund either buys from, or sells the securities directly to, a broker, dealer, or bank.  In these instances, there is no direct commission charged but there is a spread (the difference between the ask and bid price) which is the equivalent of a commission.

During the fiscal years ended August 31, 2008, 2009 and 2010, no brokerage commissions were paid by the Funds.

Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended (“1934 Act”), and the Funds’ Investment Management Agreements, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided.  Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that such commissions are reasonable in relation to the value of the brokerage and research services provided.  In some instances, services may be provided to the Manager, that constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process.  In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process.  In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds.  Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

During the fiscal year ended August 31, 2010, the Funds [did not] engage in any portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services.

As of August 31, 2010, the Funds [did not] hold any securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents.

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The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund.  When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker.  It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and each Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Financial Industry Regulatory Authority (“FINRA”), and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

The Trust has authority to participate in a commission recapture program.  Under the program, and subject to seeking best execution (as described in the first paragraph of this section), the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash.  Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Funds.  The Manager and its affiliates have previously and may in the future act as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program.  In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization
Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with each Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and non-assessable. Shares do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of such Fund.  As a general matter, shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold.  However, each Fund’s Class B shares may vote on any proposal to increase materially the fees to be paid by such Fund under the Rule 12b-1 Plan relating to its Class A shares.  Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses of each Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

Non-cumulative Voting
Each Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of such Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

As of May 31, 2007, the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), in Class B® Shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Delaware Investments Fund, as permitted by existing exchange privileges.

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For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B Share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

General Information
Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the applicable Trust.  Each Trust reserves the right to suspend sales of Fund shares, and reject any order for the purchase of Fund shares if in the opinion of management such rejection is in a Fund’s best interest.  The minimum initial investment generally is $1,000 for Class A shares, Class B shares and Class C shares.  Subsequent purchases of such Classes generally must be at least $100.  The initial and subsequent investment minimums for Class A shares will be waived for purchases by officers, Trustees and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program.  Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an automatic investing plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25.

You may purchase up to $1 million of Class C shares.  See “Investment Plans” for purchase limitations applicable to retirement plans.  The Trust will reject any purchase order for a $1 million or more of Class C shares.  An investor should keep in mind that reduced front-end sales charges apply to investments of $100,000 or more in Class A shares, and that Class A shares are subject to lower annual Rule 12b-1 Plan expenses than Class B shares and Class C shares and generally are not subject to a CDSC.

Selling dealers are responsible for transmitting orders promptly.  If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred.  Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Fund.  Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months.  Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts.  No fees will be charged without proper notice, and no CDSC will apply to such assessments.

Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions.  An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges.  The Trust and the Distributor intend to operate in compliance with these rules.

Certificates representing shares purchased are not ordinarily issued.  Certificates were previously issued for Class A shares of the Funds.  However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates had been issued.  An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds.  No charge is assessed by a Trust for any certificate issued.  The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds.  In those

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circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate.  Please contact the applicable Trust for further information.  Investors who hold certificates representing any of their shares may only redeem those shares by written request.  The investor’s certificate(s) must accompany such request.

Accounts of certain omnibus accounts and managed or asset-allocation programs may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements - Class A, Class B, and Class C Shares
The alternative purchase arrangements of Class A shares, Class B shares, and Class C shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances.  Please note that as of May 31, 2007, each of the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), in Class B shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges.  Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A shares of each Fund, or to purchase Class C shares and have the entire initial purchase amount invested in each Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses.  Class B shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C shares are subject to a CDSC if the shares are redeemed within 12 months of purchase.  Class B and Class C shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which is a service fee to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class.  Class B shares will automatically convert to Class A shares at the end of approximately eight years after purchase and, thereafter, be subject to Class A shares’ annual Rule 12b-1 Plan expenses.  Unlike Class B shares, Class C shares do not convert to another Class.

The higher Rule 12b-1 Plan expenses on Class B Shares and Class C Shares should be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares.  However, there can be no assurance as to the return, if any, that will be realized on such additional money.  In addition, the effect of any return earned on such additional money will diminish over time.

For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class B shares and Class C shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption.  Financial advisors may receive different compensation for selling Class A shares and Class C shares.  Investors should understand that the purpose and function of the respective Rule 12b-1 Plans and the CDSCs applicable to Class B shares and Class C shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A shares in that such fees and charges are used to finance the distribution of the respective Classes.  See “Plans under Rule 12b-1 for the Fund Classes” below.

Dividends, if any, paid on a Fund’s Class A shares, Class B and Class C shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Fund Classes will be borne exclusively by such shares.  See “Determining Offering Price and Net Asset Value” below.

Class A shares:  Purchases of $100,000 or more of Class A shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes’ Prospectus, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser.  See “Special Purchase Features – Class A shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge.

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The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Dealer’s Commission
As described in the Fund Classes’ Prospectus, for initial purchases of Class A shares of $1 million or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of the Class A shares of a Fund.  Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a letter of intent or pursuant to an investor’s right of accumulation.  Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged.  The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge — Class B shares and Class C Shares
Class B shares were previously available for purchase, and Class C shares are purchased, without a front-end sales charge.  Class B shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and the Funds’ Class C shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%.  CDSCs are charged as a percentage of the dollar amount subject to the CDSC.  The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the NAV of those shares at the time of redemption.  No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions.  For purposes of this formula, the “net asset value at the time of purchase” will be the NAV at purchase of Class B shares or Class C shares, even if those shares are later exchanged for shares of another Delaware Investments® Fund.  In the event of an exchange of the shares, the “net asset value of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.  See the Prospectuses for a list of the instances in which the CDSC is waived.

During the seventh year after purchase and, thereafter, until converted automatically to Class A shares, Class B shares will still be subject to the annual Rule 12b-1 Plan expenses of up to 1.00% of average daily net assets of those shares.  At the end of eight years after purchase, the investor’s Class B shares will be automatically converted to Class A shares of the same Fund.  See “Automatic Conversion of Class B shares” below.  Such conversion will constitute a tax-free exchange for federal income tax purposes.  Investors are reminded that the Class A shares into which Class B shares will convert are subject to Class A shares’ ongoing annual Rule 12b-1 Plan expenses.

In determining whether a CDSC applies to a redemption of Class B shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period.  With respect to Class C shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative - Class B Shares
Class B shares were previously available for purchase at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment was invested in Fund shares.  The Distributor previously had compensated dealers or brokers for selling Class B shares at the time of purchase from its own assets in an amount equal to no more than 4.00% of the dollar amount purchased.  As discussed below, however, Class B shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within six years of purchase, CDSC.

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Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B shares.  These payments support the compensation paid to dealers or brokers for selling Class B shares.  Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.  The combination of the CDSC and the proceeds of the Rule 12b-1 Plan fees made it possible for a Fund to sell Class B shares without deducting a front-end sales charge at the time of purchase.

Holders of Class B shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B shares described in this Part B, even after the exchange.  Such CDSC schedule may be higher than the CDSC schedule for Class B shares acquired as a result of the exchange.  See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares
Class B shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion to Class A shares.  Conversions of Class B shares to Class A shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a “Conversion Date”).  A business day is any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”).  If the eighth anniversary after a purchase of Class B shares falls on a Conversion Date, an investor’s Class B shares will be converted on that date.  If the eighth anniversary occurs between Conversion Dates, an investor’s Class B shares will be converted on the next Conversion Date after such anniversary.  Consequently, if a shareholder’s eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert to Class A shares.

Class B shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A shares of that Fund (or, in the case of Delaware Cash Reserve Fund, the Consultant Class) pro-rata with Class B shares of the Fund not acquired through dividend reinvestment.

All such automatic conversions of Class B shares will constitute tax-free exchanges for federal income tax purposes.

Level Sales Charge Alternative - Class C shares
Class C shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in Fund shares.  The Distributor currently compensates dealers or brokers for selling Class C shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased.  As discussed below, Class C shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C shares.  These payments support the compensation paid to dealers or brokers for selling Class C shares.  Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

Holders of Class C shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C shares as described in this Part B.  See “Redemption and Exchange” below.

Plans under Rule 12b-1
Pursuant to Rule 12b-1 under the 1940 Act, each Trust has adopted a plan for each of the Fund Classes (the “Plans”).  Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies.

The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Fund Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes.  These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to brokers, dealers, and others.  In connection with the

43

promotion of shares of the Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising.  The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Fund Classes and increase sales of the Fund Classes.  In addition, each Fund may make payments from the Rule 12b-1 Plan fees of its respective Fund Classes directly to others, such as banks, who aid in the distribution of Fund Class shares or provide services in respect of a Class, pursuant to service agreements with the Trusts. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

The Plans do not limit fees to amounts actually expended by the Distributor.  It is therefore possible that the Distributor may realize a profit in any particular year.  However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans.  The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Fund Classes.  The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Fund Classes would be borne by such persons without any reimbursement from such Fund Classes.  Consistent with the requirements of Rule 12b-1(h) under the 1940 Act and subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms that receive payments under the Plans.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plans and the Distribution Agreements, as amended, have all been approved by each Trust’s Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements.  Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by each Trust’s Board in the same manner as specified above.

Each year, each Trust’s Board must determine whether continuation of the Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Fund Class.  The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Fund Class’ outstanding voting securities.  Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements.  With respect to the Funds’ Class A shares Plans, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of the Funds’ respective Class B shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Board, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements.  In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to each Board for its review.

For the fiscal year ended August 31, 2010, the Rule 12b-1 payments for Delaware Tax-Free Arizona Fund’s Class A shares, Class B shares, and Class C shares were:  $xxx,xxx, $xxx,xxx, and $xx,xxx, respectively.  Such amounts were used for the following purposes:

44

Tax Free Arizona Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

For the fiscal year ended August 31, 2010, the Rule 12b-1 payments for Delaware Tax-Free California Fund’s Class A shares, Class B shares, and Class C shares were:  $xxx,xxx, $xx,xxx, and $xxx,xxx, respectively.  Such amounts were used for the following purposes:

Tax-Free California Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

45

For the fiscal year ended August 31, 2010, the Rule 12b-1 payments for Delaware Tax-Free Colorado Fund’s Class A shares, Class B shares, and Class C shares were:  $xxx,xxx, $xx,xxx, and $xxx,xxx, respectively.  Such amounts were used for the following purposes:

Tax-Free Colorado Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

For the fiscal year ended August 31, 2010, the Rule 12b-1 payments for Delaware Tax-Free Idaho Fund’s Class A shares, Class B shares, and Class C shares were:  $xxx,xxx, $xx,xxx, and $xxx,xxx, respectively.  Such amounts were used for the following purposes:

Tax-Free Idaho Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

For the fiscal year ended August 31, 2010, the Rule 12b-1 payments for Delaware Tax-Free Minnesota Fund’s Class A shares, Class B shares, and Class C shares were:  $x,xxx,xxx, $xxx,xxx, and $xxx,xxx, respectively.  Such amounts were used for the following purposes:

Tax-Free Minnesota Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

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For the fiscal year ended August 31, 2010, the Rule 12b-1 payments for Delaware Tax-Free Minnesota Intermediate Fund’s Class A shares, Class B shares, and Class C shares were:  $xx,xxx, $xx,xxx, and $xx,xxx, respectively.  Such amounts were used for the following purposes:

Tax-Free Minnesota Intermediate Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

For the fiscal year ended August 31, 2010, the Rule 12b-1 payments Minnesota High Yield Municipal Fund’s Class A shares, Class B shares, and Class C shares were:  $xxx,xxx, $xx,xxx, and $xxx,xxx, respectively.  Such amounts were used for the following purposes:

Minnesota High Yield Municipal Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

For the fiscal year ended August 31, 2010, the Rule 12b-1 payments Delaware Tax-Free New York Fund’s Class A shares, Class B shares, and Class C shares were:  $xx,xxx, $xx,xxx, and $xx,xxx, respectively.  Such amounts were used for the following purposes:

Tax-Free New York Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

*
The broker trail amounts listed in this row are principally based on payments made to broker-dealers monthly. However, certain brokers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

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Other Payments to Dealers -- Class A shares, Class B shares and Class C shares
The Distributor and its affiliates may pay compensation at their own expense and not as an expense of the Funds, to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing, educational support, and ticket charges. Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by the Funds. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Funds and/or some or all other Delaware Investments® Funds), the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

A significant purpose of these payments is to increase sales of the Funds’ shares. The Manager or its affiliates may benefit from the Distributor’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries.

Special Purchase Features -- Class A shares
Letter of Intent:  The reduced front-end sales charges described above with respect to Class A shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or a Trust which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A shares intended to be purchased until such purchase is completed within the 13-month period.  The Funds no longer accepts retroactive letters of intent.  The 13-month period begins on the date of the earliest purchase.  If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased.  If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference.  Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their letter of intent toward the completion of such letter, except as described below.  Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC.  For purposes of satisfying an investor’s obligation under a letter of intent, Class B shares and Class C shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds which offer such shares may be aggregated with Class A shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

Employers offering a Delaware Investments retirement plan may also complete a letter of intent to obtain a reduced front-end sales charge on investments of Class A shares made by the plan.  The aggregate investment level of the letter of intent will be determined and accepted by the Transfer Agent at the point of plan establishment.  The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period.  The Transfer Agent reserves the right to adjust the signed letter of intent based on these acceptance criteria.  The 13-month period will begin on the date this letter of intent is accepted by the Transfer Agent.  If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted.  In the event this letter of intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another letter of intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time.  Employers may also include the value (at offering price at the level designated in their letter of intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class.  Class B shares and Class C shares of the Funds and other Delaware Investments® Funds which offer corresponding classes of shares may also be aggregated for this purpose.

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Combined Purchases Privilege:  When you determine the availability of the reduced front-end sales charges on Class A shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds.  However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC.

The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation:  In determining the availability of the reduced front-end sales charge on Class A shares, purchasers may also combine any subsequent purchases of Class A shares and Class C shares, as well as shares of any other class of any of the other Delaware Investments® Funds which offer such classes (except shares of any Delaware Investments® Fund that do not carry a front-end sales charge, CDSC, or Limited CDSC).  If, for example, any such purchaser has previously purchased and still holds Class A shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.75%.  For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase.  Investors should refer to the table of sales charges for Class A shares in the Fund Classes’ Prospectuses to determine the applicability of the right of accumulation to their particular circumstances.

12-Month Reinvestment Privilege:  Holders of Class A shares of the Funds who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds.  The reinvestment will not be assessed a front-end sales charge.  The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold.  This reinvestment privilege does not extend to Class A shares where the redemption of the shares triggered the payment of a Limited CDSC.  Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A shares.  The reinvestment privilege does not extend to a redemption of Class B or Class C shares.

Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share).  The reinvestment will be made at the NAV next determined after receipt of remittance.

Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares.  Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money.  The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

Investors should consult their financial advisors or the Transfer Agent, which also serves as the Funds’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan
Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date.  A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

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Reinvestment of Dividends in other Delaware Investments® Funds
Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Fund Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold.  Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee.  The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested.  Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund’s shares.  Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money.  The prospectus contains more complete information about the fund, including charges and expenses.

Subject to the following limitations, dividends, and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established.  Dividends from Class A shares may only be directed to other Class A shares, dividends from Class B shares may only be directed to other Class B shares, and dividends from Class C shares may only be directed to other Class C shares.

Investing by Exchange
If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds.  If you wish to open an account by exchange, call the shareholder service center at 800 523-1918 for more information.  All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectus.  See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer
Direct Deposit Purchase Plan:  Investors may arrange for the Funds to accept for investment in Class A shares or Class C shares, through an agent bank, pre-authorized government or private recurring payments.  This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits.  It also eliminates the possibility and inconvenience of lost, stolen and delayed checks.

Automatic Investing Plan:  Shareholders of Class A shares and Class C shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account.  This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks.  Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

Minimum Initial/Subsequent Investments by Electronic Fund Transfer:  Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more.  An investor wishing to take advantage of either service must complete an authorization form.  Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise.  Any such payments are subject to reclamation by the federal government or its agencies.  Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank.  In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source.  In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

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Direct Deposit Purchases by Mail
Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

On Demand Service
You or your investment dealer may request purchases of Fund shares by phone using the on demand service.  When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your pre-designated bank account.  Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time.  There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

It may take up to four Business Days for the transactions to be completed.  You can initiate this service by completing an Account Services form.  If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option
Shareholders can use the systematic exchange option to invest in the Fund Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds.  Shareholders of the Fund Classes may elect to invest in one or more of the other Delaware Investments® Funds through the systematic exchange option.  If, in connection with the election of the systematic exchange option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Fund Classes’ Prospectus.  The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment.  No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

Periodic investment through the systematic exchange option does not insure profits or protect against losses in a declining market.  The price of the fund into which investments are made could fluctuate.  Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program.  Shareholders can terminate their participation in systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

Orders for purchases and redemptions of Class A shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B shares and Class C shares are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above.  Selling dealers are responsible for transmitting orders promptly.

The offering price for Class A shares consists of the NAV per share plus any applicable sales charges.  Offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (the “NYSE”), which is normally 4 p.m., Eastern time, on days when the NYSE is open for business.  The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed:  New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving

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and Christmas.  The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class.  In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures.  Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices.  Non-exchange traded options are valued at fair value using a mathematical model.  Futures contracts are valued at their daily quoted settlement price.  For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market instruments having a maturity of less than 60 days are valued at amortized cost.  Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.  Use of a pricing service has been approved by the Boards.  Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.  Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Boards.

Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund.  The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class.  All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class’ percentage in that Fund represented by the value of shares of such Classes, while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans.  Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information
You can redeem or exchange your shares in a number of different ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC.  For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day.  See the Funds’ Prospectus.  A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount.  In the case of such a request, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C shares, and, if applicable, the Limited CDSC in the case of Class A shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner.  Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.  Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction.  For exchange requests, you must also provide the name of the Delaware Investments© Fund in which you want to invest the proceeds.  Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may

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request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918.  The Funds may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day.  The selling dealer has the responsibility of transmitting orders to the Distributor promptly.  Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either Fund or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers” above ); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled.  The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date.  You can avoid this potential delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon.  Shareholders may be responsible for any losses to the Funds or to the Distributor.

In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted, or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is are not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase.  In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind.  Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above.  Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions.  However, each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

The value of each Fund’s investments is subject to changing market prices.  Thus, a shareholder redeeming shares of a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Certain redemptions of Class A shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A shares Purchased at Net Asset Value” below.  Class B and Class C shares are subject to CDSCs as described in the Fund Classes’ Prospectus.  Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

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Holders of Class B shares or Class C shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares.  However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged.  In the case of Class B shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this Part B.  In an exchange of Class B shares, a Fund’s CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares.  With respect to Class B shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares.  Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to a Fund’s Class B shares for a longer period of time than if the investment in New Shares were made directly.

Holders of Class A shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A shares, but may not exchange their Class A shares for Class B shares, Class C shares, or Class R Shares of the Funds or of any other Delaware Investments® Fund.  Holders of Class B shares are permitted to exchange all or part of their Class B shares only into Class B shares of other Delaware Investments® Funds.  Similarly, holders of Class C shares of the Funds are permitted to exchange all or part of their Class C shares only into Class C shares of any other Delaware Investments® Fund.  Class B shares of the Funds and Class C shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B shares, the automatic conversion schedule of the fund from which the exchange is made.  The holding period of Class B shares of the Funds acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A shares of the Funds.  Holders of Class R Shares of the Funds are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments® Funds or, if Class R Shares are not available for a particular fund, into the Class A shares of such Fund.

Permissible exchanges into Class A shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends).  Permissible exchanges into Class B shares or Class C shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.  A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected.  The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips,” or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund.  A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund’s shares.  If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer.  The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

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Written Redemption
You can write to the Funds at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

Payment is normally mailed the next Business Day after receipt of your redemption request.  If your Class A shares are in certificate form, the certificate(s) must accompany your request and also be in good order.  Certificates generally are no longer issued for Class A shares.  Certificates are not issued for Class B shares or Class C shares.

Written Exchange
You may also write to the Funds (at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you.  If you hold your Class A shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

Telephone Redemption:  The “Check to Your Address of Record” service and the “Telephone Exchange” service, both of which are described below, are automatically provided unless you notify the Funds in writing that you do not wish to have such services available with respect to your account.  Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders.  It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares that are reasonably believed to be genuine.  With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions.  Telephone instructions received by the Funds are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone.  By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record:  The Telephone Redemption feature is a quick and easy method to redeem shares.  You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record.  Checks will be payable to the shareholder(s) of record.  Payment is normally mailed the next Business Day after receipt of the redemption request.  This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank:  Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check.  You should authorize this service when you open your account.  If you change your predesignated bank account, you must complete an authorization form and have your signature guaranteed.  For your protection, your authorization must be on file.  If you request a wire, your funds will normally be sent the next Business Day.  If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your pre-designated bank account.  There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds

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credited to your predesignated bank account.  Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange: The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change.  You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above.  As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above.  Telephone exchanges may be subject to limitations as to amount or frequency.

The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds.  Telephone exchanges may be subject to limitations as to amount or frequency.  The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

On Demand Service
You or your investment dealer may request redemptions of Fund Class shares by phone using the on demand service.  When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to your predesignated bank account.  Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time.  There is a $25 minimum and $100,000 maximum limit for on demand service transactions.  For more information, see “On Demand Service” under “Investment Plans” above.

Systematic Withdrawal Plans
Shareholders of the Fund Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal.  This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount.  This $5,000 minimum does not apply for investments made through qualified retirement plans.  Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days.  Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program.  To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.  Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes.  This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder.  Purchases of Class A shares through a periodic investment program in the Funds must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds which do not carry a sales charge.  Redemptions of Class A shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A shares and CDSC for Class B and C Shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that

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the systematic withdrawal plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.  Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions.  See the Fund Classes’ Prospectuses for more information about the waiver of CDSCs.

An investor wishing to start a systematic withdrawal plan must complete an authorization form.  If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed.  Each signature guarantee must be supplied by an eligible guarantor institution.  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.  This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

Systematic withdrawal plan payments are normally made by check.  In the alternative, you may elect to have your payments transferred from your Fund account to your pre-designated bank account through the on demand service.  Your funds will normally be credited to your bank account up to four Business Days after the payment date.  There are no separate fees for this redemption method.  It may take up to four Business Days for the transactions to be completed.  You can initiate this service by completing an account services form.  If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

Shareholders should consult with their financial advisors to determine whether a systematic withdrawal plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A shares Purchased at Net Asset Value
For purchases of $1 million, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) according to the following schedule:  (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of:   (i) the NAV at the time of purchase of the Class A shares being redeemed or (ii) the NAV of such Class A shares at the time of redemption.  For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

Redemptions of such Class A shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange.  The period a shareholder owns shares into which Class A shares are exchanged will count towards satisfying the two-year holding period.  The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A shares of the Funds or Class A shares acquired in the exchange.

In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.  The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
Please see the Fund Classes’ Prospectus for instances in which the Limited CDSC applicable to Class A shares and the CDSCs applicable to Class B and C Shares may be waived.

DISTRIBUTIONS AND TAXES

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DISTRIBUTIONS
Each Fund will normally declare all its net investment income, if any, on a daily basis and distribute, as dividends, monthly.  Dividends are declared each day the Funds are open.  Net investment income earned on days when the Funds are not open will be declared as a dividend on the next business day.  Any net realized capital gains will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund. Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash.  Shareholders will receive a quarterly statement showing a Class’s dividends paid and all the transactions made during the period.

Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and net asset value are determined (see “Determining Offering Price and Net Asset Value” above) and shall include investment income accrued by the respective Fund, less the estimated expenses of that Fund incurred since the last determination of net asset value.  Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination.  The dividend declared, as noted above, will be deducted immediately before the net asset value calculation is made.

Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt.  However, if a Fund is given prior notice of Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying such Fund’s credit policies, the purchase will start earning dividends on the date the wire is received.  Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of that Fund.  The Funds reserve the right to terminate this option at any time.  Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

Dividend distributions are automatically reinvested in additional shares of the paying Fund at net asset value of the ex-dividend date, unless an election to receive dividends in cash has been made.  Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash.  If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.  If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the on demand service and have such payments transferred from your Fund account to your pre-designated bank account.  This service is not available for certain retirement plans.  It may take up to four business days for the transactions to be completed.  You can initiate either service by completing an account services form.  If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for any on demand service; however, your bank may charge a fee.  Please call the Shareholder Service Center for additional information about these services.

Any check in payment of dividends or other distributions which cannot be delivered by the U.S. Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current net asset value and the dividend option may be changed from cash to reinvest.  A Fund may deduct from a shareholder’s account the costs of such Fund’s effort to locate a shareholder if a shareholder’s mail is returned by the U.S. Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address.  These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Each Fund calculates income dividends and capital gain distributions the same way for each class.  The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.  Each Class will share proportionately in the investment income and expenses of its respective Fund, except that Class A shares, Class B shares, and Class C shares alone will incur distribution fees under their respective 12b-1 Plan.

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TAXES
Distributions of Net Investment Income – in general.
Each Fund receives income generally in the form of interest on its investments.  This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends, consisting generally of either exempt-interest or taxable income, may be paid to you.

Exempt-Interest Dividends.
By meeting certain requirements of the Code, each Fund qualifies to pay exempt-interest dividends to shareholders. These dividends are derived from interest income exempt from regular federal income tax and are not subject to regular federal income tax when they are paid to shareholders.  Exempt-interest dividends that are excluded from federal taxable income may still be subject to the federal alternative minimum tax.  See the discussion below under the heading, “Alternative Minimum Tax.”

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes.  Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states. The right of a state to exempt from taxation interest on its own state and local obligations while taxing the interest on out-of-state municipal securities was affirmed by the U.S. Supreme Court in Kentucky v. Davis, decided May 19, 2008.  However, the Supreme Court declined to address whether the in-state exemption for private activity bonds violates the Commerce Clause of the U.S. Constitution, leaving for future courts to consider any claim that differential treatment of interest on out-of-state private-activity bonds should be evaluated differently from the treatment of municipal bond interest generally.

For shareholders who are recipients of Social Security benefits, exempt-interest dividends are includable in computing “modified adjusted gross income” for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income.  The maximum amount of Social Security benefits that may be included in gross income is 85%.

Dividends from Taxable Income.
Each Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds.  If you are a taxable investor, any distributions by a Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gains.
A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital.
If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be re-characterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Information on the Amount and Tax Character of Distributions.
The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year, including the portion of the distributions that on average are comprised of exempt interest income, taxable income, and the portion of exempt interest income that is a tax preference item when determining the alternative minimum tax.  If

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you have not held Fund shares for a full year, a Fund may designate and distribute to you, as exempt-interest income, taxable income, or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund.  Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company.
Each Fund has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Code, and intends to so qualify during the current fiscal year.  As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you.  The Boards reserve the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal and state corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

(i)           A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

(ii)           A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)           A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements.
As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required distributions.  To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:  98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Post-October losses.  Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions. For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year.  Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of August 31 (“post-October loss”) as occurring on the first day of the following tax year (i.e. September 1).

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Sales or Exchanges of Fund shares.
Sales, exchanges, and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares.

Sales at a loss within six months of purchase.  Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

           Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Deferral of basis -Class A shares only. In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

¡	In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

¡	You sell some or all of your original shares within 90 days of their purchase, and

¡	You reinvest the sales proceeds in the Fund or in another Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

THEN:  In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

Conversion of Class B shares into Class A shares.  The automatic conversion of Class B shares into Class A shares at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisers regarding the state and local tax consequences of the conversion of Class B shares into Class A shares, or any other conversion or exchange of shares.

Cost basis reporting.  Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions.  This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

U.S. Government Obligations.
Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund. Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Fannie Mae obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals.
Because each Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

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Dividends-Received Deduction for Corporations.
Because each Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax.
Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for shareholders when determining their federal alternative minimum tax.  Private activity bond interest could subject shareholders to or increase their liability under federal alternative minimum taxes, depending on their personal or corporate tax position.  If shareholders are a person defined in the Code as a “substantial user” (or person related to a user) of a facility financed by private activity bonds, shareholders should consult with their tax advisor before buying shares of a Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares.
Interest on debt that shareholders incur to buy or hold Fund shares may not be deductible for federal income tax purposes. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.

Loss of Status of Securities as Tax-Exempt.
Risk of loss of federal exemption. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.  In such a case, a Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Investment in Complex Securities.
The Funds may invest in complex securities that could be subject to numerous special and complex tax rules.  These rules could accelerate the recognition of income by a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax.  These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income.  These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund.  For example:

Derivatives. A Fund is permitted to invest in certain options, futures, forwards or foreign currency contracts.  If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Short sales and securities lending transactions.  A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not loss, on the position.  Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Tax straddles. A Fund’s investment in options, futures, or forwards contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Securities purchased at discount.  A Fund is permitted to invest in securities issued or purchased at a discount

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such as zero coupon, deferred interest or payment-in-kind (PIK) bonds that could require it to accrue and distribute income not yet received.  If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Credit default swap agreements.  A Fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects.  Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment.  The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in credit default swap agreements.

Investments in securities of uncertain tax character.   Each Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to re-characterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.
By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

¡	provide your correct social security or taxpayer identification number,
¡	certify that this number is correct,
¡	certify that you are not subject to backup withholding, and
¡	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the Non-U.S. Investors heading below.

Non-U.S. Investors.
Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships)  may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund.  Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Exempt-interest dividends.  In general, exempt-interest dividends are not subject to U.S. withholding tax.

Capital gain dividends and short-term capital gain dividends.  In general, (i) a capital gain dividend designated by a Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends. With respect to taxable years of a Fund beginning before January 1, 2010 (sunset date),

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dividends designated by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors..  It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income.  Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.  In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent.  Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

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Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Part B.  Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.  Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above.  Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

Certain State Tax Consequences of Investing in each of the Funds
For a discussion regarding certain state tax consequences of investing in each of the Funds, please see the section entitled “Dividends, distributions and taxes” in the Prospectus.

This discussion of “Distributions and Taxes” is not intended  or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

PERFORMANCE

To obtain the Funds’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

Performance quotations represent the Funds’ past performance and should not be considered as representative of future results.  The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities law, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

[_______________], which is located at [_________________________________________], serves as the independent registered public accounting firm for the Trusts and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report.  Each Fund’s Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of, [________________] the independent registered public accounting firm, for the fiscal year ended August 31, 2010 are included in each Fund’s Annual Report to shareholders.  The financial statements and financial highlights, the notes relating thereto and the reports of [___________________] listed above [__________________] by reference from the Annual Reports into this Part B.

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PRINCIPAL HOLDERS

As of November 30, 2010, management believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund.  Management does not have knowledge of beneficial owners.

Fund/Class	Name and Address of Account	Percentage
Delaware Tax-Free California Fund Class A shares	MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
Citigroup Global Markets, Inc. Attn: Peter Booth, 7th Floor 333 W. 34th Street New York, NY 10001
Delaware Tax-Free California Fund Class B shares	Citigroup Global Markets, Inc. Attn: Peter Booth, 7th Floor 333 W. 34th Street New York, NY 10001
MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
Wells Fargo Investments LLC 608 2nd Avenue S, Fl. 8 Minneapolis, MN 55402
RBC Capital Markets Corp. FBO Fischgrund Trust Beverly Hills, CA
Delaware Tax-Free California Fund Class C shares	MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
Citigroup Global Markets, Inc. Attn: Peter Booth, 7th Floor 333 W. 34th Street New York, NY 10001
Schwab & Co., Inc. FBO of its Customers 101 Montgomery Street San Francisco, CA 94104
Delaware Tax-Free Colorado Fund Class B shares	Goldstein Family Trust Grand Junction, CO
MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
NFS LLC FEBO Meyer Revocable Trust Englewood, CO
Delaware Tax-Free Colorado Fund Class C shares	MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
UBS Financial Services Inc. FBO Monahan Golden, CO
Delaware Tax-Free Idaho Fund Class A shares	MLPF&S FBO Is Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246

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Fund/Class	Name and Address of Account	Percentage
UBS Financial Services, Inc. FBO Cross Family LP Hayden, ID
Delaware Tax-Free Idaho Fund Class B shares	Citigroup Global Markets, Inc. Attn: Peter Booth, 7th Floor 333 W. 34th Street New York, NY 10001
Delaware Tax-Free Idaho Fund Class C shares	MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
Delaware Tax-Free Minnesota Fund Class B shares	MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
Delaware Tax-Free Minnesota Fund Class C shares	MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
Delaware Tax-Free Minnesota Intermediate Fund Class B shares	U.S. Bancorp Investments, Inc. FBO its Customer Saint Paul, MN
U.S. Bancorp Investments, Inc. FBO its Customer Saint Paul, MN
NFS LLC FEBO Conover Trust St. Anthony, MN
UBS Financial Services Inc. FBO Carney Trust Rochester, MN
A. Muncy Little Falls, MN
P. Krull Richfield, MN
H.Mahowald Faribault, MN
I. Eilbert N. Mankato, MN
D. Szymanski New Hope, MN
Delaware Tax-Free Minnesota Intermediate Fund Class C shares	J. Swanson Shoreview, MN
Delaware Minnesota High-Yield Municipal Bond Fund Class C shares	MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
Delaware Tax-Free New York Fund Class A shares	R. Wendel Ithaca, NY

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Fund/Class	Name and Address of Account	Percentage
Delaware Tax-Free New York Fund Class B shares	MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
MS & Co. FBO Horowitz Brooklyn, NY
Raymond James & Assoc. Inc. FBO Oetken Trust Queensburg, NY
A. DeSalvo Smithtown, NY
V. Eisenhardt East Meadow, NY
Schwab & Co., Inc. FBO of its Customers 101 Montgomery Street San Francisco, CA 94104
E. Nelson Staten Island, NY
NFS LLC FEBO Passlof New York, NY
Delaware Tax-Free New York Fund Class C shares	Stifel Nicolaus & Co., Inc. FBO Schwartzstein Saint Louis, MD
MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
F & S Fisher Flushing, NY
Delaware Tax-Free Arizona Fund Class A shares	MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
Delaware Tax-Free Arizona Fund Class B shares	MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246
Citigroup Global Markets, Inc. Attn: Peter Booth, 7th Floor 333 W. 34th Street New York, NY 10001
Delaware Tax-Free Arizona Fund Class C shares	MLPF&S FBO its Customers Attn: Fund Administration 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246

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APPENDIX A - SPECIAL FACTORS AFFECTING THE FUNDS

The following information is a brief summary of particular state factors affecting the Funds and does not purport to be a complete description of such factors.  The financial condition of a state, its public authorities and local governments could affect the market values and marketability of, and therefore the net asset value per share and the interest income of the respective state Fund, or result in the default of existing obligations, including obligations which may be held by a Fund.  Further, each state faces numerous forms of litigation seeking significant damages that, if awarded, may adversely affect the financial situation of such state or issuers located in such state.  It should be noted that the creditworthiness of obligations issued by local issues may be unrelated to the creditworthiness of a state, and there is no obligation on the part of a state to make payment on such local obligations in the event of default in the absence of a specific guarantee or pledge provided by a state.

Bond ratings received on a state’s general obligation bonds, if any, may be discussed below.  Moody’s Investors Service, Inc. ("Moody’s"), Standard & Poor’s ("S&P") and/or Fitch, Inc. ("Fitch") provide an assessment/rating of the creditworthiness of an obligor.  The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or obtained by the rating service from other sources it considers reliable.  Each rating service does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information.  The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.  There is no assurance that such ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by any such rating agencies, if in their respective judgments, circumstances so warrant.

A revision or withdrawal of any such credit rating could have an effect on the market price of the related debt obligations.  An explanation of the significance and status of such credit ratings may be obtained from the rating agencies furnishing the same.  In addition, a description of Moody’s and S&P’s bond ratings is set forth in Appendix B.

The information contained below is based primarily upon information derived from state official statements, Certified Annual Financial Reports, state and industry trade publications, newspaper articles, other public documents relating to securities offerings of issuers of such states, and other historically reliable sources.  It is only a brief summary of the complex factors affecting the financial situation in various states discussed.  It has not been independently verified by the Funds.  The Funds make no representation or warranty regarding the completeness or accuracy of such information.  The market value of shares of any Fund may fluctuate due to factors such as changes in interest rates, matters affecting a particular state, or for other reasons.

Factors affecting the Tax-Free Arizona Fund
Economic condition and outlook.  The Arizona Department of Commerce, Research Administration (“RA”) forecasts continued slowing of the economy and continued loss of non-farm jobs with 44,000 jobs anticipated to be lost during the 2008–2009 forecast period.  The October 2008 seasonally adjusted unemployment rate for Arizona was 6.1% (compared with 6.5% for the United States).  The October 2008 rates for the Phoenix and Tucson metropolitan statistical areas (“MSAs”) were 5.5% and 5.8%, respectively. RA expects an Arizona recovery will be delayed until late 2009 and early 2010 because of some higher commodity prices, especially for food and energy, stagnant incomes and the effects of the crisis in finance and housing.  Stagnant incomes and rising prices have reduced the real spending power of the consumer and damaged the industries dependent on consumer spending such as trade, transportation, leisure, and hospitality.

The RA’s October 2008–2009 forecast calls for most major industries to show job losses through 2009. RA expects manufacturing will shed 5,900 jobs during the forecast period for a decrease of 2.3% in 2008 and 1.0% in 2009 as a result of the national housing slowdown impacting manufacturing orders. Also as a result of the slowdown in the housing market and tightening of the lending market, Arizona’s construction industry lost approximately 15,900 jobs in 2007.  RA’s forecast now calls for a decrease of approximately 31,000 construction jobs during 2008 and 13,000 construction jobs during 2009 due to the worsening problems in the financial and housing markets. One of the few industries exhibiting growth is the mining and natural resources which gained approximately 1,400 jobs in 2007 and is forecast to increase 14.0% in 2008 and 7.1% in 2009 with a gain of 2,500 jobs through 2009.  Job losses in the financial activities industry are forecast to total more than 10,000 jobs from 2008 to 2009.  Recent merger and acquisition activities in the financial services industry is projected to contribute to employment decreases.

In all, RA’s forecast calls for a decline of more than 5,000 trade, transportation, and utilities jobs from 2007 to 2008 with a 0.9% decline in 2008 and 0.4% decline in 2009. Education and health services is projected to have the largest job group growth with a gain of more than 18,000 jobs (6.1%) in the forecast period.  Despite a growing and aging population, the growth rate is forecast to slow as a consequence of the current economic downturn.

General Fund.  The General Fund (chief operating fund of the State) ended the June 30, 2007 fiscal year with $1.1 billion in unreserved fund balance and an $841.4 million reserved fund balance for a total fund balance of $1.9 billion.  This compares to the previous year total fund balance of $2.3 billion.  Included in the $841.4 million reserved fund balance is $673.5 million for the Budget

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Stabilization Fund.  The Budget Stabilization Fund is a form of “Rainy Day Fund” established by the legislature in 1991.

Debt administration.  Although the State issues no general obligation debt instruments, S&P has assigned the State an issuer rating of AA (rating confirmed as of December 12, 2008).  The Arizona Constitution provides that the State may contract debts not to exceed $350,000.  This provision has been interpreted to restrict the State from pledging its credit as a sole payment for debts incurred for the operation of State government.  As a result, the State pledges either dedicated revenue streams or the constructed building or equipment acquired as security of long-term debt instruments.  The State’s total long-term primary government debt increased more than 5% during the 2007 fiscal year to $6.0 billion.

The particular source of payment and security for each of the Arizona municipal bonds is detailed in the debt instruments themselves and in related offering materials.  There can be no assurances as to whether the market value or marketability of any of the Arizona municipal bonds issued by an entity other than the State of Arizona will be affected by financial or other conditions of the State or of any entity located within the State.  In addition, the State of Arizona, as well as counties, municipalities, political subdivisions and other public authorities of the State are subject to limitations imposed by Arizona’s Constitution with respect to ad valorem taxation, bonded indebtedness and other matters.  For example, budgeted expenditures are prohibited from exceeding 7.41% of the total personal income of the State in any fiscal year as estimated by the Economic Estimates Commission.  These limitations may affect the ability of the issuers to generate revenues to satisfy their debt obligations.

Other considerations.  The Tax-Free Arizona Fund is susceptible to political, economic or regulatory factors affecting issuers of Arizona municipal obligations.  These include the possible adverse effects of certain Arizona constitutional amendments, legislative measures, voter initiatives and other matters.  At any given time there may be numerous civil actions pending against the State of Arizona which could, if determined adversely to the State, affect the State’s expenditures and, in some cases, its revenues.  The information provided is only a brief summary of the complex factors affecting the financial situation in Arizona and is derived from sources that are generally available to investors and are believed to be accurate.  It is based in part on information obtained from various State and local agencies in Arizona or contained in Official Statements for various Arizona municipal obligations.  No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors affecting the Tax-Free California Fund
Economic condition and outlook.  The California economy is the largest among the states and one of the largest in the world.  Major components of the State’s economy are high technology, trade, entertainment, agriculture, manufacturing, tourism, construction, and services.  A housing downturn that began in California in the fall of 2005 and worsened in 2006 and 2007 was instrumental in slowing average monthly job growth from 27,400 in 2005 to 3,400 in 2007 to a loss of 7,800 jobs per month for the first eight months of 2008. The key factors involved in the California slowdown are generally the same as for the nation, that is, sharply reduced levels of activity and subdued performance in most sectors. However, because the turmoil in the housing and mortgage markets has been more pronounced for the state than nationally, California’s outlook is likewise more negative than for the country as a whole.  Of particular concern has been the epidemic of foreclosures and major job and income losses associated the housing-related and financial services sectors.

California personal income growth is expected to slow, from 6.3% in 2007 to 3.9% in 2008 and 2.1% in 2009.  Growth in statewide taxable sales turned negative in mid-2007 and is forecast to decline 3.5% in 2008 and 0.4% in 2009.  The State unemployment rate was 5.4% for 2007 up from 4.9% for 2006, and is estimated to increase to 7.2% in 2008 and 8.8% in 2009.  Wage and salary employment is projected to decline from 0.8% in 2007 to -0.5% in 2008 and -1.3% in 2009.  Personal income growth is anticipated to slow from 6.3% in 2007 to 3.9% in 2008 and 2.1% in 2009 before partially rebounding in 2010.

Revenues and expenditures.  The California Legislative Analyst’s Office, in its November 2008 California Fiscal Outlook, noted that California’s budget outlook has deteriorated and projects that absent corrective action the State will end the 2009 fiscal year with an $8 billion deficit and the 2010 fiscal year with a $27.8 billion deficit.  This extremely negative outlook is due in part to a combination of reduced consumer spending, higher unemployment and the near collapse of the financial and credit markets and an anticipated decline in tax revenues from all three of the State's major taxes — personal income tax, sales and use tax, and corporation tax.

Limitations on taxes and appropriations.  The California budget process is greatly impacted by a series of State constitutional and statutory limitations that have been enacted over the years, often through voter initiatives, that make it more difficult to raise taxes or have restricted the use of the State's General Fund or special fund revenues.

Certain California municipal obligations may be obligations of issuers that rely in whole or in part, directly or indirectly, on ad valorem property taxes as a source of revenue.  The taxing powers of California local governments and districts are limited by Article XIII A of the California Constitution, enacted by the voters in 1978 and commonly known as “Proposition 13.”  Proposition 13 reduced and limited the future growth of property taxes and limited the ability of local governments to impose special taxes devoted to a specific purpose without two-thirds voter approval.  Proposition 218, another constitutional amendment initiative enacted in 1996 further limited the ability of local governments to raise taxes and fees.  Counties, in particular have had fewer revenue raising options

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than many other local government entities, while having to maintain many services.

California and its local governments are subject to an annual “appropriations limit” imposed by Article XIII B of the California Constitution, enacted by the voters in 1979 and significantly amended by Propositions 98 and 111 in 1988 and 1990, respectively.  Proposition 98, as modified by Proposition 111, changed State funding of public education below the university level and the operation of the appropriations limit, primarily by guaranteeing K-14 schools a minimum amount of funding.  The Proposition 98 guarantee is funded by local property taxes and the General Fund.  Article XIII B prohibits the State or any covered local government from spending “appropriations subject to limitation” in excess of the appropriations limit imposed.  “Appropriations subject to limitation” are authorizations to spend “proceeds of taxes,” which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees, to the extent that such proceeds exceed the cost of providing the product or service, but “proceeds of taxes” exclude most State subventions to local governments, tax refunds and some benefit programs.  No limit is imposed on appropriations of funds that are not “proceeds of taxes,” such as reasonable user charges or fees, and certain other non-tax funds.  The appropriations limit does not restrict appropriations to pay debt service on voter-authorized bonds and may be exceeded in cases of emergency.

Among the expenditures not included in the Article XIII B appropriations limit are (1) the debt service cost of bonds issued or authorized prior to January 1, 1979, or subsequently authorized by the voters, (2) appropriations required to comply with mandates of courts or the federal government, (3) appropriations for certain capital outlay projects, (4) appropriations for tax refunds, (4) appropriations of revenues derived from any increase in gasoline taxes and vehicle weight fees above January 1, 1990, levels, and (5) appropriations of certain taxes imposed by initiative.  The appropriations limit for each year is based on the appropriations limit for the prior year, adjusted annually to reflect changes in per capita income and population, and when applicable, any transfers of financial responsibility for providing services from one governmental unit to another or transfer of the financial source for the provision of services from tax proceeds to non-tax-proceeds.

More recently a new series of Constitutional amendments have also affected the budget process.  The Balanced Budget Amendment (Proposition 58) adopted in 2004 requires the State to adopt and maintain a balanced budget, establish a reserve fund and restricts future borrowing to cover fiscal year end deficits.  Proposition 1A, approved in 2004, limits the limits the Legislature's power over local revenue sources, and Proposition 1A, approved in 2006, limits the Legislature's ability to use sales taxes on motor vehicle fuels for any purpose other than transportation.

Obligations of the State of California.  The State Constitution prohibits the creation of general obligation indebtedness of the state unless a bond measure is approved by voters.  Under the California Constitution, debt service on outstanding general obligation bonds is the second charge to the General Fund after support of the public school system and public institutions of higher education. The State had approximately $45 billion aggregate principal amount of non-self liquidating general obligation bonds outstanding and approximately $56 billion of unissued non-self liquidating general obligation bonds as of September 1, 2008.

Other issuers of California municipal obligations.  There are a number of State agencies, instrumentalities, and political subdivisions of the State that issue municipal obligations, some of which may be conduit revenue obligations payable from payments from private borrowers.  These entities are subject to various economic risks and uncertainties, and the credit quality of the securities issued may vary considerably from the credit quality of the obligations backed by the full faith and credit of the State.  The State of California has no obligation with respect to any obligations or securities of a county or any of the other participating entities, although under existing legal precedents, the State may be obligated to ensure that school districts have sufficient funds to operate.

Bond ratings.  The State's general obligation bonds are rated A+ (with a negative outlook) by S&P, A1 by Moody's, and A+ (with a negative outlook) by Fitch (ratings confirmed as of December 12, 2008).  There can be no assurance that such ratings will be maintained in the future.  It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal proceedings.  There are numerous civil actions pending against the State, which could, if decided against the State, require the State to make significant future expenditures and may substantially impair revenues and cash flow.  It is not possible to predict what impact, if any, such proceedings may have on the Tax-Free California Fund.

Other considerations.  Substantially all of California is within an active geologic region subject to major seismic activity.  Northern California, in 1989, and southern California, in 1994, experienced major earthquakes causing billions of dollars in damages.  Any California municipal obligation in the Tax-Free California Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions.  Compensatory financial assistance could be constrained by the inability of (i) an issuer to have obtained earthquake insurance coverage at reasonable rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the Federal or State government to appropriate sufficient funds within their respective budget limitations.

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California is facing the most significant water crisis in its history. After experiencing two years of drought and the driest spring in recorded history, water reserves are extremely low. With the Sacramento–San Joaquin Delta ecosystem near collapse, court ordered restrictions on water deliveries from the Delta have reduced supplies from the State's two largest water systems by 20% to 30%.  In addition, drought conditions created a situation of extreme fire danger and contributed to 2008 fire season, which was the worst in California's history.  The State has spent $305 million on emergency firefighting since the start of the current fiscal year on July 1, 2008, which is $236 million over budget.

The Tax-Free California Fund is susceptible to political, economic or regulatory factors affecting issuers of California municipal obligations.  These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters.  The information provided is only a brief summary of the complex factors affecting the financial situation in California and is derived from sources that are generally available to investors and are believed to be accurate.  It is based in part on information obtained from various State and local agencies in California or contained in Official Statements for various California municipal obligations.  No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors affecting the Tax-Free Colorado Fund
Economic condition and outlook.  Colorado’s major economic sectors include agriculture, manufacturing, technology, tourism, energy production, and mining.  Considerable economic activity is generated in support of these sectors by government, wholesale and retail trade, transportation, communications, public utilities, finance, insurance, real estate, and other services.  Given the State’s semiarid climate, water resource development, allocation, and conservation are ongoing issues for State management.

According to the September 2008 revenue forecast report from the Governor’s Office of State Planning and Budgeting (“OSPB”), the State’s economy is exhibiting lower unemployment, greater job growth, and lower inflation than the national overall. Colorado’s nonfarm employment increased 2.2% in 2007.  Retail trade sales are estimated to show 4.0% growth in 2008, down from 7% in 2007.  Per capita income is estimated to rise 3.1% in 2008, down from 4.0% in 2007.  The 2007 unemployment rate dropped to 3.8%, its lowest reading since 2000.

The OSPB forecasts that: nonfarm employment will increase 1.3% per year in 2008 and 2009, unemployment will average 4.9% per year in 2008 and 2009; wage and salary income growth will average 4.9% in 2008 and 4.0% in 2009; and total population growth will be 2.0% per year in 2008 and 2009.  Retail trade sales are expected to increase 4.0% in 2008 and 5.2% in 2009.  The Colorado inflation rate is forecasted to be 3.7% in 2008 and 3.0% in 2009.  With the recent events in the credit markets, there is concern that regardless of Colorado's focus on emerging industries, many new businesses will not have enough access to capital to succeed.  However, it appears that the renewable energy sector will lead the way for economic growth in Colorado for the foreseeable future.

Revenues and expenditures.  The Colorado budget process is greatly impacted by a series of State constitutional and statutory limitations including the following: 1) a constitutional requirement that expenditures for any fiscal year not exceed revenues for such fiscal year; 2) by statute, the amount of General Fund revenues available for appropriation is based upon revenue estimates which, together with other available resources, must exceed annual appropriations by the amount of the unappropriated reserve requirement that is currently set at 4%; 3) a 1992 constitutional amendment that requires the State and local governments to reserve a certain percentage of its fiscal year spending (excluding bonded debt service) for emergency use, that is currently set at 3%; 4) General Fund appropriations are also limited by statute to an amount equal to the cost of performing certain required reappraisals of taxable property plus an amount equal to the lesser of (i) 5% of Colorado personal income or (ii) 106% of the total General Fund appropriations for the previous fiscal year, with certain exceptions; 5) a constitutional amendment that restricts the ability of the State and local governments to increase revenues and impose taxes; 6) a constitutional amendment mandating the General Assembly to provide specific education-related increases each year; and 7) the Taxpayer’s Bill of Rights (“TABOR”), Article X, Section 20 of the Colorado State Constitution, that limits the State’s revenue growth to the sum of inflation plus population growth in the previous calendar year, with revenues in excess of that amount refunded to the taxpayers unless voters approve otherwise.

With certain exceptions, the rate of growth of State revenues is limited to the combination of the percentage change in the State’s population and inflation based on the Denver-Boulder CPI-Urban index.  The exceptions include federal funds, gifts, property sales, refunds, damage recoveries, transfers, and qualified enterprise fund revenues.  Revenues collected in excess of the limitation must be returned to the citizens unless a vote at the annual election in November allows the State to retain the surplus.  TABOR also limits the General Assembly’s ability to raise taxes, to borrow money, and to increase spending limits (including the 6% limit on General Fund expenditure growth).  With the exception of a declared emergency, taxes can only be raised by a vote of the people at the annual election.  Multiple year borrowings can only be undertaken after approval by a vote of the people at the annual election.  The TABOR limits are calculated and applied at the statewide level without regard to fund type; however, the TABOR refunds have historically been paid from the General Fund.  Therefore, the TABOR revenue, expenditure, debt, and tax-increase limitations are a significant factor in the changing fiscal health of the State’s General Fund.

TABOR refunds are also normally affected by two other factors.  The first is called a growth dividend, and is a statutory

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provision that allows the State to increase the TABOR limit up to a total of six percentage points over nine years in order to recover excess refunds made in the 1990s because of understated population estimates.  The second is known as the ratchet down effect of TABOR.  It occurs because the subsequent year limit is calculated based on the lesser of the current year revenues or current year limit.  When revenues are below the limit, it results in a permanent reduction in the State’s ability to retain revenues.

In fiscal year 2004–2005, the TABOR surplus reappeared after a four-year absence, totaling $44.7 million.  The TABOR surplus returned because of rising General Fund revenues from income taxes and surging severance and unemployment insurance taxes.  The State normally refunds each year’s TABOR surplus through 16 refund mechanisms.  Because monies are distributed through each of the mechanisms concurrently, the State has frequently refunded more money to taxpayers than the actual TABOR surplus.  Since the State is not obligated to refund more than the TABOR surplus, legislation was enacted to credit the amount of overpayment to future TABOR surpluses.  House Bill 05-1310 further revised surplus overpayment treatment and permanently raises the TABOR limit.  Voters approved a measure in 2005 that authorizes the State to retain revenues in excess of the limit for the five fiscal years 2005–2006 through 2009–2010.  As a result, there was no TABOR refund required for fiscal years 2005–2006 through 2007–2008 even though the TABOR nonexempt revenues exceeded the TABOR limit.

In fiscal year 2007–2008, the General Fund ended with a $325.4 million reserve, which exceeded the statutory 4% reserve by $41.9 million.  Based on September 2008 projections, the State will have enough revenue to preserve a 4% reserve for 2008–2009 with an anticipated $301.9 million reserve.

Debt management.  Under its constitution, the State of Colorado is not permitted to issue general obligation bonds secured by the full faith and credit of the State.  However, certain agencies and instrumentalities of the State are authorized to issue Certificates of Participation secured by buildings and vehicles and revenue bonds secured by pledges of future revenues from specific projects and activities.  The State enters into certain lease transactions, which are subject to annual renewal at the option of the State.  In addition, the State is authorized to issue short-term revenue anticipation notes.  Local governmental units in the State are also authorized to incur indebtedness.  The major source of financing for such local government indebtedness is an ad valorem property tax.  In addition, in order to finance public projects, local governments in the State can issue revenue bonds payable from the revenues of a utility or enterprise or from the proceeds of an excise tax, or assessment bonds payable from special assessments.  Colorado local governments can also finance public projects through leases, which are subject to annual appropriation at the option of the local government.  Local governments in Colorado also issue tax anticipation notes.

Other considerations.  The Tax-Free Colorado Fund is susceptible to political, economic or regulatory factors affecting issuers of Colorado municipal obligations.  These include the possible adverse effects of certain Colorado constitutional amendments, legislative measures, voter initiatives and other matters.  At any given time, there may be numerous civil actions pending against the State of Colorado which could, if determined adversely to the State, affect the State’s expenditures and, in some cases, its revenues.  The information provided is only a brief summary of the complex factors affecting the financial situation in Colorado and is derived from sources that are generally available to investors and are believed to be accurate.  It is based in part on information obtained from various state and local agencies in Colorado or contained in Official Statements for various Colorado municipal obligations.  No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors affecting the Tax-Free Idaho Fund
Economic condition and outlook.  According to the October 2008 forecast by the Idaho Division of Financial Management, Idaho’s economy is continuing to grow and evolve, albeit at a much slower pace.  It is estimated that Idaho nonfarm employment will decline 0.7% in 2008, Idaho personal income will rise 3.4% and Idaho population will increase 2.0%.  In comparison, in 2007 nonfarm employment expanded 2.7%, personal income rose 7.1%, and population grew 2.5%.  The forecast calls for nonfarm employment growth to decline 1.4% in 2009 and increase 1.4% in 2010.  Idaho personal income growth is expected to slow to 3.1% in 2009 and 4.1% in 2010.   Population growth is expected to slow slightly to 1.3% in 2009 and 1.7% in 2010.

Most of the State’s employment growth will continue to come from the constantly evolving services-producing sector.  The private portion of the non-goods-producing sector, which includes services and trade, accounted for approximately 80% of jobs in 2007.  The non-goods-producing sector is forecast to see its job growth decline from 3.2% in 2007 to 0.9% in 2008 and 0.01% in 2009.  The goods-producing sector, which includes construction, lumber, and wood products, increased 0.9% in 2007, but is anticipated to decline 7.7% in 2008 and 8.5% in 2009.  After a 4.6% decline in 2007, Idaho’s logging and wood products employment is now forecast to shrink 15% in 2008 and 13.3% in 2009.  Following two flat years, the high tech sector is also shrinking as a result of layoffs in 2007 and 2008 from the State’s largest high tech employers.  The number of computer and electronics manufacturing jobs in this sector is currently forecast to decrease 11.8% in 2008, 13.8% in 2009, and 4.9% in 2010.

Revenues and expenditures.  Article VII of the Idaho Constitution mandates that governmental expenditures can not exceed appropriations.  At fiscal year end, unexpended appropriation balances generally lapse unless reappropriated by the Legislature.

The assets of the State's primary government exceeded its liabilities for the fiscal year ended June 30, 2007, by approximately $8.7 billion (reported as net assets).  Of this amount, $1.2 billion (unrestricted net assets) may be used to meet the State’s ongoing

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obligations to citizens and creditors.  In fiscal year 2007, the State’s total net assets increased by $917.8 million. Net assets of governmental activities increased by $751.7 million, while net assets of business-type activities increased by $166.1 million.

As a result of a November 1998 Master Settlement Agreement between the five largest tobacco manufacturers and 46 states, Idaho received cash payments of $23.7 million during fiscal year 2007.  Annual payments are to be received in perpetuity, subject to numerous adjustments.  A number of tobacco manufacturers have commenced litigation against Idaho and other states alleging that the states have not diligently enforced the Master Settlement Agreement.  While Idaho believes the allegations regarding Idaho enforcement are without merit, the litigation threatens this income stream.

As of the close of the 2007 fiscal year, the State’s governmental funds reported combined ending fund balances of $2.8 billion, with $1.3 billion reserved for specific purposes and $1.5 billion unreserved.  This includes the General Fund’s unreserved fund balance of $996.5 million.

On July 14, 2008, the State Controller announced the financial condition of the State for the fiscal year ended June 30, 2008.  She reported that the State closed 2008 fiscal year end books with a $223.8 million one-time General Fund surplus.

Debt management.  The State of Idaho has no outstanding general obligation bond debt.  Article VIII, Section 1 of the Idaho Constitution was amended in 1998 to specify that the legislature shall not create any debts or liabilities, except in extreme emergencies, unless authorized by law and then approved by the people in a general election.  The section does not apply to liabilities incurred for ordinary operating expenses, nor to debts or liabilities that are repaid by the end of the fiscal year.  The debts or liabilities of independent public bodies corporate and politic created by law and which have no power to levy taxes or obligate the General Fund of the State are not debts or liabilities of the State of Idaho.

The State receives revenues unevenly throughout the year, but pays expenses fairly evenly throughout the year.  In order to manage this mismatch of expenses-to-revenues the State Treasurer, on approval of the State Board of Examiners, may issue a tax anticipation note to smooth out the State’s revenues.  The State Treasurer has in the past issued internal General Fund tax anticipation notes to borrow monies from other available State funds or accounts, as well as external tax anticipation notes which were sold in the open market.  All notes issued by the State must mature not later than the end of the then-current fiscal year. Each note when duly issued is a valid and binding obligation of the State of Idaho, backed by the full faith and credit of the State of Idaho.

The Idaho Bond Bank Authority (the "Authority") was created by Idaho Code, Section 67-8703, authorizing the Authority to issue bonds to make loans to municipalities for infrastructure.  The Authority can obtain better credit ratings, interest rates, and lower underwriting costs than municipalities can obtain individually.  The Authority can obligate sales tax revenue as a source of payment or security for bonds issued, which imposes a potential direct financial burden on the State.  The bonds are limited obligations of the Authority and do not constitute a debt of the State or any of its political subdivisions.

At fiscal year end 2007, the State had $790.0 million in long-term debt versus $563.6 million the prior year, an increase of $226.4 million.  The key factor in this increase was bonds and notes issued by the Idaho State Building Authority, Idaho Transportation Department and the colleges and universities.

Bond ratings.  Although the State has no general obligation debt outstanding, Moody’s has assigned the State an issuer rating of “Aa2” with a stable outlook.  Moody’s upgraded the issuer rating from “Aa3” to “Aa2” on December 21, 2004 (rating confirmed as of December 12, 2008).  There can be no assurance that such rating will be maintained in the future.  It should be noted that the creditworthiness of obligations issued by local Idaho issuers may be unrelated to the creditworthiness of obligations, including Tax Anticipation Notes, issued by the State of Idaho, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Legal proceedings.  At any given time there may be numerous civil actions pending against the State of Idaho which could, if determined adversely to the State, affect the State’s expenditures and, in some cases, its revenues.

Other considerations.  The Tax-Free Idaho Fund is susceptible to political, economic or regulatory factors affecting issuers of Idaho municipal obligations.  These include the possible adverse effects of certain Idaho constitutional amendments, legislative measures, voter initiatives and other matters.  The information provided is only a brief summary of the complex factors affecting the financial situation in Idaho and is derived from sources that are generally available to investors and are believed to be accurate.  It is based in part on information obtained from various State and local agencies in Idaho or contained in Official Statements for various Idaho municipal obligations.  No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors affecting the Tax-Exempt Minnesota Funds
Economic condition and outlook.  In its November 2008 forecast, the Minnesota's Office of Management and Budget reported that instead of gathering strength as previously forecasted, problems stemming from the housing downturn began to expand

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into the rest of the economy over the summer.  During October, negative pressure on household wealth intensified following the stock market's plunge.  They reported that home prices are tumbling throughout Minnesota, foreclosures and bankruptcy filings are on the rise, credit conditions for both consumers and business firms have tightened, and job losses are occurring in most industry sectors.  Year-over-year total job loss through October 2008 totals 16,500 jobs. In August 2008, Minnesota's unemployment rate rose to 6.0%, the highest recorded since 1986.  In the spring of 2007, Minnesota's rate exceeded the nation for the first time since 1976. Additional job losses of up to 50,000 and an 8% unemployment rate are forecast for 2009.

The job losses have been spread across 8 of the 11 major industrial sectors.  The trade, transportation and utilities industry's loss of 4,800 jobs during the October 2008 year-over-year period was driven by declines in the retail trade industry.  Other areas of weakness in the sector included auto dealerships and transportation. During the same period, manufacturing lost 2,000 jobs and professional and business services lost 1,100 jobs.  The construction sector has also been a leading source of Minnesota job losses with the year-over-year loss of 1,900 jobs. This industry has now lost one in every six jobs since peaking in February 2006.  The losses in construction, wood product manufacturing, furniture and related manufacturing, and building materials are clearly the result of the housing downturn.  The other losses appear to be from a combination of other factors, including the decline in consumer spending which reduces the demand for workers which in turn causes consumer spending to decline further.  Drought conditions through much of Minnesota in since 2006, have also impacted agricultural producers, particularly in the area of livestock operations which have experienced damaged pasture and range conditions.

Revenues and expenditures.  Minnesota operates on a two-year budget cycle (a biennium).  The governor’s biennial budget is presented to the legislature in January of odd numbered years for the upcoming biennium.  State statutes and the Minnesota constitution are considered to require a balanced budget.

The assets of the State exceeded liabilities at June 30, 2007 by $12.9 billion (presented as net assets).  Of this amount, $1.3 billion was reported as unrestricted net assets.  As of the end of the 2007 fiscal year, the State’s governmental funds reported combined ending fund balances of $5.4 billion, an increase of $859 million compared with the prior year.

The General Fund is the chief operating fund of the State. At the end of the 2007 fiscal year, the General Fund unreserved fund balance was $1.124 billion, while showing a $1.280 billion total fund balance.  The remaining governmental funds reported $2.108 billion of undesignated unreserved fund balance, which is available for spending at the government’s discretion and $1.860 billion in designated fund balance.  The November 2008 Office of Management and Budget forecast for the 2008–2009 biennium projects an ending deficit of $426 million.

Debt management.  The State debt management policy has five guidelines.  The first requires that appropriation for debt service should not exceed 3.0% of the total projected biennial General Fund non-dedicated revenues.  The ratio of transfers to net non-dedicated revenues for the biennium ending June 30, 2007 is estimated at 2.69%.  The second and third guidelines state that the total amount of Minnesota State general obligation bonded debt should not exceed 2.5% of State personal income, and also that the total debt of State agencies should not exceed 3.5% of total personal income.  The ratio of State general obligation debt to personal income for the biennium ending June 30, 2009 was estimated to be 1.98%.  The ratio of debt of State agencies to total person income based on debt outstanding on June 30, 2007, and estimated personal income for that fiscal year was 3.03%.  The fourth guideline states that the total amount of State general obligation debt, moral obligation debt, State bond guarantees, equipment capital leases and real estate leases should not exceed 5.0% of State personal income.  That ratio was 1.96% based on information at June 30, 2007.  The fifth guideline states that 40.0% of general obligation debt shall be due within five years and 70% within ten years.  As of June 30, 2007, 70.3% of the State’s general obligation bonds were scheduled to mature within ten years and 40.0% were scheduled to mature within five years.

The total amount of State general obligation bonds outstanding on December 1, 2008, was approximately $4.3 billion.  The total amount of general obligation bonds authorized but unissued as of December 1, 2008, was approximately $3.1 billion.

Legal proceedings.  At any given time there are numerous civil actions pending against the State of Minnesota which could, if determined adversely to the State, materially affect the State’s expenditures and, in some cases, its revenues.  Payment of tort claims against the State is made from funds appropriated by the Minnesota legislature to agencies for their general operations.  A material number of tort claims arising out of the August 1, 2007, Interstate Highway 35W bridge collapse are considered likely, however, they will be limited by state law which set the maximum limits of limits of liability for tort claims arising in Minnesota prior to January 1, 2008, to $300,000 for any one claim and $1 million for any number of claims arising out of a single occurrence.  For tort claims arising on or after January 1, 2008, the limits are raised to $400,000 for any one claim and $1.2 million for any number of claims arising out of single occurrence.  For tort claims arising on or after January 1, 2009, the limits are further raised to $500,000 and $1.5 million, respectively. Lawsuits based on non-tort theories furnish another basis for liability. Included in the State’s outstanding non-tort litigation are matters related to eminent domain action litigation, cigarette fees and taxes, Medicaid, child support collection and corporate income taxes. Any one of these cases or classes of cases, if decided adversely, could result in an expenditure of State moneys of $15 million in excess of current expenditure levels.

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Bond ratings. Moody’s rates Minnesota’s general obligation bonds Aa1 and S&P rates the State’s general obligation at AAA (ratings confirmed as of December 12, 2008).  There can be no assurance that such ratings will be maintained in the future.  It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Other considerations.  Each Tax-Free Minnesota Fund is susceptible to political, economic or regulatory factors affecting issuers of Minnesota municipal obligations.  These include the possible adverse effects of certain Minnesota constitutional amendments, legislative measures, and voter initiatives.  The information provided is only a brief summary of the complex factors affecting the financial situation in Minnesota and is derived from sources that are generally available to investors and are believed to be accurate.  It is based in part on information obtained from various State and local agencies in Minnesota or contained in Official Statements for various Minnesota municipal obligations.  No independent verification has been made of the accuracy or completeness of any of the following information.

Factors affecting the Tax-Free New York Fund
Economic condition and outlook.  A wave of unprecedented financial sector shocks turned the national economic downturn into a global financial crisis that is expected to have a severe and negative impact on State finances. In New York, the impact of the crisis is expected to have grave consequences for the State's financial services sector, one of the principal sources of State tax revenues.  Layoffs in this sector alone are now expected to total approximately 45,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services.  This compares to a loss of approximately 30,000 jobs in the months following the September 11, 2001, terrorist attacks.  New York's Division of the Budget now estimates that financial and insurance sector bonuses will fall 43% for the 2008–2009 bonus season and another 21% for 2009–2010, representing larger declines than were seen in the aftermath of September 11th.  Declining employment and bonuses will have negative implications for overall income growth as well. New York State wages are now projected to fall 1.8% in fiscal year 2008–2009, which translates into a $9.2 billion reduction in the wage base. Growth in total New York personal income for 2009 has been revised down to an anticipated decline of 1.0%, following growth of 2.7% for 2008.

General government results.  An operating surplus of $1.6 billion is reported in the New York State General Fund for fiscal year 2007–2008.  This results in an accumulated General Fund balance of $4 billion.  The State completed its fiscal year ended March 31, 2008, with a combined Governmental Funds operating deficit of $360 million as compared to a combined Governmental Funds operating deficit for the preceding fiscal year of $45 billion.  The combined 2007–2008 operating deficit of $360 million included an operating surplus in the General Fund of $1.6 billion, offset by operating deficits in the General Obligation Debt Service Fund of $301 million and the Other Governmental Funds of $1.6 billion.

The State’s financial position as shown in its Governmental Funds Balance Sheet as of March 31, 2008, includes a fund balance in its Governmental Funds of $11.8 billion represented by liabilities of $23.6 billion and by assets available to liquidate such liabilities of $35.4 billion.  The Governmental Funds fund balance includes a $4 billion accumulated General Fund balance.

Debt administration.  There are a number of methods by which the State may incur general obligation debt.  The State may issue general obligation bonds approved by the voters and notes in anticipation of such bonds.  The State, with voter approval, may also directly guarantee obligations of public benefit corporations.  Payments for debt service on State general obligation and State-guaranteed bonds or notes are legally enforceable obligations of the State.

The State had $3.264 billion in general obligation bonds outstanding at 2008 fiscal year-end.  During the year the State issued $268 million in general obligation bonds.  The total amount of general obligation bonded debt authorized but not yet issued at 2007–2008 year-end was $3.1 billion.

The State has also entered into lease/purchase agreements with selected public benefit corporations and municipalities for certain of its capital facilities.  Under the agreements, construction costs generally are initially paid from appropriations and repaid to the State from proceeds of bond issues.  The State has also entered into other financing agreements with several public benefit corporations.  The terms of these arrangements require the State to fund the debt service requirements of the specific debt issued by these entities.  The public benefit corporations will generally retain title to the assets acquired with the bond proceeds.  As of March 31, 2008, the State had long-term debt obligations of $36.796 billion under lease/purchase and other financing arrangements (nonvoter approved), an increase of $1.545 billion from fiscal 2007.

In the most recent State annual report, concerns were raised regarding anticipated budget gaps exceeding $26 billion over the next several years.  It was noted that New York State has historically engaged in budgeting for the short-term without sufficient regard for long-term consequences as New York budgets have contained spending commitments that dramatically outpace realistic revenue growth.

Bond ratings.  The State’s general obligation bonds are rated AA (with a stable outlook) by S&P, Aa3 by Moody’s, and AA-

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by Fitch (ratings confirmed as of December 12, 2008).  There can be no assurance that such ratings will be maintained in the future.  It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and that there is no obligation on the part of the State to make payment on such local obligations in the event of default.

Risk management.  New York State does not insure its buildings or their contents against theft, fire or other risks and does not insure its automobiles against the possibility of bodily injury and property damages.  The State does, however, have fidelity insurance on State employees.  Workers’ compensation coverage is provided on a self-insurance basis.

Legal proceedings.  The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations.  Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings and other alleged violations of State and Federal laws.

Included in the State’s outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State’s Medicaid and mental health programs.  Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care that could require substantial increased financing of the litigated programs in the future.

With respect to pending and threatened litigation, the State has reported liabilities of $97 million for awarded and anticipated unfavorable judgments.  In addition, the State is party to other claims and litigation that its legal counsel has advised may result in possible adverse court decisions with estimated potential losses of nearly $234 million.

Other considerations.  The Tax-Free New York Fund is susceptible to political, economic or regulatory factors affecting issuers of New York municipal obligations.  The information provided is only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors and are believed to be accurate.  It is based in part on information obtained from various State agencies in New York or contained in Official Statements for various New York municipal obligations.  No independent verification has been made of the accuracy or completeness of any of the preceding information.

Factors affecting Puerto Rico
Geographic location and demography.  The Commonwealth of Puerto Rico (“Puerto Rico” or the “Commonwealth”) is the fourth largest Caribbean island and is located approximately 1,600 miles southeast of New York.  It is approximately 100 miles long and 35 miles wide.  According to United States government statistics, the population of Puerto Rico was approximately 3,927,766 in July 2006, compared to 3,808,610 in 2000.

Relationship with the United States.  Puerto Rico came under the sovereignty of the United States with the signing of the Treaty of Paris on December 10, 1898, at the conclusion of the Spanish-American War.  Puerto Ricans became citizens of the United States in 1917.  In 1950, the Congress of the United States enacted Public Law 600 in order to provide for an increased Puerto Rican self-government.  This law set forth the political, economic and fiscal relationship between Puerto Rico and the United States.  It also provided for the drafting and adoption of a local constitution, which became effective July 25, 1952.

The United States and the Commonwealth share a common defense, market and currency.  Puerto Rico exercises virtually the same control over its internal affairs as any of the 50 states of the United States.  However, it differs from the states in its relationship with the United States federal government.  The people of Puerto Rico are citizens of the United States but do not vote in national elections (they can only vote in local (Puerto Rico) elections).  The people of the Commonwealth are represented in Congress by a Resident Commissioner who has a voice, but no vote, in the House of Representatives.  Puerto Rico is a self-governing commonwealth in association with the United States.  The chief of state of the Commonwealth is the President of the United States.  The head of government is an elected Governor.  There are two legislative chambers: the House of Representatives and the Senate.

While Puerto Rico has authority over its internal affairs, the United States controls interstate trade, foreign relations and commerce, customs administration, control of air, land and sea, immigration and emigration, nationality and citizenship, currency, maritime laws, military service, military bases, army, navy and air force, declaration of war, constitutionality of laws, jurisdictions and legal procedures, treaties, radio and television--communications, agriculture, mining and minerals, highways, postal system, social security, and other areas generally controlled by the federal government in the United States.  Puerto Rican institutions control internal affairs unless U.S. law is involved, as in matters of public health and pollution.  The major differences between Puerto Rico and the 50 states are its local taxation system and exemption from most federal taxes, its lack of voting representation in either house of the U.S. Congress, the ineligibility of Puerto Ricans to vote in presidential elections, and its lack of participation in some revenues reserved for the states.

Economic condition and outlook.  The Commonwealth has established policies and programs directed principally at

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developing the manufacturing and services sectors of the economy and expanding and modernizing the Commonwealth’s infrastructure.  Domestic and foreign investment has been stimulated by selective tax exemptions, development loans, and other financial and tax incentives.  Infrastructure expansion and modernization have been to a large extent financed by bonds and notes issued by the Commonwealth, its public corporations, and municipalities.  Economic progress has been aided by significant increases in the levels of education and occupational skills of the Commonwealth’s population.

The economy of Puerto Rico is closely linked to the United States economy.  Factors affecting the United States economy usually have a significant impact on the performance of the Puerto Rico economy.  These factors include exports, direct investment, federal transfer payments, interest rates, inflation rate and tourist expenditures.  During fiscal year 2007 (from July 1, 2006, to June 30, 2007) approximately 77% of Puerto Rico’s exports went to the United States, which was also the source of approximately 50% of Puerto Rico’s imports.

Puerto Rico experienced on average more than two decades of economic expansion.  Almost every sector of the economy participated, and record levels of employment were achieved.  Factors contributing to this expansion included government-sponsored economic development programs, increases in the level of federal transfers, the relatively low cost of borrowing, and, in some years, relatively low oil prices and a significant expansion in construction investment driven by infrastructure projects and private investment, primarily in housing.  However, during fiscal 2007, real gross national product decreased by 1.8% and the Puerto Rico Planning Board estimates a further 2.1% decrease in 2008.

The dominant sectors of the Puerto Rico economy are manufacturing and services.  The manufacturing sector has undergone fundamental changes over the years as a result of increased emphasis on higher wage, high technology industries, such as pharmaceuticals, biotechnology, computers, microprocessors, professional and scientific instruments, and certain high technology machinery and equipment.  During fiscal year 2007, this sector generated an estimated $36.7 billion, or 40.9%, of gross domestic product.  The services sector, including finance, insurance, real estate, wholesale and retail trade and tourism, ranks second only to manufacturing in contribution to the gross domestic product and leads all sectors in providing employment, employing an estimated 562,949 workers in fiscal year 2007 and accounting for 54.5% of total nonfarm employment.  The service sector generated $35.9 billion, or 40%, of Puerto Rico’s gross domestic product during fiscal year 2007.

Puerto Rico is heavily dependent on oil imports for the production of electricity.  As a result of the construction of two cogeneration plants, however, one of which is fueled by liquefied natural gas and the other by coal, Puerto Rico’s dependence on oil imports for the production of electricity has been reduced from 99% to 74%.  As part of their effort to reduce the cost of doing business in Puerto Rico, the Electric Power Authority is considering building a third cogeneration power plant fueled by liquefied natural gas.

The Commonwealth’s gross product in fiscal year 2007 was $58.712 billion.  In fiscal year 2007, aggregate personal income was $50.9 billion and personal income per capita was $13,491.

According to the Puerto Rico Department of Labor and Human Resources Household Employment Survey, total employment for fiscal year 2008 averaged 1,263,000 compared to 1,218,000 for fiscal year 2007.  The average unemployment rate increased from 10.4% in fiscal year 2007 to 11.0% in fiscal year 2008.

Tax incentives.  One factor that has promoted and continues to promote the development of the manufacturing sector in Puerto Rico has been the various local and federal tax incentives available, particularly those under Puerto Rico’s Industrial Incentives Program and, until recently Sections 30A and 936 of the Code.  Under various industrial incentives laws companies engaged in manufacturing and certain other designated activities were eligible to receive full or partial exemption from income, property, and other local taxes.

The 2008 Economic Incentives Act, one of the most recent of these industrial incentive laws, is aimed at promoting investment in Puerto Rico. The benefits provided by the 2008 Economic Incentives Act, like those of the 1998 Tax Incentives Act, are available to new companies as well as companies currently conducting tax-exempt operations in Puerto Rico that choose to renegotiate their existing tax exemption grant, expand current operations or commence operating a new eligible business.  The activities for tax exemption include manufacturing, certain designated serviced performed for markets outside Puerto Rico (including the U.S.), the production of energy from local renewable sources for consumption Puerto Rico and laboratories for research and development.

Under the 2008 Economic Tax Incentives Act, as with the 1998 Tax Incentives Act, companies can repatriate or distribute their profits free of Puerto Rico dividend taxes.  Core pioneer industries that employ innovated technologies in their operations and certain manufacturing industries may also qualify for various Puerto Rico tax deductions and incentives.

Incentives under the United States Tax Code.  The Tax Reform Act of 1976 created Section 936 of the Code, which revised the tax treatment of United States corporations operating in Puerto Rico by taxing such corporations on their worldwide income in a manner similar to that applicable to any other United States corporation but providing such corporations a full credit for the federal tax

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on their business and qualified investment income in Puerto Rico.  The credit provided an effective 100% federal tax exemption for operating and qualifying investment income from Puerto Rico sources.  As a result of amendments to Section 936 made in 1996 (the “1996 Amendments”), its income tax credit based on operating and certain investment income was phased out over a ten-year period for companies that were operating in Puerto Rico in 1995, and is no longer available.  The 1996 Amendments also eliminated the credit previously available for income derived from certain qualified investments in Puerto Rico.

Most of the major pharmaceutical, instrument and electronics companies manufacturing in Puerto Rico, that were operating under section 936 of the Code have reorganized their Puerto Rico operations to become controlled foreign corporations (“CFCs”).  CFCs are corporations organized outside the U.S., but controlled by U.S. shareholders.

Debt, and revenues and expenditures.  The Constitution of Puerto Rico limits the amount of general obligation (full faith and credit) debt that can be issued or guaranteed by the Commonwealth to 15% or less of the average annual internal revenues of the Commonwealth for the two preceding fiscal years.  Direct debt of the Commonwealth is supported by Commonwealth taxes.  Debt of municipalities of the Commonwealth, other than bond anticipation notes, is supported by real and personal property taxes and municipal license taxes. Debt of public corporations is generally supported by the revenues of such corporations from rates charged for services or products.  However, certain debt of public corporations is supported in whole or in part, directly or indirectly, by Commonwealth appropriations or taxes.  As of June 30, 2008, total public sector debt of the Commonwealth (in thousands) was equal to $52.947 million.

The consolidated budget for the 2008 fiscal year totaled $27.1 billion.  Of this amount, $14.5 billion was assigned to the central government.  This includes General Fund total appropriations of $9.227 billion, which represented an increase of $3 million over expenditures for fiscal year 2007.

The 2005 fiscal year budget remained in effect through fiscal year 2006 as the Governor and opposition party legislators were unable to agree on a fiscal year 2006 budget.  Expenditures continued to exceed revenues. As a result of the rising budget deficit the Commonwealth was unable to meet certain of its operating expenditures, including payroll, in 2006.  The legislature approved a $531.5 million loan from the Government Development Bank to be repaid from the revenues of a newly approved Consumption tax and the Governor signed a Deficit Executive Order in April 2006 reducing the amount of expenditures by closing certain non-essential government offices and schools on May 1, 2006, and granting 95,000 public employees a two-week unpaid leave of absence.  These measures permitted the government to resume full operation by May 15, 2006.

On May 25, 2006, the Governor signed Act No. 103 providing for fiscal reform of the Commonwealth government.  This legislation sets forth a new public policy that includes the reduction of government agencies, elimination or consolidation of redundant agencies, reduction of government payroll, and the limitation of unnecessary or excessive spending.  There is no assurance the legislation will result in the intended reduction of expenses or that it will be implemented as enacted or that it will not be judicially changed.

Act No. 117 of July 4, 2006 (“Act 117”) amended the Puerto Rico Internal Revenue Code of 1994 to provide, among other things, for a general sale and use tax of 5.5% to be imposed by the central government and authorizes each municipal government to impose a municipal sale and use tax of 1.5%. Act 117 also repealed a 5% general excise tax imposed on certain imported goods and the 3.6% general excise tax imposed on certain goods manufactured in Puerto Rico.  The provisions of Act 117 are expected to generate approximately $202 million of gross revenues in 2008.

Preliminary General Fund total revenues for fiscal year 2008 were $8.253 billion, representing a decrease of $340 million from fiscal year 2007 revenues.  Preliminary actual expenditures for fiscal year 2008 were $9.057 billion.  The Commonwealth’s budgeted expenditures for fiscal year 2009 of $9.484 billion are higher than projected revenues of $8.488 billion by approximately $1 billion.

In March and August 2008, the Governor of Puerto Rico and several other individuals were named in federal grand jury indictments relating to the use of political contributions and campaign funds during the periods when the Governor was the Resident Commissioner in Washington, D.C., and during his campaign and tenure as Governor.  It is not expected that such developments will have any impact on the fiscal affairs of the Commonwealth or on the payment of any obligations issued by the Commonwealth.  A newly elected Governor will take office in January 2009.

Bond ratings.  As of May 8, 2006, Moody’s downgraded the Commonwealth’s outstanding general obligation bonds from “Baa2” to “Baa3.”  In May 2007, S&P downgraded the Commonwealth’s outstanding general obligation bonds from “BBB” to “BBB-” (ratings confirmed as of December 12, 2008).  Any explanation concerning the significance of such ratings must be obtained from the rating agencies.  There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.  It should be noted that the creditworthiness of obligations issued by local Puerto Rican issuers may be unrelated to the creditworthiness of obligations issued by the Commonwealth of Puerto Rico, and there is no obligation on the part of the Commonwealth to make payment on such local obligations in the event of default.

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Other considerations.  The information provided is only a brief summary of the complex factors affecting the financial situation in Puerto Rico and is derived from sources that are generally available to investors and are believed to be accurate.  It is based in part on information obtained from various Commonwealth and local agencies in Puerto Rico or contained in Official Statements for various Puerto Rican municipal obligations.  No independent verification has been made of the accuracy or completeness of any of the preceding information.

APPENDIX B – DESCRIPTION OF RATINGS

General Rating Information
The ratings list below can be further described as follows.  For all categories lower than Aaa, Moody’s Investors Service, Inc. includes a “1,” “2” or “3” following the rating to designate a high, medium or low rating, respectively.  Similarly, for all categories lower than AAA, Standard & Poor’s and Fitch, Inc. may add a “+” or “-” following the rating to characterize a higher or lower rating, respectively.

Bonds
Moody’s Investors Service, Inc.	Aaa	Highest quality, smallest degree of investment risk.
	Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
	A	Upper-medium-grade obligations; many favorable investment attributes.
Baa
Medium-grade obligations; neither highly protected nor poorly secured.  Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.

	Ba	More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
	B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
	Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
	Ca	Speculative in high degree; could be in default or have other marked shortcomings.
	C	Lowest rated. Extremely poor prospects of ever attaining investment standing.
Standard & Poor’s	AAA	Highest rating; extremely strong capacity to pay principal and interest.
	AA	High quality; very strong capacity to pay principal and interest.
	A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB
Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.

BB, B, CCC, CC
Predominantly speculative with respect to the issuer’s capacity to meet required interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation.  Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

	D	In default.
Fitch, Inc.	AAA	Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA
Very high quality; obligor’s ability to pay interest and repay principal is very strong.  Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A
High quality; obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.

BBB
Satisfactory credit quality; obligor’s ability to pay interest and repay principal is considered adequate.  Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.

BB, CCC, CC, C
Not investment grade; predominantly speculative with respect to the issuer’s capacity to repay interest and repay principal in accordance with the terms of the obligation for bond issues not in default.  BB is the least speculative.  C is the most speculative.

Commercial Paper

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Moody’s		S&P		Fitch
P-1	Superior quality	A-1+ A-1	Extremely strong quality Strong quality	F-1+ F-1	Exceptionally strong quality Very strong quality
P-2	Strong quality	A-2	Satisfactory quality	F-2	Good credit quality
P-3	Acceptable quality	A-3 B C	Adequate quality Speculative quality Doubtful quality	F-3 F-S	Fair quality Weak credit quality
State and Municipal Notes
Moody’s		S&P		Fitch
MIG1/ VMIG1	Best quality	SP1+ SP1	Very strong quality Strong grade	F-1+ F-1	Exceptionally strong quality Very strong quality
MIG2/ VMIG2	High quality	SP2	Satisfactory grade	F-2	Good credit quality
MIG3/ VMIG3	Favorable quality			F-3	Fair credit quality
MIG4/ VMIG4	Adequate quality
SG	Speculative quality	SP3	Speculative grade	F-S	Weak credit quality

Earnings and Dividend Rankings for Common Stocks
Standard & Poor’s.  The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others.  In this assessment, Standard & Poor’s believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality.  The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor’s earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol.  It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle.  Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality.  Adjusted scores for earnings and dividends are then combined to yield a final score.

Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint.  Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks.  The range of scores in the array of this sample has been aligned with the following ladder of rankings:
A+	Highest	B+	Average	C	Lowest
A	High	B	Below Average	D	In Reorganization
A-	Above Average	B-	Lower

NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing.  These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase.  Rankings based upon

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earnings and dividend records are no substitute for complete analysis.  They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

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Preferred Stock Rating
Moody’s Investors Service, Inc.	Aaa	Considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
	Aa	Considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
A
Considered to be an upper-medium grade preferred stock.  While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

	Baa	Considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
Ba
Considered to have speculative elements and its future cannot be considered well assured.  Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.  Uncertainty of position characterizes preferred stocks in this class.

	B	Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
	Caa	Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
	Ca	Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.
	C	The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Standard & Poor’s	AAA	Has the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
	AA	Qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated “AAA.”
	A	Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

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BBB
Regarded as backed by an adequate capacity to pay the preferred stock obligations.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the “A” category.

BB, B, CCC
Regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations.  “BB” indicates the lowest degree of speculation and “CCC” the highest degree of speculation.  While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC	Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.
C	A non-paying issue.
D	A non-paying issue with the issuer in default on debt instruments.
NR	Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

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STATEMENT OF ADDITIONAL INFORMATION
December [29], 2010

DELAWARE GROUP TAX-FREE FUND (“TAX-FREE FUND”)
VOYAGEUR MUTUAL FUNDS

2005 Market Street, Philadelphia, PA  19103-7094

	Class A	Class B	Class C	Institutional Class
Delaware Group Tax-Free Fund
Delaware Tax-Free USA Fund	DMTFX	DTFCX	DUSCX	DTFIX
Delaware Tax-Free USA Intermediate Fund	DMUSX	DUIBX	DUICX	DUSIX
Voyageur Mutual Funds
Delaware National High-Yield Municipal Bond Fund	CXHYX	DVNYX	DVHCX	DVHIX

For Prospectus, Performance, and Information on Existing Accounts of
Class A Shares, Class B Shares, and Class C Shares:  800 523-1918

For information about the Institutional Class: 800 362-7500

For Dealer Services (Broker/Dealers only):  800 362-7500

This Statement of Additional Information (“Part B”) describes shares of Delaware Tax-Free USA Fund (“USA Fund”), Delaware Tax-Free USA Intermediate Fund (“Intermediate Fund”), and Delaware National High-Yield Municipal Bond Fund (“National High-Yield Fund”) (each individually, a “Fund,” and collectively, the “Funds”), which are series of the registered investment companies indicated above (each a “Trust” and together, the “Trusts”).  Each Fund offers Class A, B, and C Shares and Institutional Class Shares (each individually, a “Class” and collectively, the “Fund Classes”).  All references to “shares” in this Part B refer to all Classes of shares of the Funds, except where noted.  The Funds’ investment manager is Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust.

This Part B supplements the information contained in the current prospectus for Class A, B, and C Shares of the Funds, dated December [29], 2010, and the current prospectus for Institutional Class Shares of the Funds, dated December [29], 2010 (the “Prospectuses”), as they may be amended from time to time.  This Part B should be read in conjunction with the Prospectuses.  This Part B is not itself a prospectus but is, in its entirety, incorporated by reference into the Prospectuses.  A Prospectus may be obtained by writing or calling your investment dealer or by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at P.O. Box 219656, Kansas City, MO 64121-9656 by regular mail or 430 W. 7th Street, Kansas City, MO 64105 by overnight courier service, or by phone toll-free at 800 523-1918.  Please do not send any correspondence to 2005 Market Street, Philadelphia, PA 19103-7094.  With respect to Class A, B, and C Shares only, the Funds’ financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm are incorporated by reference from the Funds’ annual report (“Annual Report”) into this Part B.  The Annual Report will accompany any request for this Part B.  The Annual Report can be obtained, without charge, by calling 800 523-1918.

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	Page		Page
Organization and Classification		Purchasing Shares
Investment Objectives, Restrictions and Policies		Investment Plans
Investment Strategies and Risks		Determining Offering Price and Net Asset Value
Insurance		Redemption and Exchange
Disclosure of Portfolio Holdings Information		Distributions and Taxes
Management of the Trusts		Performance Information
Investment Manager and Other Service Providers		Financial Statements
Portfolio Managers		Principal Holders
Trading Practices and Brokerage		Appendix A – Description of Ratings
Capital Structure

2

ORGANIZATION AND CLASSIFICATION

Organization
Delaware Group Tax-Free Fund was originally organized as a Maryland corporation on August 17, 1983.  Voyageur Mutual Funds was originally organized as a Minnesota corporation in April 1993.  Both Trusts were reorganized as Delaware statutory trusts on November 1, 1999.

Classification
The Trusts are open-end management investment companies.  Each Fund’s portfolio of assets is non-diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

INVESTMENT OBJECTIVES, RESTRICTIONS AND POLICIES

Investment Objectives
Each Fund’s investment objective is described in the Prospectuses.  Each Fund’s investment objective is fundamental, and may not be changed without shareholder approval.

Fundamental Investment Restrictions
Each Fund has adopted the following restrictions that cannot be changed without approval by the holders of a “majority” of the Fund’s outstanding shares, which is a vote by the holders of the lesser of (i) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities.  The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund may not:

1.           Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations or certificates of deposit.

2.           Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3.           Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act, as amended (the “1933 Act”).

4.           Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5.           Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6.           Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

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Non-Fundamental Investment Restriction
In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restriction, which is considered non-fundamental and may be changed by each Fund's respective Board of Trustees (each, a "Board" and together, the "Boards") without shareholder approval: The Funds may not invest more than 15% of their respective net assets in securities that they cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the applicable Fund has valued the investment.

Except for the Fund's policy with respect to borrowing, any investment restriction or limitation which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities or a utilization of assets and such excess results therefrom.

Concentration Policy. In applying a Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

National High-Yield Fund may not invest more than 25% of its total assets in the securities of any industry, although, for purposes of this limitation, tax-exempt securities and U.S. government obligations are not considered to be part of any industry. The Fund may invest more than 25% of its total assets in industrial development revenue bonds. In addition, it is possible that the Fund from time to time will invest more than 25% of its total assets in a particular segment of the municipal bond market, such as housing, health care, utility, transportation, education or industrial obligations. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project; shortages or price increases of needed materials; or a declining market or need for the project) might also affect other bonds in the same segment, thereby potentially increasing market or credit risk.

Housing Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations of public bodies, including state and municipal housing authorities, issued to finance the purchase of single-family mortgage loans or the construction of multifamily housing projects. Economic and political developments, including fluctuations in interest rates, increasing construction and operating costs and reductions in federal housing subsidy programs, may adversely impact on revenues of housing authorities. Furthermore, adverse economic conditions may result in an increasing rate of default of mortgagors on the underlying mortgage loans. In the case of some housing authorities, inability to obtain additional financing also could reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par at any time in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Health Care Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance hospital or health care facilities or equipment. The ability of any health care entity or hospital to make payments in amounts sufficient to pay maturing principal and interest obligations is generally subject to, among other things, the capabilities of its management, the confidence of physicians in management, the availability of physicians and trained support staff, changes in the population or economic condition of the service area, the level of and restrictions on federal funding of Medicare and federal and state funding of Medicaid, the demand for services, competition, rates, government regulations and licensing requirements and future economic and other conditions, including any future health care reform.

Utility Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal utility authorities, to finance the operation or expansion of utilities. Various future economic and other conditions may adversely impact utility entities, including inflation, increases in financing requirements, increases in raw material costs and other operating costs, changes in the demand for services and the effects of environmental and other governmental regulations.

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Transportation Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance airports and highway, bridge and toll road facilities. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for airport use, occupancy of certain terminal space, service fees and leases. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. The air transport industry is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The revenues of issuers which derive their payments from bridge, road or tunnel toll revenues could be adversely affected by competition from toll-free vehicular bridges and roads and alternative modes of transportation. Such revenues could also be adversely affected by a reduction in the availability of fuel to motorists or significant increases in the costs thereof.

Education Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from tuition, dormitory revenues, grants and endowments. General problems of such issuers include the prospect of a declining percentage of the population consisting of college aged individuals, possible inability to raise tuition and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of federal grants, state funding and alumni support, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

Industrial Revenue Obligations. The Fund may invest, from time to time, more than 25% of its total assets in obligations issued by public bodies, including state and municipal authorities, to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the bonds to the extent that funds are available from the unexpended proceeds of the bonds or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments of the issuer are designed to be sufficient to meet the payments of amounts due on the bonds. Regardless of the structure, payment of bonds is solely dependent upon the creditworthiness of the corporate operator of the project and, if applicable, the corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or deterioration resulting from leveraged buy-outs or takeovers. The bonds may be subject to special or extraordinary redemption provisions which may provide for redemption at par or accredited value, plus, if applicable, a premium.

Other Risks. The exclusion from gross income for purposes of federal income taxes for certain housing, health care, utility, transportation, education and industrial revenue bonds depends on compliance with relevant provisions of the Code. The failure to comply with these provisions could cause the interest on the bonds to become includable in gross income, possibly retroactively to the date of issuance, thereby reducing the value of the bonds, subjecting shareholders to unanticipated tax liabilities and possibly requiring the Fund to sell the bonds at the reduced value. Furthermore, such a failure to meet these ongoing requirements may not enable the holder to accelerate payment of the bond or require the issuer to redeem the bond.

Portfolio turnover
Portfolio trading will be undertaken principally to accomplish each Fund's respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code"), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund's respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund's respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Fund's portfolio. A turnover rate of 100% would occur, for example, if all of a Fund's investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently traded. The turnover rate also may be affected by cash requirements from

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redemptions and repurchases of a Fund's shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

It is generally anticipated that USA Fund's and National High-Yield Fund's portfolio turnover rate will be less than 100% and that Intermediate Fund's portfolio turnover may exceed 100%.

For the fiscal years ended August 31, 2009 and 2010, the Funds’ portfolio turnover rates were as follows:

Fund	2009	2010
USA Fund	66%
Intermediate Fund	47%
National High-Yield Fund	67

INVESTMENT STRATEGIES AND RISKS

The Funds' investment objectives, strategies, and risks are described in the Prospectuses. The following discussion supplements the description of the Funds' investment strategies and risks that are included in the Prospectuses.

The Funds invest primarily in tax-exempt obligations. The term "Tax Exempt Obligations" refers to debt obligations issued by or on behalf of a state or territory or its agencies, instrumentalities, municipalities and political subdivisions, the interest payable on which is, in the opinion of bond counsel, excludable from gross income for purposes of federal income taxation (except, in certain instances, the alternative minimum tax, depending upon the shareholder's tax status) and with respect to the Funds, personal income tax of the state specified in a Fund's name, if any. Tax Exempt Obligations are generally issued to obtain funds for various public purposes, including the construction or improvement of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Tax Exempt Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, Tax Exempt Obligations may be issued by or on behalf of public bodies to obtain funds to provide for the construction, equipping, repair or improvement of housing facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities and certain local facilities for water supply, gas, electricity, sewage or solid waste disposal.

Securities in which the Funds may invest, including Tax Exempt Obligations, are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by the United States Congress or a state's legislature extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest on and principal of their Tax Exempt Obligations may be materially affected.

From time to time, legislation has been introduced in the United States Congress for the purpose of restricting the availability of or eliminating the federal income tax exemption for interest on Tax Exempt Obligations, some of which have been enacted. Additional proposals may be introduced in the future which, if enacted, could affect the availability of Tax Exempt Obligations for investment by the Funds and the value of each Fund's portfolio. In such event, management of the Funds may discontinue the issuance of shares to new investors and may reevaluate each Fund's investment objective and policies and submit possible changes in the structure of each Fund for shareholder approval.

To the extent that the ratings given by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or Fitch, Inc. ("Fitch") for Tax Exempt Obligations may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for their investments in accordance with the

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investment policies contained in the Funds' Prospectuses and this Part B. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Tax Exempt Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings provide an initial criterion for selection of portfolio investments, the Manager will subject these securities to other evaluative criteria prior to investing in such securities.

Advance Refunded Bonds
Escrow secured bonds or defeased bonds are created when an issuer refunds in advance of maturity (or pre-refunds) an outstanding bond issue which is not immediately callable, and it becomes necessary or desirable to set aside funds for redemption of the bonds at a future date. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by a trustee bank to secure all future payments of principal and interest of the advance refunded bond. Escrow secured bonds will often receive a rating of triple A from S&P and Moody's.

Credit Default Swaps
Each Fund may enter into credit default swap ("CDS") contracts to the extent consistent with its investment objectives and strategies. A CDS contract is a risk-transfer instrument (in the form of a derivative security) through which one party (the "purchaser of protection") transfers to another party (the "seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic premium. In the most general sense, the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of protection of the reference security or securities. The benefit for the seller of protection is the premium income it receives. A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of the Fund's portfolio holdings (i.e., to reduce risk when the Fund owns or has exposure to such securities). A Fund also might use CDS contracts to create or vary exposure to securities or markets.

CDS transactions may involve general market, illiquidity, counterparty and credit risks. CDS prices may also be subject to rapid movements in response to news and events affecting the underlying securities. The aggregate notional amount (typically, the principal amount of the reference security or securities) of a Fund's investments in the CDS contracts will be limited to 15% of the Fund's total net assets. As the purchaser or seller of protection, a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

Where a Fund is a purchaser of protection, it will designate on its books and records cash or liquid securities sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference security (or basket of securities), (2) a security (or basket of securities) deemed to be the equivalent of the reference security (or basket of securities), or (3) the negotiated monetary value of the obligation, the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the reference security (or basket of securities), the Fund will designate on its books and records cash or liquid securities sufficient to satisfy the potential obligation. To the extent that the Fund, as a seller of protection, may be required in the event of a credit default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its books and records cash or liquid securities sufficient to cover the obligation. If the CDS permits the Fund to offset its obligations against the obligations of the counterparty under the CDS, then the Fund will only designate on its books and records cash or liquid securities sufficient to cover the Fund's net obligation to the counterparty, if any. All cash and liquid securities designated by the Fund to cover its obligations under CDSs will be marked to market daily to cover these obligations.

As the seller of protection in a CDS contract, a Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring or agreed upon event (each of these events is a "Credit Event"). If a Credit Event occurs, a Fund generally would receive the security or securities to which the Credit Event relates in return for the payment to the purchaser of the par value. Provided that no Credit Event occurs, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract in return for this credit protection. In addition, if

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no Credit Event occurs during the term of the CDS contact, a Fund would have no delivery requirement or payment obligation to the purchaser of protection. As the seller of protection, a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).

As the purchaser of protection in a CDS contract, the Fund would pay a premium to the seller of protection. In return, the Fund would be protected by the seller of protection from a Credit Event on the reference security (or basket of securities). A risk in this type of transaction is that the seller of protection may fail to satisfy its payment obligations to a Fund if a Credit Event should occur. This risk is known as counterparty risk and is described in further detail below.

If the purchaser of protection does not own the reference security (or basket of securities), the purchaser of protection may be required to purchase the reference security (or basket of securities) in the case of a Credit Event on the reference security (or basket of securities). If the purchaser of protection cannot obtain the security (or basket of securities), it may be obligated to deliver a security (or basket of securities) that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

Each CDS contract is individually negotiated. The term of a CDS contract, assuming no Credit Event occurs, is typically between 2 and 5 years. CDS contracts may be unwound through negotiation with the counterparty. Additionally, a CDS contract may be assigned to a third party. In either case, the unwinding or assignment involves the payment or receipt of a separate payment by a Fund to terminate the CDS contract.

Counterparty risk. A significant risk in CDS transactions is the creditworthiness of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund's potential loss is the agreed upon periodic stream of payments from the purchaser of protection. If there is a default by a counterparty that is a seller of protection, a Fund's potential loss is the failure to receive the par value or other agreed upon value from the seller of protection if a Credit Event occurs. CDS contracts do not involve the delivery of collateral to support each party's obligations; therefore, a Fund will only have contractual remedies against the counterparty pursuant to the CDS agreement. As with any contractual remedy, there is no guarantee that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Floating Rate or Variable Demand Notes
The Funds may purchase "floating-rate" and "variable-rate" obligations. Variable or floating rate demand notes ("VRDNs") are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The interest rates are adjustable at intervals ranging from daily to up to six months to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are typically based upon the price rate of a bank or some other appropriate interest rate adjustment index. The Manager will decide which variable or floating rate demand instruments a Fund will purchase in accordance with procedures prescribed by the Boards to minimize credit risks. Any VRDN must be of high quality as determined by the Manager and subject to review by the Boards, with respect to both its long-term and short-term aspects, except where credit support for the instrument is provided even in the event of default on the underlying security, the Fund may rely only on the high quality character of the short-term aspect of the demand instrument, i.e., the demand feature. A VRDN which is unrated must have high quality characteristics similar to those rated in accordance with policies and guidelines determined by the Boards. If the quality of any VRDN falls below the quality level required by the Boards and any applicable rules adopted by the SEC, a Fund must dispose of the instrument within a reasonable period of time by exercising the demand feature or by selling the VRDN in the secondary market, whichever is believed by the Manager to be in the best interests of the Fund and its shareholders.

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Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceed 15% of a Fund's net assets only if such notes are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. If not rated, such instruments must be found by the Manager under guidelines established by a Fund's Board, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

Forward Commitments
New issues of Municipal Obligations (as defined below) and other securities are often purchased on a "when issued" or delayed delivery basis, with delivery and payment for the securities normally taking place 15 to 45 days after the date of the transaction. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. Each Fund may enter into such "forward commitments" if it holds, and maintains until the settlement date, cash or liquid securities in an amount sufficient to meet the purchase price. There is no percentage limitation on a Fund's total assets which may be invested in forward commitments. Municipal Obligations purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Municipal Obligations purchased on a when-issued basis may expose the Fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing Municipal Obligations on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Any significant commitment by a Fund to the purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value ("NAV"). Although a Fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if the Fund's Manager deems it appropriate to do so. A Fund may realize short-term profits or losses upon the sale of forward commitments.

Illiquid Investments/Restricted Securities
Each Fund is permitted to invest up to 15% of the value of its net assets in illiquid investments. An investment is generally deemed to be "illiquid" if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the investment company is valuing the investment. "Restricted securities" are securities which were originally sold in private placements and which have not been registered under the Securities 1933. Such securities generally have been considered illiquid by the staff of the SEC, since such securities may be resold only subject to statutory restrictions and delays or if registered under the 1933 Act. However, the SEC has acknowledged that a market exists for certain restricted securities (for example, securities qualifying for resale to certain "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act, certain forms of interest only and principal only, mortgaged backed U.S. government securities and commercial paper issued pursuant to the private placement exemption of Section 4(2) of the 1933 Act). The Funds may invest without limitation in these forms of restricted securities if such securities are deemed by the Manager to be liquid in accordance with standards established by each Fund's Board. Under these guidelines, the Manager must consider, among other things: (a) the frequency of trades and quotes for the security, (b) the number of dealers willing to purchase or sell the security and the number of other potential purchasers, (c) dealer undertakings to make a market in the security, and (d) the nature of the security and the nature of the marketplace trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer.)

If the Manager determines that a Rule 144A Security that was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed such Fund's 15% limit on investment in such securities, the Manager will determine what action to take to ensure that such Fund continues to adhere to such limitation.

At the present time, it is not possible to predict with accuracy how the markets for certain restricted securities will develop. Investing in restricted securities could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified purchasers of the securities become, for a time, uninterested in purchasing these securities.

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As described in the Funds' Prospectuses, the Funds are permitted to invest in municipal leases. Traditionally, municipal leases have been viewed by the SEC staff as illiquid investments. However, subject to Board standards similar to the standards applicable to restricted securities (as discussed above), the Manager may treat certain municipal leases as liquid investments and not subject to the policy limiting illiquid investments.

Interest Rate and Index Swaps
Each Fund may invest in interest rate and index swaps to the extent consistent with its respective investment objectives and strategies. A Fund will invest in interest rate swaps to adjust its sensitivity to interest rates by changing its duration, to hedge against changes in interest rates or to gain exposure to markets in which the Fund invests. A Fund may also use index swaps as a substitute for futures, options or forward contracts if such contracts are not available to the Fund on favorable terms. Each Fund may invest up to an aggregate of 20% of the Fund's net assets in futures, options and swaps as long as each Fund's investments in these securities when aggregated with other taxable investments and securities that are rated below investment grade (other than National High-Yield Fund) do not exceed 20% of the Fund's total net assets.

Swaps are agreements to exchange payment streams over a period of time with another party, called a counterparty. Each payment stream is based on a specified rate, which could be a fixed or variable interest rate, the rate of return on an index, or some other reference rate. The payment streams are calculated with reference to a hypothetical principal amount, called the notional principal or the notional amount. For example, in an interest rate swap one party may agree to pay a fixed interest rate to a counterparty and to receive in return variable interest rate payments from the counterparty. The amount that each party pays is calculated by multiplying the fixed and variable rates, respectively, by the notional amount. The payment streams may thus be thought of as interest payments on the notional amount. The notional amount does not actually change hands at any point in the swap transaction; it is used only to calculate the value of the payment streams.

When two counterparties each wish to swap interest rate payments, they typically each enter into a separate interest rate swap contract with a broker/dealer intermediary, who is the counterparty in both transactions, rather than entering into a swap contract with each other directly. The broker/dealer intermediary enters into numerous transactions of this sort, and attempts to manage its portfolio of swaps so as to match and offset its payment receipts and obligations.

The typical minimum notional amount is $5 million. Variable interest rates are usually set by reference to the London Inter-Bank Offered Rate ("LIBOR") or the rate set by the Bond Market Association ("BMA"). The typical maximum term of an interest rate swap agreement ranges from 1 to 12 years. Index swaps tend to be shorter term, often for one year. The portfolio managers presently intend to purchase swaps with maturities of up to 30 years.

A Fund may also engage in index swaps, also called total return swaps. In an index swap, a Fund may enter into a contract with a counterparty in which the counterparty will make payments to the Fund based on the positive returns of an index, such as a corporate bond index, in return for the Fund paying to the counterparty a fixed or variable interest rate, as well as paying to the counterparty any negative returns on the index. In a sense, the Fund is purchasing exposure to an index in the amount of the notional principal in return for making interest rate payments on the notional principal. As with interest rate swaps, the notional principal does not actually change hands at any point in the transaction. The counterparty, typically an investment bank, manages its obligations to make total return payments by maintaining an inventory of the fixed-income securities that are included in the index.

Swap transactions provide several benefits to a Fund. Interest rate swaps may be used as a duration management tool. Duration is a measure of a bond's interest-rate sensitivity, expressed in terms of years because it is related to the length of time remaining on the life of a bond. In general, the longer a bond's duration, the more sensitive the bond's price will be to changes in interest rates. The average duration of a Fund is the weighted average of the durations of the Fund's fixed-income securities.

If a Fund wished to shorten the duration of certain of its assets, longer term assets could be sold and shorter term assets acquired, but these transactions have potential tax and return differential consequences. By using an interest rate swap, a Fund could agree to make semi-annual fixed rate payments and receive semi-annual floating rate LIBOR or BMA payments adjusted every six months. The duration of the floating rate payments received by the Fund may be six months.

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In effect, a Fund can reduce the duration of the notional amount invested from a longer term to six months over the life of the swap agreement.

A Fund may also use swaps to gain exposure to specific markets. Other uses of swaps could help permit a Fund to preserve a return or spread on a particular investment or portion of its portfolio or to protect against an increase in the price of securities the Fund anticipates purchasing at a later date. Interest rate swaps may also be considered as a substitute for interest rate futures in many cases where the hedging horizon is longer than the maturity of the typical futures contract, and may be considered to provide more liquidity than similar forward contracts, particularly long-term forward contracts.

The primary risk of swap transactions is the creditworthiness of the counterparty, since the integrity of the transaction depends on the willingness and ability of the counterparty to maintain the agreed upon payment stream. This risk is often referred to as counterparty risk. If there is a default by a counterparty in a swap transaction, a Fund's potential loss is the net amount of payments the Fund is contractually entitled to receive for one payment period (if any - the Fund could be in a net payment position), not the entire notional amount, which does not change hands in a swap transaction. Swaps do not involve the delivery of securities or other underlying assets or principal as collateral for the transaction. A Fund will have contractual remedies pursuant to the swap agreement but, as with any contractual remedy, there is no guarantee that the Fund would be successful in pursuing them -- the counterparty may be judgment proof due to insolvency, for example. A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it. The standard industry swap agreements do, however, permit a Fund to terminate a swap agreement (and thus avoid making additional payments) in the event that a counterparty fails to make a timely payment to the Fund.

In response to this counterparty risk, several securities firms have established separately capitalized subsidiaries that have a higher credit rating, permitting them to enter into swap transactions as a dealer. A Fund will not be permitted to enter into any swap transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

In addition to counterparty risk, the use of swaps also involves risks similar to those associated with ordinary portfolio security transactions. If the portfolio manager is incorrect in his or her forecast of market values or interest rates, the investment performance of a Fund which has entered into a swap transaction could be less favorable than it would have been if this investment technique were not used. It is important to note, however, that there is no upper limit on the amount a Fund might theoretically be required to pay in a swap transaction.

The extent to which a Fund may invest in a swap, as measured by the notional amount, will be subject to the same limitations as the eligible investments to which the purchased reference rate relates.

Each Fund will, consistent with industry practice, segregate and mark-to-market daily cash or other liquid assets having an aggregate market value at least equal to the net amount of the excess, if any, of the Fund's payment obligations over its entitled payments with respect to each swap contract. To the extent that a Fund is obligated by a swap to pay a fixed or variable interest rate, the Fund may segregate securities that are expected to generate income sufficient to meet the Fund's net payment obligations.

Interest rate swaps may be considered liquid securities because they can be sold back to the counterparty/dealer relatively quickly at a determinable price. Most index swaps, on the other hand, are considered to be illiquid because the counterparty/dealer will typically not unwind an index swap prior to its termination (and, not surprisingly, index swaps tend to have much shorter terms). Each Fund will consider the liquidity of each interest rate swap on an individual basis and treat all index swaps as subject to the limitation on illiquid investments. For purposes of calculating any percentage limitations, each Fund will refer to the notional amount of the swap.

Interest rate swaps will be priced using market prices. Index swaps will be priced using fair value pricing. The income provided by an interest rate swap should be qualifying income for purposes of Subchapter M of the Code. Interest rate swaps should not otherwise result in any significant diversification or valuation issues under Subchapter M.

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Inverse Floaters
Each Fund may invest in inverse floaters. Each Fund may invest up to 25% of each Fund's respective net assets in inverse floaters when the underlying bond is tax-exempt. Otherwise, each Fund's investments in taxable instruments and securities rated below investment grade (other than National High-Yield Fund), including inverse floaters on taxable bonds, are limited to 20% of the Fund's respective net assets. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction to short-term interest rates or interest rate indices.

Certain expenses of an inverse floater program will be deemed to be expenses of a Fund where the Fund has transferred its own municipal bonds to the Trust that issues the inverse floater. To the extent that income from the inverse floater offsets these expenses, the additional income will have a positive effect on a Fund's performance. Conversely, to the extent that these expenses exceed income earned from the trust collateral, the shortfall will have a negative effect on performance. Typically, the Funds invest in inverse floaters that permit the holder of the inverse floater to terminate the program in the event the fees and interest expense exceed income earned by the municipal bonds held by the trust. Inverse floaters may be more volatile than other tax-exempt investments.

Investment Companies
Each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, each Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

Municipal Lease Obligations
Municipal leases may take the form of a lease with an option to purchase, an installment purchase contract, a conditional sales contract or a participation certificate in any of the foregoing. In determining leases in which the Funds will invest, the Manager will evaluate the credit rating of the lessee and the terms of the lease. Additionally, the Manager may require that certain municipal leases be secured by a letter of credit or put arrangement with an independent financial institution. State or municipal lease obligations frequently have the special risks described below which are not associated with general obligation or revenue bonds issued by public bodies.

The statutes of many states contain requirements with which such states and municipalities must comply whenever incurring debt. These requirements may include approving voter referendums, debt limits, interest rate limits and public sale requirements. Leases have evolved as a means for public bodies to acquire property and equipment without needing to comply with all of the statutory requirements for the issuance of debt. The debt issuance limitations may be inapplicable for one or more of the following reasons: (1) the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the public body has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis (the "non-appropriation" clause); (2) the exclusion of a lease or conditional sales contract from the definition of indebtedness under relevant state law; or (3) the lease provides for termination at the option of the public body at the end of each fiscal year for any reason or, in some cases, automatically if not affirmatively renewed.

If the lease is terminated by the public body for non-appropriation or another reason not constituting a default under the lease, the rights of the lessor or holder of a participation interest therein are limited to repossession of the leased property without any recourse to the general credit of the public body. The disposition of the leased property by the lessor in the event of termination of the lease might, in many cases, prove difficult or result in loss.

Options and Futures
To the extent indicated below, the Funds may utilize put and call transactions and may utilize futures transactions to hedge against market risk and facilitate portfolio management. Options and futures may be used to attempt to protect against possible declines in the market value of a Fund's portfolio resulting from downward trends in the debt securities markets (generally due to a rise in interest rates), to protect the Fund's unrealized gains in the value of its portfolio

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securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio or to establish a position in the securities markets as a temporary substitute for purchasing particular securities. The use of options and futures is a function of market conditions. Other transactions may be used by the Fund in the future for hedging purposes as they are developed to the extent deemed appropriate by the appropriate Board.

Options on Securities. Each Fund may write (i.e., sell) covered put and call options and purchase call options on the securities in which they may invest and on indices of securities in which they may invest, to the extent such put and call options are available. Each Fund may also purchase put options on indices of securities in which it may invest, to the extent such put options are available.

Each Fund may invest up to an aggregate of 20% of the Fund's net assets in futures, options and swaps as long as each Fund's investments in these securities when aggregated with other taxable investments and securities rated below investment grade (other than National High-Yield Fund) do not exceed 20% of the Fund's total net assets.

A put option gives the buyer of such option, upon payment of a premium, the right to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the purchaser of the option, upon payment of a premium, the right to call upon the writer to deliver a specified amount of a security on or before a fixed date, at a predetermined price.

In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount in excess of the premium paid. It would realize a loss if the price of the security declined or remained the same or did not increase during the period by more than the amount of the premium. In purchasing a put option, the Fund would be in a position to realize a gain if, during the option period, the price of the security declined by an amount in excess of the premium paid. It would realize a loss if the price of the security increased or remained the same or did not decrease during that period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would be lost by the Fund. The Intermediate Fund may also purchase (i) call options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets and (ii) put options to the extent that premiums paid for such options do not exceed 2% of the Fund's total assets.

If a put option written by the Fund were exercised, the Fund would be obligated to purchase the underlying security at the exercise price. If a call option written by the Fund were exercised, the Fund would be obligated to sell the underlying security at the exercise price. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security caused by rising interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its current market value. The risk involved in writing a call option is that there could be an increase in the market value of the underlying security caused by declining interest rates or other factors. If this occurred, the option could be exercised and the underlying security would then be sold by the Fund at a lower price than its current market value. These risks could be reduced by entering into a closing transaction. The Fund retains the premium received from writing a put or call option whether or not the option is exercised.

The Funds may engage in listed options transactions on the various national securities exchanges or in the over-the-counter market. Over-the-counter options are purchased or written by the Fund in privately negotiated transactions. Such options are illiquid, and it may not be possible for the Fund to dispose of an option it has purchased or terminate its obligations under an option it has written at a time when the Manager believes it would be advantageous to do so. Over-the-counter options are subject to the Funds' illiquid investment limitation.

Participation in the options market involves investment risks and transaction costs to which a Fund would not be subject absent the use of this strategy. If the Manager's predictions of movements in the direction of the securities and interest rate markets are inaccurate, the adverse consequences to the Fund may leave the Fund in a worse position than if such strategy was not used. Risks inherent in the use of options include: (a) dependence on the Manager's ability to predict correctly movements in the direction of interest rates and security prices; (b) imperfect correlation between the price of options and movements in the prices of the securities being hedged; (c) the fact that the skills needed to use these

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strategies are different from those needed to select portfolio securities; (d) the possible absence of a liquid secondary market for any particular instrument at any time; and (e) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

Futures Contracts and Options on Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of securities or contracts based on financial indices including any index of securities in which the Fund may invest ("futures contracts") and may purchase and write put and call options to buy or sell futures contracts ("options on futures contracts"). Each Fund may invest up to an aggregate of 20% of the Fund's net assets in futures, options and swaps as long as each Fund's investments in these securities when aggregated with other taxable investments and securities rated below investment grade (other than National High-Yield Fund) do not exceed 20% of the Fund's total net assets. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. Options on futures contracts to be written or purchased by a Fund will be traded on or subject to the rules of the particular futures exchange designated by the Commodity Futures Trading Commission ("CFTC"). The successful use of such instruments draws upon the Manager's experience with respect to such instruments and usually depends upon the Manager's ability to forecast interest rate movements correctly. Should interest rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and would thus be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the prices of the securities hedged or used for cover will not be perfect.

A Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements. To the extent required to comply with applicable SEC releases and staff positions, when purchasing a futures contract or writing a put option, the Fund will maintain in a segregated account cash or liquid securities equal to the value of such contracts, less any margin on deposit.

Lastly, it should be noted that the Trusts (on behalf of each Fund) has filed with the National Futures Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity Exchange Act, as amended, and the rules of the Commodity Futures Trading Commission promulgated thereunder, with respect to each Fund's operation. Accordingly, each Fund is not subject to registration or regulation as a CPO.

Portfolio Loan Transactions
Intermediate Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: (1) each transaction must have 100% collateral in the form of cash, U.S. Treasury Bills and Notes, or irrevocable letters of credit payable by banks acceptable to the Fund from the borrower; (2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; (3) the Fund must be able to terminate the loan after notice, at any time; (4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; (5) the Fund may pay reasonable custodian fees in connection with the loan; and (6) the voting rights on the lent securities may pass to the borrower; however, if the Trustees know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

One major risk to which a Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Boards, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

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The cash collateral received by a Fund in connection with securities lending may be invested by or on behalf of the Fund. The earnings from collateral investments is typically shared among a Fund, its securities lending agent, and the borrower. A Fund may incur investment losses as a result of investing securities lending collateral.

The ratings of S&P, Moody's, and other rating services represent their opinion as to the quality of the money market instruments which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. These ratings are the initial criteria for selection of portfolio investments, but the Fund will further evaluate these securities.

Private Purpose Bonds
The Code limits the amount of new "private purpose" bonds that each state can issue and subjects interest income from these bonds to the federal alternative minimum tax. "Private purpose" bonds are issues whose proceeds are used to finance certain non-government activities, and could include some types of industrial revenue bonds such as privately-owned sports and convention facilities. The tax-exempt status of certain bonds also depends on the issuer's compliance with specific requirements after the bonds are issued.

Each Fund intends to seek to achieve a high level of tax-exempt income. However, if a Fund invests in newly-issued private purpose bonds, a portion of that Fund's distributions would be subject to the federal alternative minimum tax. National High-Yield Fund may invest up to 100% and each of the other Funds may invest up to 20% of its assets in bonds the income from which is subject to the federal alternative minimum tax.

Repurchase Agreements
Repurchase agreements are instruments under which securities are purchased from a bank or securities dealer with an agreement by the seller to repurchase the securities. Under a repurchase agreement, the purchaser acquires ownership of the security but the seller agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will take custody of the collateral under repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred. The resale price is in excess of the purchase price and reflects an agreed-upon market rate unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a Fund to invest temporarily available cash on a short-term basis. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. A Fund's risk is limited to the seller's ability to buy the security back at the agreed-upon sum at the agreed-upon time, since the repurchase agreement is secured by the underlying obligation. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to a Fund, if any, would be the difference between the repurchase price and the market value of the security. In addition, should such an issuer default, the Manager believes that, barring extraordinary circumstances, the Fund will be entitled to sell the underlying securities or otherwise receive adequate protection for its interest in such securities, although there could be a delay in recovery. A Fund considers the creditworthiness of the bank or dealer from whom it purchases repurchase agreements. A Fund will monitor such transactions to assure that the value of the underlying securities subject to repurchase agreements is at least equal to the repurchase price. The underlying securities will be limited to those described above.

National High-Yield Fund may enter into repurchase agreements with respect to not more than 10% of its total assets (taken at current value), except when investing for defensive purposes during times of adverse market conditions. National High-Yield Fund may enter into repurchase agreements with respect to any securities which it may acquire consistent with its investment policies and restrictions.

A Fund will limit its investments in repurchase agreements to those which the Manager determines to present minimal credit risks and which are of high quality. In addition, a Fund must have collateral of at least 102% of the repurchase price, including the portion representing a Fund's yield under such agreements which is monitored on a daily basis. Such collateral is held by a Fund's custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but a Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of default.

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The funds in the Delaware Investments family (each a Delaware Investments® Fund" and collectively, the "Delaware Investments® Funds") have obtained an exemption from the joint transaction prohibitions of Section 17(d) of the 1940 Act to allow certain funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Reverse Repurchase Agreements
National High-Yield Fund may engage in "reverse repurchase agreements" with banks and securities dealers with respect to not more than 10% of its total assets. Reverse repurchase agreements are ordinary repurchase agreements in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed upon time and price. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Because certain of the incidents of ownership of the security are retained by the Fund, reverse repurchase agreements are considered a form of borrowing by the Fund from the buyer, collateralized by the security. At the time the Fund enters into a reverse repurchase agreement, cash or liquid securities having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be marked to market daily and maintained throughout the period of the obligation. Reverse repurchase agreements may be used as a means of borrowing for investment purposes subject to the 10% limitation set forth above. This speculative technique is referred to as leveraging. Leveraging may exaggerate the effect on NAV of any increase or decrease in the market value of the Fund's portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income from or appreciation of the securities purchased. Because the Fund does not currently intend to utilize reverse repurchase agreements in excess of 10% of total assets, the Fund believes the risks of leveraging due to use of reverse repurchase agreements to principal are reduced. The Manager believes that the limited use of leverage may facilitate the Fund's ability to provide high current income.

Taxable Obligations
The Funds may invest to a limited extent in obligations and instruments, the interest on which is includable in gross income for purposes of federal and state income (or property) taxation.

The Funds also may invest in certificates of deposit, bankers' acceptances and other time deposits. Certificates of deposit are certificates representing the obligation of a bank to repay the Funds deposited (plus interest thereon) at a time certain after the deposit. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. Time deposits are non negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

U.S. Government Obligations
The Funds may invest in securities issued or guaranteed by the U. S. government or its agencies or instrumentalities. These securities include a variety of Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury Bills generally have maturities of one year or less; Treasury Notes generally have maturities of 1 to 10 years; and Treasury Bonds generally have maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass through certificates, are supported by the full faith and credit of the U.S. Treasury; other obligations, such as those of the Federal Home Loan Banks, are secured by the right of the issuer to borrow from the Treasury; other obligations, such as those issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and other obligations, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the instrumentality itself. Although the U.S. government provides financial support to such U.S. government sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. The Funds will invest in such securities only when the Manager is satisfied that the credit risk with respect to the issuer is minimal.

Zero Coupon Bonds and Pay-in-Kind Bonds
The Funds may invest in zero-coupon and payment-in-kind Tax Exempt Obligations. Zero-coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest. They are issued and traded at discount from their face amounts or par value,

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which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a taxable zero coupon security report as income each year the portion of the original issue discount of such security that accrues that year, even though the holder receives no cash payments of interest during the year. Each Fund has qualified as a regulated investment company under the Code. Accordingly, during periods when a Fund receives no interest payments on its zero coupon securities, it will be required, in order to maintain its desired tax treatment, to distribute cash approximating the income attributable to such securities. Such distribution may require the sale of portfolio securities to meet the distribution requirements and such sales may be subject to the risk factor discussed above. Payment-in-kind securities are securities that pay interest through the issuance of additional securities. Such securities generally are more volatile in response to changes in interest rates and are more speculative investments than are securities that pay interest periodically in cash.

INSURANCE

Financial health of municipal bond insurance companies
About one half of the $2.77 trillion in outstanding U.S. municipal bonds are "wrapped" with a municipal bond insurance policy from one of several "monoline" financial guarantors. The municipal financial guaranty business began in 1971 when Ambac Indemnity Corporation ("Ambac") began underwriting bond insurance policies for municipalities. MBIA Insurance Corp. ("MBIA") began underwriting bond insurance policies in 1973. The insurance policies of Ambac and MBIA received the highest quality insurer financial strength ratings of AAA from Moody's, S&P, and Fitch, Inc. ("Fitch"). Over time a total of five other monoline firms - Assured Guaranty Corp. ("Assured Guaranty"), CIFG Assurance North America ("CIFG"), Financial Guaranty Insurance Co. ("FGIC"), Financial Security Assurance, Inc. ("FSA"), and XL Capital Assurance, Inc. ("XLCA") - entered the financial guaranty business, offering insurance policies that were rated AAA by all three rating agencies. Berkshire Hathaway Assurance Corporation ("BHAC"), a subsidiary of Berkshire Hathaway, Inc., began offering municipal bond insurance policies in 2008. S&P assigned a AAA insurer financial strength rating to BHAC on April 14, 2008 while Moody's rated the insurer financial strength rating of BHAC at Aaa on April 25, 2008. Two specialty "second tier" monolines, Radian Asset Assurance, Inc. ("Radian") and ACA Financial Guaranty Corp. ("ACA"), offer insurance policies with insurer financial strength and claims paying resources that initially were rated at less than AAA.

Over the past several years, several financial guarantors expanded their business lines to include the writing of insurance policies and credit default swap contracts for structured finance, which includes residential mortgage backed securities ("RMBS") and collateralized debt obligations ("CDOs") that contain both sub-prime and prime mortgages and home equity lines of credit ("HELOCs"). The structured finance portion of the financial guarantors accounted for about one third of the $2.5 trillion in insured par values.

The national housing slowdown and the widespread decline of home prices that began in 2006 triggered a significant increase in mortgage delinquencies and foreclosures, especially in the sub-prime mortgage sector. The rate of delinquencies and foreclosures greatly exceeded historical averages, especially for sub-prime mortgages and HELOCs that were underwritten in 2006 and 2007 as underwriting standards declined. During the summer and fall of 2007, all but two of the seven "first tier" or AAA-rated financial guarantors began to report sharp increases in their mark-to-market losses associated with the credit default swap contracts for insured RMBS and CDO exposure. The monoline insurers also began to set aside case loss reserves for future expected monetary losses associated with the payment of future claims in their structured finance portfolios. With the rise in delinquencies and weaker performance in mortgage pools, and CDOs with sub-prime exposure, the three rating agencies developed updates of their capital adequacy models for the financial guarantors. Extensive revisions to the capital models were completed in the second half of 2007. The revised capital models projected that future cumulative losses from sub-prime mortgages, HELOCs, and CDOs with sub-prime exposure would eat into the excess capital reserves that are necessary for the monoline insurers to maintain their AAA insurer financial strength rating. All three rating agencies disclosed that several of the monoline insurers would experience capital

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shortfalls that would require new capital infusions and risk reduction measures or else the insurer financial strength rating for the monoline insurers would be downgraded to below AAA.

In response to the higher loss expectations in structured finance, several of the monoline insurers including Ambac, MBIA, Assured Guaranty, and CIFG announced or completed plans to raise additional capital and claims paying resources. Starting in January 2008, the three rating agencies began to take negative actions against a number of the municipal bond insurers. These actions included actual rating downgrades, assigning negative outlooks, and/or placing the insurer financial strength rating on credit watch for possible downgrade. Through early April 2008, five of the seven first-tier monoline insurers have been downgraded by one or more of the rating agencies. By June 19, 2008, MBIA and Ambac, the two largest municipal bond insurers, were no longer rated triple-A by any of the three rating agencies.

During 2008, the rating agencies continued to revise their capital adequacy models to incorporate higher loss assumptions in the insured structured finance portfolios of RMBS and CDOs with mortgage backed securities exposure. These more severe stress case loss scenarios resulted in additional downgrades for the monoline firms with three bond insurers, CIFG, FGIC, and Syncora (formerly XLCA) receiving downgrades on their insurer financial strength ratings to below investment grade. In July 2008, Moody's placed the Aaa ratings of Assured Guaranty and FSA under review for possible downgrade due to stress case losses in their respective insured mortgage backed securities portfolios. In early October 2008, the AAA ratings of FSA were placed on CreditWatch Negative by S&P and on Rating Watch Negative by Fitch due to the risk of additional expected losses in its insured structured finance portfolio.

On November 21, 2008, Moody's downgraded to Aa2 from Aaa the insurer financial strength rating of Assured Guaranty and assigned a stable outlook. Also on November 21, 2008, Moody's downgraded the insurer financial strength rating of FSA to Aa3 from Aaa with a developing outlook. On November 14, 2008 Assured Guaranty announced an agreement to acquire FSA.

In mid February 2009, MBIA announced a restructuring of the firm (the "Transformation") with the creation of a new US public finance bond insurance company, MBIA Insurance Corporation of Illinois, which will take on 100% of the $537 billion public finance portfolio of MBIA Corp., including the $184 billion reinsurance transaction with FGIC. The structured finance portfolio will remain with MBIA Insurance Corp. The new public finance monoline is renamed National Public Finance Guarantee Corporation. The new "municipal only" bond insurer is rated Baa1 by Moody's and A by S&P as of June 5, 2009. Shortly after the transaction was approved by the New York State Insurance Commissioner, certain policyholders in the structured finance portfolio filed a class action lawsuit against MBIA Inc. and related parties alleging that the transaction is a fraudulent conveyance in breach of contract of their financial guaranty policyholders.

On March 16, 2009, shareholders of Assured Guaranty approved the acquisition of Financial Security Assurance Holding, Ltd ("FSA"). The purchase of FSA by Assured Guaranty has been approved by the New York State Insurance Department and the Oklahoma Insurance Department. The principal remaining conditions for Assured Guaranty's acquisition of FSA are: (1) finalization of arrangements under which Dexia SA retains the responsibility for FSA's Financial Products business and (2) confirmation by Moody's, S&P, and Fitch that the acquisition of FSA would not have a negative impact on Assured Guaranty's or FSA's insurer financial strength ratings.

On March 25, 2009, S&P revised the outlook of the AAA rating on Berkshire Hathaway Assurance Corporation to negative. The S&P rating action means that there are now no AAA rated monoline insurers that have retained "AAA/Stable" outlooks from all of the rating agencies.

On April 8, 2009, Moody's downgraded Berkshire Hathaway Assurance Corporation to Aa1 from AAA and assigned a stable outlook.

On April 20, 2009, S&P affirmed the AAA insurer financial strength rating of FSA, but revised the outlook to negative.

On May 4, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA from AAA and placed the rating on Rating Watch Evolving.

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On May 11, 2009, Fitch downgraded the insurer financial strength rating of FSA to AA+ from AAA. The rating remained on Ratings Watch Negative.

On May 13, 2009 a second lawsuit was filed against MBIA Inc., MBIA Insurance Corporation, and MBIA Insurance Corporation of Illinois alleging fraudulent conveyance in the financial restructuring announced by MBIA as it launched a separate municipal-only municipal bond insurance subsidiary, National Public Finance Guarantee Corporation. The plaintiffs include a consortium of domestics and international banks, including J.P. Morgan Chase, Wachovia, Morgan Stanley Capital Services, Citibank, the Royal Bank of Scotland, Barclays Banks PLC, HSBC Bank USA, UBS AG, and Societe General, among others.

On May 20, 2009 Moody's placed its Aa2 rating on Assured Guaranty under review for possible downgrade.

On June 10, 2009, Assured Guaranty, Ltd. and Dexia announced that the closing conditions have been met for the acquisition of Financial Assurance Holdings, Ltd. by Assured Guaranty. Assured and Dexia announced that they expect to close the transaction on July 1, 2009. (Sources: various reports and press releases by Moody's, S&P, and Fitch and press releases by Assured Guaranty and MBIA.)

On October 12, 2009, Fitch downgraded the insurer financial strength rating of Assured Guaranty to AA- from AA. The outlook was revised to negative. Fitch also downgraded FSA to AA from AA+. The outlook was revised to negative.

On November 2, 2009, Financial Security Assurance, Inc. (FSA) changed it name to Assured Guaranty Municipal Corporation (AGMC).

On November 12, 2009, Moody's downgraded the insurer financial strength rating of Assured Guaranty to Aa3 from Aa2 and kept the rating under review for downgrade. Moody's confirmed the insurer financial strength rating of Assured Guaranty Municipal Corporation at Aa3 with a negative outlook.

On February 4, 2010, S&P downgraded the insurer financial strength rating of BHAC to AA+ from AAA, with a stable outlook.

On March 25, 2010, S&P revised its insurer financial strength ratings on Ambac Assurance Corporation to "R" from "CC". The rating agency made the change following a directive by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI) to Ambac to establish a segregated account for certain of Ambac Assurance Corporation's liabilities, primarily insurance policies related to credit derivatives, residential mortgage-backed securities, (RMBS) and other structured finance transactions. In conjunction with the establishment of the segregated account, the OCI has commenced rehabilitation proceedings with respect to the liabilities contained in the segregated account in order to facilitate an orderly run-off and/or settlement of those specific liabilities.

Funds' investment in insured bonds
The Manager anticipates that substantially all of the insured municipal obligations in the Funds' investment portfolios will be covered by either primary insurance or secondary market insurance. Primary insurance is a municipal bond insurance policy that is attached to a municipal bond at the time the bond is first sold in the primary market ("Primary Insurance"). Secondary market insurance is a municipal bond insurance policy that is underwritten for a bond that has been previously issued and sold ("Secondary Market Insurance"). Both Primary Insurance and Secondary Market Insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for Secondary Market Insurance, if any, would be paid from a Fund's assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Insurer financial strength ratings are provided by Moody's, S&P, and Fitch. A Moody's insurance insurer financial strength rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurer financial strength rating of Aaa is adjudged by Moody's to be of the best quality. In

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the opinion of Moody's, the policy obligations of an insurance company with an insurer financial strength ratio of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurer financial strength, financial enhancement rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurer financial strength, financial enhancement rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time. A Fitch Insurer Financial Strength ("IFS") rating provides an assessment of the financial strength of an insurance company and its capacity to meet senior obligations to policyholders and contract holders on a timely basis. Insurers that are assigned a AAA IFS rating by Fitch are viewed as possessing exceptionally strong capacity to meet policyholder and contract obligations. For such companies, risk factors are minimal and the impact of any adverse business and economic factors are expected to be extremely small.

An insurer financial strength rating by Moody's, S&P, or Fitch does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurer financial strength rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody's, S&P, or Fitch to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance financial strength ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

Assured Guaranty has insurance financial strength ratings of Aa3 from Moody's, AAA from S&P, and AA- from Fitch. Assured Guaranty Municipal Corporation has insurance financial strength ratings of Aa3 from Moody's, AAA from S&P, and AA from Fitch. BHAC is rated Aa1 by Moody's and AA+ by S&P. These insurer financial strength ratings are as of December 17, 2009. The insurer financial strength ratings of ratings of Ambac, CIFG, FGIC, MBIA, and Syncora have fallen below AAA by each of the rating agencies that continue to rate these monolines. Insurer financial strength ratings for the municipal bond insurers may continue to change.

None of Assured Guaranty, Assured Guaranty Municipal Corporation, BHAC, or any affiliate thereof, has any material business relationship, direct or indirect, with the Funds.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Each Fund has adopted a policy generally prohibiting the disclosure of portfolio holdings information to any person until after 30 calendar days have passed. The Trust posts a list of each Fund’s portfolio holdings monthly, with a 30-day lag, on the Funds’ web site, www.delawareinvestments.com. In addition, on a 10-day lag, we also make available on the web site a month-end summary listing of the number of each Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for each Fund. This information is available publicly to any and all shareholders free of charge once posted on the web site by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with the Funds’ portfolio holdings in advance of when they are generally available to the public.

The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

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Third-party service providers and affiliated persons of the Funds are provided with the Funds’ portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive non-public portfolio holdings information on an ongoing basis are:  the Manager’s affiliates (Delaware Management Business Trust, Delaware Service Company, Inc., and the Distributor) and the Funds’ independent registered public accounting firm, custodian, legal counsel, financial printer (DG3), and proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Non-Disclosure Agreements”) with the Funds or the Manager may receive portfolio holdings information more quickly than the 30-day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Funds’ portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Funds, the Manager, nor any affiliate receive any compensation or consideration with respect to these agreements.

To protect shareholders’ interests and to avoid conflicts of interest, Non-Disclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Funds’ Chief Compliance Officer prior to such use.

The Board will be notified of any substantial change to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer which, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

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MANAGEMENT OF THE TRUSTS

Officers and Trustees
The business and affairs of the Trusts are managed under the direction of their Boards.  Certain officers and Trustees of the Trusts hold identical positions in each of the other Delaware Investments® Funds.  As of November 30, 2010, the Trusts’ officers and Trustees owned less than 1% of the outstanding shares of each Class of each Fund.  The Trusts’ Trustees and principal officers are noted below along with their birth dates and their business experience for the past five years.  The Trustees serve for indefinite terms until their resignation, death, or removal.

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Patrick P. Coyne1 2005 Market Street Philadelphia, PA 19103 April 1963	Chairman, President, Chief Executive Officer, and Trustee	Chairman and Trustee since August 16, 2006 President and Chief Executive Officer since August 1, 2006	Patrick P. Coyne has served in various executive capacities at different times at Delaware Investments.2	81
Director — Kaydon Corp.

Board of Governors Member — Investment Company Institute (ICI)

Finance Committee Member — St. John Vianney Roman Catholic Church

Board of Trustees — Agnes Irwin School

Member of Investment Committee — Cradle of Liberty Council, BSA
(2007–2010)

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees
Thomas L. Bennett 2005 Market Street Philadelphia, PA 19103 October 1947	Trustee	Since March 2005	Private Investor — (March 2004–Present) Investment Manager — Morgan Stanley & Co. (January 1984–March 2004)	81	Director — Bryn Mawr Bank Corp. (BMTC) Chairman of Investment Committee — Pennsylvania Academy of Fine Arts Investment Committee and Governance Committee Member — Pennsylvania Horticultural Society

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Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John A. Fry 2005 Market Street Philadelphia, PA 19103 May 1960	Trustee	Since January 2001	President — Drexel University (August 2010–Present) President — Franklin & Marshall College (July 2002–July 2010) Executive Vice President — University of Pennsylvania (April 1995–June 2002)	81	Director — Community Health Systems Director — Ecore International (2009–2010) Director — Allied Barton Securities Holdings (2005–2008)
Anthony D. Knerr 2005 Market Street Philadelphia, PA 19103 December 1938	Trustee	Since April 1990	Founder and Managing Director — Anthony Knerr & Associates (Strategic Consulting) (1990–Present)	81	None
Lucinda S. Landreth 2005 Market Street Philadelphia, PA 19103 June 1947	Trustee	Since March 2005	Chief Investment Officer — Assurant, Inc. (Insurance) (2002–2004)	81	None
Ann R. Leven 2005 Market Street Philadelphia, PA 19103 November 1940	Trustee	Since October 1989	Consultant — ARL Associates (Financial Planning) (1983–Present)	81	Director and Audit Committee Chair — Systemax Inc. (2001–2009) Director and Audit Committee Chairperson — Andy Warhol Foundation (1999–2007)

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Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Thomas F. Madison 2005 Market Street Philadelphia, PA 19103 February 1936	Trustee	Since May 19973	President and Chief Executive Officer — MLM Partners, Inc. (Small Business Investing & Consulting) (January 1993–Present)	81
Director and Chair of Compensation Committee, Governance Committee Member — CenterPoint Energy

Lead Director and Chair of Audit and Governance Committees, Member of Compensation Committee — Digital River Inc.

Director and Chair of Governance Committee, Audit Committee Member —
Rimage Corporation

Director and Chair of Compensation Committee — Spanlink Communications

Lead Director and Member of Compensation and Governance Committees —
Valmont Industries, Inc.
(1987–2010)

Director — Banner Health
(1996–2007)

Janet L. Yeomans 2005 Market Street Philadelphia, PA 19103 July 1948	Trustee	Since April 1999	Vice President and Treasurer (January 2006–Present) Vice President — Mergers & Acquisitions (January 2003–January 2006), and Vice President (July 1995–January 2003) 3M Corporation	81	Director — Okabena Company

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Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
J. Richard Zecher 2005 Market Street Philadelphia, PA 19103 July 1940	Trustee	Since March 2005	Founder — Investor Analytics (Risk Management) (May 1999–Present) Founder — Sutton Asset Management (Hedge Fund) (September 1996–Present)	81	Director and Audit Committee Member — Investor Analytics Director — Oxigene Inc. (2003–2008)

Name, Address, and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Officer	Other Directorships Held by Officer
Officers
David F. Connor 2005 Market Street Philadelphia, PA 19103 December 1963	Vice President, Deputy General Counsel, and Secretary	Vice President since September 2000 and Secretary since October 2005	David F. Connor has served as Vice President and Deputy General Counsel at Delaware Investments since 2000.	81	None4
Daniel V. Geatens 2005 Market Street Philadelphia, PA 19103 October 1972	Vice President and Treasurer	Treasurer since October 2007	Daniel V. Geatens has served in various capacities at different times at Delaware Investments.	81	None4
David P. O’Connor 2005 Market Street Philadelphia, PA 19103 February 1966	Senior Vice President, General Counsel, and Chief Legal Officer	Senior Vice President, General Counsel, and Chief Legal Officer since October 2005	David P. O’Connor has served in various executive and legal capacities at different times at Delaware Investments.	81	None4
Richard Salus 2005 Market Street Philadelphia, PA 19103 October 1963	Senior Vice President and Chief Financial Officer	Chief Financial Officer since November 2006	Richard Salus has served in various executive capacities at different times at Delaware Investments.	81	None4
1  Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Series’ Manager.
2  Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Series’ Manager, principal underwriter, and transfer agent.
3  In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments® Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
4  David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Series.

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The following table shows each Trustee’s ownership of shares of the Funds and of shares of all Delaware Investments® Funds as of December 31, 2009.

Name	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Interested Trustee
Patrick P. Coyne	None
Independent Trustees
Thomas L. Bennett	None
John A. Fry	None
Anthony D. Knerr	None
Lucinda S. Landreth	None
Ann R. Leven	None
Thomas F. Madison	None
Janet L. Yeomans	None
J. Richard Zecher	None

The following table describes the aggregate compensation received by the Trustees from the Trusts and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee for the fiscal year ended August 31, 2010.  Only the Trustees of each Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

Trustee	Aggregate Compensation from the Trusts	Retirement Benefits Accrued as Part of Fund Expenses	Total Compensation from the Investment Companies in the Delaware Investments® Complex1
Thomas L. Bennett		None
John A. Fry		None
Anthony D. Knerr		None
Lucinda S. Landreth		None
Ann R. Leven		None
Thomas F. Madison		None
Janet L. Yeomans		None
J. Richard Zecher		None
1      Effective January 1, 2010, each Independent Trustee/Director will receive an annual retainer fee of $125,000 for serving as a Trustee/Director for all 30 investment companies in the Delaware Investments® family, plus $10,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex. Each Trustee shall also receive a $5,000 fee for attending telephonic meetings on behalf of the investments companies in the complex. Members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $2,500 for each Committee meeting attended. In addition, the chairperson of the Audit Committee receives an annual retainer of $25,000, the chairperson of the Investments Committee receives an annual retainer of $20,000, and the chairperson of the Nominating and Corporate Governance Committee receives an annual retainer of $15,000. The Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $40,000. The incoming 2011 Lead/Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $20,000.

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Board Leadership Structure

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise the Delaware Investments® Family of Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chairman: Mr. Coyne, who is an Interested Trustee, serves as the Chairman of the Board. The Board believes that it is beneficial to have a representative of Fund management as its Chairman. Mr. Coyne is President of the Manager and its other service provider affiliates and oversees the day-to-day investment and business affairs affecting the Manager and the Trust. Accordingly, his participation in the Board’s deliberations helps assure that the Board’s decisions are informed and appropriate. Mr. Coyne’s presence on the Board ensures that the Board’s decisions are accurately communicated to and implemented by Fund management.

Coordinating Trustee: The Board designates one of the Independent Trustees to serve as Coordinating Trustee. The Coordinating Trustee, in consultation with Fund management, counsel and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. The Coordinating Trustee also conducts meetings of the Independent Trustees. The Coordinating Trustee also generally serves as a liaison between outside Trustees, the Chairman, Fund officers, and counsel, and is an ex officio member of the Nominating and Corporate Governance and Investment Committees.

Size and composition of Board: The Board is currently comprised of nine Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies, practices and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the following Independent Trustees: Thomas F. Madison, Chairman; Thomas L. Bennett; John A. Fry; Janet L. Yeomans; and J. Richard Zecher. The Audit Committee held six meetings during the Trust’s last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board members, fills vacancies, and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, Pennsylvania  19103-7094.

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Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following four Independent Trustees: John A. Fry, Chairman; Anthony D. Knerr; J. Richard Zecher; and Ann R. Leven (ex-officio). The Nominating and Corporate Governance Committee held four meetings during the Trust’s last fiscal year.

Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

Investments Committee: The primary purposes of the Investments Committee are to:  (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trust by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following five Independent Trustees: Thomas L. Bennett, Chairman; Anthony D. Knerr; Lucinda S. Landreth; Janet L. Yeomans; and Ann R. Leven (ex-officio). The Investments Committee held four meetings during the Trust’s last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities:  (1) receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Transfer Agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust’s series and to provide direction with respect thereto; (6) engaging the services of the Trust’s Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees/Directors routinely discuss certain risk management topics with Fund management at the Board level and also through the standing committees of the Board. In addition to these recurring risk management discussions, Fund management raises other specific risk management issues relating to the Fund with the Trustees/Directors at Board and committee meetings. When discussing new product initiatives with the Board, Fund management also discusses risk – either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trust.

The Audit Committee looks at specific risk management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager’s internal audit and risk management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trust.

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The Board’s other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls and Fund expenses.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board of Trustees’ approach to risk oversight will be able to minimize or even mitigate any particular risk. Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics
The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 under the 1940 Act and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policy
The Trust has formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”), a subsidiary of RiskMetrics Group (“RiskMetrics”, which is a subsidiary of MSCI Inc.), to analyze proxy statements on behalf of the Funds and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS/RiskMetrics’s proxy voting activities. If a proxy has been voted for the Funds, ISS/RiskMetrics will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Trust’s web site at www.delawareinvestments.com; and (ii) on the SEC’s web site at www.sec.gov.

The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

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Because the Trust has delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS/RiskMetrics in accordance with the Procedures. Because almost all Fund proxies are voted by ISS/RiskMetrics pursuant to the predetermined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS/RiskMetrics’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS/RiskMetrics and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Funds.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager
The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to all of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds. The Manager pays the salaries of all Trustees, officers, and employees who are affiliated with both the Manager and the Trust.

As of September 30, 2010, the Manager and its affiliates within Delaware Investments were managing in the aggregate more than $xxx billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Ltd. “Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment and funds management services. Delaware Investments is the marketing name for DMHI and its subsidiaries. The Manager and its affiliates own the name “Delaware Group.”  Under certain circumstances, including the termination of the Trust’s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause the Trust to remove the words “Delaware Group” from its name.

The Investment Management Agreement for each Fund is dated January 4, 2010. Each Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by its Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the applicable Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Agreement is terminable without penalty on 60 days’ notice by the Trustees of the applicable Trust or by the Manager. Each Agreement will terminate automatically in the event of its assignment.

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Under each Fund’s Investment Management Agreement, each Fund pays the Manager a monthly investment advisory fee equivalent on an annual basis, to the rates set forth below.

Tax-Free USA Intermediate Fund	0.50% on the first $500 million; 0.475% on the next $500 million; 0.45% on the next $1.5 billion; 0.425% on assets in excess of $2.5 billion
Tax-Free USA Fund National High-Yield Fund	0.55% on the first $500 million; 0.50% on the next $500 million; 0.45% on the next $1.5 billion; 0.425% on assets in excess of $2.5 billion

During the past three fiscal years, the Funds paid the following investment management fees:

Fund	August 31, 2010	August 31, 2009	August 31, 2008
Delaware Tax-Free USA Fund		$2,937,212 earned	$3,622,806 earned
		$2,240,454 paid	$3,038,078 paid
		$696,758 waived	$584,728 waived
Delaware Tax-Free USA Intermediate Fund		$2,194,831 earned	$520,140 earned
		$1,619,304 paid	$434,758 paid
		$575,527 waived	$85,382 waived
Delaware National High-Yield Municipal Fund		$381,113 earned	$1,412,198 earned
		$253,609 paid	$1,374,394 paid
		$127,504 waived	$37,804 waived

Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreements, each Fund is responsible for all of its own expenses. Among others, such expenses include the Funds' proportionate share of certain administrative expenses; investment management fees; transfer and dividend disbursing fees and costs; accounting services; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Distributor
The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of the Funds’ shares under a Distribution Agreement dated January 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund Classes under their respective Rule 12b-1 Plans. The Distributor is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the Trust. The Distributor also serves as national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

During the Funds’ last three fiscal years, the Distributor received net commissions from each Fund on behalf of their respective Class A shares, after re-allowances to dealers, as follows:

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Fund/Fiscal Year	Total Amount of Underwriting Commissions	Amounts Reallowed to Dealers	Net Commissions to DDLP
Tax-Free USA Fund
8/31/2010
8/31/2009	$272,638	$234,478	$38,160
8/31/2008	$174,102	$149,618	$24,481

Tax-Free USA Intermediate Fund
8/31/2010
8/31/2009	$193,689	$164,475	$29,214
8/31/2008	$67,404	$57,147	$10,257

National High-Yield Municipal Bond Fund
8/31/2010
8/31/2009	$93,915	$81,093	$12,822
8/31/2008	$99,826	$85,586	$14,240

During the Funds' last three fiscal years, the Distributor received, in the aggregate, contingent deferred sales charge payments as follows:

Fund/Fiscal Year	Class A	Class B	Class C
Tax-Free USA Fund
8/31/2010
8/31/2009	None	$5,596	$1,358
8/31/2008	$9,308	$8,113	$3,578

Tax-Free USA Intermediate Fund
8/31/2010
8/31/2009	None	None	$5,117
8/31/2008	$81	$150	$1,490

National High-Yield Municipal Bond Fund
8/31/2010
8/31/2009	None	$3,789	$2,065
8/31/2008	$6,381	$927	$780

Transfer Agent
Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (the “Transfer Agent”) pursuant to a Shareholder Services Agreement dated April 19, 2001, as amended June 26, 2001. The Transfer Agent is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services consisting of an annual per account charge of $11.00 for each open and $6.50 for each closed account on its records and each account held on a subaccounting system maintained by firms that hold accounts on an omnibus basis.

These charges are assessed monthly on a pro rata basis and determined by using the number of shareholder and retirement accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

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The Funds have authorized, in addition to the Transfer Agent, one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on behalf of the Funds. For purposes of pricing, the Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order.

DST Systems, Inc. (“DST”) provides subtransfer agency services to the Funds. In connection with these services, DST administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses. Additionally, the Funds may pay broker/dealers, financial advisors, and other financial intermediaries (collectively, “Financial Intermediaries”) that maintain omnibus accounts with the Funds a fee for providing subtransfer agency and other services to the underlying beneficial shareholders holding Fund shares through such omnibus accounts. These fees may be based on the assets held in the omnibus accounts or a per account charge. Such expenses, to the extent they are Fund expenses, are included in the annual operating expenses set forth in the Funds’ prospectuses. The Financial Intermediary may charge a higher fee for providing such services than would be represented by the subtransfer agency or related fee. To the extent 12b-1 fees and subtransfer agency or related fees do not meet the charge, the Distributor or an affiliate will pay the difference out of its own resources.

Fund Accountants
Effective October 1, 2007, The Bank of New York Mellon (“BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ net asset values (“NAVs”) and providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective October 1, 2007, DSC provides fund accounting and financial administration oversight services to the Funds. Those services include overseeing the Funds’ pricing process, the calculation and payment of fund expenses, and financial reporting in shareholder reports, registration statements and other regulatory filings. DSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DSC under the service agreements described above will be allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis. Prior to October 1, 2007, DSC provided fund accounting and financial administration services to each Fund at an annual rate of 0.04% of each Fund’s average daily net assets.

During the period September 1, 2007 to September 30, 2007, the Funds paid DSC the following amounts for fund accounting and financial administration services: $38,997.

During the period from October 1, 2007 to August 31, 2008, and the fiscal years ended August 31, 2009 and 2010, the Funds paid the following amounts to BNY Mellon for fund accounting and financial administration services: $364,475; $366,011; and $xxx,xxx.

During the period from October 1, 2007 to August 31, 2008, and the fiscal years ended August 31, 2009 and 2010, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services: $52,065; $52,287; and $xx,xxx.

Custodian
BNY Mellon also serves as custodian of the Funds’ securities and cash.  As custodian for each Fund, BNY Mellon maintains a separate account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each Fund; receives and disburses money on behalf of each Fund; and collects and receives income and other payments and distributions on account of each Fund’s portfolio securities.

Legal Counsel
Stradley Ronon Stevens & Young, LLP serves as the Funds’ legal counsel.

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PORTFOLIO MANAGERS

Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of August 31, 2010 unless otherwise noted.  Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.  The personal account information is current as of the most recent calendar quarter end for which account statements are available.

Name	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Joseph R. Baxter
Registered Investment Companies			--	--
Other Pooled Investment Vehicles			--	--
Other Accounts			--	--
Stephen J. Czepiel
Registered Investment Companies			--	--
Other Pooled Investment Vehicles			--	--
Other Accounts			--	--

Description of Material Conflicts of Interest
Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ.  For example, an account or fund may be selling a security, while another account or Fund may be purchasing or holding the same security.  As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or Fund.  Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds.  A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund.  The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate.  The Manager has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest.  While the Manager’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
Each portfolio’s manager’s compensation consists of the following:

Base Salary.  Each named portfolio manager receives a fixed base salary.  Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus.  Due to transitioning of responsibilities of the Manager's fixed income managers over the past year, some of the portfolio managers' bonuses may have been guaranteed for the past year. It is anticipated that going forward an objective component will be added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database.  The following describes the structure of the non-guaranteed bonus: Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. Generally, 60%-75% of the bonus is quantitatively determined. For more senior

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portfolio managers, a higher percentage of the bonus is quantitatively determined. For investment companies, each manager is compensated according a Fund's Lipper or Morningstar peer group percentile ranking on a one-year, three-year, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the Frank Russell and Callan Associates databases (or similar sources of relative performance data) on a one-year, three-year, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining 25%-40% portion of the bonus is discretionary as determined by the Manager and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager's actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Incentive Plan/Equity Compensation Plan — Portfolio managers may be awarded options, stock appreciation rights, restricted stock awards, restricted stock units, deferred stock units, and performance awards (collectively, “Awards”) relating to the underlying shares of common stock of Delaware Investments U.S., Inc. pursuant to the terms of the Delaware Investments U.S., Inc. 2009 Incentive Compensation Plan (the “Plan”) established on March 24, 2009. Since the establishment of the Plan, Awards are no longer granted under the Amended and Restated Delaware Investments U.S., Inc. Incentive Compensation Plan effective December 26, 2008, which was established in 2001.

The Plan was established in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. Shares issued typically must be held for six months and one day, after which time the stockholder may put them back to the company, subject to any applicable holding requirements. The fair market value of the shares of Delaware Investments U.S., Inc., is normally determined as of each March 31, June 30, September 30, and December 31. The fair market value of shares of common stock underlying Awards granted on or after December 26, 2008 is determined by an independent appraiser utilizing an appraisal valuation methodology in compliance with Section 409A of the Internal Revenue Code and the regulations promulgated thereunder.

Other Compensation — Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
As of August 31, 2010, the Funds’ portfolio managers owned the following amounts of Fund shares:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned1
Joseph R. Baxter	Delaware Tax-Free USA Fund	$10,001 - $50,000
	Delaware Tax-Free USA Intermediate Fund	$10,001 - $50,000
	Delaware National High Yield Municipal Income Fund	$10,001 - $50,000
Stephen J. Czepiel	Delaware Tax-Free USA Fund	None
	Delaware Tax-Free USA Intermediate Fund	None
	Delaware National High Yield Municipal Income Fund	None

1 The ranges for Fund share ownership by portfolio managers are: None; $1-10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; or over $1 million.

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TRADING PRACTICES AND BROKERAGE

The Manager selects broker/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service.  The primary consideration in selecting broker/dealers is to seek those broker/dealers who will provide best execution for the Funds.  Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction.  Some trades are made on a net basis where the Funds either buy securities directly from the dealer or sell them to the dealer.  In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.  When a commission is paid, a Fund pays reasonable brokerage commission rates based upon the professional knowledge of the Manager’s trading department as to rates paid and charged for similar transactions throughout the securities industry.  In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.  Trades generally are made on a net basis where a Fund either buys or sells the securities directly from or to a broker, dealer or bank.  In these instances, there is no direct commission charged but there is a spread (the difference between the ask and bid price) which is the equivalent of a commission.

During the fiscal years ended August 31, 2008, 2009, and 2010, no brokerage commissions were paid by the Funds.

Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to broker/dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities, or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more mutual funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the mutual fund or separate account generating the brokerage.

As provided in the Securities Exchange Act of 1934, as amended, and the Funds’ Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services, if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided.  Although transactions directed to broker/dealers who provide such brokerage and research services may result in the Funds paying higher commissions, the Manager believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided.  In some instances, services may be provided to the Manager which constitute, in some part, brokerage and research services used by the Manager in connection with its investment decision-making process and constitute, in some part, services used by the Manager in connection with administrative or other functions not related to its investment decision-making process.  In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process.  In addition, so long as no fund is disadvantaged, portfolio transactions that generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to each Fund and to other Delaware Investments® Funds.  Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

During the fiscal year ended August 31, 2010, the Funds [did not] engage in any portfolio transactions resulting in brokerage commissions directed to brokers for brokerage and research services.

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As of August 31, 2010, the Funds [did not] hold any securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents.

The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution.  Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund.  When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker.  It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds.  Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and each Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with Financial Industry Regulatory Authority (“FINRA”) rules, and subject to seeking best execution, the Manager may place orders with broker/dealers that have agreed to defray certain Fund expenses such as custodian fees.

The Trust has authority to participate in a commission recapture program.  Under the program, and subject to seeking best execution (as described in the first paragraph of this section), the Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash.  Any such commission rebates will be included in realized gain on securities in the appropriate financial statements of the Funds.  The Manager and its affiliates have previously and may in the future act as an investment manager to mutual funds or separate accounts affiliated with the administrator of the commission recapture program.  In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment managers and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization
Each Trust currently has authorized, and allocated to each Class of each Fund, an unlimited number of shares of beneficial interest with no par value allocated to each Class of each Fund.  All shares are, when issued in accordance with each Trust’s registration statement (as amended from time to time), governing instruments and applicable law, fully paid and non-assessable. Shares do not have preemptive rights.  All shares of a Fund represent an undivided proportionate interest in the assets of such Fund.  Shares of the Institutional Class may not vote on any matter that affects the Fund Classes’ Distribution Plans under Rule 12b-1.  Similarly, as a general matter, shareholders of Fund Classes may vote only on matters affecting their respective Class, including the Fund Classes’ Rule 12b-1 Plans that relate to the Class of shares that they hold.  However, Class B Shares may vote on any proposal to increase materially the fees to be paid by each Fund under the Rule 12b-1 Plan relating to its Class A Shares.  Except for the foregoing, each share Class has the same voting and other rights and preferences as the other Classes of a Fund.  General expenses of each Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Fund Classes’ Rule 12b-1 Plans will be allocated solely to those classes.

Non-cumulative Voting
Each Trust’s shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares of such Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

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PURCHASING SHARES

As of May 31, 2007, the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) or 457 plans), in Class B® Shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Delaware Investments® Fund for Class B shares of another Delaware Investments Fund, as permitted by existing exchange privileges.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B Share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

General Information
Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the Distributor or the applicable Trust.  Each Trust reserves the right to suspend sales of Fund shares and reject any order for the purchase of Fund shares if in the opinion of management such rejection is in a Fund’s best interest.  The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares.  Subsequent purchases of such Classes generally must be at least $100.  The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, Trustees and employees of any Delaware Investments® Fund, the Manager or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program.  Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an automatic investing plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25.  There are no minimum purchase requirements for Institutional Class Shares, but certain eligibility requirements must be satisfied.

For Class C Shares, each purchase must be in an amount that is less than $1 million.  See “Investment Plans” for purchase limitations applicable to retirement plans.  Each Trust will reject any purchase order for $1 million or more of Class C Shares.  An investor should keep in mind that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual Rule 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

Selling dealers are responsible for transmitting orders promptly.  If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred.  Each Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any Delaware Investments® Fund.  Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution.  If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

Each Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months.  Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts.  No fees will be charged without proper notice, and no CDSC will apply to such assessments.

Each Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions.  An investor making the minimum initial

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investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

FINRA has adopted amendments to its Conduct Rules, relating to investment company sales charges.  The Trusts and the Distributor intend to operate in compliance with these rules.

Certificates representing shares purchased are not ordinarily issued.  Certificates were previously issued for Class A Shares and Institutional Class Shares of the Funds.  However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained by the Transfer Agent.  The investor will have the same rights of ownership with respect to such shares as if certificates had been issued.  An investor will be permitted to obtain a certificate in certain limited circumstances that are approved by an appropriate officer of the Funds.  No charge is assessed by a Trust for any certificate issued.  The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Funds.  In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate.  Please contact the applicable Trust for further information.  Investors who hold certificates representing any of their shares may only redeem those shares by written request.  The investor’s certificate(s) must accompany such request.

Accounts of certain omnibus accounts and managed or asset-allocation programs may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements - Class A, Class B and Class C Shares
The alternative purchase arrangements of Class A Shares, Class B Shares, and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances.  Please note that as of May 31, 2007, each of the Funds ceased to permit new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k), 403(b), or 457 plans), in Class B Shares in any of the Funds, except through a reinvestment of dividends or capital gains or permitted exchanges. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares of Tax-Free USA Intermediate Fund (currently limited to 0.15%) and a maximum of 0.25% of the average daily net assets of Class A Shares of Tax-Free USA Fund and National High Yield Municipal Income Fund, or to purchase Class C Shares and have the entire initial purchase amount invested in each Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses.  Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase.  Class B and Class C Shares are each subject to annual Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class.  Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual Rule 12b-1 Plan expenses.  Unlike Class B Shares, Class C Shares do not convert to another Class.

The higher Rule 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares.  However, there can be no assurance as to the return, if any, that will be realized on such additional money.  In addition, the effect of any return earned on such additional money will diminish over time.

For the distribution and related services provided to, and the expenses borne on behalf of, the Funds, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the Rule 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption.  Financial advisors may receive different compensation for selling Class A Shares and Class C Shares.  Investors should understand that the purpose and function of the respective Rule 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the Rule 12b-1 Plan and

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the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes.  See “Plans under Rule 12b-1 for the Fund Classes” below.

Dividends, if any, paid on a Fund’s Class A Shares, Class B Shares, Class C Shares, and Institutional Class Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Fund Classes will be borne exclusively by such shares.  See “Determining Offering Price and Net Asset Value” below.

Class A Shares:  Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes’ Prospectus, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser.  See “Special Purchase Features – Class A Shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements, as well as the basis and circumstances upon which the additional commission will be paid.  Participating dealers may be deemed to have additional responsibilities under the securities laws.  Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Class A Broker Exchanges
Class A shares purchased by accounts participating in certain programs sponsored by and/or controlled by Financial Intermediaries (“Programs”) may be exchanged by the Financial Intermediary on behalf of the shareholder for Institutional Class shares of a Fund under certain circumstances, including such Program’s eligibility to purchase Institutional Class shares of the Fund. Such exchange will be on the basis of the net asset value per share, without the imposition of any sales load, fee or other charge.

If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the Financial Intermediary may exchange all such Institutional Class shares for Class A shares of a Fund. Such exchange will be on the basis of the relative net asset values of the shares, without imposition of any sales load, fee or other charge. Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a Financial Intermediary are generally not eligible for this exchange privilege until two years after the purchase of such Class A shares.

Exchange of Class A shares for Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class A shares of the same Fund, under these particular circumstances, will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

This exchange privilege is subject to termination and may be amended from time to time.

Dealer’s Commission
As described in the Fund Classes’ Prospectus, for initial purchases of Class A Shares of $1 million or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A Shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of the Class A Shares of a Fund.  Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a letter of intent or pursuant to an investor’s right of accumulation.  Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

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An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged.  The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge — Class B Shares and Class C Shares
Class B Shares were previously available for purchase, and Class C Shares are purchased, without a front-end sales charge.  Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and the Funds’ Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1.00%.  CDSCs are charged as a percentage of the dollar amount subject to the CDSC.  The charge will be assessed on an amount equal to the lesser of the NAV at the time of purchase of the shares being redeemed or the NAV of those shares at the time of redemption.  No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions.  For purposes of this formula, the “net asset value at the time of purchase” will be the NAV at purchase of Class B Shares or Class C Shares, even if those shares are later exchanged for shares of another Delaware Investments® Fund.  In the event of an exchange of the shares, the “net asset value of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange.  See the Prospectus for a list of the instances in which the CDSC is waived.

During the seventh year after purchase and, thereafter, until converted automatically to Class A Shares, Class B Shares will still be subject to the annual Rule 12b-1 Plan expenses of up to 1.00% of average daily net assets of those shares.  At the end of eight years after purchase, the investor’s Class B Shares will be automatically converted to Class A Shares of the same Fund.  See “Automatic Conversion of Class B Shares” below.  Such conversion will constitute a tax-free exchange for federal income tax purposes.  Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to Class A Shares’ ongoing annual Rule 12b-1 Plan expenses.

In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period.  With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Deferred Sales Charge Alternative  -- Class B Shares
Class B Shares were previously available for purchase at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment was invested in Fund shares.  The Distributor previously had compensated dealers or brokers for selling Class B Shares of USA and National High-Yield Funds at the time of purchase from its own assets in an amount equal to no more than 4.00% of the dollar amount purchased.  Such payments for Class B Shares of Intermediate Fund are currently in an amount equal to no more than 2.00%.

Proceeds from the CDSC and the annual Rule 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares.  These payments support the compensation paid to dealers or brokers for selling Class B Shares.  Payments to the Distributor and others under the Class B Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually. The combination of the CDSC and the proceeds of the Rule 12b-1 Plan fees made it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange.  Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange.  See “Redemption and Exchange” below.

Automatic Conversion of Class B Shares
Class B Shares of USA and National High-Yield Funds, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion to Class A Shares.  Class B Shares of

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Intermediate Fund, other than shares acquired through reinvestment of dividends, held for five years after purchase are eligible for automatic conversion into Class A Shares.  Conversions of Class B Shares to Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a “Conversion Date”).  A business day is any day that the New York Stock Exchange (“NYSE”) is open for business (“Business Day”).  If, as applicable, the eighth or fifth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor’s Class B Shares will be converted on that date. If such anniversary occurs between Conversion Dates, an investor’s Class B Shares will be converted on the next Conversion Date after the anniversary. Consequently, if a shareholder’s anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after, as applicable, the eighth or fifth anniversary of purchase before the shares will automatically convert to Class A Shares.  Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses to the maximum limits noted above.

Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that Fund (or, in the case of Delaware Group Cash Reserve, the Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes.  You should consult your tax advisor regarding the state and local tax consequences of the conversion of Class B Shares to Class A Shares, or any other conversion or exchange of shares.

Level Sales Charge Alternative - Class C Shares
Class C Shares may be purchased at NAV without a front-end sales charge and, as a result, the full amount of the investor’s purchase payment will be invested in Fund shares.  The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased.  As discussed below, Class C Shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares.  These payments support the compensation paid to dealers or brokers for selling Class C Shares.  Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B.  See “Redemption and Exchange” below.

Plans Under Rule 12b-1 for the Fund Classes
Pursuant to Rule 12b-1 under the 1940 Act, each Trust has adopted a plan for each of the Fund Classes (the “Plans”).  Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies.  The Plans do not apply to the Institutional Class.  Such shares are not included in calculating the Plans’ fees, and the Plans are not used to assist in the distribution and marketing of the Institutional Classes’ Shares.  Shareholders of the Institutional Class may not vote on matters affecting the Plans.

The Plans permit a Fund, pursuant to its Distribution Agreement, to pay out of the assets of the Fund Classes monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes.  These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel; holding special promotions for specified periods of time; and paying distribution and maintenance fees to brokers, dealers, and others.  In connection with the promotion of shares of the Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences, and advertising.  The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Fund Classes and increase sales of the Fund Classes.  In addition, each Fund may make payments from the Rule 12b-1 Plan fees of its

42

respective Fund Classes directly to others, such as banks, who aid in the distribution of Fund Class shares or provide services in respect of a Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

The Plans do not limit fees to amounts actually expended by the Distributor.  It is therefore possible that the Distributor may realize a profit in any particular year.  However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans.  The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Fund Classes.  The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trusts’ Independent Trustees, who may reduce the fees or terminate the Plans at any time.

In addition, each Fund may make payments out of the assets of the Fund Classes’ Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares, or provide services to, such classes.

Effective June 1, 1992, Delaware Group Tax-Free Fund’s Board has determined that the annual fee, payable on a monthly basis, under the separate Plans relating to USA Fund Class A Shares will be equal to the sum of: (i) the amount obtained by multiplying 0.30% by the average daily net assets represented by Class A Shares of the Fund that were acquired by shareholders on or after June 1, 1992; and (ii) the amount obtained by multiplying 0.10% by the average daily net assets represented by Class A Shares of the Fund that were acquired before June 1, 1992.  Effective April 21, 2006, the maximum amount of the Class A 12b-1 fees was reduced to 0.25% and the total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992, and 0.25% of the average daily net assets representing shares that were acquired on or after June 1, 1992.  While this is the method for calculating the 12b-1 expenses to be paid by the USA Fund Class A Shares, the fee is a Class A Shares’ expense so that all shareholders of Class A Shares of the Fund regardless of when they purchased their shares will bear 12b-1 expenses at the same rate.  As Class A Shares of the Fund are sold on or after June 1, 1992, the initial rate of at least 0.10% will increase over time.  Thus, as the proportion of Class A Shares purchased on or after June 1, 1992 to Class A Shares outstanding prior to June 1, 1992 increases, the expenses attributable to payments under the Plans will also increase (but will not exceed 0.25% of average daily net assets). While this describes the current basis for calculating the fees which will be payable under the Plans with respect to USA Fund Class A Shares, such Plans permit a full 0.25% on all Class A Shares’ assets to be paid at any time following appropriate Board approval.  The Distributors’ fee limitations for the USA Fund Class A Shares apply only to shares acquired on or after June 1, 1992 in calculating the blended rated.

All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of the Fund Classes would be borne by such persons without any reimbursement from such Fund Classes.  Consistent with the requirements of Rule 12b-1(h) under the 1940 Act and subject to seeking best execution, a Fund may, from time to time, buy or sell portfolio securities from or to, firms that receive payments under the Plans.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plans and the Distribution Agreements, as amended, have all been approved by each Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements.  Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by each Trust’s Board in the same manner as specified above.

Each year, each Board must determine whether continuation of the Plans is in the best interest of shareholders of the Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Fund Class.  The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreements, or by a majority vote of the relevant Fund Class’ outstanding voting securities.  Any amendment

43

materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class’ outstanding voting securities, as well as by a majority vote of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements.  With respect to a Funds’ Class A Shares plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of a Fund’s Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Boards, including a majority of Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreements.  In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to each Board for their review.

For the fiscal year ended August 31, 2010, the Rule 12b-1 payments for Delaware Tax-Free USA Fund’s Class A shares, Class B shares, and Class C shares were:  $xxx,xxx, $xxx,xxx, and $xx,xxx, respectively.  Such amounts were used for the following purposes:

Delaware Tax Free USA Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

For the fiscal year ended August 31, 2010, the Rule 12b-1 payments for Delaware Tax-Free USA Intermediate Fund’s Class A shares, Class B shares, and Class C shares were:  $xxx,xxx, $xx,xxx, and $xxx,xxx, respectively.  Such amounts were used for the following purposes:

Delaware Tax-Free USA Intermediate Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

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For the fiscal year ended August 31, 2010, the Rule 12b-1 payments for Delaware National High-Yield Municipal Bond Fund’s Class A shares, Class B shares, and Class C shares were:  $xxx,xxx, $xx,xxx, and $xxx,xxx, respectively.  Such amounts were used for the following purposes:

Delaware National High-Yield Municipal Bond Fund
	Class A	Class B	Class C
Advertising
Annual/Semiannual Reports
Broker Sales Charge
Broker Trails*
Commissions to Wholesalers
Interest on Broker Sales Charges
Promotional-Other
Prospectus Printing
Wholesaler Expenses
Total

*
The broker trail amounts listed in this row are principally based on payments made to broker-dealers monthly. However, certain brokers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

Other Payments to Dealers -- Class A Shares, Class B Shares, and Class C Shares
The Distributor, LFD, and their affiliates may pay compensation at their own expense and not as an expense of the Funds, to Financial Intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing.  For example, the Distributor may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services, marketing, educational support, and ticket charges.  Such payments are in addition to any distribution fees, service fees, and/or transfer agency fees that may be payable by the Funds.  The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Funds and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of the Funds and/or some or all other Delaware Investments® Funds), the Funds’ advisory fees, some other agreed upon amount, or other measures as determined from time to time by the Distributor.

A significant purpose of these payments is to increase sales of the Funds’ shares.  The Manager or its affiliates may benefit from the Distributor’s or LFD’s payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries.

Special Purchase Features -- Class A Shares
Letter of Intent:  The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser within a 13-month period pursuant to a written letter of intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or a Trust which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period.  The Funds do not accept retroactive letters of intent.  The 13-month period begins on the date of the earliest purchase.  If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased.  If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference.  Such purchasers may include the values (at offering price at the level designated in their letter of intent) of all their shares of the Funds and of any class of any of the other Delaware Investments® Funds previously purchased and still held as of the date of their letter of intent toward the completion of such letter, except as described below.  Those

45

purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC or Limited CDSC.  For purposes of satisfying an investor’s obligation under a letter of intent, Class B Shares and Class C Shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds which offer such shares may be aggregated with Class A Shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

Employers offering a Delaware Investments retirement plan may also complete a letter of intent to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan.  The aggregate investment level of the letter of intent will be determined and accepted by the Transfer Agent at the point of plan establishment.  The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period.  The Transfer Agent reserves the right to adjust the signed letter of intent based on this acceptance criteria.  The 13-month period will begin on the date this letter of intent is accepted by the Transfer Agent.  If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted.  In the event this letter of intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another letter of intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time.  Employers may also include the value (at offering price at the level designated in their letter of intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class.  Class B Shares and Class C Shares of the Funds and other Delaware Investments® Funds which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege:  When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments® Funds.  However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC.

The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation:  In determining the availability of the reduced front-end sales charge on Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares and Class C Shares, as well as shares of any other class of any of the other Delaware Investments® Funds which offer such classes (except shares of any Delaware Investments® Fund that do not carry a front-end sales charge, CDSC, or Limited CDSC).  If, for example, any such purchaser has previously purchased and still holds Class A Shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.75%.  For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase.  Investors should refer to the table of sales charges for Class A Shares in the Fund Classes’ Prospectus to determine the applicability of the right of accumulation to their particular circumstances.

12-Month Reinvestment Privilege:  Holders of Class A Shares (and of the Institutional Class Shares of the Funds holding shares which were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Funds or in the same Class of any of the other Delaware Investments® Funds.  In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge.  The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold.  This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC.  Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge

46

when purchasing Class A Shares.  The reinvestment privilege does not extend to a redemption of Class B or Class C Shares.

Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share).  The reinvestment will be made at the NAV next determined after receipt of remittance.

Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares.  Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money.  The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

Investors should consult their financial advisors or the Transfer Agent, which also serves as the Funds’ shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

INVESTMENT PLANS

Reinvestment Plan
Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date.  All dividends and distributions of the Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date).  A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Reinvestment of Dividends in other Delaware Investments® Funds
Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Fund Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including the Funds, in states where their shares may be sold.  Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee.  The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested.  Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund’s shares.  Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money.  The prospectus contains more complete information about the fund, including charges and expenses.

Subject to the following limitations, dividends and/or distributions from other Delaware Investments® Funds may be invested in shares of the Funds, provided an account has been established.  Dividends from Class A Shares may only be directed to other Class A Shares, dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares, and dividends from Institutional Class Shares may only be directed to other Institutional Class Shares.

Investing by Exchange
If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of the Funds.  If you wish to open an account by exchange, call the shareholder service center at 800 523-1918 for more information.  All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds’ Prospectuses.  See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

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Investing by Electronic Fund Transfer
Direct Deposit Purchase Plan:  Investors may arrange for the Funds to accept for investment in Class A Shares or Class C Shares, through an agent bank, pre-authorized government, or private recurring payments.  This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits.  It also eliminates the possibility and inconvenience of lost, stolen, and delayed checks.

Automatic Investing Plan:  Shareholders of Class A Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking account for deposit into their Fund account.  This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from his or her checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by pre-authorized checks, known as Depository Transfer Checks.  Should the shareholder’s bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

Minimum Initial/Subsequent Investments by Electronic Fund Transfer:  Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more.  An investor wishing to take advantage of either service must complete an authorization form.  Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

Payments to the Funds from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise.  Any such payments are subject to reclamation by the federal government or its agencies.  Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank.  In the event of a reclamation, the Funds may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source.  In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse the Funds.

Direct Deposit Purchases by Mail
Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts.  The Funds will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party.  Investors should contact their employers or financial institutions who in turn should contact the applicable Trust for proper instructions.

On Demand Service
You or your investment dealer may request purchases of Fund shares by phone using the on demand service.  When you authorize the Funds to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your pre-designated bank account.  Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time.  There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

It may take up to four Business Days for the transactions to be completed.  You can initiate this service by completing an Account Services form.  If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option
Shareholders can use the systematic exchange option to invest in the Fund Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds.  Shareholders of the Fund Classes may elect to invest in one or more of the other Delaware Investments® Funds through the systematic exchange option.  If in connection with the election of the systematic exchange option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select.  All

48

investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Fund Classes’ Prospectuses.  The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment.  No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

Periodic investment through the systematic exchange option does not insure profits or protect against losses in a declining market.  The price of the fund into which investments are made could fluctuate.  Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program.  Shareholders can terminate their participation in systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

Asset Planner
The Funds previously offered the Asset Planner asset allocation service.  This service is no longer offered for the Funds.  Please call the Shareholder Service Center at 800 523-1918 if you have any questions regarding this service.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

Orders for purchases and redemptions of Class A Shares are effected at the offering price next calculated after receipt of the order by the Funds, their agent or certain other authorized persons.  Orders for purchases and redemptions of Class B Shares, Class C Shares, and Institutional Class Shares, as applicable, are effected at the NAV per share next calculated after receipt of the order by the Funds, their agent or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above.  Selling dealers are responsible for transmitting orders promptly.

The offering price for Class A Shares consists of the NAV per share plus any applicable sales charges.  Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4 p.m., Eastern time, on days when the NYSE is open for business.  The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed:  New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas.  The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern time. When the NYSE is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class.  In determining each Fund’s total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds’ pricing procedures.  Exchange traded options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices.  Non-exchange traded options are valued at fair value using a mathematical model.  Futures contracts are valued at their daily quoted settlement price.  For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollar values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day.  Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices.  Money market instruments having a maturity of less than 60 days are valued at amortized cost.  Debt securities (other than short-term obligations) are valued on the basis of

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valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange.  Use of a pricing service has been approved by the Boards.  Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.  Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Boards.

Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund.  The NAVs of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class.  All income earned and expenses incurred by a Fund, will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class’ percentage in that Fund represented by the value of shares of such Classes, except that Institutional Classes will not incur any of the expenses under the Trusts’ Rule 12b-1 Plans, while the Fund Classes will bear the Rule 12b-1 Plan expenses payable under their respective Plans.  Due to the specific distribution expenses and other costs that will be allocable to each Class, the NAV of each Class of a Fund will vary.

REDEMPTION AND EXCHANGE

General Information
You can redeem or exchange your shares in a number of different ways that are described below.  Your shares will be redeemed or exchanged at a price based on the NAV next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC.  For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day.  See the Funds’ Prospectuses.  A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount.  In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner.  Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC.  Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction.  For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds.  Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918.  Each Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day.  The selling dealer has the responsibility of transmitting orders to the Distributor promptly.  Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either Fund or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers” above); provided, however, that each

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commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

The Funds will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled.  The Funds will honor redemption requests as to shares for which a check was tendered as payment, but the Funds will not mail or wire the proceeds until they are reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date.  You can avoid this potential delay if you purchase shares by wiring Federal Funds.  Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Funds will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon.  Shareholders may be responsible for any losses to the Funds or to the Distributor.

In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays, or trading thereon is restricted, or an emergency exists as a result of which disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the Funds fairly to value their assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Funds may postpone payment or suspend the right of redemption or repurchase.  In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Payment for shares redeemed or repurchased may be made either in cash or in-kind, or partly in cash and partly in kind.  Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above.  Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions.  However, each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of such Fund during any 90-day period for any one shareholder.

The value of a Fund’s investments is subject to changing market prices.  Thus, a shareholder redeeming shares of a Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Certain redemptions of Class A Shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below.  Class B and Class C Shares are subject to CDSCs as described in the Fund Classes’ Prospectus.  Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wiring cost, neither the Funds nor the Distributor charge a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

Holders of Class B Shares or Class C Shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares.  However, such shareholders will continue to be subject to the CDSC and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged.  In the case of Class B Shares, shareholders will also continue to be subject to the automatic conversion schedule of the Original Shares as described in this Part B.  In an exchange of Class B Shares, a Fund’s CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange.  For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares.  With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares.  Consequently, an investment in New Shares by exchange may subject an investor to the higher Rule 12b-1 fees applicable to a Fund’s Class B Shares for a longer period of time than if the investment in New Shares were made directly.

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Holders of Class A Shares of the Funds may exchange all or part of their shares for shares of other Delaware Investments® Funds, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares, or Class R Shares of the Funds or of any other Delaware Investments® Fund.  Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments® Funds.  Similarly, holders of Class C Shares of the Funds are permitted to exchange all or part of their Class C Shares only into Class C Shares of any other Delaware Investments® Fund.  Class B Shares of the Funds and Class C Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made.  The holding period of Class B Shares of the Funds acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Funds.  Holders of Class R Shares of the Funds are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments® Funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such Fund.

Permissible exchanges into Class A Shares of the Funds will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends).  Permissible exchanges into Class B Shares or Class C Shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.  A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

The Funds discourage purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected.  The Funds will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips,” or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund.  A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund’s shares.  If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter of a previous short-term roundtrip in that Fund, you may be considered a market timer.  The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred.  The Funds also reserve the right to consider other trading patterns as market timing.

Your ability to use the Funds’ exchange privilege may be limited if you are identified as a market timer.  If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

Written Redemption
You can write to the Funds at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Funds require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company, or a member of a Securities Transfer Association Medallion Program (“STAMP”). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

Payment is normally mailed the next Business Day after receipt of your redemption request.  If your Class A Shares or Institutional Class Shares are in certificate form, the certificate(s) must accompany your request and also be in

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good order.  Certificates generally are no longer issued for Class A Shares and Institutional Class Shares.  Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
You may also write to the Funds (at P.O. Box 219691, Kansas City, MO 64121-9691 by regular mail or 430 W. 7th Street, Kansas City, MO 64105-1407 by overnight courier service) to request an exchange of any or all of your shares into another Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you.  If you hold your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

Telephone Redemption:  The “Check to Your Address of Record” service and the “Telephone Exchange” service, both of which are described below, are automatically provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services available with respect to your account.  Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders.  It may be difficult to reach the Funds by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

The Funds and their Transfer Agent are not responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.  With respect to such telephone transactions, the Funds will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions.  Telephone instructions received by the Funds are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone.  By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption — Check to Your Address of Record:  The Telephone Redemption feature is a quick and easy method to redeem shares.  You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record.  Checks will be payable to the shareholder(s) of record.  Payment is normally mailed the next Business Day after receipt of the redemption request.  This service is only available to individual, joint, and individual fiduciary-type accounts.

Telephone Redemption — Proceeds to Your Bank:  Redemption proceeds of $1,000 or more can be transferred to your pre-designated bank account by wire or by check.  You should authorize this service when you open your account.  If you change your pre-designated bank account, you must complete an authorization form and have your signature guaranteed.  For your protection, your authorization must be on file.  If you request a wire, your funds will normally be sent the next Business Day.  If the proceeds are wired to the shareholder’s account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account.  A bank wire fee may be deducted from Fund Class redemption proceeds.  If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your pre-designated bank account.  There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your pre-designated bank account.  Simply call the Shareholder Service Center at 800 523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange: The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change.  You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above.  As with the written exchange service, telephone exchanges are subject to the requirements of the Funds, as described above.  Telephone exchanges may be subject to limitations as to amount or frequency.

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The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the Delaware Investments® Funds.  Telephone exchanges may be subject to limitations as to amount or frequency.  The Transfer Agent and each Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

On Demand Service
You or your investment dealer may request redemptions of Fund Class shares by phone using the on demand service.  When you authorize the Funds to accept such requests from you or your investment dealer, funds will be deposited to your pre-designated bank account.  Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time.  There is a $25 minimum and $100,000 maximum limit for on demand service transactions.  For more information, see “On Demand Service” under “Investment Plans” above.

Systematic Withdrawal Plans
Shareholders of the Fund Classes who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal.  This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount.  This $5,000 minimum does not apply for investments made through qualified retirement plans.  Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days.  Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program.  To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market.  Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes.  This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder.  Purchases of Class A Shares through a periodic investment program in the Funds must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds which do not carry a sales charge.  Redemptions of Class A Shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the Plan is established.  If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the Plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the Plan.  Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions.  See the Fund Classes’ Prospectus for more information about the waiver of CDSCs.

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An investor wishing to start a systematic withdrawal plan must complete an authorization form.  If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed.  Each signature guarantee must be supplied by an eligible guarantor institution.  Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.  This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

Systematic withdrawal plan payments are normally made by check.  In the alternative, you may elect to have your payments transferred from your Fund account to your pre-designated bank account through the on demand service.  Your funds will normally be credited to your bank account up to four Business Days after the payment date.  There are no separate fees for this redemption method.  It may take up to four Business Days for the transactions to be completed.  You can initiate this service by completing an account services form.  If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

The systematic withdrawal plan is not available for the Institutional Classes.  Shareholders should consult with their financial advisors to determine whether a systematic withdrawal plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
For purchases of $1,000,000, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule:  (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of:   (i) the NAV at the time of purchase of the Class A Shares being redeemed; or (ii) the NAV of such Class A Shares at the time of redemption.  For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A Shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

Redemptions of such Class A Shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange.  The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period.  The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Funds or Class A Shares acquired in the exchange.

In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.  The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges
Please see the Fund Classes’ Prospectus for instances in which the Limited CDSC applicable to Class A Shares and the CDSCs applicable to Class B and C Shares may be waived.

DISTRIBUTIONS AND TAXES

DISTRIBUTIONS
Each Fund will normally declare all of its net investment income, if any, on a daily basis and distribute, as dividends, monthly.  Net investment income earned on days when the Funds are not open will be declared as a dividend on the next business day.  Any net realized capital gains will be distributed once each year, and may be distributed more

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frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.  Such distributions will be reinvested in shares, unless the shareholder elects to receive them in cash.  Shareholders will receive a quarterly statement showing a Class’s dividends paid and all of the transactions made during the period.

Payment by check of cash dividends will ordinarily be mailed within three business days after the payable date. In determining daily dividends, the amount of net investment income for each Fund will be determined at the time the offering price and NAV are determined (see “Determining Offering Price and Net Asset Value” above) and shall include investment income accrued by the respective Fund, less the estimated expenses of that Fund incurred since the last determination of NAV.  Gross investment income consists principally of interest accrued and, where applicable, net pro-rata amortization of premiums and discounts since the last determination.  The dividend declared, as noted above, will be deducted immediately before the NAV calculation is made.

Purchases of Fund shares by wire begin earning dividends when converted into Federal Funds and available for investment, normally the next business day after receipt.  However, if a Fund is given prior notice of a Federal Funds wire and an acceptable written guarantee of timely receipt from an investor satisfying such Fund’s credit policies, the purchase will start earning dividends on the date the wire is received.  Investors desiring to guarantee wire payments must have an acceptable financial condition and credit history in the sole discretion of that Fund.  The Funds reserve the right to terminate this option at any time.  Purchases by check earn dividends upon conversion to Federal Funds, normally one business day after receipt.

Dividend distributions are automatically reinvested in additional shares of the paying Fund at NAV on the ex-dividend date, unless an election to receive dividends in cash has been made.  Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash.  If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.  If a shareholder redeems an entire account, all dividends accrued to the time of the withdrawal will be paid by separate check at the end of that particular monthly dividend period, consistent with the payment and mailing schedule described above.

If you elect to take your dividends and distributions in cash and such dividends and distributions are in an amount of $25 or more, you may choose the direct deposit service and have such payments transferred from your Fund account to your predesignated bank account.  This service is not available for certain retirement plans.  It may take up to four business days for the transactions to be completed.  You can initiate either service by completing an Account Services form.  If your name and address on your designated bank account are not identical to the name and address on your Fund account, you must have your signature guaranteed.  The Funds do not charge a fee for any direct deposit service; however, your bank may charge a fee.  Please call the Shareholder Service Center for additional information about these services.

Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest.  A Fund may deduct from a shareholder’s account the costs of such Fund’s effort to locate a shareholder if a shareholder’s mail is returned by the United States Post Office or such Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address.  These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Each Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes.  Each Class will share proportionately in the investment income and expenses of its respective Fund, except that Class A Shares, Class B Shares, and Class C Shares alone will incur distribution fees under their respective 12b-1 Plan.

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TAXES
Distributions of Net Investment Income – in general.
Each Fund receives income generally in the form of interest on its investments.  This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends, consisting generally of either exempt-interest or taxable income, may be paid to you.

Exempt-Interest Dividends.
By meeting certain requirements of the Code, each Fund qualifies to pay exempt-interest dividends to shareholders.  These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to shareholders.  Exempt-interest dividends that are excluded from federal taxable income may still be subject to federal alternative minimum tax.  See the discussion below under the heading, “Alternative Minimum Tax.”

In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands, and Guam), they also may be exempt from that state’s personal income taxes.  Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states. The right of a state to exempt from taxation interest on its own state and local obligations while taxing the interest on out-of-state municipal securities was affirmed by the U.S. Supreme Court in Kentucky v. Davis, decided May 19, 2008.  However, the Supreme Court declined to address whether the in-state exemption for private activity bonds violates the Commerce Clause of the U.S. Constitution, leaving for future courts to consider any claim that differential treatment of interest on out-of-state private-activity bonds should be evaluated differently from the treatment of municipal bond interest generally.

For shareholders who are recipients of Social Security benefits, exempt-interest dividends are includable in computing “modified adjusted gross income” for purposes of determining the amount of Social Security benefits, if any, that is required to be included in gross income.  The maximum amount of Social Security benefits that may be included in gross income is 85%.

Dividends from Taxable Income.
Each Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds.  If you are a taxable investor, any distributions by a Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gains.
A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital.
If a Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder’s cost basis in a Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

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Information on the Amount and Tax Character of Distributions.
The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year, including the portion of the distributions that on average are comprised of exempt-interest income, taxable income and the portion of exempt-interest income that is a tax preference item when determining the alternative minimum tax.  If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as exempt-interest income, taxable income, or capital gains, and in the case of non-U.S. shareholders, a Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund.  Taxable distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company.
Each Fund has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Code, and intends to so qualify during the current fiscal year.  As a regulated investment company, a Fund generally is not subject to entity level federal income tax on the income and gains it distributes to you.  The Boards reserve the right not to distribute a Fund’s net long-term capital gain or not to maintain the qualification of a Fund as a regulated investment company if they determine such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained, a Fund would be taxed on the gain at the highest corporate tax rate, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to you will be treated as taxable dividend income to the extent of such Fund’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain asset diversification, income and distribution specific requirements, including:

(i)           A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

(ii)           A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)           A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements.
As a regulated investment company, each Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required distributions. To avoid a 4% federal excise tax, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:  98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the 12-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Funds intend to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Post October losses.  Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes, special rules are required to protect the amount of earnings and profits needed to

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support excise tax distributions.  For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year.  Accordingly, a Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of August 31 (“post-October loss”) as occurring on the first day of the following tax year (i.e., September 1).

Sales or Exchanges of Fund Shares.
Sales, exchanges, and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the Internal Revenue Service (“IRS”) requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss, and will be long-term or short-term, generally depending on how long you have held your shares.

Sales at a loss within six months of purchase.  Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Deferral of basis -Class A shares only.  In reporting gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

IF:

¡	In your original purchase of Fund shares, you received a reinvestment right (the right to reinvest your sales proceeds at a reduced or with no sales charge), and

¡	You sell some or all of your original shares within 90 days of their purchase, and

¡	You reinvest the sales proceeds in the Fund or in another Fund of the Trust, and the sales charge that would otherwise apply is reduced or eliminated;

THEN:  In reporting any gain or loss on your sale, all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

Conversion of Class B shares into Class A shares.  The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal income tax purposes. Shareholders should consult their tax advisors regarding the state and local tax consequences of the conversion of Class B Shares into Class A Shares, or any other conversion or exchange of shares.

Cost Basis Reporting.  Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, a Fund’s administrative agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions.  This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.

U.S. Government Securities.
Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a

59

Fund.  Income on investments by a Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals.
Because each Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to be qualified dividend income eligible for taxation by individuals at long-term capital gain rates.

Dividends-Received Deduction for Corporations.
Because each Fund’s income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax.
Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for shareholders when determining their federal alternative minimum tax.  Private activity bond interest could subject shareholders to or increase their liability under federal alternative minimum taxes, depending on their personal or corporate tax position.  If shareholders are a person defined in the Code as a “substantial user” (or person related to a user) of a facility financed by private activity bonds, shareholders should consult with their tax advisor before buying shares of a Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares.
Interest on debt that shareholders incur to buy or hold Fund shares may not be deductible for federal income tax purposes. Indebtedness may be allocated to shares of a Fund even though not directly traceable to the purchase of such shares.

Loss of Status of Securities as Tax-Exempt.
Risk of loss of federal exemption. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.  In such a case, a Fund may be required to report to the IRS and send to shareholders amended Forms 1099 for a prior taxable year in order to report additional taxable income. This, in turn, could require shareholders to file amended federal and state income tax returns for such prior year to report and pay tax and interest on their pro rata share of the additional amount of taxable income.

Investment in Complex Securities.
The Funds may invest in complex securities that could be subject to numerous special and complex tax rules.  These rules could accelerate the recognition of income by a Fund (possibly causing a Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund’s ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax.  These rules could also affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income.  These rules could, therefore, affect the amount, timing or character of the income distributed to you by a Fund.  For example:

Derivatives.  A Fund is permitted to invest in certain options, futures, forwards, or foreign currency contracts.  If a Fund makes these investments, under certain provisions of the Code, it may be required to mark-to-market these contracts and recognize for federal income tax purposes any unrealized gains and losses at its fiscal year end even though it continues to hold the contracts.  Under these provisions, gains or losses on the contracts generally would be treated as 60% long-term and 40% short-term gains or losses, but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses. In determining its net income for excise tax purposes, a Fund also would be required to mark-to-market these contracts annually as of October 31 (for capital gain net income and ordinary income arising from certain foreign currency contracts), and to realize and distribute any resulting income and gains.

Short sales and securities lending transactions.  A Fund’s entry into a short sale transaction or an option or other contract could be treated as the “constructive sale” of an “appreciated financial position,” causing it to realize gain, but not

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loss, on the position.  Additionally, a Fund’s entry into securities lending transactions may cause the replacement income earned on the loaned securities to fall outside of the definition of qualified dividend income.  This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

Tax straddles. A Fund’s investment in options, futures, forwards, or foreign currency contracts in connection with certain hedging transactions could cause it to hold offsetting positions in securities. If the Fund’s risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds other securities, the Fund could be deemed to have entered into a tax “straddle” or to hold a “successor position” that would require any loss realized by it to be deferred for tax purposes.

Securities purchased at discount.  A Fund is permitted to invest in securities issued or purchased at a discount, such as zero coupon, deferred interest or payment-in-kind (“PIK”) bonds, that could require it to accrue and distribute income not yet received.  If it invests in these securities, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.

Credit default swap agreements.  A Fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent nonperiodic payments of this type are in a developing stage and are not entirely clear in certain aspects.  Accordingly, while a Fund intends to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment.  The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in credit default swap agreements.

Investments in securities of uncertain tax character.   Each Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.
By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

¡	provide your correct social security or taxpayer identification number,
¡	certify that this number is correct,
¡	certify that you are not subject to backup withholding, and
¡	certify that you are a U.S. person (including a U.S. resident alien).

A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any dividends or proceeds paid.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.
Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.  Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by a Fund.  Exemptions from this U.S. withholding tax are provided for exempt-interest dividends, capital gain dividends paid by a Fund from its net long-term capital gains, and with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by a Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Exempt-interest dividends.  In general, exempt-interest dividends are not subject to U.S. withholding tax.

Capital gain dividends & short-term capital gain dividends.  In general, (i) a capital gain dividend designated by a Fund and paid from its net long-term capital gains, or (ii) with respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), a short-term capital gain dividend designated by a Fund and paid from its net short-term capital gains, other than long- or short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends.  With respect to taxable years of a Fund beginning before January 1, 2010 (sunset date), dividends designated by a Fund as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10 percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by a Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of a Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, a Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors.  It may not be practical in every case for a Fund to designate, and each Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, a Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income.  Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case, you may be required to file a nonresident U.S. income tax return.

U.S. estate tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, a Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by a Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2010, unless such provision is extended or made permanent. Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.

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U.S. tax certification rules. Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign tax.

Effect of Future Legislation; Local Tax Considerations
The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Part B. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income, and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local, and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in a Fund.

This discussion of “Distributions and Taxes” is not intended  or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

PERFORMANCE INFORMATION

To obtain the Funds’ most current performance information, please call 800 523-1918 or visit www.delawareinvestments.com.

Performance quotations represent the Funds’ past performance and should not be considered as representative of future results.  The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

 [_______________], which is located at [_________________________________________], serves as the independent registered public accounting firm for the Trusts and, in its capacity as such, audits the annual financial statements contained in each Fund’s Annual Report.  Each Fund’s Statement of Net Assets, Statement of Operations, Statements of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of, [________________] the independent registered public accounting firm, for the fiscal year ended August 31, 2010 are included in each Fund’s Annual Report to shareholders.  The financial statements and financial highlights, the notes relating thereto and the reports of [___________________] listed above [__________________] by reference from the Annual Reports into this Part B.

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PRINCIPAL HOLDERS

As of November 30, 2010, management believes the following shareholders held of record 5% or more of the outstanding shares of each class of each Fund.  Management does not have knowledge of beneficial owners.

Fund/Class	Name and Address of Account	Percentage
Delaware Tax-Free USA Fund Class B

Delaware Tax-Free USA Fund Class C

Delaware Tax-Free USA Intermediate Fund Class A
Delaware Tax-Free USA Intermediate Fund Class B

Delaware Tax-Free USA Intermediate Fund Class C

National High-Yield Municipal Bond Fund Class A

National High-Yield Municipal Bond Fund Class B

National High-Yield Municipal Bond Fund Class C

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Fund/Class	Name and Address of Account	Percentage

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APPENDIX A – DESCRIPTION OF RATINGS

General Rating Information
The ratings list below can be further described as follows. For all categories lower than Aaa, Moody’s Investors Service, Inc. includes a “1,” “2,” or “3” following the rating to designate a high, medium or low rating, respectively. Similarly, for all categories lower than AAA, Standard & Poor’s and Fitch, Inc. may add a “+” or “-” following the rating to characterize a higher or lower rating, respectively.

Bonds
Moody’s Investors Service, Inc.	Aaa	Highest quality, smallest degree of investment risk.
	Aa	High quality; together with Aaa bonds, they compose the high-grade bond group.
	A	Upper- medium-grade obligations; many favorable investment attributes.
Baa
Medium-grade obligations; neither highly protected nor poorly secured.  Interest and principal appear adequate for the present, but certain protective elements may be lacking or may be unreliable over any great length of time.

	Ba	More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
	B	Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
	Caa	Poor standing, may be in default; elements of danger with respect to principal or interest payments.
	Ca	Speculative in high degree; could be in default or have other marked shortcomings.
	C	Lowest rated. Extremely poor prospects of ever attaining investment standing.
Standard & Poor’s	AAA	Highest rating; extremely strong capacity to pay principal and interest.
	AA	High quality; very strong capacity to pay principal and interest.
	A	Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
BBB
Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.

BB, B, CCC, CC
Predominantly speculative with respect to the issuer’s capacity to meet required interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation.  Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.

	D	In default.
Fitch, Inc.	AAA	Highest quality; obligor has exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA
Very high quality; obligor’s ability to pay interest and repay principal is very strong.  Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A
High quality; obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.

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BBB
Satisfactory credit quality; obligor’s ability to pay interest and repay principal is considered adequate.  Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.

BB, CCC
Not investment grade; predominantly speculative with respect to the issuer’s capacity to repay interest and repay principal in accordance with the terms of the obligation for bond issues not in default.  BB is the least speculative.  C is the most speculative.

Commercial Paper
Moody’s		S&P		Fitch
P-1	Superior quality	A-1+ A-1	Extremely strong quality Strong quality	F-1+ F-1	Exceptionally strong quality Very strong quality
P-2	Strong quality	A-2	Satisfactory quality	F-2	Good credit quality
P-3	Acceptable quality	A-3 B C	Adequate quality Speculative quality Doubtful quality	F-3 F-S	Fair quality Weak credit quality

State and Municipal Notes
Moody’s		S&P		Fitch
MIG1/VMIG1	Best quality	SP1+ SP1	Very strong quality Strong grade	F-1+ F-1	Exceptionally strong quality Very strong quality
MIG2/VMIG2	High quality	SP2	Satisfactory grade	F-2	Good credit quality
MIG3/VMIG3	Favorable quality			F-3	Fair credit quality
MIG4/VMIG4	Adequate quality
SG	Speculative quality	SP3	Speculative grade	F-S	Weak credit quality

Earnings and Dividend Rankings For Common Stocks
Standard & Poor’s. The investment process involves assessment of various factors -- such as product and industry position, corporate resources and financial policy -- with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor’s believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor’s earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol. It should be noted, however, that the process also takes into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years -- a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then

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adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

A+	Highest	B+	Average	C	Lowest
A	High	B	Below Average	D	In Reorganization
A-	Above Average	B-	Lower

NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

The positions as determined above may be modified in some instances by special considerations, such as natural disasters, massive strikes, and non-recurring accounting adjustments.

A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

Preferred Stock Rating
Moody’s Investors Service, Inc.	Aaa	Considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.
	Aa	Considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.
A
Considered to be an upper-medium grade preferred stock.  While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

	Baa	Considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.
Ba
Considered to have speculative elements and its future cannot be considered well assured.  Earnings and asset protection may be very moderate and not well safeguarded during adverse periods.  Uncertainty of position characterizes preferred stocks in this class.

	B	Generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.
	Caa	Likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
	Ca	Speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

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	C	The lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Standard & Poor’s	AAA	Has the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.
	AA	Qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated “AAA.”
	A	Backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.
BBB
Regarded as backed by an adequate capacity to pay the preferred stock obligations.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the “A” category.

BB, B CCC
Regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. “BB” indicates the lowest degree of speculation and “CCC” the highest degree of speculation.  While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	CC	Reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.
	C	A non-paying issue.
	D	A non-paying issue with the issuer in default on debt instruments.
	NR	Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

69

PART C
(Voyageur Mutual Funds)
File Nos. 033-63238/811-07742
Post-Effective Amendment No. 39

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)           Articles of Incorporation.

(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

(i)	Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

(ii)
Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 38 filed December 29, 2009 (Accession No. 0001206774-09-002456).

(iii)
Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 38 filed December 29, 2009 (Accession No. 0001206774-09-002456).

(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

(c)           Instruments Defining Rights of Security Holders.

(1)
Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

(d)	Investment Advisory Contracts.

(i)	Amended and Restated Executed Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf of each Fund, attached as Exhibit No. EX.99.e.1.i.

(e)	Underwriting Contracts.

(1)	Distribution Agreements.

1

(i)	Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf of each Fund, attached as Exhibit No. EX.99.e.1.i.

(2)	Dealer's Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

(3)	Vision Mutual Fund Gateway® Agreement (November 2000) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

(4)	Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 27 filed November 18, 2002.

(5)	Bank/Trust Agreement (August 2004) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed December 3, 2004.

(f)           Bonus or Profit Sharing Contracts.  Not applicable.

(g)	Custodian Agreements.

(1)
Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 29, 2008.

(h)           Other Material Contracts.

(1)
Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

(i)	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 28 filed October 31, 2003.

(ii)
Executed Schedule B (June 1, 2009) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 38 filed December 29, 2009 (Accession No. 0001206774-09-002456).

(2)
Executed Fund Accounting and Financial Administration Services Agreement (October 1, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

(3)	Executed Fund Accounting and Financial Administration Oversight Agreement (January 4, 2010) between Delaware Service Company, Inc. and the Registrant attached as Exhibit No. EX-99.h.3.

(i)	Amendment No. 1 (April 26, 2010) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement attached as Exhibit No. EX-99.h.3.i.

(i)	Legal Opinion.

(1)	Opinion and Consent of Counsel (August 5, 1999) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed August 16, 1999.

2

(2)
Opinion and Consent of Counsel (December 29, 2008) with respect to the Institutional Class of Delaware National High-Yield Municipal Bond Fund incorporated into this filing by reference to Post-Effective Amendment No. 37 filed December 30, 2008 (Accession No. 0001137439-08-000468).

(j)	Other Opinions. Not applicable.

(k)           Omitted Financial Statements.  Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan. Plans under Rule 12b-1 for Class A, B and C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed October 31, 2001.

(n)	Rule 18f-3 Plan.

(1)	Plan under Rule 18f-3 (February 18, 2010) attached as Exhibit No. EX-99.n.1.

(o)           Reserved.

(p)           Codes of Ethics.

(1)	Code of Ethics for Delaware Investments' Family of Funds (February 2010) attached as Exhibit No. EX-99.p.1.

(2)
Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2010) attached as Exhibit No. EX-99.p.2.

(q)	Other. Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 35 filed December 29, 2008.

Item 29.	Persons Controlled by or Under Common Control with Registrant. None.

Item 30.
Indemnification.  Article VII, Section 2 (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.  Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 33 filed December 28, 2007.

Item 31.                      Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax- Free Money Fund, Delaware Pooled® Trust, Delaware VIP® Trust, Optimum Fund Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) as well as to certain non-affiliated registered investment companies.  In addition, certain officers of the Manager also serve as trustees of other Delaware Investments Funds, and certain officers are also officers of these other funds.  A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

3

The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with Manager	Positions and Offices with Registrant	Other Positions and Offices Held
Patrick P. Coyne	President	Chairman/President/Chief Executive Officer	Mr. Coyne has served in various executive capacities within Delaware Investments Director – Kaydon Corp.
Michael J. Hogan1	Executive Vice President/Head of Equity Investments	Executive Vice President/Head of Equity Investments	Mr. Hogan has served in various executive capacities within Delaware Investments
See Yeng Quek	Executive Vice President/Managing Director/Chief Investment Officer, Fixed Income	Executive Vice President/Managing Director, Fixed Income	Mr. Quek has served in various executive capacities within Delaware Investments Director/Trustee - HYPPCO Finance Company Ltd.
Philip N. Russo	Executive Vice President/Chief Administrative Officer	None	Mr. Russo has served in various executive capacities within Delaware Investments
Douglas L. Anderson	Senior Vice President –Operations	None	Mr. Anderson has served in various executive capacities within Delaware Investments
Joseph R. Baxter	Senior Vice President/Head of Municipal Bond Investments	Senior Vice President/Head of Municipal Bond Investments	Mr. Baxter has served in various executive capacities within Delaware Investments
Christopher S. Beck	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Beck has served in various executive capacities within Delaware Investments
Michael P. Buckley	Senior Vice President/Director of Municipal Research	Senior Vice President/Director of Municipal Research	Mr. Buckley has served in various executive capacities within Delaware Investments
Stephen J. Busch	Senior Vice President – Investment Accounting	Senior Vice President– Investment Accounting	Mr. Busch has served in various executive capacities within Delaware Investments
Michael F. Capuzzi	Senior Vice President — Investment Systems	Senior Vice President — Investment Systems	Mr. Capuzzi has served in various executive capacities within Delaware Investments
Lui-Er Chen2	Senior Vice President/Senior Portfolio Manager/Chief Investment Officer, Emerging Markets	Senior Vice President/Senior Portfolio Manager/Chief Investment Officer, Emerging Markets	Mr. Chen has served in various executive capacities within Delaware Investments

4

Thomas H. Chow	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Chow has served in various executive capacities within Delaware Investments
Stephen J. Czepiel3	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Czepiel has served in various executive capacities within Delaware Investments
Chuck M. Devereux	Senior Vice President/Senior Research Analyst	Senior Vice President/Senior Research Analyst	Mr. Devereux has served in various executive capacities within Delaware Investments
Roger A. Early4	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Early has served in various executive capacities within Delaware Investments
Stuart M. George	Senior Vice President/Head of Equity Trading	Senior Vice President/Head of Equity Trading	Mr. George has served in various executive capacities within Delaware Investments
Paul Grillo	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Grillo has served in various executive capacities within Delaware Investments
Kevin P. Loome5	Senior Vice President/Senior Portfolio Manager/Head of High Yield Investments	Senior Vice President/Senior Portfolio Manager/Head of High Yield Investments	Mr. Loome has served in various executive capacities within Delaware Investments
Timothy D. McGarrity	Senior Vice President/Financial Services Officer	None	Mr. McGarrity has served in various executive capacities within Delaware Investments
Francis X. Morris	Senior Vice President/Chief Investment Officer — Core Equity	Senior Vice President/Chief Investment Officer — Core Equity	Mr. Morris has served in various executive capacities within Delaware Investments
Brian L. Murray, Jr.	Senior Vice President/Chief Compliance Officer	Senior Vice President/ Chief Compliance Officer	Mr. Murray has served in various executive capacities within Delaware Investments
Susan L. Natalini	Senior Vice President/Marketing & Shared Services	None	Ms. Natalini has served in various executive capacities within Delaware Investments
D. Tysen Nutt	Senior Vice President/Chief Investment Officer, Large Cap Value Equity	Senior Vice President/Chief Investment Officer, Large Cap Value Equity	Mr. Nutt has served in various executive capacities within Delaware Investments
Philip O. Obazee	Senior Vice President/Derivatives Manager	Senior Vice President/Derivatives Manager	Mr. Obazee has served in various executive capacities within Delaware Investments
David P. O’Connor	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel
Mr. O’Connor has served in various executive capacities within Delaware Investments

Senior Vice President/ Strategic Investment Relationships and Initiatives/ General Counsel/Chief Legal Officer – Optimum Fund Trust

5

Richard Salus	Senior Vice President/ Controller/Treasurer	Senior Vice President/Chief Financial Officer	Mr. Salus has served in various executive capacities within Delaware Investments Senior Vice President/Chief Financial Officer – Optimum Fund Trust
Jeffrey S. Van Harte6	Senior Vice President/Chief Investment Officer — Focus Growth Equity	Senior Vice President/Chief Investment Officer — Focus Growth Equity	Mr. Van Harte has served in various executive capacities within Delaware Investments
Babak Zenouzi7	Senior Vice President/Senior Portfolio Manager	Senior Vice President/Senior Portfolio Manager	Mr. Zenouzi has served in various executive capacities within Delaware Investments
Gary T. Abrams	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Abrams has served in various executive capacities within Delaware Investments
Christopher S. Adams	Vice President/Portfolio Manager/Senior Equity Analyst	Vice President/Portfolio Manager/Senior Equity Analyst	Mr. Adams has served in various executive capacities within Delaware Investments
Damon J. Andres	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Andres has served in various executive capacities within Delaware Investments
Wayne A. Anglace8	Vice President/Credit Research Analyst	Vice President/Credit Research Analyst	Mr. Anglace has served in various executive capacities within Delaware Investments
Margaret MacCarthy Bacon9	Vice President/Investment Specialist	Vice President/Investment Specialist	Ms. Bacon has served in various executive capacities within Delaware Investments
Patricia L. Bakely	Vice President/Assistant Controller	None	Ms. Bakely has served in various executive capacities within Delaware Investments
Kristen E. Bartholdson10	Vice President/Portfolio Manager	Vice President	Ms. Bartholdson has served in various executive capacities within Delaware Investments
Todd Bassion11	Vice President/ Portfolio Manager	Vice President/Portfolio Manager	Mr. Bassion has served in various executive capacities within Delaware Investments
Jo Anne Bennick	Vice President/15(c) Reporting	Vice President/15(c) Reporting	Ms. Bennick has served in various executive capacities within Delaware Investments
Richard E. Biester	Vice President/Equity Trader	Vice President/Equity Trader	Mr. Biester has served in various executive capacities within Delaware Investments
Christopher J. Bonavico12	Vice President/Senior Portfolio Manager/Equity Analyst	Vice President/Senior Portfolio Manager/Equity Analyst	Mr. Bonavico has served in various executive capacities within Delaware Investments
Vincent A. Brancaccio	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Brancaccio has served in various executive capacities within Delaware Investments

6

Kenneth F. Broad13	Vice President/Senior Portfolio Manager/Equity Analyst	Vice President/Senior Portfolio Manager/Equity Analyst	Mr. Broad has served in various executive capacities within Delaware Investments
Kevin J. Brown14	Vice President/ Senior Investment Specialist	Vice President/ Senior Investment Specialist	Mr. Brown has served in various executive capacities within Delaware Investments
Mary Ellen M. Carrozza	Vice President/Client Services	Vice President/Client Services	Ms. Carrozza has served in various executive capacities within Delaware Investments
Stephen G. Catricks	Vice President/Portfolio Manager	Vice President/Portfolio Manager	Mr. Catricks has served in various executive capacities within Delaware Investments
Wen-Dar Chen15	Vice President/Portfolio Manager	Vice President/Portfolio Manager	Mr. Chen has served in various executive capacities within Delaware Investments
Anthony G. Ciavarelli	Vice President/ Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Mr. Ciavarelli has served in various executive capacities within Delaware Investments
David F. Connor	Vice President/Deputy General Counsel/Secretary	Vice President/Deputy General Counsel/Secretary	Mr. Connor has served in various executive capacities within Delaware Investments Vice President/Deputy General Counsel/Secretary – Optimum Fund Trust
Michael Costanzo	Vice President/Performance Analyst Manager	Vice President/Performance Analyst Manager	Mr. Costanzo has served in various executive capacities within Delaware Investments
Kishor K. Daga	Vice President/Derivatives Operations	Vice President/Derivatives Operations	Mr. Daga has served in various executive capacities within Delaware Investments
Cori E. Daggett	Vice President/Counsel/ Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Ms. Daggett has served in various executive capacities within Delaware Investments
Craig C. Dembek16	Vice President/Senior Research Analyst	Vice President/Senior Research Analyst	Mr. Dembek has served in various executive capacities within Delaware Investments
Camillo D’Orazio	Vice President/Investment Accounting	Vice President/Investment Accounting	Mr. D’Orazio has served in various executive capacities within Delaware Investments
Christopher M. Ericksen17	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Mr. Ericksen has served in various executive capacities within Delaware Investments
Joel A. Ettinger	Vice President – Taxation	Vice President – Taxation	Mr. Ettinger has served in various executive capacities within Delaware Investments
Devon K. Everhart	Vice President/Senior Research Analyst	Vice President/Senior Research Analyst	Mr. Everhart has served in various executive capacities within Delaware Investments
Joseph Fiorilla	Vice President – Trading Operations	Vice President – Trading Operations	Mr. Fiorilla has served in various executive capacities within Delaware Investments

7

Charles E. Fish	Vice President/Senior Equity Trader	Vice President/Senior Equity Trader	Mr. Fish has served in various executive capacities within Delaware Investments
Clifford M. Fisher	Vice President/Senior Municipal Bond Trader	Vice President/Senior Municipal Bond Trader	Mr. Fisher has served in various executive capacities within Delaware Investments
Patrick G. Fortier18	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Mr. Fortier has served in various executive capacities within Delaware Investments
Paul D. Foster	Vice President/Investment Specialist — Emerging Growth Equity	None	Mr. Foster has served in various executive capacities within Delaware Investments
Denise A. Franchetti	Vice President/Portfolio Manager/Municipal Bond Credit Analyst	Vice President/Portfolio Manager/Municipal Bond Credit Analyst	Ms. Franchetti has served in various executive capacities within Delaware Investments
Lawrence G. Franko19	Vice President/ Senior Equity Analyst	Vice President/ Senior Equity Analyst	Mr. Franko has served in various executive capacities within Delaware Investments
Daniel V. Geatens	Vice President/Director of Financial Administration	Vice President/Treasurer	Mr. Geatens has served in various executive capacities within Delaware Investments
Gregory A. Gizzi20	Vice President/ Head Municipal Bond Trader	Vice President/ Head Municipal Bond Trader	Mr. Gizzi has served in various executive capacities with Delaware Investments
Gregg J. Gola21	Vice President/Senior High Yield Trader	Vice President/Senior High Yield Trader	Mr. Gola has served in various executive capacities within Delaware Investments
Christopher Gowlland22	Vice President/Senior Quantitative Analyst	Vice President/Senior Quantitative Analyst	Mr. Gowlland has served in various executive capacities within Delaware Investments
Edward Gray23	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Gray has served in various executive capacities within Delaware Investments
David J. Hamilton	Vice President/Fixed Income Analyst	Vice President/Credit Research Analyst	Mr. Hamilton has served in various executive capacities within Delaware Investments
Brian Hamlet24	Vice President/Senior Corporate Bond Trader	Vice President/Senior Corporate Bond Trader	Mr. Hamlet has served in various executive capacities within Delaware Investments
Lisa L. Hansen25	Vice President/Head of Focus Growth Equity Trading	Vice President/Head of Focus Growth Equity Trading	Ms. Hansen has served in various executive capacities within Delaware Investments
Gregory M. Heywood26	Vice President/Portfolio Manager/Equity Analyst	Vice President/Portfolio Manager/Equity Analyst	Mr. Heywood has served in various executive capacities within Delaware Investments
Sharon Hill	Vice President/Head of Equity Quantitative Research and Analytics	Vice President/Head of Equity Quantitative Research and Analytics	Ms. Hill has served in various executive capacities within Delaware Investments
J. David Hillmeyer27	Vice President/Corporate Bond Trader	Vice President	Mr. Hillmeyer has served in various executive capacities within Delaware Investments

8

Chungwei Hsia28	Vice President/ Senior Research Analyst	Vice President/ Senior Research Analyst	Mr. Hsia has served in various executive capacities within Delaware Investments
Jordan L. Irving	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Irving has served in various executive capacities within Delaware Investments
Cynthia Isom	Vice President/Portfolio Manager	Vice President/Portfolio Manager	Ms. Isom has served in various executive capacities within Delaware Investments
Stephen M. Juszczyszyn29	Vice President/Structured Products Analyst/Trader	Vice President/Structured Products Analyst/Trader	Mr. Juszczyszyn has served in various executive capacities within Delaware Investments
Anu B. Kothari30	Vice President/ Equity Analyst	Vice President/ Equity Analyst	Ms. Kothari has served in various executive capacities within Delaware Investments
Roseanne L. Kropp	Vice President/ Senior Fund Analyst II - High Grade	Vice President/Senior Fund Analyst – High Grade	Ms. Kropp has served in various executive capacities within Delaware Investments
Nikhil G. Lalvani	Vice President/Senior Equity Analyst/Portfolio Manager	Vice President/Portfolio Manager	Mr. Lalvani has served in various executive capacities within Delaware Investments
Anthony A. Lombardi	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Lombardi has served in various executive capacities within Delaware Investments
Francis P. Magee	Vice President/Portfolio Analyst	Vice President/Portfolio Analyst	Mr. Magee has served in various executive capacities within Delaware Investments
John P. McCarthy31	Vice President/Senior Research Analyst/Trader	Vice President/Senior Research Analyst/Trader	Mr. McCarthy has served in various executive capacities within Delaware Investments
Brian McDonnell32	Vice President/Structured Products Analyst/Trader	Vice President/Structured Products Analyst/Trader	Mr. McDonnell has served in various executive capacities within Delaware Investments
Michael S. Morris	Vice President/Portfolio Manager/Senior Equity Analyst	Vice President/Portfolio Manager/Senior Equity Analyst	Mr. Morris has served in various executive capacities within Delaware Investments
Terrance M. O’Brien33	Vice President/ Fixed Income Reporting Analyst	Vice President/ Fixed Income Reporting Analyst	Mr. O’Brien has served in various executive capacities with Delaware Investments
Donald G. Padilla	Vice President/Portfolio Manager/Senior Equity Analyst	Vice President/Portfolio Manager/Senior Equity Analyst	Mr. Padilla has served in various executive capacities within Delaware Investments
Daniel J. Prislin34	Vice President/Senior Portfolio Manager/Equity Analyst	Vice President/Senior Portfolio Manager/Equity Analyst	Mr. Prislin has served in various executive capacities within Delaware Investments
Gretchen Regan	Vice President/Quantitative Analyst	Vice President/Quantitative Analyst	Ms. Regan has served in various executive capacities within Delaware Investments
Carl Rice	Vice President/Senior Investment Specialist, Large Cap Value Focus Equity	Vice President/Senior Investment Specialist, Large Cap Value Focus Equity	Mr. Rice has served in various executive capacities within Delaware Investments
Joseph T. Rogina	Vice President/Equity Trader	Vice President/Equity Trader	Mr. Rogina has served in various executive capacities within Delaware Investments

9

Debbie A. Sabo35	Vice President/Equity Trader – Focus Growth Equity	Vice President/Equity Trader – Focus Growth Equity	Ms. Sabo has served in various executive capacities within Delaware Investments
Kevin C. Schildt	Vice President/Senior Municipal Credit Analyst	Vice President/Senior Municipal Credit Analyst	Mr. Schildt has served in various executive capacities within Delaware Investments
Bruce Schoenfeld36	Vice President/Equity Analyst	Vice President/Equity Analyst	Mr. Schoenfeld has served in various executive capacities within Delaware Investments
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None	Mr. Seidel has served in various executive capacities within Delaware Investments
Nancy E. Smith	Vice President — Investment Accounting	Vice President — Investment Accounting	Ms. Smith has served in various executive capacities within Delaware Investments
Brenda L. Sprigman	Vice President/Business Manager – Fixed Income	Vice President/Business Manager – Fixed Income	Ms. Sprigman has served in various executive capacities within Delaware Investments
Michael T. Taggart	Vice President – Facilities & Administrative Services	None	Mr. Taggart has served in various executive capacities within Delaware Investments
Junee Tan-Torres37	Vice President/ Structured Solutions	Vice President/ Structured Solutions	Mr. Tan-Torres has served in various executive capacities within Delaware Investments
Risé Taylor	Vice President/Strategic Investment Relationships	None	Ms. Taylor has served in various executive capacities within Delaware Investments
Robert A. Vogel, Jr.	Vice President/Senior Portfolio Manager	Vice President/Senior Portfolio Manager	Mr. Vogel has served in various executive capacities within Delaware Investments
Jeffrey S. Wang38	Vice President/ Equity Analyst	Vice President/ Equity Analyst	Mr. Wang has served in various executive capacities within Delaware Investments
Michael G. Wildstein39	Vice President/ Senior Research Analyst	Vice President/ Senior Research Analyst	Mr. Wildstein has served in various executive capacities within Delaware Investments
Kathryn R. Williams	Vice President/Associate General Counsel/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary	Ms. Williams has served in various executive capacities within Delaware Investments
Guojia Zhang40	Vice President/Equity Analyst	Vice President/Equity Analyst	Mr. Zhang has served in various executive capacities within Delaware Investments
Douglas R. Zinser41	Vice President/Credit Research Analyst	Vice President/Credit Research Analyst	Mr. Zinser has served in various executive capacities within Delaware Investments

1. Managing Director/Global Head of Equity (2004-2007) and Director/Portfolio Strategist (1996-2004), SEI Investments.
2. Managing Director/Senior Portfolio Manager, Evergreen Investment Management Company, 1995.

10

3. Vice President, Mesirow Financial, 1993-2004.
4. Senior Portfolio Manager, Chartwell Investment Partners, 2003-2007; Chief Investment Officer, Turner Investments, 2002-2003.
5. Portfolio Manager/Analyst, T. Rowe Price, 1996-2007.
6. Principal/Executive Vice President, Transamerica Investment Management, LLC, 1980-2005
7. Senior Portfolio Manager, Chartwell Investment Partners, 1999-2006.
8. Research Analyst, Gartmore Global Investments, 2004-2007; Vice President - Private Client Researcher, Deutsche Bank Alex. Brown, 2000-2004.
9. Client Service Officer, Thomas Weisel Partners, 2002-2005.
10. Equity Research Salesperson, Susquehanna International Group, 2004-2006.
11. Senior Research Associate, Thomas Weisel Partners, 2002-2005.
12. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1993-2005.
13. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
14. Director – Institutional Equity Sales, Merrill Lynch, 2003-2006
15. Quantitative Analyst, J.P. Morgan Securities, 1998-2004.
16. Senior Fixed Income Analyst, Chartwell Investment Partners, 2003-2007; Senior Fixed Income Analyst, Stein, Roe & Farnham, 2000-2003.
17. Portfolio Manager, Transamerica Investment Management, LLC, 2004-2005; Vice President/Portfolio Manager, Goldman Sachs 1994-2004.
18. Portfolio Manager, Transamerica Investment Management, LLC, 2000-2005.
19. Finance Professor, University of Massachusetts, 1987-2006; Co-founder, Arborway Capital, 2005; Senior Investment Professional, Thomas Weisel Partners, 2002-2005; Senior Investment Professional, ValueQuest, 1987-2002.

20. Vice President, Lehman Brothers, 2002-2008.
21. Executive Director, Morgan Stanley Investment Manager, Miller, Anderson and Sherrerd, 1998-2007.
22. Vice President/Senior Quantitative Analyst, State Street Global Markets LLC, 2005-2007; Quantitative Strategist, Morgan Stanley, 2004-2005; Investment Banker, Commerzbank Securities, 2000-2004.
23. Portfolio Manager, Thomas Weisel Partners, 2002-2005.
24. Vice President, Lehman Brothers Holdings, 2003-2007.
25. Principal/Portfolio Manager/Senior Trader, Transamerica Investment Management, LLC, 1997-2005.
26. Senior Research Analyst, Transamerica Investment Management, LLC, 2004-2005; Senior Analyst, Wells CapitalManagement, LLC 2003-2004; Senior Analyst, Montgomery Asset Management 1996-2003.
27. Senior Corporate Bond Trader, High Yield Portfolio Manager/Trader, Quantitative Analyst, Hartford Investment Management Company, 1996-2007.
28. Senior Analyst, Oppenheimerfunds, 2006-2007; Senior Analyst, Merrill Lynch Investment Managers, 2005-2006; Analyst, Federated Investors, 2001-2005.
29. Director of Fixed Income Trading, Sovereign Bank Capital Markets, 2001-2007.
30. Equity Research Analyst, State Street Global Advisors, 2002-2008.
31. Senior High Yield Trader, Chartwell Investment Partners, 2002-2007.
32. Managing Director – Fixed Income Trading, Sovereign Securities, 2001-2007.
33. Senior Software Developer/Technical Lead, Advisorport/PFPC, 2000-2005.
34. Principal/Portfolio Manager, Transamerica Investment Management, LLC, 1998-2005.
35. Head Trader, McMorgan & Company, 2003-2005.
36. Vice President/Senior Emerging Markets Analyst, Artha Capital Management, 2005-2006; Director/Portfolio Manager, CDP Capital, 2002-2005.
37. Director of Pension Analytics, Merrill Lynch, 2006-2008; Managing Director, Pension, Investment and Insurance Resource, LLC, 2006; Investment Director, Watson Wyatt Investment Consulting, 2003-2006.

38. Investment Manager, Pictet Asset Management Limited, 2004-2007; Summer Intern, Ritchie Capital Management, LLC, 2003; Senior Investment Associate, Putnam Investments, 1999-2002.
39. Portfolio Manager, Merrill Lynch Investment Managers, 2001-2007.
40. Equity Analyst, Evergreen Investment Management Company, 2004-2006.
41. Vice President, Assurant, 2006-2007; Assistant Vice President - Senior Research Analyst, Delaware Investments, 2002-2006.

11

Item 32.                      Principal Underwriters.

(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

(b)
Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital Management	Limited Partner	None
Delaware Investment Advisers	Limited Partner	None
Theodore K. Smith	President	None
Philip N. Russo	Executive Vice President	None
Douglas L. Anderson	Senior Vice President	None
Jeffrey M. Kellogg	Senior Vice President	None
Brian L. Murray, Jr.	Senior Vice President	Senior Vice President/Chief Compliance Officer
David P. O’Connor	Senior Vice President/ General Counsel	Senior Vice President/Strategic Investment Relationships and Initiatives/General Counsel
Richard Salus	Senior Vice President/Controller/Treasurer/ Financial Operations Principal	Senior Vice President/Chief Financial Officer
Trevor M. Blum	Vice President	None
Mary Ellen M. Carrozza	Vice President	None
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary
David F. Connor	Vice President/Secretary	Vice President/Deputy General Counsel/Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Assistant Secretary
Daniel V. Geatens	Vice President	Vice President
Edward M. Grant	Vice President	None
Audrey Kohart	Vice President	Vice President - Financial Planning and Reporting
Marlene D. Petter	Vice President	None
Richard D. Seidel	Vice President/Assistant Controller/Assistant Treasurer	None
Michael T. Taggart	Vice President	None
Molly Thompson	Vice President	None
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General Counsel/Assistant Secretary

(c)           Not applicable.

Item 33.
Location of Accounts and Records.  All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained at 2005 Market Street, Philadelphia, PA  19103-7094 and 430 W. 7th Street, Kansas City, MO  64105.

Item 34.                      Management Services.  None.

Item 35.                      Undertakings.  Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of October, 2010.

VOYAGEUR MUTUAL FUNDS

By:   /s/ Patrick P. Coyne
Patrick P. Coyne
  Chairman/President/Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Patrick P. Coyne Patrick P. Coyne	Chairman/President/Chief Executive Officer (Principal Executive Officer) and Trustee	October 29, 2010

Thomas L. Bennett* Thomas L. Bennett	Trustee	October 29, 2010

John A. Fry * John A. Fry	Trustee	October 29, 2010

Anthony D. Knerr * Anthony D. Knerr	Trustee	October 29, 2010

Lucinda S. Landreth * Lucinda S. Landreth	Trustee	October 29, 2010

Ann R. Leven * Ann R. Leven	Trustee	October 29, 2010

Thomas F. Madison * Thomas F. Madison	Trustee	October 29, 2010

Janet L. Yeomans * Janet L. Yeomans	Trustee	October 29, 2010

J. Richard Zecher * J. Richard Zecher	Trustee	October 29, 2010

Richard Salus * Richard Salus	Senior Vice President/Chief Financial Officer (Principal Financial Officer)	October 29, 2010
*By: /s/ Patrick P. Coyne Patrick P. Coyne as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

13

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
EXHIBITS TO FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Voyageur Mutual Funds N-1A)

Exhibit No.             Exhibit

EX-99.d.1	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of each Fund

EX.99.e.1	Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant, on behalf of each Fund

EX-99.h.3	Executed Fund Accounting and Financial Administration Oversight Agreement (January 4, 2010) between Delaware Service Company, Inc. and the Registrant

EX-99.h.3.i	Amendment No. 1 (April 26, 2010) to Schedule A to the Fund Accounting and Financial Administration Oversight Agreement

EX-99.n.1	Plan under Rule 18f-3 (February 18, 2010)

EX-99.p.1	Code of Ethics for Delaware Investments' Family of Funds (February 2010)

EX-99.p.2	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) (February 2010)